   As filed with the Securities and Exchange Commission on November 6, 1998

                             Registration No. ____

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549
                                 ____________

                                   FORM N-14

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                      [X] Pre-Effective Amendment No. 1
                      [ ] Post-Effective Amendment No. __

                                  WM Trust I
              (Exact name of Registrant as Specified in Charter)

                         1201 Third Avenue, Suite 1400
                          Seattle, Washington  98101
                   (Address of Principal Executive Offices)
                                (206) 461-3800
                       (Area Code and Telephone Number)
                                 ____________

                         William G. Papesh, President
                               WM Advisors, Inc.
                         1201 Third Avenue, Suite 1400
                          Seattle, Washington  98101
                    (Name and Address of Agent for Service)

                                  Copies to:
     Lawrence R. Small, Esq.                       Joseph B. Kittredge, Esq.
     Paine, Hamblen, Coffin,                       Ropes & Gray
     Brooke & Miller                               One International Place
     717 West Sprague Avenue, Suite 1200           Boston, MA  02110
     Spokane, WA  99201
                                 ____________

                 Approximate Date of Proposed Public Offering:
  As soon as practicable after this Registration Statement becomes effective.
                                 ____________

  It is proposed that this filing will become effective on December 6, 1998 pursuant to Rule 488.
                                 ____________

     The Registrant has registered an indefinite amount of its securities under the Securities Act of 1933, pursuant to Rule 24f-2 under the Investment Company Act of 1940. In reliance upon Rule 24f-2, no filing fee is being paid at this time.

                                  WM TRUST I


    The Cross-Reference Sheet and Part A (the "Prospectus/Proxy Statement") of the Registrant's Registration Statement on Form N-14, which was filed with the Securities and Exchange Commission on October 30, 1998 (Accession Number 0001021408-98-000819), are hereby incorporated by reference into the Cross-Reference Sheet and Part A, respectively, of this Pre-Effective Amendment No. 1 to such Registration Statement.

                                  WM TRUST I
                                   FORM N-14
                                    PART A
                                 Appendix A-1


                                 FORM OF PROXY

                        _________________________ FUND
                      A SERIES OF THE GRIFFIN FUNDS, INC.
                   PROXY SOLICITED BY THE BOARD OF DIRECTORS
      FOR SPECIAL MEETING OF SHAREHOLDERS -- ___________________ __, 1999

     The undersigned hereby appoints ________________, ______________ and ________________, and each of them separately, proxies with power of substitution to each, and hereby authorizes them to represent and to vote, as designated below, at the Special Meeting (the "Meeting") of Shareholders of the Fund indicated above to be held at the offices of Griffin Financial Investment Advisers, 5000 Rivergrade Road, Irwindale, California, on ___________________
__, 1999 at [            ] (Pacific Time) and at any adjournment thereof, all of
the shares of the Fund which the undersigned would be entitled to vote if personally present.

THIS PROXY WHEN PROPERLY EXECUTED WILL BE VOTED IN THE MANNER DIRECTED HEREIN BY THE UNDERSIGNED SHAREHOLDER. IF NO DIRECTION IS MADE, THIS PROXY WILL BE VOTED FOR EACH PROPOSAL.

In their discretion, the proxies are authorized to vote upon such other business as may properly come before the Meeting. The Directors recommend a vote FOR the proposals.

        TO VOTE BY MAIL, PLEASE VOTE, SIGN AND DATE ON THE REVERSE SIDE
                 AND RETURN PROMPTLY IN THE ENCLOSED ENVELOPE.

        TO VOTE BY FAX, PLEASE VOTE, SIGN AND DATE ON THE REVERSE SIDE
          AND FAX THE PROXY CARD TO ________________________________.


                                           NOTE: PLEASE SIGN EXACTLY AS YOUR
                                           NAME APPEARS ON THIS PROXY CARD. All
                                           joint owners should sign. When
                                           signing as executor, administrator,
                                           attorney, trustee or guardian or as
                                           custodian for a minor, please give
                                           full title as such. If a corporation,
                                           please sign in full corporate name
                                           and indicate the signer's office. If
                                           a partner, sign in the partnership
                                           name.


                                           ------------------------------------
                                           Signature


                                           ------------------------------------
                                           Signature (if held jointly)


                                           ------------------------------------
                                           Date

                                         For          Against        Abstain
                                        [   ]          [   ]          [   ]

I. Proposal to approve the Merger of
   the Fund named on the reverse side
   of this card, as described in the
   Prospectus/Proxy Statement and the
   relevant Agreement and Plan of
   Reorganization.


PLEASE SIGN ON THE REVERSE SIDE AND RETURN PROMPTLY IN THE ENCLOSED ENVELOPE.

                                  WM TRUST I
                                  WM TRUST II

                                   FORM N-14
                                    PART B


                      STATEMENT OF ADDITIONAL INFORMATION
                               October 30, 1998

     This Joint Statement of Additional Information (the "SAI") relates to proposed mergers (the "Mergers") of the Money Market Fund (the "Griffin Money Market Fund"), the Tax-Free Money Market Fund (the "Griffin Tax-Free Money Market Fund"), the Short-Term Bond Fund (the "Griffin Short-Term Bond Fund"), the U.S. Government Income Fund (the "Griffin U.S. Government Fund"), the Municipal Bond Fund (the "Griffin Municipal Bond Fund"), the California Tax-Free Fund (the "Griffin California Tax-Free Fund"), the Bond Fund (the "Griffin Bond Fund"), the Growth & Income Fund (the "Griffin Growth & Income Fund") and the Growth Fund, (the "Griffin Growth Fund") (each an "Acquired Fund"), each a series of The Griffin Funds, Inc., a Maryland corporation, into, respectively, the Money Market Fund (the "WM Money Market Fund"), the Tax-Exempt Money Market Fund (the "WM Tax-Exempt Money Market Fund"), the Short Term High Quality Bond Fund (the "WM Short Term Fund"), the U.S. Government Securities Fund (the "WM U.S. Government Fund"), the Tax-Exempt Bond Fund (the "WM Tax-Exempt Bond Fund"), the California Municipal Fund (the WM California Fund"), the Income Fund (the "WM Income Fund"), the Growth & Income Fund (the "WM Growth & Income Fund") and the Growth Fund (the "WM Growth Fund") (each an "Acquiring Fund"), each a series of WM Trust I or WM Trust II, each a Massachusetts business trust.


  This SAI contains information which may be of interest to shareholders but which is not included in the Prospectus/Proxy Statement dated _______ __, 1998 (the "Prospectus/Proxy Statement") of the Acquiring Funds which relates to the Mergers. As described in the Prospectus/Proxy Statement, the Mergers would involve the transfer of all the assets of each Acquired Fund in exchange for shares of the corresponding Acquiring Fund and the assumption of all the liabilities of the Acquired Fund. Each Acquired Fund would distribute the Acquiring Fund shares it receives to its shareholders in complete liquidation of the Acquired Fund.

  This SAI is not a prospectus and should be read in conjunction with the Prospectus/Proxy Statement. The Prospectus/Proxy Statement has been filed with the Securities and Exchange Commission and is available upon request and without charge by writing to the WM Group of Funds, P.O. Box 5118, Westborough, MA 01581-5118 or by calling 1-800-222-5852.

                               Table of Contents



Item                                                                                         Page
------                                                                                       -----
I.   Additional Information about the Acquiring and the Acquired Funds..................

II.  Financial Statements...............................................................

 I.  Additional Information about the Acquiring and the Acquired Funds.

  Incorporated by reference to the Registration Statements of each of WM Trust I and WM Trust II on Form N-14 (Accession No.0001021408-98-000819 (WM Trust I) and Accession No. 0001021408-98-000818 (WM Trust II) filed on October 30, 1998).

 II. Financial Statements.

  This Statement of Additional Information is accompanied by (a) the Semi-Annual Report for the period ended April 30, 1998 and the Annual Reports for the year ended December 31, 1997 of the WM Money Market Fund, WM Tax-Exempt Money Market Fund, WM U.S. Government Fund, WM Tax-Exempt Bond Fund and WM Income Fund, (b) the Semi-Annual Report for the period ended April 30, 1998 and the Annual Report for the year ended October 31, 1997 of the WM Growth & Income Fund, (c) the Annual Report for the year ended June 30, 1998 of the WM Short Term Fund, WM California Fund and WM Growth Fund, and (d) the Annual Report for the year ended October 31, 1997 of the Acquiring Funds (collectively, the "WM Annual Reports"), which respectively contain historical financial information regarding such Funds. Such reports have been filed with the Securities and Exchange Commission and are incorporated herein by reference. The Annual Reports of the Acquired Funds for the fiscal years ended September 30, 1997 and September 30, 1998 and the Semi-Annual Report of the Acquired Funds for period ended March 30, 1998 (collectively, the "Griffin Annual Reports") which respectively contain historical financial information regarding such Funds, have been filed with the Securities and Exchange Commission and are incorporated herein by reference.

  Pro forma financial statements are provided on the following pages for each of the Acquiring Funds.

              WM MONEY MARKET FUND AND GRIFFIN MONEY MARKET FUND

  PRO FORMA STATEMENT OF ASSETS AND LIABILITIES AT APRIL 30, 1998 (Unaudited)

                                                             GRIFFIN           WM
                                                              MONEY           MONEY       PRO FORMA           PRO FORMA
                                                           MARKET FUND     MARKET FUND   ADJUSTMENTS          COMBINED
               ASSETS:
 Investments at value                                     $ 228,112,250    $462,721,142                     $ 690,833,392

                                                          ---------------------------------------------------------------
     Total Investments                                      228,112,250     462,721,142            -          690,833,392
 Cash/Cash Equivalents                                                -       2,784,902                         2,784,902
 Receivable for dollar roll fee income                                                -                                 -
 Dividends and/or interest receivable                           856,910       1,753,805                         2,610,715
 Receivable for Fund shares Sold                                              1,992,430                         1,992,430
 Receivable for investment securities sold                                            -                                 -
 Unamortized  organization costs                                  8,021               -                             8,021
 Receivable from investment advisor                                                   -                                 -
 Prepaid expenses and other assets                                               91,280                            91,280
                                                          ---------------------------------------------------------------
           Total Assets                                     228,977,181     469,343,559            -          698,320,740
               LIABILITIES:
 Payable for dollar roll transactions                                                 -                                 -
 Variation margin payable                                                             -                                 -
 Reverse repurchase agreements                                                        -                                 -
 Payable for Fund shares redeemed                                     -       6,317,015                         6,317,015
 Payable for investment securities purchased                          -      10,000,000                        10,000,000
 Investment advisory fee payable                                                175,564                           175,564
 Administration fee payable                                                           -                                 -
 Shareholder servicing and distribution fees payable                             77,111                            77,111
 Dividends payable                                              929,035          12,673                           941,708
 Accrued legal and audit fees                                                     4,800                             4,800
 Accrued Trustees' fees and expenses                                              2,101                             2,101
 Accrued registration and filing fees payable                                       813                               813
 Due to Custodian                                                                     -                                 -
 Net unrealized depreciation of fwd for curr cts                                      -
 Accrued Expenses and other payables                            217,835         336,491                           554,326
                                                          ---------------------------------------------------------------
           Total Liabilities                                  1,146,870      16,926,568            -           18,073,438
                                                          ---------------------------------------------------------------
                                                          ---------------------------------------------------------------
 TOTAL NET ASSETS                                         $ 227,830,311    $452,416,991  $         -        $ 680,247,302
                                                          ===============================================================

               NET ASSETS:
 Undistributed net investment income/
   (accumulated net investment loss/distributions
   in excess of net investment income)                                -               -                                 -
 Accumulated net realized gain/(loss)
   on investments sold, futures contracts,
   closed written options, forward foreign currency
   contracts and foreign currency transactions            $        (196)   $     24,896                     $      24,700
 Net unrealized app./(dep.) of investments,
   foreign currency, written options, futures
   contracts, forward foreign currency contracts
   and other assets and liabilities                                   -               -                                 -
 Paid-in capital                                            227,830,507     452,392,095                       680,222,602

                                                          ---------------------------------------------------------------
 TOTAL NET ASSETS                                         $ 227,830,311    $452,416,991  $         -        $ 680,247,302
                                                          ===============================================================
NET ASSETS:
  Class A Shares                                          $ 227,830,311    $354,347,547                     $ 582,177,858
                                                          ===============================================================
  Class B Shares                                                           $  3,216,131                     $   3,216,131
                                                          ===============================================================
  Class S Shares                                                           $  7,020,240                     $   7,020,240
                                                          ===============================================================
  Class I Shares                                                           $ 87,833,073                     $  87,833,073
                                                          ===============================================================
SHARES OUTSTANDING:
  Class A Shares                                            227,830,507     354,328,956      (12,149)  (A)    582,147,314
                                                          ===============================================================
  Class B Shares                                                              3,215,931            -            3,215,931
                                                          ===============================================================
  Class S Shares                                                              7,019,731            -            7,019,731
                                                          ===============================================================
  Class I Shares                                                             87,827,477            -           87,827,477
                                                          ===============================================================
NET ASSET VALUE PER SHARE:
  Class A Shares                                          $        1.00    $       1.00                     $        1.00
                                                          ===============================================================
  Class B Shares                                                           $       1.00                     $        1.00
                                                          ===============================================================
  Class S Shares                                                           $       1.00                     $        1.00
                                                          ===============================================================
  Class I Shares                                                           $       1.00                     $        1.00
                                                          ===============================================================

            See accompanying notes to pro forma financial statements

--------------------------------------------------------------------------------
(A) Shares outstanding have been adjusted to reflect the conversion of Griffin Money Market Fund shares into WM Money Market Fund shares based upon the net asset value of WM Money Market Fund shares at April 30, 1998.

              WM Money Market Fund and Griffin Money Market Fund
                  Pro Forma Combined Statement of Operations
                           For the Period Ended 4/30/98
                                  (Unaudited)

                                                                  GRIFFIN           WM
                                                                   MONEY           MONEY            PRO FORMA      PRO FORMA
                                                                 MARKET FUND     MARKET FUND        ADJUSTMENTS      COMBINED
 INVESTMENT INCOME:
 Dividend Income                                                                           -            -                 -
 Foreign w/holding tax on dividend income                                                  -
 Interest Income                                                $ 4,281,137     $  6,246,427                    $10,527,564
 Fee Income                                                                                -                              -
                                                                -----------------------------------------------------------
      Total Investment Income                                     4,281,137        6,246,427                    $10,527,564
                                                                -----------------------------------------------------------

 EXPENSES:
 Investment Advisory Fees                                           381,440          492,639      (22,401) (A)      851,678
 Administration Fees                                                152,576                -     (152,576) (B)            -
 Custodian Fees                                                      38,565           26,286                         64,851
 Legal and audit fees                                                17,383            4,800                         22,183
 Trustees' fees and expenses                                          2,604            2,101                          4,705
 Amortization of Organization Costs                                   5,578                -                          5,578
 Registration and filing fees                                         6,372              813                          7,185
 Other                                                               17,663          180,293                        197,956
                                                                -----------------------------------------------------------
  Subtotal                                                          622,181          706,932     (174,977)        1,154,136
 Shareholder servicing and distribution Fees
       Class A Shares                                               152,576           67,066      (70,137) (C)      149,505
       Class B Shares                                                                  4,165                          4,165
       Class S Shares                                                                  9,451                          9,451
Interest expense                                                                           -                              -
Fees waived and/or expenses absorbed by investment
     Advisor                                                       (224,885)               -      224,885  (D)            -
                                                                -----------------------------------------------------------
      Subtotal                                                      549,872          787,614      (20,229)        1,317,257
 Fees Reduced by credits allowed by the custodian                                    (17,619)                       (17,619)
                                                                -----------------------------------------------------------
      Net expenses                                                  549,872          769,995      (20,229)        1,299,638
                                                                -----------------------------------------------------------
 NET INVESTMENT INCOME/(LOSS)                                     3,731,265        5,476,432       20,229         9,227,926
                                                                -----------------------------------------------------------
 NET REALIZED AND UNREALIZED GAIN/
       (LOSS) ON INVESTMENTS
 Realized Gains from:
   Security transactions                                                  -           24,896                         24,896
   Forward foreign currency contracts and
        Foreign currency transactions                                     -                -                              -
   Futures contracts                                                      -                -                              -
 Net unrealized appreciation/(depreciation) of:
   Securities                                                             -                -                              -
    Forward foreign currency contracts                                    -                -                              -
    Foreign currency, written options, futures
          contracts and other assets and liabilities                      -                -                              -
                                                                -----------------------------------------------------------
 Net Realized and unrealized Gain/(Loss) on investment                    -           24,896            -            24,896
                                                                -----------------------------------------------------------
 NET INCREASE/(DECREASE) IN NET ASSETS
      RESULTING FROM OPERATIONS                                 $ 3,731,265     $  5,501,328    $  20,229       $ 9,252,822
                                                                ===========================================================


(A) Decrease in management fees for Griffin shareholders to reflect the new fee structure. Fees are based on .45% of average daily net assets up to $1,000,000,000 and .40% of average daily net assets over that amount.

(B) Elimination of the Griffin administration fees, now incorporated in the management fee structure.

(C) Elimination of Griffin 12b-1 fees and addition of shareholder servicing fee at a monthly rate of $1.85 per shareholder account.

(D) Fees waived and/or expense absorbed by investment advisor has been eliminated.

              WM Money Market Fund and Griffin Money Market Fund
                  Pro Forma Combined Statement of Operations
                          For the Year Ended 12/31/97
                                  (Unaudited)


                                                            GRIFFIN           WM
                                                             MONEY           MONEY        PRO FORMA          PRO FORMA
                                                          MARKET FUND     MARKET FUND    ADJUSTMENTS          COMBINED
 INVESTMENT INCOME:
 Dividend Income                                                                      -                                 -
 Foreign w/holding tax on dividend income                                             -
 Interest Income                                            $11,954,635     $14,420,370                       $26,375,005
 Fee Income                                                                           -                                 -
                                                            -------------------------------------------------------------
           Total Investment Income                           11,954,635      14,420,370              -         26,375,005
                                                            -------------------------------------------------------------

 EXPENSES:
 Investment Advisory Fee                                      1,068,226       1,148,906       (106,855) (A)     2,110,277
 Administration Fee                                             427,290               -       (427,290) (B)             -
 Custodian Fee                                                  111,001         120,711                           231,712
 Legal and audit fees                                            32,560          10,537                            43,097
 Trustees' fees and expenses                                      8,213           8,499                            16,712
 Amortization of  Org. Cost                                      17,108               -                            17,108
 Registration and filing fees                                    21,017         147,863                           168,880
 Other                                                           44,272         155,875                           200,147
                                                            -------------------------------------------------------------
    Subtotal                                                  1,729,687       1,592,391       (534,145)         2,787,933
 Shareholder servicing and distribution fees:
   Class A Shares                                               427,290         526,840       (179,948) (C)       774,182
   Class B Shares                                                                 2,660                             2,660
   Class S Shares                                                                     -                                 -
 Interest expense                                                                     -                                 -
 Fees waived and /or expenses absorbed by
   investment advisor                                          (923,459)       (198,432)     1,121,891  (D)             -
                                                            -------------------------------------------------------------
    Subtotal                                                  1,233,518       1,923,459        407,798          3,564,775
 Fees reduced by credits allowed by the custodian                     -         (88,033)                          (88,033)
                                                            -------------------------------------------------------------
   Net expenses                                               1,233,518       1,835,426        407,798          3,476,742
                                                            -------------------------------------------------------------
 NET INVESTMENT INCOME/(LOSS)                                10,721,117      12,584,944       (407,798)        22,898,263
NET REALIZED AND UNREALIZED GAIN/
   (LOSS) ON INVESTMENTS
 Realized Gains from:
  Security transactions                                            (241)              -                              (241)
  Forward foreign currency contracts and
    foreign currency transactions                                     -               -                                 -
   Futures contracts                                                  -               -                                 -
 Net unrealized appreciation/(depreciation) of:
   Securities                                                         -               -                                 -
   Forward foreign currency contracts                                 -               -                                 -
   Foreign currency, written options, futures
     contracts and other assets and liabilities                       -               -                                 -
                                                            -------------------------------------------------------------
 Net Real. And unreal G/(L) on investments                         (241)              -              -               (241)
                                                            -------------------------------------------------------------
 NET INCREASE/(DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                                $10,720,876     $12,584,944     $ (407,798)       $22,898,022
                                                            =============================================================


 (A) Decrease in management fees for Griffin shareholders to reflect the new fee structure. Fees are based on .45% of average daily net assets up to $1,000,000,000 and .40% of average daily net assets over that amount.

 (B) Elimination of the Griffin administration fees, now incorporated in the management fee structure.

 (C) Elimination of Griffin 12b-1 fees and addition of shareholder servicing fee at a monthly rate of $1.85 per shareholder account.

 (D) Fees waived and/or expense absorbed by investment advisor has been eliminated.

 Portfolio of Investments

              WM Money Market Fund and Griffin Money Market Fund

                                            Pro Forma Combined Portfolio of Investments
             Principal Amount                        April 30, 1998 (Unaudited)                       Market Value
-----------------------------------------                                               --------------------------------------------
     WM             Griffin                                                                   WM            Griffin
 Money Market    Money Market   Pro Forma                                                Money Market    Money Market    Pro Forma
    Fund            Fund        Combined                                                     Fund            Fund        Combined
 CERTIFICATE OF DEPOSIT - 2.9%
                                              Bankers Trust New York Corporation,
   5,000,000           -       5,000,000        5.970% due 08/28/1998................      4,999,844          -          4,999,844
   5,000,000           -       5,000,000        5.940% due 09/10/1998................      4,998,946          -          4,998,946
   5,000,000           -       5,000,000      PNC Bank National,                               -              -              -
       -               -            -           5.25% due 06/05/1998.................      5,000,230          -          5,000,230
       -          5,000,000    5,000,000      Morgan Guaranty, 5.71%, 01/08/99.......          -          4,998,688      4,998,688
                                                                                        --------------------------------------------

                                              Total Certificates of Deposit               14,999,020      4,998,688     19,997,708

 CERTIFICATE OF DEPOSIT (YANKEE) - 7.2%
   2,000,000           -       2,000,000      Bank of Nova Scotia,                             -              -              -
       -               -            -           5.675% due 03/04/1999................      1,999,433          -          1,999,433
   3,000,000           -       3,000,000      Barclays Bank PLC,                               -              -              -
       -               -            -           5.940% due 06/19/1998................      2,999,135          -          2,999,135
   7,000,000           -       7,000,000      Credit Anstalt NU YC,                            -              -              -
       -               -            -           5.890% due 11/17/1998................      7,005,355          -          7,005,355
   7,000,000           -       7,000,000      Credit Suisse First Boston, NY,                  -              -              -
       -               -            -           5.740% due 01/07/1999................      7,000,000          -          7,000,000
       -          7,000,000    7,000,000      Dresdner U.S. Bank, 5.51%, 01/15/99....          -          6,998,093      6,998,093
   5,000,000           -       5,000,000      Societe Generale, New York,                      -              -              -
       -               -            -           5.665% due 03/23/1999................      4,997,101          -          4,997,101
   5,000,000           -       5,000,000      Swiss Bank,                                      -              -              -
       -               -            -           5.825% due 04/29/1999................      4,998,765          -          4,998,765
       -         11,000,000   11,000,000      Swiss Bank Corporation, New York, 5.69%,
                                                 01/07/99............................          -         10,997,825     10,997,825
   2,000,000           -       2,000,000      Swiss Bank Corporation, New York,                -              -             -
       -               -            -           5.820% due 06/04/1998................      2,000,424          -          2,000,424
                                                                                        --------------------------------------------

                                              Total Certificates of Deposit (Yankee)      31,000,213     17,995,918     48,996,131

 COMMERCIAL PAPER (YANKEE) - 18.0%
                                              American Honda Finance Corporation,              -              -             -
   7,000,000           -       7,000,000        5.520% due 05/15/1998................      6,984,973          -          6,984,973
   6,500,000           -       6,500,000        5.500% due 05/21/1998................      6,480,139          -          6,480,139
   3,700,000           -       3,700,000      British Gas Capital Inc.,                        -              -             -
       -               -            -           5.520% due 08/24/1998................      3,634,747          -          3,634,747
   7,500,000           -       7,500,000      Caisse D'Amortissement de la
                                                  ette Sociale (CADES)                         -              -             -
       -               -            -           5.450% due 08/03/1998................      7,393,256          -          7,393,256
       -               -            -         Den Norske Stats Oljeselskap A/S,                -              -             -
   5,000,000           -       5,000,000        5.500% due 05/18/1998................      4,987,014          -          4,987,014
   7,500,000           -       7,500,000        5.520% due 06/04/1998................      7,460,900          -          7,460,900
       -         11,000,000   11,000,000      Deustche Bank, 5.50%, 06/12/98 (D).....          -         10,929,481     10,929,481
   8,000,000           -       8,000,000      Halifax Building Society,                        -              -             -
       -               -            -           5.690% due 05/15/1998................      7,982,308          -          7,982,308
       -               -            -         Sharp Electronics Corporation,                   -              -             -
   5,000,000           -       5,000,000        5.570% due 05/06/1998................      4,996,132          -          4,996,132
   5,000,000           -       5,000,000        5.550% due 05/14/1998................      4,989,979          -          4,989,979
   5,000,000           -       5,000,000      Societe Generale North America, Inc.,            -              -             -
       -               -            -           5.510% due 05/27/1998................      4,980,103          -          4,980,103
       -               -            -         Toshiba International,                           -              -             -
   1,800,000           -       1,800,000        5.550% due 05/07/1998................      1,798,335          -          1,798,335
   5,000,000           -       5,000,000        5.550% due 05/26/1998................      4,980,729          -          4,980,729
       -               -            -         Toyota Motor Credit Corporation,                 -              -             -
       -         11,000,000   11,000,000        5.46%, 06/24/98 (D)..................          -         10,909,910     10,909,910
       -               -            -         Toyota Motor Credit Corporation,                 -              -             -
   4,080,000           -       4,080,000        5.550% due 05/01/1998................      4,080,000          -          4,080,000
   5,000,000           -       5,000,000        5.500% due 05/18/1998................      4,987,014          -          4,987,014
   3,500,000           -       3,500,000        5.500% due 05/21/1998................      3,489,306          -          3,489,306
  10,500,000           -      10,500,000        5.510% due 05/29/1998................     10,454,982          -         10,454,982
       -         11,000,000   11,000,000      UBS Financial, 5.48%, 06/02/98 (D).....          -         10,946,418     10,946,418
                                                                                        --------------------------------------------

                                              Total Commercial Paper (Yankee)             89,679,917     32,785,809    122,465,726

              WM Money Market Fund and Griffin Money Market Fund

             Principal Amount               Pro Forma Combined Portfolio of Investments                  Market Value
-----------------------------------------                                                 ------------------------------------------

     WM             Griffin                     April 30, 1998 (Unaudited)                      WM             Griffin
 Money Market    Money Market  Pro Forma                                                    Money Market    Money Market   Pro Forma
   Fund             Fund        Combined                                                       Fund         Fund         Combined

 COMMERCIAL PAPER (DOMESTIC) - 51.9%
            -    11,000,000   11,000,000 Abbey National, 5 49%, 07/02/98 (D)                         -   10,895,995     10,895,995
            -    11,000,000   11,000,000 American Express Credit, 5.52%, 06/18/98 (D)                -   11,000,000     11,000,000
            -             -            - American General Finance Corporation,                       -            -              -
            -    11,000,000   11,000,000 5.55%, 05/12/98 (D).............................            -   11,000,000     11,000,000
    7,500,000             -    7,500,000 Bear Sterns Companies Inc.,                                 -            -              -
            -             -            -    5.550% due 05/08/1998........................    7,491,906            -      7,491,906
            -             -            - Bell Atlantic Financial Services Inc.,                      -            -              -
            -    11,000,000   11,000,000 5.48%, 05/19/98 (D).............................            -   10,969,860     10,969,860
    5,000,000             -    5,000,000 Beneficial Corporation,                                     -            -              -
            -             -            -    5.520% due 06/16/1998........................    4,964,733            -      4,964,733
            -             -            - Caterpillar Finance Corporation,                            -            -              -
            -    11,000,000   11,000,000 5.44%, 07/23/98 (D).............................            -   10,862,036     10,862,036
            -             -            - Caterpillar Financial Services Inc.,                        -            -              -
    7,500,000             -    7,500,000    5.520% due 05/14/1998........................    7,485,050            -      7,485,050
            -    11,000,000   11,000,000 Chevron Oil Finance, 5.50%, 06/02/98 (D)........            -   11,000,000     11,000,000
            -             -            - Chrysler Financial Corporation,                             -            -              -
    5,000,000             -    5,000,000    5.510% due 05/18/1998........................    4,986,990            -      4,986,990
    7,500,000             -    7,500,000    5.530% due 06/11/1998........................    7,452,765            -      7,452,765
    2,000,000             -    2,000,000 Columbia University,                                        -            -              -
            -             -            -    5.530% due 05/08/1998........................    1,997,849            -      1,997,849
    5,000,000             -    5,000,000 Dean Witter Discover & Company,                             -            -              -
            -             -            -    6.000% due 08/10/1998........................    5,001,083            -      5,001,083
    5,000,000             -    5,000,000 Deere & Company,                                            -            -              -
            -             -            -    5.500% due 05/15/1998........................    4,989,306            -      4,989,306
            -    11,000,000   11,000,000 Dupont E.I. Nemour, 5.47%, 05/26/98 (D).........            -   10,958,215     10,958,215
            -    11,000,000   11,000,000 Emerson Electric, 5.47%, 06/04/98 (D)                       -   10,943,173     10,943,173
            -    11,100,000   11,100,000 First of America Bank, 5.52%, 05/11/98 (D)......            -   11,100,000     11,100,000
            -             -            - Ford Motor Credit Company,                                  -            -              -
    3,500,000             -    3,500,000    5.510% due 05/13/1998........................    3,493,572            -      3,493,572
    4,900,000             -    4,900,000    5.500% due 05/20/1998........................    4,885,776            -      4,885,776
            -             -            - Ford Motor Credit Corporation,                              -            -              -
            -    11,000,000   11,000,000 5.55%, 05/12/98 (D).............................            -   11,000,000     11,000,000
            -    11,500,000   11,500,000 GECC, 5.52%, 06/05/98 (D)                                   -   11,500,000     11,500,000
    5,000,000             -    5,000,000 General Electric Capital Corporation,                       -            -              -
            -             -            -    5.500% due 05/14/1998........................    4,990,069            -      4,990,069
            -             -            - General Electric Company,                                   -            -              -
    5,000,000             -    5,000,000    5.530% due 05/18/1998........................    4,986,943            -      4,986,943
    8,000,000             -    8,000,000    5.380% due 08/19/1998........................    7,866,725            -      7,866,725
            -             -            - General Motors Acceptance Corporation,                      -            -              -
    5,000,000             -    5,000,000    5.510% due 05/08/1998........................    4,994,643            -      4,994,643
    5,000,000             -    5,000,000    5.510% due 05/18/1998........................    4,986,990            -      4,986,990
            -             -            - General Motors Acceptance Corporation,                      -            -              -
            -    11,000,000   11,000,000 5.53%, 06/19/98 (D).............................            -   11,000,000     11,000,000
   10,000,000             -   10,000,000 Goldman Sachs & Company,                                    -            -              -
            -             -            -    5.510% due 05/15/1998........................    9,978,592            -      9,978,592
    5,000,000             -    5,000,000 Hitachi America Limited,                                    -            -              -
            -             -            -    5.520% due 05/13/1998........................    4,990,800            -      4,990,800
   12,000,000             -   12,000,000 Household Finance Corporation,                              -            -              -
            -             -            -    5.520% due 05/22/1998........................   11,961,378            -     11,961,378
            -             -            - International Business Machines Credit                      -            -              -
            -    11,000,000   11,000,000 Corporation, 5.44%, 06/19/98 (D)................            -   10,918,551     10,918,551
    7,500,000             -    7,500,000 International Business Machines Credit Corporation,         -            -              -
            -             -            -    5.500% due 05/14/1998........................    7,485,104            -      7,485,104
            -             -            - International Lease Finance Corporation,                    -            -              -
    3,000,000             -    3,000,000    5.520% due 05/06/1998........................    2,997,700            -      2,997,700
    4,234,000             -    4,234,000    6.500% due 07/15/1998........................    4,240,722            -      4,240,722
    5,000,000             -    5,000,000 John Deere Capital Corp.                                    -            -              -
                                            5.500% due 05/22/1998........................    4,983,958            -      4,983,958
                                         Merrill Lynch & Company Inc.,                               -            -              -
    5,000,000             -    5,000,000    5.500% due 06/15/1998........................    4,965,313            -      4,965,313
    7,500,000             -    7,500,000 Monsanto Company,                                           -            -              -
                                            5.500% due 05/14/1998........................    7,485,104            -      7,485,104
    7,500,000             -    7,500,000 Morgan Stanley, Dean Witter, Discover,                      -            -              -
                                            5.500% due 05/27/1998........................    7,470,208            -      7,470,208
                                         Sears Roebuck Acceptance Corporation,                       -            -              -
    5,000,000             -    5,000,000    5.520% due 05/20/1998........................    4,985,433            -      4,985,433
    7,500,000             -    7,500,000    5.540% due 06/15/1998........................    7,448,063            -      7,448,063
    8,700,000             -    8,700,000 Trident Capital Inc.,                                       -            -              -
                                            5.660% due 06/12/1998(C).....................    8,642,589            -      8,642,589
                                         Weyerhauser Real Estate Company,                            -            -              -
    5,000,000             -    5,000,000    5.550% due 05/04/1998........................    5,000,000            -      5,000,000
    5,000,000             -    5,000,000    5.500% due 05/22/1998........................    4,983,958            -      4,983,958
    8,700,000             -    8,700,000 Windmill Funding Corporation,                               -            -              -
                                            5.090% due 05/15/1998(C).....................    8,626,231            -      8,626,231
                                         Xerox Credit Corporation, 5.46%,                            -            -              -
            -     8,000,000    8,000,000 05/04/98 (D)....................................            -    7,996,360      7,996,360
    7,500,000             -    7,500,000 Xerox Corporation,                                          -            -              -
            -             -            -    5.500% due 05/21/1998........................    7,477,083            -      7,477,083
    7,500,000             -    7,500,000 Xerox Credit Corporation,                                   -            -              -
                                            5.510% due 06/12/1998........................    7,451,788            -      7,451,788
                                                                                          -----------------------------------------
                                         Total Commercial Paper (Domestic)                 201,748,424  151,144,190    352,892,614
U.S. GOVERNMENT AGENCY OBLIGATIONS - 9.4%
Federal Farm Credit Bank
   $5,000,000          -    $ 5,000,000  5.510% due 08/03/1998........................... $  5,000,000            -    $  5,000,000

Federal Home Loan Bank (FHLB)
    3,000,000          -      3,000,000  5.645% due 10/02/1998...........................    2,997,606            -       2,997,606
    1,500,000          -      1,500,000  5.605% due 01/29/1999...........................    1,500,000            -       1,500,000
    2,500,000          -      2,500,000  5.625% due 03/02/1999...........................    2,500,000            -       2,500,000
    5,000,000          -      5,000,000  5.605% due 03/12/1999...........................    4,999,461            -       4,999,461
    3,000,000          -      3,000,000  5.650% due 03/12/1999...........................    3,000,000            -       3,000,000
    2,000,000          -      2,000,000  5.625% due 03/16/1999...........................    2,000,000            -       2,000,000
    3,000,000          -      3,000,000  5.700% due 03/17/1999...........................    3,000,000            -       3,000,000
    7,500,000          -      7,500,000  5.750% due 04/27/1999...........................    7,500,000            -       7,500,000

Federal Home Loan Mortgage Corporation (FHLMC)
    2,529,000          -      2,529,000  Discount Note, 5.430% due 05/28/1998............    2,518,389            -       2,518,389
          -    $16,150,000   16,150,000  5.35% due 05/01/1998............................          -     $ 16,150,000    16,150,000

Federal National Mortgage Association (FNMA)
    1,000,000          -      1,000,000  Discount Note, 5.410% due 06/17/1998............      992,773            -         992,773
    7,500,000          -      7,500,000  Discount Note, 5.530% due 03/11/1999............    7,492,375            -       7,492,375
    2,000,000          -      2,000,000  Floating Rate Note, 5.538% due 10/20/1998(B)....    1,999,586            -       1,999,586
    2,000,000          -      2,000,000  Floating Rate Note, 5.588% due 11/04/1998(B)....    1,999,273            -       1,999,273
                                         U.S. Government Agency Obligations..............   47,499,463     16,150,000    63,649,463

MEDIUM TERM NOTE - 10.1%
    3,000,000          -      3,000,000  Bank of America, Note...........................          -              -             -
                                            5.630% due 02/26/1999........................    2,999,046            -       2,999,046
    5,000,000          -      5,000,000  Bank Boston NA, FRN.............................          -              -             -
          -            -            -       5.500% due 10/06/1998(B).....................    4,998,826            -       4,998,826
    9,000,000          -      9,000,000  Bayerische Landesbank Gironzentrale, FRN........          -              -             -
          -            -            -       5.490% due 06/26/1998(B).....................    8,998,903            -       8,998,903
          -            -            -    Bear Sterns Companies Inc., FRN.................          -              -             -
    5,000,000          -      5,000,000     5.626% due 10/15/1998(B).....................    5,000,000            -       5,000,000
    5,000,000          -      5,000,000     5.950% due 10/15/1998(B).....................    5,000,000            -       5,000,000
    1,000,000          -      1,000,000  Caterpillar Financial Services Inc..............          -              -             -
          -            -            -       6.770% due 03/15/1999........................    1,009,444            -       1,009,444
    3,000,000          -      3,000,000  General Electric Capital Corporation............          -              -             -
          -            -            -       5.000% due 09/10/1998........................    2,992,001            -       2,992,001
    1,000,000          -      1,000,000  General Motors Acceptance Corporation...........          -              -             -
          -            -            -       6.150% due 05/11/1998........................    1,000,052            -       1,000,052
    2,883,000          -      2,883,000  International Lease Finance Corporation.........          -              -             -
          -            -            -       6.220% due 10/01/1998........................    2,888,364            -       2,888,364
    9,000,000          -      9,000,000  Keybank National, FRN...........................          -              -             -
          -            -            -       5.550% due 07/31/1998(B).....................    8,998,444            -       8,998,444
    4,000,000          -      4,000,000  Keystone Group, Sr. Note, (Pre-Refunded)........          -              -             -
          -            -            -       9.750% due 09/01/2003........................    4,210,980            -       4,210,980
          -            -            -    Merrill Lynch & Company, Inc....................          -              -             -
    5,000,000          -      5,000,000     5.606% due 07/28/1998, FRN (B)...............    5,000,000            -       5,000,000
    2,000,000          -      2,000,000     5.638% due 08/03/1998, FRN (B)...............    2,000,000            -       2,000,000
    5,000,000          -      5,000,000     5.790% due 04/28/1998........................    5,000,000            -       5,000,000
    1,000,000          -      1,000,000     5.905% due 10/21/1998........................    1,000,112            -       1,000,112
          -      5,000,000    5,000,000  Norwest Corporation, 6.00%, 10/13/1998..........          -        5,003,180     5,003,180
          -            -            -    Toyota Motor Credit Corporation.................          -              -             -
    2,500,000          -      2,500,000     5.875% due 06/26/1998........................    2,500,539            -       2,500,539
                                                                                          -----------------------------------------
                                         Total Medium Term Notes.........................   63,596,711      5,003,180    68,599,891

MUNICIPAL BOND - 1.2%
    5,000,000          -      5,000,000  Texas State, Veterans Land Board, Taxable Bonds           -              -             -
                                            5.700% due 12/01/1998........................    4,999,394            -       4,999,394
    3,000,000          -      3,000,000  Everett Clinic PS...............................          -              -             -
                                            5.670% due 12/01/2018(A).....................    3,000,000            -       3,000,000
                                                                                          -----------------------------------------
                                         Total Municipal Bonds...........................    7,999,394            -       7,999,394

REPURCHASE AGREEMENT - 0.9%
    6,198,000          -      6,198,000  Agreement with Goldman Sachs, 5.30% dated
                                            4/30/98, to be repurchased
                                            at $6,201,285 on 5/1/98, collateralized by
                                            $6,161,746 U.S. Treasury Note,
                                            6.50% due 8/15/05 (Market Value $6,518,153)..    6,198,000            -       6,198,000
          -         34,466       34,466  State Street Bank & Trust Co., Master
                                            Repurchase Agreement, 4.25%, dated
                                            4/30/98 due 5/1/98, Collateralized
                                            by U.S. Government Securities
                                            (delivery value $34,466).....................          -           34,465        34,465
                                                                                          -----------------------------------------
                                         Total Repurchase Agreements.....................    6,198,000         34,465     6,232,465
                                                                                          -----------------------------------------
                                         TOTAL INVESTMENTS - 101.6% (COST $)              $462,721,142   $228,112,250  $690,833,392

                                         OTHER ASSETS AND LIABILITIES, NET (1.6%)          (10,304,151)      (281,939)  (10,586,090)
                                                                                          -----------------------------------------
                                         TOTAL NET ASSETS - 100.0%                        $452,416,991   $227,830,311  $680,247,302
                                                                                          -----------------------------------------

(A) Variable rate securities payable upon not more than seven calendar days' notice. The interest rate shown reflects the rate currently in effect.
(B) Floating rate security whose interest rate is reset periodically based on an index.
(C) Securities exempt from registration under Section 4(2) of the Securities Act of 1993, as amended. These securities may be resold to qualified institutional buyers.
(D)  Rate represents annualized yield to maturity at April 30, 1998.

WM MONEY MARKET FUND & GRIFFIN MONEY MARKET FUND

Notes to Pro Forma Combined Financial Statements (Unaudited)

1.   Basis of Combination

     The pro forma combined financial statements reflect the pro forma combined financial position of the WM Money Market Fund and the Griffin Money Market Fund at April 30, 1998 and the pro forma combined results of operations for the year ended December 31, 1997 and the four month period ended April 30, 1998 as though the reorganization had occurred on January 1, 1997.

     The pro forma combined financial statements are presented for the information of the reader and may not necessarily be representative of how the pro forma combined financial statements would have appeared had the reorganization actually occurred.

     The Pro Forma Combined Portfolio of Investments, Statement of Assets and Liabilities, and the Statements of Operations should be read in conjunction with the historical financial statements of the funds which are incorporated by reference in the Statement of Additional Information.

     The pro forma combined statements give effect to the proposed transfer of the assets and stated liabilities of the Griffin Money Market Fund in exchange for shares of WM Money Market Fund. Under generally accepted accounting principles, the historical cost of investment securities will be carried forward to the surviving entity.

     The pro forma combined statements do not reflect the expenses of either fund in carrying out its obligations under the proposed Agreement and Plan of Reorganization.

2.   Pro Forma Combined Portfolio of Investments

     Securities held by the two funds have been combined in the accompanying Combined Portfolio of Investments. Securities are valued using the pricing procedures and policies of the respective Acquiring Fund or Acquired Fund, as applicable. For more information, see the WM Annual Reports or the Griffin Annual Reports. Historical cost amounts represent the combined cost basis of the securities.

3.   Pro Forma Combined Statements of Assets and Liabilities

     Shares outstanding have been adjusted to reflect the conversion of Griffin Money Market Fund shares into WM Money Market Fund shares based upon the net asset value of the WM Money Market Fund shares at April 30, 1998.

    WM Tax-Exempt Money Market Fund and Griffin Tax-Free Money Market Fund

  PRO FORMA STATEMENT OF ASSETS AND LIABILITIES AT APRIL 30, 1998 (Unaudited)

                                                           GRIFFIN         WM
                                                           TAX-FREE     TAX-EXEMPT
                                                            MONEY         MONEY       PRO FORMA           PRO FORMA
                                                         MARKET FUND   MARKET FUND   ADJUSTMENTS          COMBINED
                     ASSETS:
 Investments at value                                    $26,518,425    $28,730,172                      $55,248,597
                                                                                                                   -
                                                        ------------------------------------------------------------
     Total Investments                                    26,518,425     28,730,172            -          55,248,597
 Cash/Cash Equivalents                                           609        211,908                          212,517
 Receivable for dollar roll fee income                                            -                                -
 Dividends and/or interest receivable                        301,676        274,864                          576,540
 Receivable for Fund shares Sold                                            138,756                          138,756
 Receivable for investment securities sold                                        -                                -
 Unamortized  organization costs                               8,021              -                            8,021
 Prepaid expenses and other assets                                           15,887                           15,887
                                                        ------------------------------------------------------------
           Total Assets                                   26,828,731     29,371,587            -          56,200,318
                  LIABILITIES:
 Payable for dollar roll transactions                                             -                                -
 Variation margin payable                                                         -                                -
 Reverse repurchase agreements                                                    -                                -
 Payable for Fund shares redeemed                                  -        230,658                          230,658
 Payable for investment securities purchased                       -      1,691,103                        1,691,103
 Investment advisory fee payable                                             10,620                           10,620
 Administration fee payable                                                                                        -
 Shareholder servicing and distribution fees payable                          2,284                            2,284
 Dividends payable                                            64,923         79,434                          144,357
 Accrued legal and audit fees                                                 5,235                            5,235
 Accrued transfer agent fees                                                      -                                -
 Accrued Trustees' fees and expenses                                          5,182                            5,182
 Accrued registration and filing fees payable                                   136                              136
 Due to Custodian                                                                                                  -
 Net unrealized depreciation of fwd for curr cts                                  -                                -
 Accrued Expenses and other payables                          32,626          5,172                           37,798
                                                        ------------------------------------------------------------
           Total Liabilities                                  97,549      2,029,824            -           2,127,373
                                                        ------------------------------------------------------------

                                                        ------------------------------------------------------------
 TOTAL NET ASSETS                                        $26,731,182    $27,341,763            -         $54,072,945
                                                        ============================================================

                   NET ASSETS:
 Undistributed net investment income/
   (accumulated net investment loss/distributions
   in excess of net investment income)                   $         -    $         -                      $         -
 Accumulated net realized gain/(loss)
   on investments sold, futures contracts,
   closed written options, forward foreign currency
   contracts and foreign currency transactions                (4,692)             -                           (4,692)
 Net unrealized app./(dep.) of investments,
   foreign currency, written options, futures
   contracts, forward foreign currency contracts
   and other assets and liabilities                                -              -                                -
 Paid-in capital                                          26,735,874     27,341,763                       54,077,637

                                                        ------------------------------------------------------------
 TOTAL NET ASSETS                                        $26,731,182    $27,341,763            -         $54,072,945
                                                        ============================================================
NET ASSETS:
  Class A Shares                                         $26,731,182    $27,329,668                      $54,060,850
                                                        ============================================================
  Class B Shares                                                        $    12,095                      $    12,095
                                                        ============================================================
SHARES OUTSTANDING:
  Class A Shares                                          26,736,874     27,329,668       (5,692)  (A)    54,060,850
                                                        ============================================================
  Class B Shares                                                             12,095            -              12,095
                                                        ============================================================
NET ASSET VALUE PER SHARE:
  Class A Shares                                         $      1.00    $      1.00                      $      1.00
                                                        ============================================================
  Class B Shares                                                        $      1.00                      $      1.00
                                                        ============================================================

           See accompanying notes to pro forma financial statements

--------------------------------------------------------------------------------
(A) Shares outstanding have been adjusted to reflect the conversion of Griffin Tax-Free Money Market Fund shares into WM Tax-Exempt Money Market Fund shares based upon the net asset value of WM Tax-Exempt Money Market Fund shares at April 30, 1998.

                     WM Tax-Exempt Money Market Fund and
                      Griffin Tax-Free Money Market Fund
                  Pro Forma Combined Statement of Operations
                           For the Period Ended 4/30/98
                                  (Unaudited)

                                                                  GRIFFIN          WM
                                                                 TAX-FREE       TAX-EXEMPT        PRO FORMA     PRO FORMA
                                                                MONEY MARKET   MONEY MARKET     ADJUSTMENTS      COMBINED
 INVESTMENT INCOME:
 Dividend Income                                                $          -    $           -    $        -      $        -
 Foreign Withholding Tax on Dividend Income                                -                -             -               -
 Interest Income                                                     267,938          367,152             -         635,090
 Fee Income                                                                -                -             -               -
                                                                -----------------------------------------------------------
      Total Investment Income                                        267,938          367,152             -         635,090
                                                                -----------------------------------------------------------

 EXPENSES:
 Investment Advisory Fees                                             37,414           45,025        (3,414) (A)     79,025
 Administration Fees                                                  14,966                -       (14,966) (B)          -
 Custodian Fees                                                        9,243            2,683             -          11,926
 Legal and Audit Fees                                                  9,018            4,993             -          14,011
 Trustees' Fees and Expenses                                           2,604            4,823             -           7,427
 Amortization of Organization Costs                                    5,577                -             -           5,577
 Registration and Filing Fees                                          1,257            4,694             -           5,951
 Other                                                                 1,925            6,589             -           8,514
                                                                -----------------------------------------------------------
          Subtotal                                                    82,004           68,807       (18,380)        132,431
 Shareholder Servicing and Distribution Fees
       Class A Shares                                                 14,966            6,787        (6,730) (C)     15,023
       Class B Shares                                                      -               56             -              56
       Class S Shares                                                      -                -             -              -
Interest Expense                                                           -                -             -              -
 Fees Waived and/or Expenses Absorbed by Investment
     Advisor                                                         (43,451)         (19,515)       12,748  (D)    (50,218)
                                                                -----------------------------------------------------------
           Subtotal                                                   53,519           56,135       (12,362)         97,292
 Fees Reduced by Credits Allowed by the Custodian                          -             (705)            -            (705)
                                                                -----------------------------------------------------------
          Net Expenses                                                53,519           55,430       (12,362)         96,587
                                                                -----------------------------------------------------------
 NET INVESTMENT INCOME/(LOSS)                                        214,419          311,772        12,362         538,503
                                                                -----------------------------------------------------------
 NET REALIZED AND UNREALIZED GAIN/
       (LOSS) ON INVESTMENTS
 Realized Gains/(Loss) from:
         Security Transactions                                             -                -             -               -
         Forward Foreign Currency Contracts and
              Foreign Currency Transactions                                -                -             -               -
         Futures Contracts                                                 -                -             -               -
 Net Unrealized Appreciation/(Depreciation) of:
        Securities                                                         -                -             -               -
         Forward Foreign Currency Contracts                                -                -             -               -
         Foreign Currency, Written Options, Futures                                                                       -
               Contracts and Other Assets and Liabilities                  -                -             -               -
                                                                -----------------------------------------------------------
 Net Realized and Unrealized Gain/(Loss) on Investment                     -                -             -               -
                                                                -----------------------------------------------------------
 NET INCREASE/(DECREASE) IN NET ASSETS
      RESULTING FROM OPERATIONS                                 $    214,419     $    311,722    $   12,362   $     538,503
                                                                ===========================================================

(A) Decrease in management fees for Griffin shareholders to reflect the new fee structure. Fees are based on .45% of average daily net assets up to $100,000,000 and .40% of average daily net assets over that amount.

(B) Elimination of the Griffin administration fees, now incorporated in the management fee structure.

(C) Elimination of Griffin 12b-1 fees and addition of shareholder servicing fee at a monthly rate of $1.85 per shareholder account.

(D) Fees waived and/or expense absorbed by investment advisor adjusted to .14% of average daily net assets.

             WM Tax-Exempt Money Market Fund and Griffin Tax-Free
                               Money Market Fund
                  Pro Forma Combined Statement of Operations
                          For the Year Ended 12/31/97
                                  (Unaudited)

                                                             GRIFFIN               WM
                                                            TAX-FREE           TAX-EXEMPT
                                                              MONEY              MONEY           PRO FORMA              PRO FORMA
                                                           MARKET FUND         MARKET FUND       ADJUSTMENTS            COMBINED
 INVESTMENT INCOME:
 Dividend Income                                             $       -        $        -        $        -           $         -
 Foreign w/holding tax on dividend income                            -                 -                 -                     -
 Interest Income                                                 562,713         1,186,528               -               1,749,241
 Fee Income                                                          -                 -                 -                     -
                                                    --------------------------------------------------------------------------------
           Total Investment Income                               562,713         1,186,528               -               1,749,241
                                                    --------------------------------------------------------------------------------

 EXPENSES:
 Investment Advisory Fee                                          75,566           143,965            (6,670) (A)          212,861
 Administration Fee                                               30,226               -             (30,226) (B)              -
 Custodian Fee                                                    26,015            13,859               -                  39,874
 Legal and audit fees                                             12,623             6,331               -                  18,954
 Trustees' fees and expenses                                       8,213             8,499               -                  16,712
 Amortization of  Org. Cost                                       17,107               -                 -                  17,107
 Registration and filing fees                                      2,007            18,754               -                  20,761
 Other                                                             4,865            11,996               -                  16,861
                                                    --------------------------------------------------------------------------------
    Subtotal                                                     176,622           203,404           (36,896)              343,130
 Shareholder servicing and distribution fees:
   Class A Shares                                                 30,226            26,630            (5,517) (C)           51,339
   Class B Shares                                                    -                 149               -                     149
   Class S Shares                                                    -                 -                 -                     -
 Interest expense                                                    -                 -                 -                     -
 Fees waived and /or expenses absorbed by
   investment advisor                                           (101,804)          (45,307)           20,408  (D)         (126,703)
                                                    --------------------------------------------------------------------------------
    Subtotal                                                     105,044           184,876           (22,005)              267,915
 Fees reduced by credits allowed by the custodian                    -              (7,751)              -                  (7,751)
                                                    --------------------------------------------------------------------------------
   Net expenses                                                  105,044           177,125           (22,005)              260,164
                                                    -------------------------------------------------------------------------------
 NET INVESTMENT INCOME/(LOSS)                                    457,669         1,009,403            22,005             1,489,077
NET REALIZED AND UNREALIZED GAIN/
   (LOSS) ON INVESTMENTS
 Realized Gains from:
  Security transactions                                              -                 -                 -                     -
  Forward foreign currency contracts and
    foreign currency transactions                                    -                 -                 -                     -
   Futures contracts                                                 -                 -                 -                     -
 Net unrealized appreciation/(depreciation) of:
   Securities                                                        -                 -                 -                     -
   Forward foreign currency contracts                                -                 -                 -                     -
   Foreign currency, written options, futures
     contracts and other assets and liabilities                      -                 -                 -                     -
                                                    --------------------------------------------------------------------------------
 Net Real. And unreal G/(L) on investments                           -                 -                 -                     -
                                                    --------------------------------------------------------------------------------
 NET INCREASE/(DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                                 $   457,669      $  1,009,403      $     22,005         $   1,489,077
                                                    ================================================================================

 (A) Decrease in management fees for Griffin shareholders to reflect the new fee structure. Fees are based on .45% of average daily net assets up to $1,000,000,000 and .40% of average daily net assets over that amount.

 (B) Elimination of the Griffin administration fees, now incorporated in the management fee structure.

 (C) Elimination of Griffin 12b-1 fees and addition of shareholder servicing fee at a monthly rate of $1.85 per shareholder account.

 (D) Fees waived and/or expense absorbed by investment advisor adjusted to reflect current WM Tax-exempt Money Market waivers.

                              WM Tax-Exempt Money Market Fund and Griffin Tax-Free Money Market Fund
                                             Pro Forma Combined Portfolio of Investments
             Principal Amount                        April 30, 1998 (Unaudited)                       Market Value
-------------------------------------------                                             -------------------------------------------
 WM Tax-Exempt  Griffin Tax-Free                                                         WM Tax-Exempt   Griffin Tax-Free
 Money Market    Money Market     Pro Forma                                                Money Market    Money Market    Pro Forma
    Fund            Fund          Combined                                                     Fund            Fund        Combined
STATE AND MUNICIPAL SECURITIES - (100.9%)

ALABAMA
      500,000           -         500,000    Alabama State Special Care Authority
                                             Facilities Financing (Montgomery Hospital
                                             Depreciable Assets), Series 1985, 4.10% ,
                                             due 4/01/2015, (A)                               500,000             -        500,000
      500,000           -         500,000    Athens, AL, Industrial Development Board               -             -              -
                                             (Coilplus, Inc. Project),                        500,000             -        500,000
                                             Series 1984, 4.75% , due 9/19/1999, (A)        --------------------------------------
                                                                                            1,000,000             _      1,000,000

ALASKA
                                             Alaska Municipal Power
            _        340,000      340,000    5.00%, 12/01/26.............                           -       340,000        340,000


ARIZONA
                                             Phoenix, Arizona Industrial Development
            _        300,000       300,000   Authority                                                            -
                                             4.00%, 10/15/06..........                              -       300,000        300,000
      300,000              -       300,000   Arizona State Health Facilities Authority        300,000             -        300,000
                                             Revenue (Pooled Loan Program), Series 1985,
                                             4.10%, due 10/01/2015, (A)
      500,000              -       500,000   Tempe, AZ, Unified High School District
                                             Unlimited Tax Note, 14.35%,                            -             -              -
                                             due 7/01/1998                                    508,457             -        508,457
                                                                                            --------------------------------------
                                                                                              808,457       300,000      1,108,457

CALIFORNIA
            -                                California State Revenue Anticipation
            -      1,000,000     1,000,000   Notes, 4.50%, 06/30/98 ..........                      -     1,001,502      1,001,502
            -                                Los Angeles County, California Tax & Revenue           -             -              -
            -                                Anticipation Notes, Series A,                          -             -              -
            -        600,000       600,000   4.50%, 06/30/98 ......................
            -                                Santa Clara Tax & Revenue Anticipation Notes,          -       600,617        600,617
            -        800,000       800,000   4.75%, 10/01/98 ......................                 -       802,880        802,880
      500,000              -       500,000   Auburn, CA, Unified School District, 1997
                                             Tax and Revenue
            -              -             -   Anticipation Notes, 4.25%, due 10/13/1998        500,932                      500,932
      300,000              -       300,000   Los Angeles Regional Airport (American
                                             Airlines/LA International),                            -             -              -
            -              -             -   Series E, 3.95%, due 12/01/2024, (A)             300,000             -        300,000
      100,000              -       100,000   Los Angeles Regional Airport (American
                                             Airlines/LA International),                            -             -              -
            -              -             -   Series G, 3.95%, due 12/01/2024, (A)             100,000             -        100,000
      200,000              -       200,000   Los Angeles Regional Improvement
                                             Corporation Sublease Revenue (LA                       -             -              -
            -              -             -   International), LAX2, 3.95%, due
                                             12/01/2025, (A)                                  200,000             -        200,000
      245,000              -       245,000   Monterey County, CA, Natividad Medical
                                             Center, Series E,                                      -             -              -
            -              -             -   4.00%, due 8/01/1998                             245,182             -        245,182
      500,000              -       500,000   Oxnard, CA, School District 1997 Tax and
                                             Revenue Anticipation  Notes,                           -             -              -
            -              -             -   4.50%, due 8/13/1998                              500,891            -        500,891
                                                                                            --------------------------------------
                                                                                            1,847,005     2,404,999      4,252,004

 COLORADO
      210,000              -       210,000   University of Northern Colorado, Refunding
                                             Revenue Bonds (Auxiliary Facilities
            -              -             -   System) Series A, 3.50%, due 6/1/1998            210,000             _        210,000

 DISTRICT OF COLUMBIA
    1,500,000              -     1,500,000   District of Columbia Revenue Bonds,
                                             Georgetown University, Series B
            -              -             -   3.75%, due 4/1/1999                            1,500,000             _      1,500,000

 FLORIDA
            -              -             -   Citrus Park Community Development District,
            -        600,000       600,000   Capital Improvements, 3.35%, 11/01/16.....             -       600,000        600,000
            -              -             -   State of Florida Board of Regents
                                             University System                                      -             -              -
            -        470,000       470,000   Improvement Revenue, 7.00%, 07/01/98 .....             -       472,718        472,187
                                                                                            --------------------------------------
                                                                                                    -     1,072,187      1,072,187
GEORGIA
            -              -             -   Municipal Electric Authority of Georgia,
            -        700,000       700,000   5.00%, 06/01/20.........                               -       700,000        700,000
            -              -             -   Municipal Gas Authority of Georgia,                    -             -              -
            -      1,000,000     1,000,000   Gas Revenue, 3.50%, 07/08/98 ...........               -     1,000,000      1,000,000
      200,000              -       200,000   Albany/Dougherty County Hospital Authority,
                                             GA, Hospital
            -              -             -   Revenue Anticipation Certificates, Series 1990A,       -             -              -
            -              -             -   6.70%, due 9/01/1998.                            201,834             -        201,834
      200,000              -       200,000   Georgia State Unlimited General Obligation,
                                             Series C,                                              -             -              -
            -              -             -   4.50%, due 8/01/1998                             200,328             -        200,328
                                                                                            --------------------------------------
                                                                                              402,162     1,700,000      2,102,162

ILLINOIS
            -              -             -   Illinois Development Financing Authority
            -        800,000       800,000   Revenue, 5.00%, 09/01/08 ...............               -       800,000        800,000
            -              -             -   Illinois Health System, Sherman Health                 -             -              -
            -        720,000       720,000   Facilities Revenue, 3.90%, 08/01/98 ....               -       720,000        720,000
            -              -             -   Will County, Illinois Exempt Facilities                -             -              -
            -        800,000       800,000   Revenue, 5.00%, 03/01/28 ...............               -       800,000        800,000
      400,000              -       400,000   Chicago O'Hare International Airport
                                             General Airport Second Lien Revenue                    -             -              -
            -              -             -   Bonds, 1984 Series B, 4.10%, due 1/01/2015,
                                             (A)                                              400,000             -        400,000
      800,000              -       800,000   Illinois State Health Facilities Authority
                                             (Hospital Sisters Services),                           -             -              -
      800,000
            -              -             -    Series 1985E, 3.70%, due 12/01/2015,  (a)       800,000             -        800,000

      200,000              -       200,000    Illinois Unlimited Tax General Obligation,
                                              Series of February 1997,                              -             -              -
            -              -             -    4.75%, due 8/01/1998                            200,545             -        200,545
      200,000              -       200,000    Sauget Illinois Pollution Control Revenue
                                              Bonds, Monsanto Company Project,                      -             -              -
            -              -             -    4.20%, due 9/01/2014, (a), (b)                  200,000             -        200,000
                                                                                            --------------------------------------
                                                                                            2,200,545     2,320,000      4,520,545

INDIANA
      500,000              -       500,000    Indiana State Office Building Commission
                                              Capital Complex Revenue
            -              -             -    Bonds, (Indiana Government Center - State
                                              Office Building I), Series 1988                 512,980             -         512,980
            -              -              -   7.75%, due 7/1/2009, Pre-refunded at 102              -             -               -
      300,000              -        300,000   Indiana State Development Authority, Education
                                              Facilities Project Revenue                            -             -               -
            -              -              -   Bonds (Lutheran High School), 4.25%,
                                              due 10/01/2017, (a)                             300,000             -         300,000
      500,000              -        500,000   Indianapolis Industrial Economic Development
                                              Revenue, Visiting Nurse                               -             -               -
            -              -              -   Service Foundation, 4.20%, due 3/01/2013, (a)   500,000             -         500,000
      410,000              -        410,000   Lafayette Indiana Redevelopment Authority
                                              Economic Development                                  -             -               -
            -              -              -   Lease Rental, 7.10%, due 2/01/2009,
                                              Pre-refunded at 102                             428,227             -         428,227
                                                                                            ---------------------------------------
                                                                                            1,741,207             -       1,741,207

KANSAS
            -              -              -    Kansas State Department of Transportation
            -              -              -    Highway Revenue, Series B,
            -        500,000        500,000    5.00%, 09/01/14 .........                            -       500,000         500,000

KENTUCKY
      500,000              -        500,000    Kentucky Infrastructure Authority,
                                               Governmental Agencies (BANS),
            -              -              -    Series B, 4.15%, due 6/30/1998, (a)            500,000             -         500,000
      200,000              -        200,000    Kentucky Infrastructure Authority,
                                               Governmental Agencies (BANS)                         -             -               -
            -              -              -    Series A, 4.15%, due 6/30/1998, (a)            200,000             -         200,000
                                                                                            ---------------------------------------
                                                                                              700,000             -         700,000
LOUSIANA
            -              -              -    Calcasieu Parish, Louisiana Industrial
            -              -              -    Development Board Pollution Control Revenue,
            -        500,000        500,000    5.00%, 08/01/04                                      -       500,000         500,000
            -              -              -    Louisiana Public Facilities Authority Revenue,       -             -               -
            -              -              -    Multi-Family Housing, Emberwood Project,             -             -               -
            -      1,000,000      1,000,000    5.00%, 10/01/22 .........                            -     1,000,000       1,000,000
            -              -              -    Louisiana State Offshore Terminal Authority          -             -               -
            -        300,000        300,000    Deep Water Port Revenue, 5.00%, 09/01/08             -       300,000         300,000
            -              -              -    South Louisiana Port Commission Marine               -             -               -
            -              -              -    Terminal Facilities Revenue,                         -             -               -
            -        500,000        500,000    5.00%, 07/01/21 .......                              -       500,000         500,000
                                                                                            ---------------------------------------
                                                                                                    -     2,300,000       2,300,000
MARYLAND
            -              -              -    Maryland State General Obligation,
            -      1,000,000      1,000,000    5.90%, 03/15/99........                              -     1,019,577       1,019,577
            -              -              -    Montgomery County, Maryland Solid Waste              -             -               -
            -        700,000        700,000    Disposal, 4.80%, 06/01/98                            -       700,482         700,482
      250,000              -        250,000    Howard County, MD, Metropolitan District
                                               Bonds, 1989 Series A,                                -             -               -
            -              -              -    7.40%, due 2/15/2009, Pre-refunded at 101      258,104             -         258,104
      150,000              -        150,000    Washington Suburban Sanitary District,
                                               General Construction,                                -             -               -
            -              -              -    7.00%, due 12/01/99, Pre-refunded at 102       155,804             -         155,804
      500,000              -        500,000    Washington Suburban Sanitary District,
                                               (Sewage Disposal Bonds of 1994)                      -             -               -
            -              -              -    5.75%, due 6/1/1998                            500,759             -         500,759
                                                                                            ---------------------------------------
                                                                                               914,667    1,720,059       2,634,726
MASSACHUSETTS
      100,000              -        100,000    Massachusetts State Housing, Residential
                                               Development, FNMA Collateral
            -              -              -    Series A, 5.60%, due 11/15/1998                 100,948            -         100,948

MICHIGAN
            -              -              -    Charter County of Wayne, Michigan,
            -       1,000,000     1,000,000    Airport Revenue, 5.00%, 12/01/16                      -    1,000,000       1,000,000
            -               -             -    Michigan State General Obligation,                    -            -               -
            -         790,000       790,000    4.50%, 09/30/98                                       -      792,522         792,522
      300,000               -       300,000    Michigan State Hospital Finance Authority
                                               (Equipment Loan Program Bonds),                       -            -               -
            -               -             -    4.15%, due 12/01/2023, (a)                      300,000            -         300,000
      300,000               -       300,000    Michigan State Hospital Finance Authority
                                               (Equipment Loan Program Bonds),                       -            -               -
            -               -             -    Series A, 4.15% , due 12/01/2023, (a)           300,000            -         300,000
      300,000               -       300,000    Michigan State Job Development Authority
                                               Revenue (East Lansing Residence), 3.85%,
                                               due 12/01/2014,  (a)                            300,000            -         300,000
      200,000                -      200,000    Michigan State Job Development Authority
                                               Revenue  (Kentwood Residence), 3.85%,
                                               due 11/01/2014, (a)                             200,000            -         200,000
      250,000                -      250,000    Reed City, Michigan, Public School
                                               District, Unlimited Tax General Obligation
                                               Bonds, 5.40%, due 5/01/1998                     250,000            -         250,000
                                                                                            ---------------------------------------
                                                                                             1,350,000    1,792,522       3,142,522
MISSOURI
                                               City of Columbia Missouri Special Obligation
                                               Insurance Reserve, Series A,
            -        200,000        200,000    5.00%, 06/01/08                                       -      200,000         200,000
            -              -              -    Missouri Higher Education Loan Authority              -            -               -
            -              -              -    Student Loan Revenue, Series B,                       -            -               -
            -        400,000        400,000    5.00%, 06/01/20                                       -      400,000         400,000
            -              -              -    Health & Education Facilities Authority of the
            -        300,000        300,000    State of Missouri, 5.00%, 06/01/06                    -      300,000         300,000
      400,000              -        400,000    Missouri Environmental Improvement and
                                               Energy Resources Authority, Pollution Control
                                               Revenue Bonds (Monsanto Company),
                                               4.20%, due 6/01/2023, (a)                       400,000            -         400,000
                                                                                            ---------------------------------------
                                                                                               400,000      900,000       1,300,000

    WM TAX-EXEMPT MONEY MARKET FUND AND GRIFFIN TAX-FREE MONEY MARKET FUND


                  Pro Forma Combined Portfolio of Investments
                          April 30, 1938 (Unaudited)

             WM        Griffin                                                                      WM        Griffin
          Tax-Exempt   Tax-Free                                                                  Tax-Exempt   Tax-Free
         Money Market Money Market Pro Forma                                                    Money Market Money Market Pro Forma
            Fund         Fund      Combined                                                        Fund         Fund      Combined

 NEBRASKA
                 -           -           -   Nebraska Higher Education Loan Program,
                 -     400,000     400,000   5.00%, 12/01/16................................              -     400,000     400,000

                 -     350,000     350,000   3.95%, 08/01/18................................              -     350,000     350,000

                                                                                                  ---------------------------------

                                                                                                          -     750,000     750,000


 NEVADA
                 -           -           -   Clark County, Nevada Airport System
                 -           -           -   Subordinated Lien Revenue, Series A-1,
                 -     800,000     800,000   5.00%, 07/01/25................................              -     800,000     800,000


 NEW JERSEY
           250,000           -     250,000   New Jersey Housing and Mortgage Finance Agency,
                                             (Multifamily                                           250,000           -     250,000

                 -           -           -   Housing Revenue Bonds) 1995 Series A, 4.15%,
                                             due 5/01/1998                                                -           -           -
           100,000           -     100,000   New Jersey State Transportation Trust Fund,
                                             Series A                                                     -           -           -
                 -           -           -   5.00%, due 12/15/1998                                  100,757           -     100,757

                                                                                                  ---------------------------------

                                                                                                    350,757           -     350,757

 NEW MEXICO
                 -           -           -   New Mexico State Tax & Revenue Anticipation
                 -     480,000     480,000   Notes, 4.50%, 06/30/98 ........................              -     480,484     480,484


 NEW YORK
           300,000           -     300,000   Jefferson County, N.Y., Industrial Development
                                             Agency, Watertown-Carthage TV,
                 -           -           -   3.60%, due 12/01/2012, (A)                             300,000           -     300,000

           300,000           -     300,000   New York, N.Y.  Series B, Subseries B4,                      -           -           -
                 -           -           -   3.90%, due 8/15/2023, (A)                              300,000           -     300,000

           130,000           -     130,000   Shenendehowa Central School District, N.Y.
                                             Clifton Park                                                 -           -           -
                 -           -           -   5.30%, due 8/15/1998                                   130,610           -     130,610

                                                                                                  ---------------------------------

                                                                                                    730,610           -     730,610


NORTH CAROLINA
                 -           -           -   North Carolina Educational Facilities Finance
                 -           -           -   Agency Bowman Gray School,
                 -     400,000     400,000   5.00%, 09/01/20................................              -     400,000     400,000

           200,000           -     200,000   Cumberland County NC Industrial Facility &
                                             Pollution Control,                                           -           -           -
                 -           -           -   (Monsanto Company Project), 4.10%, due 6/1/2012, (A)   200,000           -     200,000

                                                                                                  ---------------------------------

                                                                                                    200,000     400,000     600,000


 NORTH DAKOTA
           125,000           -     125,000   Grand Forks, ND, Sales Tax Revenue, Aurora
                                             Project, Series A,
                 -           -           -   3.90%, due 12/15/1998                                  125,074           -     125,074


 OHIO
                 -           -           -   Student Loan Funding Corporation Cincinnati,
                 -           -           -   Ohio Student Loan Revenue, Series A,
                 -     200,000     200,000   5.00%, 01/01/07................................              -     200,000     200,000

           100,000           -     100,000   Columbus, OH, Limited General Obligation, Series A,
                 -           -           -   3.60%, due 5/15/98                                     100,000           -     100,000

           100,000           -     100,000   Columbus Ohio, Unlimited General Obligation, Series 1,       -           -           -
                 -           -           -   3.90%, due 6/01/2016*                                  100,000           -     100,000

           145,000           -     145,000   Little Miami, OH, Local School District                      -           -           -
                 -           -           -   3.60%, due 12/01/1998                                  145,000           -     145,000

           505,000           -     505,000   Toledo, OH, Limited Tax General Obligation Bonds,
                                             Various Purpose                                              -           -           -
                 -           -           -   Improvement Bonds, Series 1997, 3.90%,
                                             due 12/01/1998                                         505,223           -     505,223

                                                                                                  ---------------------------------

                                                                                                    850,223     200,000   1,050,223

 OREGON
                 -           -           -   Oregon State General Obligation,
                 -     880,000     880,000   4.50%, 08/01/98 ...............................              -     881,910     881,910

           100,000           -     100,000   Klamath Falls, OR, Electric Revenue, Salt Caves
                                             Hydroelectric, Series C                                      -           -           -
                 -           -           -   3.80%, due 5/1/2023 (Mandatory Put Bonds)              100,000           -     100,000

           500,000           -     500,000   Oregon State, Series 73E, 4.15%, due 12/01/2016, (A)   500,000           -     500,000

           200,000           -     200,000   Portland, OR, Limited Tax Improvement Bonds,
                                             1995 Series A 8.00%, due 6/01/98                       200,699           -     200,699

           350,000           -     350,000   Portland, OR, Water System Revenue Bonds,
                                             Series 1995, 4.10%, due 8/01/1998                      350,250           -     501,301

           500,000           -     500,000   Washington County, OR, School District # 48J
                                             (Beaverton), Unlimited Tax                                   -           -           -
                 -           -           -   General Obligation, 7.40%, due 6/01/1998,
                                             Pre-refunded at 100                                    501,301           -     501,301

                                                                                                  ---------------------------------

                                                                                                  1,652,250     881,910   2,534,160

 PENNSYLVANIA
                 -           -           -   Allegheny County, Pennsylvania Hospital
                 -           -           -   Development Authority Hospital Revenue,
                 -     500,000     500,000   Series B, 5.00%, 09/01/20 .....................              -     500,000     500,000

                 -           -           -   Delaware Valley, Pennsylvania Regional                       -           -           -
                 -           -           -   Finance Authority, Local Government                          -           -           -
                 -     300,000     300,000   Revenue, 5.00%, 12/01/18 ......................              -     300,000     300,000

                 -     500,000     500,000   5.00%, 12/01/20................................              -     500,000     500,000

           100,000           -     100,000   Pennsylvania State Unlimited General Obligation Bonds,       -           -           -
                 -           -           -   Second Series A of 1988, 6.80%, due 5/15/1998          100,111           -     100,111

                                                                                                  ---------------------------------

                                                                                                    100,111   1,300,000   1,400,111


 RHODE ISLAND
           250,000           -     250,000   Providence, RI, Unlimited Tax General Obligation
                                             Refunding Bonds,
                 -           -           -   6.10%, due 9/01/1998                                   251,833           -     251,833


 TENNESSEE
                 -           -           -   Health & Educational Facilities Board of the
                 -           -           -   Metropolitan Government of Nashville &
                 -     350,000     350,000   Davidson County, 4.50%, 07/01/98 ..............              -     350,311     350,311

           570,000           -     570,000   Hendersonville Industrial Development Board,
                                             Multifamily Housing Revenue                                  -           -           -
                 -           -           -   Bonds (Windsor Park), 4.15%, due 2/15/2028, (A)        570,000           -     570,000

           600,000           -     600,000   Metro Government Nashville/Davidson County, TN,
                                             Industrial Development                                       -           -           -
                 -           -           -   Multifamily Housing Revenue Bonds (Chimneytop II),           -           -           -
                 -           -           -   4.375%, due 9/01/2006, (A)                             600,000           -     600,000

                                                                                                  ---------------------------------

                                                                                                  1,170,000     350,311   1,520,311

 TEXAS
                 -           -           -   Guadalupe Blanco River Authority Texas
                 -           -           -   Pollution Control Revenue, Central Power &
                 -     600,000     600,000   Light Project, 5.00%, 11/01/15 .........                     -     600,000     600,000
                 -           -           -   Panhandle-Plains, Texas Higher Education                     -           -           -
                 -           -           -   Authority Student Loan Revenue, Series A,                    -           -           -
                 -     600,000     600,000   4.50%, 06/01/25.........................                     -     600,000     600,000
                 -           -           -   Texas State Tax & Revenue Anticipation Notes,                -           -           -
                 -     600,000     600,000   Series A, 4.75%, 08/31/98 ..............                     -     601,756     601,756
           500,000           -     500,000   Austin County, TX, Industrial Development Corporation
                                            (Justin Industries,                                           -           -           -
                -           -           -   Inc. Project), 4.05%, due 12/01/2014, (A) (B)           500,000           -     500,000
          500,000           -     500,000   Brazos River, TX,  Pollution Control Revenue
                                            Refunding Bonds                                               -           -           -
                -           -           -   (Monsanto Company Project), 4.20%,
                                            due 11/01/2000, (A) (B)                                 500,000           -     500,000
          400,000           -     400,000   Harris County Texas Health Facility
                                            (Sisters of Charity), Series C,                               -           -           -
                -           -           -   4.125%, due 7/01/2023, (A)                              400,000           -     400,000
          190,000           -     190,000   Judson, TX, Independent School District, Unlimited Tax
                                            General Obligation Bonds                                      -           -           -
                -           -           -   3.80%, due 2/1/1999                                     190,000           -     190,000
                -           -           -   Lower Neches Valley, TX, Industrial Development
                                            Corporation, Pollution                                        -           -           -
                -           -           -   Control Revenue Bonds (Neches River Treatment
                                            Corporation Project),                                         -           -           -
                -           -           -   Series 1994A, 4.10%, due 2/01/2004
                                            (Guaranteed By Mobil Corp.), (A) (B)                    600,000           -     600,000
          420,000           -     420,000   Pflugerville, TX, Independent School District
                                            Unlimited Tax School                                          -           -           -
                -           -           -   Building and Refunding Bonds, 4.25%, due 8/15/1998      420,533           -     420,533
                                                                                                -----------------------------------
                                                                                                  2,610,533   1,801,756   4,412,289

 UTAH
          620,000           -     620,000   Cache County, UT, School District (General Obligation
                                            School Building Bonds),
                                            Series 1997, 4.00%, due 6/15/1998                       620,107           -     620,107
          250,000           -     250,000   Ogden City, UT, Unlimited General Obligation Bonds            -           -           -
                -           -           -   4.20%, due 12/15/1998                                   250,600           -     250,600
          250,000           -     250,000   Utah State Board of Regents Refunding Hospital Revenue
                                            Bonds (University of Utah), Series 1997, 4.75%,
                                            due 8/01/1987                                           250,583           -     250,583
                                                                                                -----------------------------------
                                                                                                  1,121,290           -   1,121,290

 VIRGINIA
                -           -           -   Newport News, Virginia General Obligation,
                -   1,000,000   1,000,000   6.88%, 12/01/98 ............................                  -   1,043,530   1,043,530
          100,000           -     100,000   Virginia Public Building Authority (State Building
                                            Revenue                                                       -           -           -
                -           -           -   Refunding Bonds), Series 1992B, 5.20%, due 8/01/1998    100,319           -     100,319
                                                                                                -----------------------------------
                                                                                                    100,319   1,043,530   1,143,849

 WASHINGTON
                -           -           -   Seattle, Washington General Obligation,
                -     500,000     500,000   4.50%, 03/01/99 ............................                  -     503,641     503,641
          185,000           -     185,000   King & Snohomish Counties, WA, School District No. 417
                                            (Northshore) Unlimited Tax General Obligation Bonds,
                                            3.60%, due 6/01/1998                                    185,000           -     185,000
          115,000           -     115,000   Mason County, WA, Public Utility District No. 003,
                                            Electric Revenue Bonds, 3.75%, due 12/01/1998           115,000           -     115,000
        1,000,000           -   1,000,000   Richland, WA, Golf Enterprise Revenue Bonds, 1996,
                -           -           -   4.30%, due 12/01/2021, (A)                            1,000,000           -   1,000,000
          500,000           -     500,000   Seattle, WA Water System Revenue Bonds, 4.40%,
                                            due 6/01/1998                                           500,328           -     500,328
        1,430,000           -   1,430,000   Seattle, WA, Housing Authority Low Income Housing
                                            Assistance Revenue                                            -           -           -
                -           -           -   (Bayview Manor Project), Series B, 4.20%,
                                            due 5/01/2019, (A)                                    1,430,000           -   1,430,000
          500,000           -     500,000   Seattle, WA, Unlimited General Obligation Bonds,
                                            Series A                                                      -           -           -
                -           -           -   4.50%, due 9/01/1998                                    501,545           -     501,545
          300,000           -     300,000   Seattle, WA, Unlimited General Obligation Refunding
                                            Bonds, Series A 4.50%, due 3/01/1999                    301,435           -     301,435
          100,000           -     100,000   State of Washington Unlimited Tax General Obligation
                                            Refunding Bonds, Series R-93B, 4.40%, due 10/01/1998    100,218           -     100,218
          300,000           -     300,000   Washington State, Unlimited Tax General
                                            Obligation Bonds,
                                            Series R-89A, 7.50%, due 9/01/2003,
                                            Pre-refunded at 100                                     303,602           -     303,602
          160,000           -     160,000   Washington State, Unlimited Tax General
                                            Obligation Bonds, 7.40%, due 12/01/2000                 163,362           -     163,362
                                                                                                -----------------------------------
                                                                                                  4,600,490     503,641   5,104,131
 WEST VIRGINIA
                -           -           -   Marion County, West Virginia Solid Waste
                -           -           -   Disposal Facilities Revenue,
                -     700,000     700,000   5.00%, 10/01/17.                                              -     700,000     700,000

 WISCONSIN
                -           -           -   Wisconsin State General Obligation, 4.75%,
                -     500,000     500,000   4.75%, 05/01/98 ............................                  -     500,000     500,000
                -     200,000     200,000   6.90%, 05/01/98 ............................                  -     200,000     200,000
          220,000           -     220,000   Wisconsin Health and Education Facilities Authority
                                            Revenue Bonds,                                                -           -           -
                -           -           -   (Waukesha Memorial Hospital), Series 1995A, 4.30%,
                                            due 8/15/1998                                           220,216           -     220,216
          200,000           -     200,000   Wisconsin Unlimited Tax General Obligation Bonds of
                                            1986, Series C,                                               -           -           -
                -           -           -   5.25%, due 5/01/1998                                    200,000           -     200,000
          900,000           -     900,000   Wisconsin State Health and Educational Facilities
                                            Authority                                                     -           -           -
                -           -           -   Facilities Revenue Bonds (SSM Health Care Project),           -           -           -
                -           -           -   Series 1990A, 4.40%, due 6/01/2006, (A)                 900,000           -     900,000
          200,000           -     200,000   Wisconsin State Health Facilities Authority (Hospital         -           -           -
                -           -           -   Sisters Obligation), Series G, 4.125%,
                                            due 12/01/2001, (A)                                     200,000           -     200,000
                                                                                                -----------------------------------
                                                                                                  1,520,216     700,000   2,220,216

 WYOMING
                -           -           -   City of Kemmerer, Wyoming Pollution Control
                -     900,000     900,000   Revenue, 5.00%, 11/01/14 ...............                      -     900,000     900,000

                                            Total State and Municipal Securities                 28,558,697  26,161,399  54,720,096

 INVESTMENT COMPANY SECURITIES - (1.0%)
          171,475            -     171,475   Nuveen Tax Exempt Money Market Fund, 3.42%
                                             (Cost $171,475)                                        171,475           -     171,475
                                             Seven Seas Tax Free Money Market Fund,                       -           -           -
                -      357,026     357,026   3.40%, 05/01/98......                                        -     357,026     357,026
                                                                                                -----------------------------------
                                             Total Investment Co. Securities                        171,475     357,026     528,501

                                             Total Investments - (101.9%)  (Cost $55,248,597)    28,730,172  26,518,425  55,248,597

                                             Other Assets and Liabilities, Net - (-1.9%)         (1,216,934)    212,757  (1,004,177)


                                             TOTAL NET ASSETS - (100.00%)                        27,341,763  26,731,182  54,244,420

 (A) Floating rate security. The interest rate shown reflects the rate currently in effect.

 (B) Obligations of various corporations and are not supported by other third party credit agreements.

WM TAX-EXEMPT MONEY MARKET FUND & GRIFFIN TAX-FREE MONEY MARKET FUND

Notes to Pro Forma Combined Financial Statements (Unaudited)

1.  Basis of Combination

    The pro forma combined financial statements reflect the pro forma combined financial position of the WM Tax-Exempt Money Market Fund and the Griffin Tax-Free Money Market Fund at April 30, 1998 and the pro forma combined results of operations for the year ended December 31, 1997 and the four month period ended April 30, 1998 as though the reorganization had occurred on January 1, 1997.

    The pro forma combined financial statements are presented for the information of the reader and may not necessarily be representative of how the pro forma combined financial statements would have appeared had the reorganization actually occurred.

    The Pro Forma Combined Portfolio of Investments, Statement of Assets and Liabilities, and the Statements of Operations should be read in conjunction with the historical financial statements of the funds which are incorporated by reference in the Statement of Additional Information.

    The pro forma combined statements give effect to the proposed transfer of the assets and stated liabilities of the Griffin Tax-Free Money Market Fund in exchange for shares of the WM Tax-Exempt Money Market Fund. Under generally accepted accounting principles, the historical cost of investment securities will be carried forward to the surviving entity.

    The pro forma combined statements do not reflect the expenses of either fund in carrying out its obligations under the proposed Agreement and Plan of Reorganization.

2.  Pro Forma Combined Portfolio of Investments

    Securities held by the two funds have been combined in the accompanying Combined Portfolio of Investments. Securities are valued using the pricing procedures and policies of the respective Acquiring Fund or Acquired Fund, as applicable. For more information, see the WM Annual Reports or the Griffin Annual Reports. Historical cost amounts represent the combined cost basis of the securities.

3.  Pro Forma Combined Statements of Assets and Liabilities

    Shares outstanding have been adjusted to reflect the conversion of Griffin Tax-Free Money Market Fund shares into WM Tax-Exempt Money Market Fund shares based upon the net asset value of the WM Tax-Exempt Money Market Fund shares at April 30, 1998.

     WM Short Term High Quality Bond Fund and Griffin Short-Term Bond Fund

  PRO FORMA STATEMENT OF ASSETS AND LIABILITIES AT JUNE 30, 1998 (Unaudited)

                                                                            WM
                                                           GRIFFIN      SHORT TERM
                                                         SHORT-TERM    HIGH QUALITY     PRO FORMA         PRO FORMA
                                                          BOND FUND      BOND FUND     ADJUSTMENTS         COMBINED
                    ASSETS:
 Investments at value                                    $94,148,234    $42,544,286                      $136,692,520

                                                         ------------------------------------------------------------
     Total Investments                                    94,148,234     42,544,286             -         136,692,520
 Cash/Cash Equivalents                                                      138,548                           138,548
 Receivable for dollar roll fee income                                            -                                 -
 Dividends and/or interest receivable                      1,508,905        444,756                         1,953,661
 Receivable for Fund shares Sold                                              2,000                             2,000
 Receivable for investment securities sold                                   19,132                            19,132
 Unamortized  organization costs                                              1,182                             1,182
 Receivable from investment advisor                                          23,039                            23,039
 Prepaid expenses and other assets                             8,594          1,397                             9,991
                                                         ------------------------------------------------------------
           Total Assets                                   95,665,733     43,174,340             -         138,840,073
                    LIABILITIES:
 Payable for dollar roll transactions                                             -                                 -
 Variation margin payable                                                     1,688                             1,688
 Reverse repurchase agreements                                                    -                                 -
 Payable for Fund shares redeemed                                  -         82,015                            82,015
 Payable for investment securities purchased                       -              -                                 -
 Investment advisory fee payable                                                  -                                 -
 Administration fee payable                                                       -                                 -
 Shareholder servicing and distribution fees payable                         11,029                            11,029
 Dividends payable                                           388,722         66,483                           455,205
 Accrued legal and audit fees                                                     -                                 -
 Accrued transfer agent fees                                                      -                                 -
 Accrued Trustees' fees and expenses                                              -                                 -
 Accrued registration and filing fees payable                                     -                                 -
 Due to Custodian                                             96,860              -                            96,860
 Net unrealized depreciation of fwd for curr cts                                  -                                 -
 Accrued Expenses and other payables                          79,199         50,349                           129,548
                                                         ------------------------------------------------------------
           Total Liabilities                                 564,781        211,564             -             776,345
                                                         ------------------------------------------------------------
                                                         ------------------------------------------------------------
 TOTAL NET ASSETS                                        $95,100,952    $42,962,776   $         -        $138,063,728
                                                         ============================================================


                NET ASSETS:
 Undistributed net investment income/
   (accumulated net investment loss/distributions
   in excess of net investment income)                   $         -    $      (650)                     $       (650)
 Accumulated net realized gain/(loss)
   on investments sold, futures contracts,
   closed written options, forward foreign currency
   contracts and foreign currency transactions                14,746     (1,743,719)                       (1,728,973)
 Net unrealized app./(dep.) of investments,
   foreign currency, written options, futures
   contracts, forward foreign currency contracts
   and other assets and liabilities                          508,300        158,236                           666,536
 Paid-in capital                                          94,577,906     44,548,909                       139,126,815

                                                         ------------------------------------------------------------
 TOTAL NET ASSETS                                        $95,100,952    $42,962,776   $         -        $138,063,728
                                                         ============================================================
NET ASSETS:
 Class A Shares                                          $94,954,919    $35,551,039                      $130,505,958
                                                         ============================================================
 Class B Shares                                          $   146,033    $ 3,458,674                      $  3,604,707
                                                         ============================================================
 Class S Shares                                                         $   850,463                      $    850,463
                                                         ============================================================
 Class I Shares                                                         $ 3,102,600                      $  3,102,600
                                                         ============================================================
SHARES OUTSTANDING:
 Class A Shares                                            9,369,850     15,300,501    31,496,968  (A)     56,167,319
                                                         ============================================================
 Class B Shares                                               14,420      1,488,540        48,430  (A)      1,551,390
                                                         ============================================================
 Class S Shares                                                             366,038             -             366,038
                                                         ============================================================
 Class I Shares                                                           1,335,530             -           1,335,530
                                                         ============================================================
NET ASSET VALUE PER SHARE:
 Class A Shares                                          $     10.13    $      2.32                      $       2.32
                                                         ============================================================
 Class B Shares                                          $     10.13    $      2.32                      $       2.32
                                                         ============================================================
 Class S Shares                                                         $      2.32                      $       2.32
                                                         ============================================================
 Class I Shares                                                         $      2.32                      $       2.32
                                                         ============================================================


           See accompanying notes to pro forma financial statements

--------------------------------------------------------------------------------
(A) Shares outstanding have been adjusted to reflect the conversion of Griffin Short-Term Bond Fund shares into WM Short Term High Quality Bond Fund shares based upon the net asset value of WM Short Term High Quality Bond Fund shares at June 30, 1998.

     WM Short Term High Quality Bond Fund and Griffin Short-Term Bond Fund
                  Pro Forma Combined Statement of Operations
                       For the Year Ended June 30, 1998
                                  (Unaudited)

                                                                          WM
                                                      GRIFFIN      SHORT TERM
                                                     SHORT-TERM    HIGH QUALITY    PRO FORMA       PRO FORMA
                                                     BOND FUND      BOND FUND     ADJUSTMENTS       COMBINED
 INVESTMENT INCOME:
 Dividend Income                                                          -                               -
 Foreign w/holding tax on dividend income                                 -
 Interest Income                                  $ 3,734,214   $ 1,898,116                     $ 5,632,330
 Fee Income                                                               -                               -
                                                  ----------------------------------------------------------
           Total Investment Income                  3,734,214     1,898,116            -          5,632,330
                                                  ----------------------------------------------------------


 EXPENSES:
 Investment Advisory Fee                              308,099       145,180                         453,279
 Administration Fee                                   123,240        33,910       (157,150) (A)         -
 Custodian Fee                                         75,696         8,438                          84,134
 Legal and audit fees                                  29,852        23,529                          53,381
 Trustees' fees and expenses                            7,943         3,790                          11,733
 Amortization of  Org. Cost                             5,103         3,545                           8,648
 Registration and filing fees                          13,915        25,417                          39,332
 Transfer agent fee                                         -        19,227        203,412  (B)     222,689
 Other                                                 35,990        44,537                          80,527
                                                  ----------------------------------------------------------
    Subtotal                                          599,838       288,346        (46,262)         953,723
 Shareholder servicing and distribution fees:
   Class A Shares                                     153,647        55,796                         209,448
   Class B Shares                                       1,610        30,496                          32,106
   Class S Shares                                                     6,400                           6,400
 Interest expense                                                        -                              -
 Fees waived and /or expenses absorbed by
   investment advisor                                (347,704)     (133,982)        27,957  (C)    (453,729)
                                                  ----------------------------------------------------------
    Subtotal                                          407,391       266,333         74,219          747,943
 Fees reduced by credits allowed by the custodian                      (428)                           (428)
                                                  ----------------------------------------------------------
   Net expenses                                       407,391       265,905         74,219          747,515
                                                  ----------------------------------------------------------
 NET INVESTMENT INCOME/(LOSS)                       3,326,823     1,632,211        (74,219)       4,884,815
                                                  ----------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN/
   (LOSS) ON INVESTMENTS
 Realized Gains from:
  Security transactions                                59,758      (108,783)                        (49,025)
  Forward foreign currency contracts and
    foreign currency transactions                                       -                               -
   Futures contracts                                               (105,817)                       (105,817)
 Net unrealized appreciation/(depreciation) of:
   Securities                                         524,692        63,850                         588,542
   Forward foreign currency contracts                                   -                               -
   Foreign currency, written options, futures
     contracts and other assets and liabilities                       8,262                           8,262
                                                  ----------------------------------------------------------
 Net Real. And unreal G/(L) on investments            584,450      (142,488)           -            441,962
                                                  ----------------------------------------------------------
 NET INCREASE/(DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                      $ 3,911,273  $  1,489,723   $    (74,219)     $ 5,326,777
                                                  ==========================================================

 (A) Elimination of the administration fees, now incorporated in the management fee structure.

 (B) Addition of transfer agent fee at a monthly rate of $1.45 per Class A shareholder account and $1.55 per Class B and Class S shareholder account.

 (C) Fees waived and/or expense absorbed by investment advisor adjusted to .50% of average daily net assets.

                                  WM Short Term High Quality Bond Fund and Griffin Short-Term Bond Fund
 Portfolio of Investments                          Pro Forma Combined Portfolio of Investments
                                                                  30-Jun-98
                    Principal Amount                             (Unaudited)                            Market Value
--------------------------------------------------                                       -------------------------------------------
                   WM           Griffin                                                           WM           Griffin
            Short Term High   Short-Term  Pro Forma                                        Short Term High   Short-Term    Pro Forma
           Quality Bond Fund  Bond Fund   Combined                                        Quality Bond Fund   Bond Fund     Combined


CORPORATE BONDS - 22 9%
Banking
                    -         470,000       470,000 Bankers Trust - New York, 9.50%, 06/14/00....    -         498,788      498,788
                    -          30,000        30,000 First Chicago, 9.00%, 06/15/99...........        -          30,788       30,788
                    -               -             - MBNA Corporation                                 -               -            -
                    -         450,000       450,000 6.10%, 12/15/00.................                 -         448,313      448,313
                    -         210,000       210,000 6.88%, 10/01/99.................                 -         211,838      211,838
                    -               -             - Northern Trust                                   -               -            -
                    -       1,000,000     1,000,000 6.50%, 05/01/03.................                 -       1,018,750    1,018,750
                                                                                                -----------------------------------
                                                                                                     -       2,208,477    2,208,477
Financial Services
                                                    Associates Corporation, N.A.........             -               -            -
                    -         250,000       250,000 6.00%, 03/15/00.............                     -         250,313      250,313
                    -          16,000        16,000 6.75%, 10/15/99.............                     -          16,141       16,141
                    -       1,000,000     1,000,000 Bear Stearns Company, 6.20%, 03/30/03......      -         996,250      996,250
                    -       1,000,000     1,000,000 CIT Group Holdings, 6.38%, 11/15/02.......       -       1,011,250    1,011,250
                    -               -             - Donaldson Lufkin & Jennrette,                    -               -            -
                    -       1,000,000     1,000,000 6.38%, 05/26/00...................               -       1,005,000    1,005,000
                    -       1,000,000     1,000,000 Fairfax Financial Holdings, 7.75%, 12/15/03      -       1,055,000    1,055,000
                    -       1,000,000     1,000,000 Finova Capital Corporation, 6.28%, 11/01/99      -       1,003,000    1,003,000
                    -               -             - General Motors Acceptance Corporation            -               -            -
                    -         200,000       200,000 5.63%, 02/15/01....................              -         198,750      198,750
                    -         500,000       500,000 7.75%, 01/15/99....................              -         505,310      505,310
                    -         255,000       255,000 Golden West Financial, 10.25%, 12/01/00...       -         278,906      278,906
                    -         100,000       100,000 Heller Financial, 9.13%, 08/01/99......          -         103,171      103,171
                    -               -             - Lehman Brothers Holdings Corporation,            -               -            -
                    -         150,000       150,000 8.88%, 11/01/98....................              -         151,325      151,325
                    -         717,000       717,000 Paine Webber Group, 9.25%, 12/15/01......        -         780,634      780,634
                    -       1,200,000     1,200,000 PDVSA Finance 144A, 6.45%, 02/15/04              -       1,185,000    1,185,000
                    -         750,000       750,000 Penske Truck Leasing, 6.65%, 11/01/00...         -         762,188      762,188
                    -       1,000,000     1,000,000 Salomon Smith Barney Hld, 6.13%, 01/15/03        -         990,000      990,000
                                                                                                -----------------------------------
                                                                                                     -      10,292,238   10,292,238
Food Products
                    -       1,000,000     1,000,000 Tyson Foods Incorporated, 6.00%, 01/15/03..      -         991,250      991,250

Industrial Conglomerate
                    -         100,000       100,000 Anheuser Busch Company, 8.75%, 12/01/99...       -         103,875      103,875
                    -         603,000       603,000 Boise Cascade Company, 9.90%, 03/15/00....       -         634,658      634,658
                    -         600,000       600,000 Continental Cablevision, 8.50%, 09/15/01..       -         639,000      639,000
                    -               -             - Cox Communications Incorporated - New,           -               -            -
                    -          40,000        40,000 8.55%, 06/01/00...................               -          41,750       41,750
                    -               -             - Cox Communications Incorporated,                 -               -            -
                    -         100,000       100,000 6.38%, 06/15/00...................               -         100,625      100,625
                    -         750,000       750,000 Eaton Off Shore, 9.00%, 02/15/01........         -         805,313      805,313
                    -         710,000       710,000 Enron Corporation, 9.13%, 04/01/03....           -         793,425      793,425
                    -               -             - General Motors Acceptance Corporation,           -               -            -
                    -         300,000       300,000 6.88%, 07/15/01..................                -         306,375      306,375
                    -       1,000,000     1,000,000 Hertz Corporation, 7.38%, 06/15/01.....          -       1,030,000    1,030,000
                    -       1,000,000     1,000,000 Ingersoll-Rand, 6.26%, 02/15/01......            -       1,007,500    1,007,500
                    -               -             - International Paper Company,                     -               -            -
                    -         150,000       150,000 9.70%, 03/15/00..................                -         159,000      159,000
                    -       1,000,000     1,000,000 Lehman Brothers Inc , 6.13%, 02/01/01            -         998,750      998,750
                    -          71,000        71,000 Lockheed Corporation, 9.38%, 10/15/99...         -          73,840       73,840
                    -         100,000       100,000 Pepsico Incorporated, 7.75%, 10/01/98..          -         100,330      100,330
                    -       2,000,000     2,000,000 Philip Morris, 7.50%, 04/01/04.......            -       2,105,000    2,105,000
                    -       1,000,000     1,000,000 Sony Corporation, 6.13%, 03/04/03.....           -       1,003,750    1,003,750
                    -          65,000        65,000 Texaco Capital Incorporated, 9.00%, 12/15/99     -          67,763       67,763
                                                                                                -----------------------------------
                                                                                                     -       9,970,954    9,970,954
Retailing
                    -         450,000       450,000 Penney J C  & Company, 6.95%, 04/01/00......     -         457,875      457,875
                    -         100,000       100,000 Wal-Mart Stores, 6.75%, 05/15/02.........        -         103,000      103,000
                                                                                                -----------------------------------
                                                                                                     -         560,875      560,875
Transportation
                    -       1,000,000     1,000,000 Praxair, 6.15%, 0?/15/03                         -         997,500      997,500
                    -         150,000       150,000 Southwest Airlines, 9.40%, 07/01/01......        -         162,930      162,930
                    -       1,000,000     1,000,000 Union Pacific Co , 9.63%, 12/15/02               -       1,125,000    1,125,000
                                                                                                -----------------------------------
                                                                                                     -       2,285,430    2,285,430
Utilities
                    -          30,000        30,000 Alabama Power Company, 6.38%, 08/01/99......     -          30,150       30,150
                    -         100,000       100,000 Baltimore Gas & Electric, 8.93%, 07/16/98..      -         100,125      100,125
                    -         465,000       465,000 Consolidated Natural Gas, 8.75%, 06/01/99..      -         476,044      476,044
                    -         300,000       300,000 National Rural Utilities, 6.75%, 09/01/01..      -         306,750      306,750
                    -         275,000       275,000 Orange & Rockland Utility, 9.38%, 03/15/00.      -         289,781      289,781
                    -       1,000,000     1,000,000 Philadelphia Electric, 8.00%, 04/01/02...        -       1,062,500    1,062,500
                    -       1,000,000     1,000,000 Potomac Capital Investment, 6.80%, 09/12/01      -       1,007,500    1,007,500
                    -               -             - Public Service Electric & Gas,                   -               -            -
                    -       1,000,000     1,000,000 8.75%, 07/01/99.................                 -       1,026,250    1,026,250
                    -          60,000        60,000 Southern California Edison, 8 25%, 02/01/00      -          62,100       62,100
                    -       1,000,000     1,000,000 Union Texas Petroleum, 6 60%, 12/04/02           -       1,002,500    1,002,500
                                                                                                -----------------------------------
                                                                                                     -       5,363,700    5,363,700

                                                    Total Corporate Bonds                            -      31,672,924   31,672,924

Portfolio of Investments

                               WM Short Term High Quality Bond Fund and Griffin Short-Term Bond Fund
                                            Pro Forma Combined Portfolio of Investments

                                                      30-Jun-98 (Unaudited)
             Principal Amount                                                                           Market Value
--------------------------------------------------                                   -----------------------------------------------

       WM            Griffin                                                                  WM             Griffin
 Short Term High    Short-Term   Pro Forma                                              Short Term High     Short-Term    Pro Forma
 Quality Bond Fund  Bond Fund    Combined                                             Quality Bond Fund     Bond Fund     Combined
CORPORATE NOTES - 9.3%

          400,000       -        400,000   Colonial Realty, Sr. Note,                                     -      -               -
                -       -              -      7.500% due 07/15/2001............................     414,000      -         414,000
        1,000,000       -      1,000,000   Crane Company, Note,                                           -      -               -
                -       -              -      7.250% due 06/15/1999............................   1,011,510      -       1,011,510
        1,220,000       -      1,220,000   CSX Corp, Deb.,                                                -      -               -
                -       -              -      9.500% due 08/01/2000............................   1,298,666      -       1,298,666
          400,000       -        400,000   ERP Operating LP,                                              -      -               -
                -       -              -      8.500% due 05/15/1999(C).........................     407,544      -         407,544
          500,000       -        500,000   Federated Department Stores,                                   -      -               -
                -       -              -      6.790% due 07/15/2027............................     511,525      -         511,525
        1,500,000       -      1,500,000   General Electric Capital Corporation, Series A, MTN,           -      -               -
                -       -              -      5.800% due 04/24/2000............................   1,500,000      -       1,500,000
        1,500,000       -      1,500,000   McDonald Douglas Finance Corp., Series X, MTN,                 -      -               -
                -       -              -      6.710% due 07/19/2000............................   1,516,215      -       1,516,215
        1,500,000       -      1,500,000   Merrill Lynch Finance Corp., Series B, MTN,                    -      -               -
                -       -              -      6.100% due 10/04/1999............................   1,506,870      -       1,506,870
          200,000       -        200,000   Nabisco Inc., Industrial Note,                                 -      -               -
                -       -              -      6.300% due 08/26/1999(C).........................     199,840      -         199,840
        1,500,000       -      1,500,000   Sun Communities Inc., Sr. Note,                                -      -               -
                -       -              -      7.625% due 05/01/2003............................   1,554,210      -       1,554,210
                -       -              -   Taubman Realty Corporation, MTN:                               -      -               -
          300,000       -        300,000      7.400% due 06/10/2002............................     314,037      -         314,037
          500,000       -        500,000      7.500% due 06/15/2002............................     516,395      -         516,395
          100,000       -        100,000   Time Warner Inc.,                                              -      -               -
                -       -              -      7.950% due 02/01/2000............................     102,756      -         102,756
        1,500,000       -      1,500,000   Travelers Inc., Notes,                                         -      -               -
                -       -              -      6.125% due 06/15/2000............................   1,507,500      -       1,507,500
          500,000       -        500,000   US West Capital Funding Inc.,                                  -      -               -
                -       -              -      6.125% due 07/15/2002............................     500,010      -         500,010
                                                                                             ---------------------------------------
                                           Total Corporate Notes                                 12,861,078      -      12,861,078

COLLATERALIZED MORTGAGE OBLIGATIONS - 2.8%
           29,058       -         29,058   Chemical Mortgage Securities Inc., 1993-1-A4,                  -      -               -
                -       -              -      7.450% due 02/25/2023............................      29,022      -          29,022
           92,587       -         92,587   Countrywide Funding Corporation, 1994-1-A3,                    -      -               -
                -       -              -      6.250% due 03/25/2024............................      91,747      -          91,747
          170,000       -        170,000      1994-C-A5,                                                  -      -               -
                -       -              -      6.375% due 03/25/2024............................     169,308      -         169,308
          353,610       -        353,610   Federal Home Loan Mortgage Corporation (FHLMC), P/O,           -      -               -
                -       -              -      REMIC, #1719-C,                                             -      -               -
                -       -              -      Zero coupon due 04/15/1999...................          43,002      -         343,002
                -       -              -   General Electric Capital Mortgage Association:                 -      -               -
          296,558       -        296,558      1994-27-A1,                                                 -      -               -
                -       -              -      6.500% due 07/25/2024............................     295,942      -         295,942
        1,850,000       -      1,850,000      1996-HE3-A3,                                                -      -               -
                -       -              -      7.150% due 09/25/2026............................    1901,295      -       1,901,295
          580,220       -        580,220   Norwest Asset Securities Corporation, 1996-5-A13,              -      -               -
                -       -              -      7.500% due 11/25/2026............................     583,665      -         583,665
          427,049       -        427,049   Prudential Home Mortgage Securities,                           -      -               -
                -       -              -      1993-43-A1,                                                 -      -               -
                -       -              -      5.400% due 10/25/2023............................      23,978      -         423,978
           31,654       -         31,654   Ryland Acceptance Corporation,                                 -      -               -
                -       -              -      8.950% due 08/20/2019............................      31,683      -          31,683
                                                                                             ---------------------------------------

                                           Total Collateralized Mortgage Obligations              3,869,642      -       3,869,642

ADJUSTABLE RATE MORTGAGE-BACKED SECURITIES - 1.6%
          412,145       -        412,145   Federal Home Loan Mortgage Corporation (FHLMC), #845988,       -      -               -
                -       -              -      7.859% due 11/01/2021(B).........................     428,824      -         428,824
                -       -              -   Federal National Mortgage Association (FNMA):                  -      -               -
          404,600       -        404,600      #82247,                                                     -      -               -
                -       -              -      6.250% due 04/01/2019(B).........................     407,129      -         407,129
          178,197       -        178,197      #124571,                                                    -      -               -
                -       -              -      7.649% due 11/01/2022(B).........................     184,323      -         184,323
          219,707       -        219,707      #152205,                                                    -      -               -
                -       -              -      7.398% due 01/01/2019(B).........................     226,812      -         226,812
          294,219       -        294,219      #141461,                                                    -      -               -
                -       -              -      7.577% due 11/01/2021(B).........................     299,229      -         299,229
          592,492       -        592,492      #313257,                                                    -      -               -
                -       -              -      6.258% due 11/01/2035(B).........................     596,195      -         596,195
                                                                                           -----------------------------------------
                                   Total Adjusted Rate Mortgage- Backed Securities                2,142,512      -       2,142,512

Portfolio of Investments

     WM Short Term High Quality Bond Fund and Griffin Short-Term Bond Fund

                                            Pro Forma Combined Portfolio of Investments
              Principal Amount                        June 30, 1998 (Unaudited)                         Market Value
-----------------------------------------------                                          ------------------------------------------
   WM Short Term         Griffin                                                           WM Short Term     Griffin
 High-Quality Bond  Short-Term Bond   Pro Forma                                         High-Quality Bond Short-Term Bond  Pro Forma
      Fund               Fund         Combined                                                   Fund            Fund      Combined
ASSET-BACKED SECURITIES - 5 2%
      300,000           -         300,000   Conti-Mortgage Home Equity Loan Trust,                 -           -              -
         -              -            -        1996-4-A6,                                           -           -              -
         -              -            -        6.710% due 06/15/2014......................       302,529        -           302,529
      300,000           -         300,000   Green Tree Financial Corporation,                      -           -              -
         -              -            -        1995-6-B1,                                           -           -              -
         -              -            -        7.700% due 09/15/2026......................       305,413        -           305,413
      300,000           -         300,000   Green Tree Home Equity Loan Trust,
                                            1997-B-A5,                                             -           -              -
         -              -            -        7.150% due 04/15/2027......................       306,500        -           306,500
    1,962,628           -       1,962,628   Green Tree Security Mortgage Trust,
                                            1994-A,                                                -           -              -
         -              -            -        6.900% due 02/15/2004......................     1,968,761        -         1,968,761
      300,000           -         300,000   H & T Master Trust,                                    -           -              -
         -              -            -        8.430% due 08/15/2002(C)...................       300,422        -           300,422
      600,000           -         600,000   MBNA Master Credit Card Trust, 1995-E-A,               -           -              -
         -              -            -        5.876% due 01/15/2005(B)...................       602,808        -           602,808
         -              -            -      Merrill Lynch Mortgage Investors, Inc :                -           -              -
       13,787           -          13,787     1991-B-A,                                            -           -              -
         -              -            -        9.200% due 04/15/2011......................        13,858        -            13,858
      269,248           -         269,248     1992-B-A4,                                           -           -              -
         -              -            -        7.850% due 04/15/2012......................       276,528        -           276,528
       71,120           -          71,120   Old Stone Credit Corporation, 1992-4A,                 -           -              -
         -              -            -        6.550% due 11/15/2007......................        71,009        -            71,009
    1,000,000           -       1,000,000   Standard Credit Card Master Trust,
                                            1994-4A,                                               -           -              -
         -              -            -        8.250% due 11/07/2003......................     1,065,620        -         1,065,620
    1,200,000           -       1,200,000   The Money Store Home Equity Trust,
                                            1997-C-AF,                                             -           -              -
         -              -            -        6.307% due 08/15/2012......................     1,201,500        -         1,201,500
      696,423           -         696,423   World Omni Automobile Lease Securitization,
                                            1996-B,                                                -           -              -
         -              -            -        6.850% due 11/15/2002(C)...................       707,305        -           707,305
                                                                                             --------------------------------------
                                            Total Asset-Backed Securities                     7,122,253        -         7,122,253


U S  GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 7 0%

FEDERAL HOME LOAN BANK
         -           200,000      200,000   5.89%, 07/24/00..............................          -        200,874        200,874
         -           200,000      200,000   5.94%, 06/13/00..............................          -        201,046        201,046

FEDERAL HOME LOAN MORTGAGE CORPORATION
      326,612           -         326,612   #A01226, Seasoned,                                     -           -              -
         -              -            -      9.500% due 08/01/2016........................       354,051        -           354,051
         -           188,613      188,613   5.50% due 05/01/01...........................          -        186,137        186,137
         -           172,018      172,018   5.50% due 06/01/01...........................          -        169,760        169,760
         -            87,781       87,781   6.00% due 06/01/01...........................          -         87,836         87,836
         -           358,975      358,975   6.00% due 06/01/01...........................          -        359,198        359,198
         -           107,783      107,783   6.00% due 04/01/99...........................          -        107,851        107,851
         -           331,179      331,179   6.50% due 05/01/01...........................          -        334,509        334,509
         -           296,179      296,179   6.50% due 12/01/99...........................          -        300,897        300,897
         -           256,631      256,631   7.00% due 09/01/01...........................          -        260,720        260,720
         -           175,000      175,000   7.13% due 07/21/99...........................          -        177,599        177,599
         -            50,000       50,000   7.75% due 11/07/01...........................          -         53,080         53,080

FEDERAL NATIONAL MORTGAGE ASSOCIATION
      250,657           -         250,657   #250235, 7 Year Balloon,                               -           -              -
         -              -            -        8.500% due 02/01/2002......................       256,266        -           256,266
      317,745           -         317,745   #313030, Seasoned,                                     -           -              -
         -              -            -        10.000% due 05/01/2022**...................       349,265        -           349,265
      588,127           -         588,127   #313641,Seasoned                                       -           -              -
         -              -            -        8.500% due 11/01/2017......................       617,163        -           617,163
         -           989,211      989,211   6.00% due 03/01/05...........................          -        986,422        986,422
         -         1,500,000    1,500,000   7.50% due 02/11/02...........................          -      1,588,350      1,588,350
         -           225,000      225,000   8.25% due 12/18/00...........................          -        238,111        238,111
         -           475,000      475,000   9.05% due 04/10/00...........................          -        501,833        501,833

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
      169,725           -         169,725   #038720, Seasoned,                                     -           -              -
         -              -            -        11.000% due 02/15/2010 (A).................       189,479        -           189,479
       52,647           -          52,647   #130183, Seasoned,                                     -           -              -
         -              -            -        11.000% due 05/15/2015 (A).................        59,171        -            59,171
      171,295           -         171,295   #131917, Seasoned,                                     -           -              -
         -              -            -        11.000% due 10/15/2015 (A).................       192,522        -           192,522
       22,348           -          22,348   #132833, Seasoned,                                     -           -
         -              -            -        11.000% due 12/15/2015 (A).................        25,167        -            25,167
       54,327           -          54,327   #139704, Seasoned,                                     -           -              -
         -              -            -        11.000% due 11/15/2015 (A).................        61,059        -            61,059

      174,076           -         174,076   #140835, Seasoned,                                     -           -              -
         -              -            -        11.000% due 11/15/2015 (A).................       195,287        -           195,287
      134,075           -         134,075   #153965, Seasoned,                                     -           -              -
         -              -            -        10.000% due 02/15/2019.....................       147,243        -           147,243
       64,698           -          64,698   #189482, Seasoned,                                     -           -              -
         -              -            -        11.000% due 04/15/2020 (A).................        72,962        -            72,962
      709,111           -         709,111   #262996, Seasoned,                                     -           -              -
         -              -            -        10.000% due 01/15/2019.....................       778,072        -           778,072
      152,846           -         152,846   #291375, Seasoned,                                     -           -              -
         -              -            -        11.000% due 08/15/2020 (A).................       172,943        -           172,943
       84,676           -          84,676   #377550, Seasoned,                                     -           -              -
         -              -            -        8.000% due 03/15/2012......................        87,745        -            87,745

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION II
      250,190           -          250,190    9.000% due 04/20/2025......................       266,243        -           266,243

                                            Total U S  Government Agency
                                            Mortgage-Backed Securities                        3,824,638   5,754,223      9,578,861

                              WM Short Term High Quality Bond Fund and Griffin Short-Term Bond Fund
Portfolio of Investments                    Pro Forma Combined Portfolio of Investments
                                                             30-Jun-98
                 Principal Amount                           (Unaudited)                                  Market Value
   ----------------------------------------------                                     ---------------------------------------------
        WM              Griffin                                                                   WM          Griffin
  Short Term High      Short-Term    Pro Forma                                             Short Term High    Short-Term   Pro Forma
 Quality Bond Fund     Bond Fund     Combined                                            Quality Bond Fund    Bond Fund    Combined
U.S. TREASURY BONDS - 0 8%
               -       1,100,000    1,100,000   5 75% due 10/31/00.......................               -    1,105,115     1,105,115


U.S. TREASURY NOTES - 46 3%
               -         600,000      600,000   5 13% due 11/30/98.......................               -      599,562       599,562

         650,000               -      650,000   5 250% due 01/31/2001....................         645,938            -       645,938

               -       1,600,000    1,600,000   5 50% due 04/15/00.......................               -    1,600,384     1,600,384

               -       2,800,000    2,800,000   5 50% due 12/31/00.......................               -    2,798,040     2,798,040

       3,000,000               -    3,000,000   5 625% due 02/15/2006....................       3,012,180            -     3,012,180

         500,000               -      500,000   5 625% due 02/28/2001....................         501,250            -       501,250

       2,000,000               -    2,000,000   5 625% due 11/30/1999....................       2,002,500            -     2,002,500

       3,000,000               -    3,000,000   5 750% due 11/15/2000....................       3,015,000            -     3,015,000

               -       5,200,000    5,200,000   5 88% due 11/15/99.......................               -    5,223,608     5,223,608

               -       1,750,000    1,750,000   6 00% due 08/15/99.......................               -    1,759,240     1,759,240

         500,000               -      500,000   6 000% due 08/15/2000....................         504,765            -       504,765

               -       3,500,000    3,500,000   6 13% due 07/31/00.......................               -    3,540,880     3,540,880

               -       4,300,000    4,300,000   6 25% due 04/30/01.......................               -    4,378,561     4,378,561

               -       4,000,000    4,000,000   6 25% due 10/31/01.......................               -    4,081,280     4,081,280

       2,000,000               -    2,000,000   6 250% due 04/30/2001....................       2,037,180            -     2,037,180

               -       5,500,000    5,500,000   6 63% due 04/30/02.......................               -    5,697,065     5,697,065

               -       5,650,000    5,650,000   6 63% due 06/30/01.......................               -    5,812,381     5,812,381

               -         550,000      550,000   6 88% due 03/31/00.......................               -      562,106       562,106

               -       1,200,000    1,200,000   7 00% due 04/15/99.......................               -    1,213,644     1,213,644

               -         650,000      650,000   7 13% due 02/29/00.......................               -      666,166       666,166

               -       4,550,000    4,550,000   7 50% due 05/15/02.......................               -    4,853,258     4,853,258

               -         650,000      650,000   7 50% due 10/31/99.......................               -      666,081       666,081

               -       1,950,000    1,950,000   7 75% due 01/31/00.......................               -    2,014,604     2,014,604

               -       1,500,000    1,500,000   7 75% due 12/31/99.......................               -    1,547,295     1,547,295

               -         700,000      700,000   8 50% due 02/15/00.......................               -      731,750       731,750

               -       1,150,000    1,150,000   8 88% due 05/15/00.......................               -    1,218,230     1,218,230

               -       3,200,000    3,200,000   9 13% due 05/15/99.......................               -    3,297,376     3,297,376

                                                                                               -------------------------------------

                                                Total U.S. Treasury Notes                      11,718,813   52,261,511    63,980,324


FOREIGN GOVERNMENT BONDS - 0 7%
       1,000,000               -    1,000,000   Ontario (Province of Canada),
                                                  6 125% due 06/28/2000..................       1,005,350            -     1,005,350


REPURCHASE AGREEMENT - 2 4%
                                                 State Street Bank & Trust Co ,
                                                 Master Repurchase Agreement, 4 25%,
                                                 Dated 3/31/98 due 4/1/98, Collateralized
                                                 by U S  Government Securities
               -       3,354,461    3,354,461    (delivery value $392,493)...............               -    3,354,461     3,354,461



                                                 TOTAL INVESTMENTS - 99.0%,
                                                 (COST $136,019,255)                           42,544,286   94,148,234   136,692,520


                                                  OTHER ASSETS AND LIABILITIES, NET - 1.0%        418,490      952,718     1,371,208


                                                  TOTAL NET ASSETS - 100.0%                    42,962,776   95,100,952   138,063,728


_____________________________________
(A) A portion or all of these securities are pledged as collateral for futures contracts.
(B) Variable rate security. The interest rate shown reflects the rate currently in effect.
(C) Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.

WM SHORT TERM HIGH QUALITY BOND FUND & GRIFFIN SHORT-TERM BOND FUND

Notes to Pro Forma Combined Financial Statements (Unaudited)

1.  Basis of Combination

    The pro forma combined financial statements reflect the pro forma combined financial position of the WM Short Term High Quality Bond Fund and the Griffin Short-Term Bond Fund at June 30, 1998 and the pro forma combined results of operations for the year ended June 30, 1998 as though the reorganization had occurred on July 1, 1997.

    The pro forma combined financial statements are presented for the information of the reader and may not necessarily be representative of how the pro forma combined financial statements would have appeared had the reorganization actually occurred.

    The Pro Forma Combined Portfolio of Investments, Statement of Assets and Liabilities, and the Statement of Operations should be read in conjunction with the historical financial statements of the funds which are incorporated by reference in the Statement of Additional Information.

    The pro forma combined statements give effect to the proposed transfer of the assets and stated liabilities of the Griffin Short-Term Bond Fund in exchange for shares of WM Short Term High Quality Bond Fund. Under generally accepted accounting principles, the historical cost of investment securities will be carried forward to the surviving entity.

    The pro forma combined statements do not reflect the expenses of either fund in carrying out its obligations under the proposed Agreement and Plan of Reorganization.

2.  Pro Forma Combined Portfolio of Investments

    Securities held by the two funds have been combined in the accompanying Combined Portfolio of Investments. Securities are valued using the pricing procedures and policies of the respective Acquiring Fund or Acquired Fund, as applicable. For more information see the WM Annual Reports or the Griffin Annual Reports. Historical cost amounts represent the combined cost basis of the securities.

3.  Pro Forma Combined Statements of Assets and Liabilities

    Shares outstanding have been adjusted to reflect the conversion of Griffin Short-Term Bond Fund shares into WM Short Term High Quality Bond Fund shares based upon the net asset value of the WM Short Term High Quality Bond Fund shares at June 30, 1998.

  WM U.S. Government Securities Fund and Griffin U.S. Government Income Fund

  PRO FORMA STATEMENT OF ASSETS AND LIABILITIES AT APRIL 30, 1998 (Unaudited)

                                                            GRIFFIN            WM
                                                         US GOVERNMENT    US GOVERNMENT    PRO FORMA          PRO FORMA
                                                          INCOME FUND    SECURITIES FUND  ADJUSTMENTS          COMBINED
                     ASSETS:
 Investments at value                                    $123,818,655    $465,802,730                         $589,621,385
                                                                                                                        -
                                                        -------------------------------------------------------------------
     Total Investments                                    123,818,655     465,802,730              -           589,621,385
 Cash/Cash Equivalents                                        264,292         315,010                              579,302
 Receivable for dollar roll fee income                                          2,406                                2,406
 Dividends and/or interest receivable                       1,109,878       3,877,005                            4,986,883
 Receivable for Fund shares Sold                                7,334         310,533                              317,867
 Receivable for investment securities sold                                         -                                    -
 Unamortized organization costs                                                    -                                    -
 Receivable from investment advisor                                                -                                    -
 Prepaid expenses and other assets                              4,812          19,656                               24,468
                                                        -------------------------------------------------------------------
           Total Assets                                   125,204,971     470,327,340              -           595,532,311
                  LIABILITIES:
 Payable for dollar roll transactions                                       6,114,042                            6,114,042
 Variation margin payable                                                     114,844                              114,844
 Reverse repurchase agreements                                             80,498,224                           80,498,224
 Payable for Fund shares redeemed                                  -          925,923                              925,923
 Payable for investment securities purchased               17,287,840              -                            17,287,840
 Investment advisory fee payable                                              162,374                              162,374
 Administration fee payable                                                        -                                    -
 Shareholder servicing and distribution fees payable                          120,598                              120,598
 Dividends payable                                            491,309         879,523                            1,370,832
 Accrued legal and audit fees                                                   5,335                                5,335
 Accrued Trustees' fees and expenses                                            2,101                                2,101
 Accrued registration and filing fees payable                                      -                                    -
 Due to Custodian                                                                  -                                    -
 Net unrealized depreciation of fwd for curr cts                                   -                                    -
 Accrued Expenses and other payables                          126,142         244,271                              370,413
                                                        -------------------------------------------------------------------
           Total Liabilities                               17,905,291      89,067,235              -           106,972,526
                                                        -------------------------------------------------------------------

                                                        -------------------------------------------------------------------
 TOTAL NET ASSETS                                        $107,299,680    $381,260,105              -          $488,559,785
                                                        ===================================================================

                   NET ASSETS:
 Undistributed net investment income/
   (accumulated net investment loss/distributions
   in excess of net investment income)                   $         -     $     41,000                         $     41,000
 Accumulated net realized gain/(loss)
   on investments sold, futures contracts,
   closed written options, forward foreign currency
   contracts and foreign currency transactions                (27,002)     (7,136,028)                          (7,163,030)
 Net unrealized app./(dep.) of investments,
   foreign currency, written options, futures
   contracts, forward foreign currency contracts
   and other assets and liabilities                         1,815,354      10,153,451                           11,968,805
 Paid-in capital                                          105,511,328     378,201,682                          483,713,010

                                                        -------------------------------------------------------------------
 TOTAL NET ASSETS                                        $107,299,680    $381,260,105     $       -           $488,559,785
                                                        ===================================================================
NET ASSETS:
  Class A Shares                                         $103,063,684    $294,038,697                         $397,102,381
                                                        ===================================================================
  Class B Shares                                         $  4,235,996    $ 22,081,393                         $ 26,317,389
                                                        ===================================================================
  Class S Shares                                                         $  6,748,647                         $  6,748,647
                                                        ===================================================================
  Class I Shares                                                         $ 58,391,368                         $ 58,391,368
                                                        ===================================================================
SHARES OUTSTANDING:
  Class A Shares                                           11,046,945      27,148,122      (1,531,240)    (A)   36,663,827
                                                        ===================================================================
  Class B Shares                                              453,649       2,039,590         (62,383)    (A)    2,430,856
                                                        ===================================================================
  Class S Shares                                                              622,636                              622,636
                                                        ===================================================================
  Class I Shares                                                            5,386,588                            5,386,588
                                                        ===================================================================
NET ASSET VALUE PER SHARE:
  Class A Shares                                         $       9.33    $      10.83                         $      10.83
                                                        ===================================================================
  Class B Shares                                         $       9.34    $      10.83                         $      10.83
                                                        ===================================================================
  Class S Shares                                                         $      10.84                         $      10.84
                                                        ===================================================================
  Class I Shares                                                         $      10.84                         $      10.84
                                                        ===================================================================

            See accompanying notes to pro forma financial statements

--------------------------------------------------------------------------------
(A) Shares outstanding have been adjusted to reflect the conversion of Griffin U.S. Government Income Fund shares into WM U.S. Government Securities Fund shares based upon the net asset value of WM U.S. Government Securities Fund shares at April 30, 1998.

     WM U.S. Government Securities Fund and Griffin U.S. Government Income Fund
                  Pro Forma Combined Statement of Operations
                         For the Period Ended 4/30/98
                                  (Unaudited)

                                                          GRIFFIN                WM
                                                       US GOVERNMENT       US GOVERNMENT        PRO FORMA               PRO FORMA
                                                        INCOME FUND       SECURITIES FUND      ADJUSTMENTS              COMBINED
 INVESTMENT INCOME:
 Dividend Income                                                                         -                                        -
 Foreign w/holding tax on dividend income                                                -
 Interest Income                                           $2,086,469          $ 4,835,822                              $ 6,922,291
 Fee Income                                                                         69,825                                   69,825
                                                 ----------------------------------------------------------------------------------
           Total Investment Income                          2,086,469            4,905,647                -               6,992,116
                                                 ----------------------------------------------------------------------------------

 EXPENSES:
 Investment Advisory Fee                                      157,785              428,132           39,447   (A)           625,364
 Administration Fee                                            63,114                    -          (63,114)  (B)                 -
 Custodian Fee                                                 24,427                9,279                                   33,706
 Legal and audit fees                                          11,988                5,335                                   17,323
 Trustees' fees and expenses                                    2,604                2,101                                    4,705
 Amortization of  Org. Cost                                     5,578                    -                                    5,578
 Registration and filing fees                                   4,197                    -                                    4,197
 Other                                                         11,363                    -                                   11,363
                                                 ----------------------------------------------------------------------------------
    Subtotal                                                  281,056              444,847          (23,667)                702,236
 Shareholder servicing and distribution fees:
   Class A Shares                                              75,452              172,323           49,590   (C)           297,365
   Class B Shares                                              13,763               35,009              933   (D)            49,705
   Class S Shares                                                                    9,666                                    9,666
 Interest expense                                                                  188,227                                  188,227
 Fees waived and /or expenses absorbed by
   investment advisor                                        (125,129)             (35,103)          35,159   (E)          (125,073)

                                                 ----------------------------------------------------------------------------------
    Subtotal                                                  245,142              814,969           62,015               1,122,126
 Fees reduced by credits allowed by the custodian                                     (690)
                                                 ----------------------------------------------------------------------------------
   Net expenses                                               245,142              814,279           62,015               1,122,126
                                                 ----------------------------------------------------------------------------------
 NET INVESTMENT INCOME/(LOSS)                               1,841,327            4,091,368          (62,015)              5,869,990
NET REALIZED AND UNREALIZED GAIN/
   (LOSS) ON INVESTMENTS
 Realized Gains from:
  Security transactions                                       186,854              192,670                                  379,524
  Forward foreign currency contracts and
    foreign currency transactions                                                        -                                        -
   Futures contracts                                                                     -                                        -
 Net unrealized appreciation/(depreciation) of:
   Securities                                                (166,179)           6,701,181                                6,535,002
   Forward foreign currency contracts                                                    -                                        -
   Foreign currency, written options, futures
     contracts and other assets and liabilities                                      2,732                                    2,732
                                                 ----------------------------------------------------------------------------------

 Net Real. And unreal G/(L) on investments                     20,675            6,896,583                -               6,917,258
                                                 ----------------------------------------------------------------------------------
 NET INCREASE/(DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                               $1,862,002          $10,987,951        $(62,015)             $12,787,248
                                                 ==================================================================================

(A) Increase in management fees for Griffin shareholders to reflect the new fee structure. Fees are based on .625% of average daily net assets up to $250,000,000 and .50% of average daily net assets over that amount.

(B) Elimination of the Griffin administration fees, now incorporated in the management fee structure.

(C) Addition of shareholder servicing fee at a monthly rate of $1.45 per shareholder account.

(D) Addition of shareholder servicing fee at a monthly rate of $1.55 per shareholder account.

(E) Fees waived and/or expense absorbed by investment advisor adjusted to .13% of average daily net assets.

     WM U.S. Government Securities and Griffin U.S. Government Income Fund
                  Pro Forma Combined Statement of Operations
                       For the Year Ended 12/31/97
                                  (Unaudited)

                                                             GRIFFIN              WM
                                                          US GOVERNMENT      US GOVERNMENT       PRO FORMA              PRO FORMA
                                                           INCOME FUND      SECURITIES FUND     ADJUSTMENTS             COMBINED
 INVESTMENT INCOME:
 Dividend Income                                                                           -                                      -
 Foreign w/holding tax on dividend income                                                  -
 Interest Income                                              $4,819,481         $ 8,575,819                            $13,395,300
 Fee Income                                                                                -                                      -
                                                    -------------------------------------------------------------------------------
           Total Investment Income                             4,819,481           8,575,819               -             13,395,300
                                                    -------------------------------------------------------------------------------

 EXPENSES:
 Investment Advisory Fee                                         350,449             769,591          87,600   (A)        1,207,640
 Administration Fee                                              140,180                   -        (140,180)  (B)                -
 Custodian Fee                                                    76,972              43,651                                120,623
 Legal and audit fees                                             22,793              11,787                                 34,580
 Trustees' fees and expenses                                       8,213               8,499                                 16,712
 Amortization of  Org. Cost                                       17,108                   -                                 17,108
 Registration and filing fees                                     12,114              22,077                                 34,191
 Other                                                            28,507              73,838                                102,345
                                                    -------------------------------------------------------------------------------
    Subtotal                                                     656,336             929,443         (52,580)             1,533,199
 Shareholder servicing and distribution fees:
   Class A Shares                                                165,827             352,539         148,770   (C)          667,136
   Class B Shares                                                 37,591              32,614           2,800   (D)           73,005
   Class S Shares                                                                          -                                      -
 Interest expense                                                                          -                                      -
 Fees waived and /or expenses absorbed by
   investment advisor                                           (360,340)                  -         118,812   (E)         (241,528)

                                                    -------------------------------------------------------------------------------
    Subtotal                                                     499,414           1,314,596         217,802              2,031,812
 Fees reduced by credits allowed by the custodian                                     (2,671)
                                                    -------------------------------------------------------------------------------
   Net expenses                                                  499,414           1,311,925         217,802              2,031,812
                                                    -------------------------------------------------------------------------------
 NET INVESTMENT INCOME/(LOSS)                                  4,320,067           7,263,894        (217,802)            11,363,488
NET REALIZED AND UNREALIZED GAIN/
   (LOSS) ON INVESTMENTS
 Realized Gains from:
  Security transactions                                          463,908            (493,856)                               (29,948)

  Forward foreign currency contracts and
    foreign currency transactions                                                          -                                      -
   Futures contracts                                                                       -                                      -
 Net unrealized appreciation/(depreciation) of:
   Securities                                                  1,667,350           4,371,425                              6,038,775
   Forward foreign currency contracts                                                      -                                      -
   Foreign currency, written options, futures
     contracts and other assets and liabilities                                            -                                      -
                                                    -------------------------------------------------------------------------------
 Net Real. And unreal G/(L) on investments                     2,131,258           3,877,569               -              6,008,827
                                                    -------------------------------------------------------------------------------
 NET INCREASE/(DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                                  $6,451,325         $11,141,463      $(217,802)            $17,372,315
                                                    ===============================================================================

(A) Increase in management fees for Griffin shareholders to reflect the new fee structure. Fees are based on .625% of average daily net assets up to $250,000,000 and .50% of average daily net assets over that amount.

(B) Elimination of the Griffin administration fees, now incorporated in the management fee structure.

(C) Addition of shareholder servicing fee at a monthly rate of $1.45 per shareholder account.

(D) Addition of shareholder servicing fee at a monthly rate of $1.55 per shareholder account.

(E) Fees waived and/or expense absorbed by investment advisor adjusted to .13% of average daily net assets.

Portfolio of Investments

                            WM U.S. Government Securities Fund and Griffin U.S. Government Income Fund
                                            Pro Forma Combined Portfolio of Investments
             Principal Amount                       April 30, 1998 (Unaudited)                        Market Value
--------------------------------------------------                                  -----------------------------------------------
        WM              Griffin                                                           WM               Griffin
   US Government     US Government     Pro Forma                                     US Government      US Government     Pro Forma
  Securities Fund     Income Fund      Combined                                     Securities Fund      Income Fund       Combined
 U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 77.3%
 Federal Home Loan Mortgage Corporation (FHLMC)
                          2,958,745      2,958,745 6.01% due 05/15/26.................            -        2,963,68       2,963,368
        21,632,862                -     21,632,862 6.500% due 02/01/2011
                                                   - 02/01/2028 ........................ 21,739,953               -      21,739,953
                 -        3,550,000      3,550,000 6.59% due 02/15/21 ..................          -       3,639,859       3,639,859
                 -        2,000,000      2,000,000 7.00% due 01/15/24 ..................          -       2,045,360       2,045,360
         1,909,896                -      1,909,896 7.000% due 07/01/2024
                                                   - 2/01/2026 .........................  1,935,561               -       1,935,561
        59,809,141                -     59,809,141 7.500% due 01/01/2007
                                                   - 03/01/2013 ........................ 61,663,037               -      61,663,037
           962,942                -        962,942 8.750% due 01/01/2013 ...............  1,010,058               -       1,010,058
         1,614,792                -      1,614,792 9.000% due 12/01/2008
                                                   - 08/01/2022 ........................  1,706,663               -       1,706,663
           677,141                -        677,141 9.500% due 06/01/2016
                                                   - 05/01/2017 ........................    720,944               -         720,944
         1,769,573                -      1,769,573 15 Year Converted GOLD, 7.500%
                                                   due 05/01/2003 ......................  1,824,320               -       1,824,320
                 -                -            -   GOLD:
           247,057                -        247,057 6.500% due 04/01/2027 ...............    245,127               -         245,127
        63,854,459                -     63,854,459 7.500% due 07/01/2002
                                                   - 04/01/2013 ........................ 65,839,108               -      65,839,108
         3,179,841                -      3,179,841 8.500% due 04/01/2019 ...............  3,322,934               -       3,322,934
                                                                                ----------------------------------------------------
                                                   Total Federal Home Loan Mortgage
                                                       Corporation (FHLMC)              160,007,675       8,648,587     168,656,262

 Government National Mortgage Association (GNMA)
         4,706,279                -      4,706,279 6.000% due 04/20/2026 ...............  4,529,794               -       4,529,794
        13,999,033                -     13,999,033 6.500% due 08/15/2023
                                                   - 03/15/2024 ........................ 13,889,700               -      13,889,700
                 -        7,000,000      7,000,000 7.00% due 02/15/28 (C) ..............          -       7,072,170       7,072,170
        15,791,208                -     15,791,208 7.000% due 07/15/2008
                                                   - 08/15/2023 ........................ 16,019,161               -      16,019,161
                 -        2,861,271      2,861,271 7.50% due 03/15/24 ..................          -       2,950,686       2,950,686
                 -          828,110        828,110 7.50% due 03/15/26 ..................          -         850,884         850,884
                 -        3,528,199      3,528,199 7.50% due 06/15/27 ..................          -       3,625,224       3,625,224
        67,479,707                -     67,479,707 7.500% due 12/15/2022
                                                   - 12/15/2023 ........................ 69,405,254               -      69,405,254
                 -        1,730,590      1,730,590 8.00% due 02/15/27 ..................          -        1,796,024      1,796,024
                 -        1,486,106      1,486,106 8.00% due 05/15/26 ..................          -        1,542,296      1,542,296
                 -          720,152        720,152 8.00% due 06/15/26 ..................          -          747,382        747,382
                 -          319,602        319,602 8.00% due 10/15/24 ..................          -          331,687        331,687
                 -          228,579        228,579 8.00% due 12/15/24 ..................          -          237,222        237,222
         1,380,873                -      1,380,873 8.000% due 04/15/2022 ...............  1,433,954                -      1,433,954
         1,525,813                -      1,525,813 8.500% due 05/15/2022 ...............  1,610,210                -      1,610,210
         6,868,536                -      6,868,536 9.000% due 10/15/2008
                                                   - 06/15/2022 ........................  7,362,212                -      7,362,212
         6,237,702                -      6,237,702 9.500% due 04/15/2016
                                                   - 09/15/2020 ........................  6,754,265                -      6,754,265
            15,734                -         15,734 11.500% due 07/15/2015 ..............     17,705                -         17,705
                 -           28,985         28,985 12.50% due 06/15/14 .................          -           33,749         33,749
                 -           16,803         16,803 12.50% due 06/15/15 .................          -           19,566         19,566
                 -           24,185         24,185 12.50% due 12/15/10 .................          -           28,161         28,161
                 -           28,544         28,544 13.00% due 08/15/12 .................          -           33,380         33,380
            40,496                -         40,496 13.500% due 09/15/2014
                                                   - 12/15/2014 ........................     46,951                -         46,951
            17,580                -         17,580 14.000% due 06/15/2011 ..............     20,426                -         20,426
         6,000,000                -      6,000,000 30 Year TBA, 13.500% due               6,076,878                -      6,076,878
                                                   12/17/2020 ..........................
                                                    Total Government National Mortgage
                                                                                ----------------------------------------------------
                                                           Association (GNMA)           127,166,510       19,268,431    146,434,941

 Federal National Mortgage Association (FNMA)
            34,304                -         34,304 5.500% due 02/01/2009 ...............     33,146                -         33,146
         2,230,000                -      2,230,000 6.000% due 08/25/2007 ...............  2,224,392                -      2,224,392
                 -        2,000,000      2,000,000 6.50% due 03/01/28 ..................          -        1,976,240      1,976,240
                 -        3,000,000      3,000,000 6.50% due 05/01/13...................          -        3,010,290      3,010,290
                 -        6,000,000      6,000,000 6.75% due 07/18/19 ..................          -        6,067,680      6,067,680
                 -        4,789,189      4,789,189 7.00% due 03/01/27 ..................          -        4,855,041      4,855,041
         4,476,046                -      4,476,046 7.000% due 06/01/2010
                                                   -05/01/2012 .........................  4,562,769                -      4,562,769
                 -        5,000,000      5,000,000 7.50% due 02/01/28 (C) ..............          -        5,129,650      5,129,650
         1,950,000                -      1,950,000 7.500% due 08/25/2001 ...............  2,003,598                -      2,003,598
         4,499,374                -      4,499,374 8.000% due 05/01/2022
                                                   -01/01/2025 .........................  4,665,289                -      4,665,289
                 -        1,000,000      1,000,000 8.10% due 08/12/19 ..................          -        1,215,940      1,215,940
           707,927                -        707,927 8.500% due 02/01/2023
                                                   -09/01/2025 .........................    740,447                -        740,447
                 -        3,000,000      3,000,000 9.00% due 05/25/20...................          -        3,240,330      3,240,330
           437,908                -        437,908 9.000% due 06/01/2016
                                                   -06/01/2021 .........................    463,635                -        463,635
           825,342                -        825,342 ACES, 13.500% due 12/15/2014 ........    835,539                -        835,539
        12,445,920                -     12,445,920 STRIP, Zero Coupon due
                                                   10/01/2025 .......................... 10,056,602                -     10,056,602
                                                                                ----------------------------------------------------
                                                    Total Federal National Mortgage
                                                          Association (FNMA)             25,585,417       25,495,171     51,080,588

 Government National Mortgage Association II (GNMA II)
         1,036,681                -      1,036,681 9.500%  due 02/20/2017
                                                   -03/20/2021 .........................  1,113,461                -      1,113,461
                 -                -              -   Adjustable Rate Mortgage (ARM):              -                -              -
         8,596,869                -      8,596,869 7.000%  due 03/20/2022
                                                   -12/20/2022(B) ......................  8,829,878                -      8,829,878
         1,507,395                -      1,507,395 7.375%  due 05/20/2022(B) ...........  1,554,501                -      1,554,501
                                                                                ----------------------------------------------------
                                                    Government National Mortgage
                                                          Association II (GNMA II)       11,497,840                -     11,497,840

                                                    Total U.S. Government Agency
                                                          Mortgage-Backed Securities    324,257,442       53,412,189    377,669,631

                               WM U.S. Government Securities Fund and Griffin Government Income Fund
                                            Pro Forma Combined Portfolio of Investments

                                                    April 30, 1998 (Unaudited)
        WM            Griffin                                                                   WM            Griffin
   US Government   US Government     Pro Forma                                             US Government   US Government  Pro Forma
  Securities Fund   Income Fund      Combined                                             Securities Fund   Income Fund   Combined
   COLLATERALIZED MORTGAGE OBLIGATIONS - 8.5%
              -             -              - REMIC, Pass-through certificates:
      4,000,000             -      4,000,000 Trust 89-18, Class-C,                                     -            -            -
              -             -              -     9.500% due 04/25/2004 .....................   4,245,664            -    4,245,664
      1,493,811             -      1,493,811 Trust 92-83, Class X,                                     -            -            -
              -             -              -     7.000% due 02/25/2022 .....................   1,493,391            -    1,493,391
      5,255,853             -      5,255,853 Trust 93-162, Class E,                                    -            -            -
              -             -              -     6.000% due 08/25/2023 .....................   5,113,388            -    5,113,388
      2,527,000             -      2,527,000 Federal Home Loan Mortgage Corp.,
                                             Series 1288, Class HA, 5.500% due 11/15/2020...   2,479,505            -    2,479,505
      8,500,000             -      8,500,000 Federal Home Loan Mortgage Corp.,
                                             6.850% due 07/25/2018 .........................   8,555,803            -    8,555,803
      4,900,000             -      4,900,000 Merrill Lynch Trust, 6.50% due 8/25/15 ........   4,908,036            -    4,908,036
        683,251             -        683,251 Mortgage Capital Trust, 9.25% due 6/1/17 ......     692,283            -      692,283
              -     2,947,362      2,947,362 Federal Home Loan Mortgage Corp.,
                                             6.35%, 03/15/25 ...............................           -    2,960,717    2,960,717
              -     4,200,000      4,200,000 Federal National Mortgage Association,
                                             6.25%, 06/25/19 ...............................           -    4,198,992    4,198,992
              -     1,439,787      1,439,787 Federal National Mortgage Association,
                                             6.20%, 06/25/19 ...............................           -    1,446,122    1,446,122
              -     4,183,207      4,183,207 Federal National Mortgage Association,
                                             6.35%, 04/25/27 (C) ...........................           -    4,227,654    4,227,654
              -     1,118,777      1,118,777 L. F. Rothschild Mortgage Trust, Series 3,
                                             Class Z, 9.95%, 09/01/17 ......................           -    1,242,369    1,242,369
                                                                                             -------------------------------------

                                              Total Collateralized Mortgage Obligations       27,488,070   14,075,854   41,563,924

 U.S. TREASURY OBLIGATIONS - 33.7%
 U.S. Treasury Notes
               -    2,400,000      2,400,000 5.75% due 11/15/00 ............................           -    2,407,752    2,407,752
       2,000,000            -      2,000,000 5.750% due 08/15/2003 .........................   2,006,252            -    2,006,252
               -    5,000,000      5,000,000 6.13% due 08/15/07 ............................           -    5,132,950    5,132,950
               -    4,000,000      4,000,000 6.13% due 12/31/01 ............................           -    4,061,720    4,061,720
               -    1,000,000     11,000,000 6.25% due 08/31/02 ............................           -   11,240,900   11,240,900
         350,000            -        350,000 6.250% due 02/15/2007 .........................     361,922            -      361,922
         400,000            -        400,000 6.250% due 06/30/2002..........................     408,375            -      408,375
      21,400,000            -     21,400,000 6.375% due 09/30/2001 .........................  21,868,144            -   21,868,144
       4,750,000            -      4,750,000 6.500% due 10/15/2006 .........................   4,981,567            -    4,981,567
               -    2,500,000      2,500,000 7.00% due 07/15/06 ............................           -    2,698,425    2,698,425
      30,000,000            -     30,000,000 7.000% due 07/15/2006 (A) .....................  32,400,027            -   32,400,027
                                                                                             -------------------------------------

                                             Total U.S. Treasury Notes                        62,026,287   25,541,747   87,568,034

 U.S. Treasury Bonds
               -   10,850,000     10,850,000 12.00% due 08/15/13 ...........................           -   15,908,815   15,908,815
       1,500,000            -      1,500,000 6.000% due 02/15/2026  ........................   1,496,719            -    1,496,719
       5,285,000            -      5,285,000 6.125% due 11/15/2027..........................   5,413,827            -    5,413,827
               -    5,000,000      5,000,000 6.25% due 08/15/23 ............................           -    5,141,150    5,141,150
      15,195,000            -     15,195,000 6.250% due 08/15/2023..........................  15,636,611            -   15,636,611
       1,888,000            -      1,888,000 6.625% due 02/15/2027..........................   2,045,531            -    2,045,531
      12,000,000            -     12,000,000 7.250% due 05/15/2016..........................  13,631,255            -   13,631,255
       3,250,000            -      3,250,000 7.250% due 08/15/2022..........................   3,746,642            -    3,746,642
       6,500,000            -      6,500,000 7.500% due 11/15/2016 (A)......................   7,562,346            -    7,562,346
               -    5,000,000      5,000,000 8.13% due 08/15/19 ............................           -    6,238,900    6,238,900
                                                                                             -------------------------------------

                                              Total U.S. Treasury Bonds                       49,532,931   27,288,865   76,821,796

                                              Total U.S. Treasury Obligations                111,559,218   52,830,612  164,389,830
 SHORT-TERM SECURITIES - 0.7%
               -    3,500,000      3,500,000 Federal Home Loan Mortgage Corporation,
                                             5.45% due 05/01/98.............................           -    3,500,000    3,500,000
 PURCHASE AGREEMENT - 0.5%
       2,498,000            -      2,498,000 Agreement with Goldman Sachs, 5.30% dated
                                               4/30/98, to be repurchased at
                                               $2,498,36 on 5/1/98, collateralized
                                               by $2,430,053 U.S. Treasury Note, 6.50%
                                               due 8/15/05 (Market Value $2,570,612)........   2,498,000            -    2,498,000


                                                   TOTAL INVESTMENTS (120.7%),
                                                     (COST $)                                465,802,730  123,818,655  589,621,385

                                                   OTHER ASSETS AND LIABILITIES,
                                                     NET ( -20.7%)                           (84,542,625) (16,518,975)(101,061,600)

                                                   TOTAL NET ASSETS (100.00%)                381,260,105  107,299,680  488,559,785

___________________________
(A) A portion or all of these securities are pledged as collateral for futures contracts and dollar roll transactions.

(B) Variable rate security. The interest rate shown reflects the rate currently in effect.

(C)  Rate represents annualized yield to maturity at April 30, 1998.

WM U.S. GOVERNMENT SECURITIES FUND & GRIFFIN U.S. GOVERNMENT INCOME FUND

Notes to Pro Forma Combined Financial Statements (Unaudited)

1.   Basis of Combination

     The pro forma combined financial statements reflect the pro forma combined financial position of the WM U.S. Government Securities Fund and the Griffin U.S. Government Income Fund at April 30, 1998 and the pro forma combined results of operations for the year ended December 31, 1997 and the four month period ended April 30, 1998 as though the reorganization had occurred on January 1, 1997.

     The pro forma combined financial statements are presented for the information of the reader and may not necessarily be representative of how the pro forma combined financial statements would have appeared had the reorganization actually occurred.

     The Pro Forma Combined Portfolio of Investments, Statement of Assets and Liabilities, and the Statements of Operations should be read in conjunction with the historical financial statements of the funds which are incorporated by reference in the Statement of Additional Information.

     The pro forma combined statements give effect to the proposed transfer of the assets and stated liabilities of the Griffin U.S. Government Income Fund in exchange for shares of WM U.S. Government Securities Fund.
     Under generally accepted accounting principles, the historical cost of investment securities will be carried forward to the surviving entity.

     The pro forma combined statements do not reflect the expenses of either fund in carrying out its obligations under the proposed Agreement and Plan of Reorganization.

2.   Pro Forma Combined Portfolio of Investments

     Securities held by the two funds have been combined in the accompanying Combined Portfolio of Investments. Securities are valued using the pricing procedures and policies of the respective Acquiring Fund or Acquired Fund, as applicable. For more information, see the WM Annual Reports or the Griffin Annual Reports. Historical cost amounts represent the combined cost basis of the securities.

3.   Pro Forma Combined Statements of Assets and Liabilities

     Shares outstanding have been adjusted to reflect the conversion of Griffin U.S. Government Income Fund shares into WM U.S. Government Securities Fund shares based upon the net asset value of the WM U.S. Government Securities Fund shares at April 30, 1998.

            WM Tax-Exempt Bond Fund and Griffin Municipal Bond Fund

  PRO FORMA STATEMENT OF ASSETS AND LIABILITIES AT APRIL 30, 1998 (Unaudited)

                                                           GRIFFIN          WM
                                                          MUNICIPAL      TAX-EXEMPT      PRO FORMA         PRO FORMA
                                                          BOND FUND      BOND FUND      ADJUSTMENTS         COMBINED
               ASSETS:
 Investments at value                                    $16,050,011    $326,874,303                      $342,924,314

                                                         -------------------------------------------------------------
     Total Investments                                    16,050,011     326,874,303             -         342,924,314
 Cash/Cash Equivalents                                       113,191               -                           113,191
 Receivable for dollar roll fee income                                             -                                 -
 Dividends and/or interest receivable                        201,916       5,397,398                         5,599,314
 Receivable for Fund shares Sold                                              66,816                            66,816
 Receivable for investment securities sold                                         -                                 -
 Unamortized  organization costs                                                   -                                 -
 Receivable from investment advisor                                                -                                 -
 Prepaid expenses and other assets                            12,360          37,997                            50,357
                                                         -------------------------------------------------------------
           Total Assets                                   16,377,478     332,376,514             -         348,753,992
               LIABILITIES:
 Payable for dollar roll transactions                                              -                                 -
 Variation margin payable                                                          -                                 -
 Reverse repurchase agreements                                                     -                                 -
 Payable for Fund shares redeemed                                  -         815,566                           815,566
 Payable for investment securities purchased                 488,870             509                           489,379
 Investment advisory fee payable                                             138,740                           138,740
 Administration fee payable                                                        -                                 -
 Shareholder servicing and distribution fees payable                          29,231                            29,231
 Dividends payable                                            48,756         459,121                           507,877
 Accrued legal and audit fees                                                  2,128                             2,128
 Accrued transfer agent fees                                                       -                                 -
 Accrued Trustees' fees and expenses                                           2,101                             2,101
 Accrued registration and filing fees payable                                  5,502                             5,502
 Due to Custodian                                                             53,829                            53,829
 Net Unrealized Depreciation of Fwd For Curr Cts                                   -                                 -
 Accrued Expenses and other payables                          16,953         169,156                           186,109
                                                         -------------------------------------------------------------
           Total Liabilities                                 554,579       1,675,883             -           2,230,462

 TOTAL NET ASSETS                                        $15,822,899    $330,700,631   $         -        $346,523,530
                                                         =============================================================

               NET ASSETS:
 Undistributed net investment income/
   (accumulated net investment loss/distributions
   in excess of net investment income)                   $         -    $     (1,632)                     $     (1,632)
 Accumulated net realized gain/(loss)
   on investments sold, futures contracts,
   closed written options, forward foreign currency
   contracts and foreign currency transactions              (106,519)        784,442                           677,923
 Net unrealized app./(dep.) of investments,
   foreign currency, written options, futures
   contracts, forward foreign currency contracts
   and other assets and liabilities                          344,577      30,033,786                        30,378,363
 Paid-in capital                                          15,584,841     299,884,035                       315,468,876

                                                         -------------------------------------------------------------
 TOTAL NET ASSETS                                        $15,822,899    $330,700,631             -        $346,523,530
                                                         =============================================================
NET ASSETS:
  Class A Shares                                         $15,287,168    $316,112,406                      $331,399,574
                                                         =============================================================
  Class B Shares                                         $   535,731    $ 14,585,662                      $ 15,121,393
                                                         =============================================================
  Class S Shares                                                        $      1,409                      $      1,409
                                                         =============================================================
  Class I Shares                                                        $      1,154                      $      1,154
                                                         =============================================================
SHARES OUTSTANDING:
  Class A Shares                                           1,640,269      39,703,825        279,804 (A)     41,623,898
                                                         =============================================================
  Class B Shares                                              57,465       1,831,801          9,817 (A)      1,899,083
                                                         =============================================================
  Class S Shares                                                                 177             -                 177
                                                         =============================================================
  Class I Shares                                                                 145             -                 145
                                                         =============================================================
NET ASSET VALUE PER SHARE:
  Class A Shares                                         $      9.32    $       7.96                      $       7.96
                                                         =============================================================
  Class B Shares                                         $      9.32    $       7.96                      $       7.96
                                                         =============================================================
  Class S Shares                                                        $       7.96                      $       7.96
                                                         =============================================================
  Class I Shares                                                        $       7.96                      $       7.96
                                                         =============================================================


            See accompanying notes to pro forma financial statements

-------------------------------------------------------------------------------
(A) Shares outstanding have been adjusted to reflect the conversion of Griffin Municipal Bond Fund shares into WM Tax-Exempt Bond Fund shares based upon the net asset value of WM Tax-Exempt Bond Fund shares at April 30, 1998.

           WM Tax-Exempt Bond Fund and Griffin Municipal Bond Fund
                  Pro Forma Combined Statement of Operations
                         For the Period Ended 4/30/98
                                  (Unaudited)

                                                              GRIFFIN          WM
                                                             MUNICIPAL      TAX-EXEMPT      PRO FORMA           PRO FORMA
                                                             BOND FUND      BOND FUND      ADJUSTMENTS          COMBINED
 INVESTMENT INCOME:
 Dividend Income                                                                      -                                  -
                                                                                      -                                  -
 Interest Income                                              $ 204,396     $ 4,682,293                        $ 4,886,689
 Fee Income                                                                           -                                  -
                                                              ------------------------------------------------------------
      Total Investment Income                                   204,396       4,682,293              -           4,886,689
                                                              ------------------------------------------------------------

 EXPENSES:
 Investment Advisory Fees                                        21,111         398,621                            419,732
 Administration Fees                                              8,444               -         (8,444) (A)              -
 Custodian Fees                                                   5,985           8,427                             14,412
 Legal and Audit Fees                                             9,085           2,128                             11,213
 Trustees' Fees and Expenses                                      2,604           2,101                              4,705
 Amortization of Organization Costs                               5,578               -                              5,578
 Registration and Filing Fees                                       663           5,502                              6,165
 Other                                                            1,905             965                              2,870
                                                              ------------------------------------------------------------
          Subtotal                                               55,375         417,744         (8,444)            464,675
 Shareholder Servicing and Distribution Fees
       Class A Shares                                            10,168         191,079          5,965  (B)        207,212
       Class B Shares                                             1,548          34,623             87  (C)         36,258
       Class S Shares                                                                 2                                  2
Interest Expense                                                                      -                                  -
 Fees Waived and/or Expenses Absorbed by Investment                                                                      -
     Advisor                                                    (36,629)              -         36,629  (D)              -
                                                              ------------------------------------------------------------
           Subtotal                                              30,462         643,448         34,237             708,147
 Fees Reduced by Credits Allowed by the Custodian                                  (596)                              (596)
                                                              ------------------------------------------------------------
          Net Expenses                                           30,462         642,852         34,237             707,551
                                                              ------------------------------------------------------------
 NET INVESTMENT INCOME/(LOSS)                                   173,934       4,039,441        (34,237)          4,179,138
                                                              ------------------------------------------------------------
 NET REALIZED AND UNREALIZED GAIN/                                                                                       -
       (LOSS) ON INVESTMENTS                                                                                             -
 Realized Gains/(Loss) from:                                                                                             -
    Security Transactions                                         3,983         784,442                            788,425
    Forward Foreign Currency Contracts and                                                                               -
         Foreign Currency Transactions                                                -                                  -
    Futures Contracts                                             2,577               -                              2,577
 Net Unrealized Appreciation/(Depreciation) of:                                                                          -
    Securities                                                 (196,851)     10,844,992                         10,648,141
     Forward Foreign Currency Contracts                                               -                                  -
     Foreign Currency, Written Options, Futures                                                                          -
           Contracts and Other Assets and                                             -                                  -
                Liabilities
                                                              ------------------------------------------------------------
 Net Realized and Unrealized Gain/(Loss) on Investments        (190,291)     11,629,434              -          11,439,143
                                                              ------------------------------------------------------------
 NET INCREASE/(DECREASE) IN NET ASSETS                                                                                   -
      RESULTING FROM OPERATIONS                               $ (16,357)    $15,668,875      $ (34,237)        $15,618,281
                                                              ============================================================

 (A) Elimination of the Griffin administration fees, now incorporated in the management fee structure.

 (B) Addition of shareholder servicing fee at a monthly rate of $1.45 per shareholder account.

 (C) Addition of shareholder servicing fee at a monthly rate of $1.55 per shareholder account.

 (D) Fees waived and/or expense absorbed by investment advisor has been eliminated.

            WM Tax-Exempt Bond Fund and Griffin Municipal Bond Fund
                  Pro Forma Combined Statement of Operations
                         For the Year Ended 12/31/97
                                  (Unaudited)

                                                                   GRIFFIN           WM
                                                                  MUNICIPAL       TAX-EXEMPT       PRO FORMA     PRO FORMA
                                                                  BOND FUND        BOND FUND      ADJUSTMENTS     COMBINED
 INVESTMENT INCOME:
 Dividend Income                                                                           -                              -
                                                                                           -                              -
 Interest Income                                                $    439,683   $  11,310,385                   $ 11,750,068
 Fee Income                                                                                -                              -
                                                                -----------------------------------------------------------
      Total Investment Income                                        439,683   $  11,310,385             -     $ 11,750,068
                                                                -----------------------------------------------------------

 EXPENSES:                                                                                                                -
 Investment Advisory Fees                                            43,603          987,356                      1,030,959
 Administration Fees                                                 17,441                -     (17,441) (A)             -
 Custodian Fees                                                      14,921           18,650                         33,571
 Legal and Audit Fees                                                12,071           12,426                         24,497
 Trustees' Fees and Expenses                                          8,213            8,499                         16,712
 Amortization of Organization Costs                                  17,107                -                         17,107
 Registration and Filing Fees                                         1,666           18,037                         19,703
 Other                                                                5,201           60,994                         66,195
                                                                ----------------------------------------------------------
          Subtotal                                                  120,223        1,105,962     (17,441)         1,208,744
 Shareholder Servicing and Distribution Fees
       Class A Shares                                                20,793          487,713      17,896  (B)       526,402
       Class B Shares                                                 4,031           70,823         260  (C)        75,114
       Class S Shares                                                                      -                              -
Interest Expense                                                                           -                              -
 Fees Waived and/or Expenses Absorbed by Investment                                                                       -
     Advisor                                                        (89,645)               -      89,645  (D)             -
                                                                -----------------------------------------------------------
           Subtotal                                                  55,402        1,664,498      90,360          1,810,260
 Fees Reduced by Credits Allowed by the Custodian                                     (3,033)                        (3,033)
                                                                -----------------------------------------------------------
          Net Expenses                                               55,402        1,661,465      90,360          1,807,227
                                                                -----------------------------------------------------------
 NET INVESTMENT INCOME/(LOSS)                                       384,281        9,648,920     (90,360)         9,942,841
                                                                -----------------------------------------------------------
 NET REALIZED AND UNREALIZED GAIN/
       (LOSS) ON INVESTMENTS
 Realized Gains/(Loss) from:
         Security Transactions                                        8,768        2,286,826                      2,295,594
         Forward Foreign Currency Contracts and
              Foreign Currency Transactions
         Futures Contracts                                           15,098                -                         15,098
 Net Unrealized Appreciation/(Depreciation) of:
        Securities                                                  368,238        4,270,931                      4,639,169
         Forward Foreign Currency Contracts                                                -                              -
         Foreign Currency, Written Options, Futures
               Contracts and Other Assets and Liabilities                                  -                              -
                                                                -----------------------------------------------------------
 Net Realized and Unrealized Gain/(Loss) on Investments             392,104        6,557,757           -          6,949,861
                                                                -----------------------------------------------------------
 NET INCREASE/(DECREASE) IN NET ASSETS
      RESULTING FROM OPERATIONS                                 $   776,385     $ 16,206,677   $ (90,360)      $ 16,892,702
                                                                ===========================================================


(A) Elimination of the Griffin administration fees, now incorporated in the management fee structure.

(B) Addition of shareholder servicing fee at a monthly rate of $1.45 per shareholder account.

(C) Addition of shareholder servicing fee at a monthly rate of $1.55 per shareholder account.

(D) Fees waived and/or expense absorbed by investment advisor has been eliminated.

           WM Tax-Exempt Bond Fund and Griffin Municipal Bond Fund
                  Pro Forma Combined Portfolio of Investments
                          April 30, 1998 (Unaudited)

             Principal Amount                                                                            Market Value
--------------------------------------------                                            --------------------------------------------
      WM             Griffin                                                                   WM             Griffin
Tax-Exempt Bond   Municipal Bond   Pro Forma                                             Tax-Exempt Bond  Municipal Bond   Pro Forma
     Fund             Fund         Combined                                                   Fund            Fund         Combined
LONG-TERM STATE AND MUNICIPAL SECURITIES - 94.8%

ALABAMA
    4,000,000               -   4,000,000   Courtland, Industrial Development Board
                                            of Solid Waste, (Champion International
                                            Corporation Project), Disposal Revenue,
                                            AMT, 7.750% due 01/01/2020................      4,244,680               -    4,244,680
    1,000,000               -   1,000,000   Mobile, Industrial Development Board,
                                            Solid Waste Disposal Revenue,
                                             6.950% due 01/01/2020....................      1,109,880               -    1,109,880
                                                                                        --------------------------------------------
                                                                                            5,354,560               -    5,354,560
ALASKA

                                            Alaska Student Loan Revenue,
            -      500,000        500,000   5.25%, 07/01/07 ..........................              -         515,625      515,625
    1,235,000            -      1,235,000   Anchorage Alaska Electric Utility, (MBIA
                                            Insured)                                                -               -            -
                                             6.500% due 12/01/2013....................      1,439,701               -    1,439,701
                                                                                        --------------------------------------------
                                                                                            1,439,701         515,625    1,955,326
ARIZONA
                                            Arizona State University Revenue System,
            -      250,000        250,000   7.00%, Pre-refunded to 07/01/02...........              -         276,875      276,875
            -            -              -   Phoenix, Arizona, Series A, General                     -               -            -
            -      200,000        200,000   Obligation, 6.25%, 07/01/17 ..............              -         227,750      227,750
            -            -              -   Salt River Project Agricultural
                                            Improvement & Power District,                           -               -            -
    3,000,000            -      3,000,000    Series A,                                              -               -            -
            -            -              -    5.750% due 01/01/2009....................      3,263,040               -    3,263,040
    5,000,000            -      5,000,000    Series C,                                              -               -            -
            -            -              -    6.250% due 01/01/2019....................      5,344,100               -    5,344,100
      740,000            -        740,000   Tucson, Airport Authority Inc.,
                                            Supplemental Facilities Revenue, AMT,                   -               -            -
            -            -              -    8.700% due 09/01/2019....................        822,621               -      822,621
                                                                                        --------------------------------------------
                                                                                            9,429,761         504,625    9,934,386
CALIFORNIA
   15,000,000            -     15,000,000   Anaheim California Public Financing
                                            Authority Lease,
            -            -              -    Capital Appreciation Subordinated Public
                                             Improvements, Project-C, (FSA Insured)
            -            -              -    Zero coupon due 09/01/2034...............      2,102,850               -    2,102,850
            -            -              -   California State Department of Water                    -               -            -
            -      100,000        100,000   Resources, 5.00%, 12/01/22................              -          95,250       95,250
    5,000,000            -      5,000,000   California State General Obligation,
                                            (FGIC Insured),                                         -               -            -
            -            -              -     5.625% due 10/01/2023...................      5,120,550               -    5,120,550
            -            -              -   California State General Obligation,                    -               -            -
            -      500,000        500,000   5.00%, 10/01/18 ..........................              -         481,250      481,250
    1,250,000            -      1,250,000   California State Public Works Board Lease,              -               -            -
            -            -              -    Department of Corrections , State Prison,
                                             Series E,                                              -               -            -
            -            -              -    5.500%  due 06/01/2015...................      1,305,050               -    1,305,050
    2,000,000            -      2,000,000   Center Unified  School District
                                            California,                                             -               -            -
            -            -              -    Capital Appreciation-Series C, (MBIA
                                             Insured), GO,                                          -               -            -
            -            -              -    Zero coupon, due 09/01/2018..............        675,420               -      675,420
    2,000,000            -      2,000,000   Foothill/Eastern Corridor Agency,
                                            California Toll Road,                                   -               -            -
            -            -              -    Sr. Lien-Series A,                                     -               -            -
            -            -              -    5.000% due 01/01/2035....................      1,839,960               -    1,839,960
      550,000            -        550,000   Los Angeles, Regional Airport Improvement,
                                            Series A, AMT,                                          -               -            -
            -            -              -    6.700% due 01/01/2022....................        586,872               -      586,872
    3,000,000            -      3,000,000   Orange County Recovery Certificate of
                                            Participation, Series A, (MBIA Insured)                 -               -            -
            -            -              -    6.000% due 07/01/2026....................      3,204,570               -    3,204,570
    1,173,000            -      1,173,000   Sacramento, California Certificate of
                                            Participation,                                          -               -            -
            -            -              -    Centrex System Lease, Series A,                        -               -            -
            -            -              -    5.550% due 09/15/2004....................      1,178,478               -    1,178,478
    5,000,000            -      5,000,000   San Francisco, California City & County
                                            Airport Commission, International Airport,              -               -            -
            -            -              -    Second Series-Issue 12-B, (FGIC Insured),              -               -            -
            -            -              -    5.625% due 05/01/2021....................      5,107,950               -    5,107,950
    5,000,000            -      5,000,000   San Joaquin Hills, California
                                            Transportation Corridor, Agency Toll Road,              -               -            -
            -            -              -    5.000% due 01/01/2033....................      4,628,850               -    4,628,850
      800,000            -        800,000   Simi Valley, California Unified School
                                            District Certificate of Participation,                  -               -            -
                                             Refunding & Capital Improvement Projects,
                                             (AMBAC Insured),                                       -               -            -
                                              5.250% due 08/01/2022...                        804,312               -      804,312
                                                                                        --------------------------------------------
                                                                                           26,554,862         576,500   27,131,362
COLORADO
                                            Arapahoe County, Colorado Capital
                                            Improvement Trust Fund Highway
                                            Revenue,
            -      125,000        125,000   6.90%, Pre-refunded to 08/31/03 ..........              -         146,250      146,250
    2,225,000            -      2,225,000   Colorado Springs Utilities System Revenue,
                                             Prerefunded,                                           -               -            -
            -            -              -    6.750% due 11/15/2021....................      2,447,878               -    2,447,878
    2,775,000            -      2,775,000   Colorado Springs Utilities System,
                                            Series C, Unrefunded                                    -               -            -
            -            -              -    6.750% due 11/15/2021....................      3,010,376               -    3,010,376
            -            -              -   Denver City and County, Airport Revenue,
                                            AMT:                                                    -               -            -
            -            -              -    Series A:  Prerefunded,                                -               -            -
      530,000            -        530,000    8.875% due 11/15/2012....................        618,070               -      618,070
       95,000            -         95,000    8.500% due 11/15/2023....................        106,587               -      106,587
      165,000            -        165,000    8.000% due 11/15/2025....................        183,155               -      183,155
            -            -              -    Series A: Unrefunded,                                  -               -            -
    1,470,000            -      1,470,000    8.875% due 11/15/2012....................      1,682,591               -    1,682,591
    1,045,000            -      1,045,000    8.500% due 11/15/2023....................      1,154,976               -    1,154,976
    1,835,000            -      1,835,000    8.000% due 11/15/2025....................      2,004,095               -    2,004,095
    1,920,000            -      1,920,000    Series C,                                              -               -            -
            -            -              -    6.600% due 11/15/2004....................      2,080,838               -    2,080,838
    4,500,000            -      4,500,000   Meridian Metropolitan District, GO,                     -               -            -
                                             7.500% due 12/01/2011 ...................      4,890,240               -    4,890,240
                                                                                        --------------------------------------------
                                                                                           18,178,806         146,250   18,325,056

                                      WM Tax-Exempt Bond Fund and Griffin Municipal Bond Fund
                                            Pro Forma Combined Portfolio of Investments
                   Principal Amount                  April 30, 1998 (Unaudited)                          Market Value
        --------------------------------------                                               ---------------------------------------
             WM        Griffin                                                                   WM         Griffin
         Tax-Exempt   Municipal   Pro Forma                                                  Tax-Exempt    Municipal    Pro Forma
         Bond Fund    Bond Fund   Combined                                                   Bond Fund     Bond Fund    Combined
LONG-TERM STATE AND MUNICIPAL SECURITIES - 94.8%
Connecticut
            995,000         -        995,000  Mashantucket Western Pequot Tribe,
                                              Special Revenue, Series A, Prerefunded,
                  -         -              -     6.500% due 09/01/2005(B) ..................   1,112,490            -     1,112,490
          1,005,000         -      1,005,000  Mashantucket Western Pequot Tribe,
                                              Special Revenue, Series A, Unrefunded,                   -            -             -
                                                 6.500% due 09/01/2005(B)...................   1,106,254            -     1,106,254
                                                                                             -------------------------------------
                                                                                               2,218,744            -     2,218,744

DIST OF COLUMBIA
                  -         -              -  District of Columbia Water & Sewer Authority
                  -         -              -  Public Utility Revenue Bond,                             -      517,500       517,500
                  -   500,000        500,000  5.50%, 10/01/17 ..............................           -            -             -
                  -         -              -  District of Columbia, American Association               -            -             -
                  -         -              -  for the Advancement of Science, Revenue,                 -      164,813       164,813
                  -   150,000        150,000  6.00%, 01/01/09 ..............................           -            -             -
            990,000         -        990,000  District of Columbia, COP,                               -            -
                  -         -              -     6.875% due 01/01/2003......................   1,034,114            -     1,034,114
          1,500,000         -      1,500,000  Metropolitan District, Washington D.C., Airport
                                              Authority, General Airport                               -            -             -
                                              Revenue, Series A, AMT, (MBIA Insured),                  -            -             -
                                                 6.625% due 10/01/2019......................   1,629,600            -     1,629,600
                                                                                              -------------------------------------
                                                                                               2,663,714      682,313     3,346,027

FLORIDA

                                              Dade County, Florida Aviation Revenue,
                  -   200,000        200,000  5.50%, 10/01/07 ..............................           -      211,250       211,250
                  -         -              -  Dade County, Florida General Obligation,                 -            -             -
                  -   200,000        200,000  7.70%, 10/01/08 ..............................           -      249,750       249,750
         22,520,000         -     22,520,000  Dade County, Guaranteed Entitlement Revenue,
                                              Capital Appreciation,                                    -            -             -
                  -         -              -     Series A, (MBIA Insured),                             -            -             -
                  -         -              -     Zero coupon due 02/01/2018.................   7,381,606            -     7,381,606
            425,000         -        425,000  Dade County, Seaport Authority, Refunding,
                                              (MBIA Insured),                                          -            -             -
                  -         -              -     6.500% due 10/01/2008......................     487,624            -       487,624
                  -         -              -  Florida State Board of Education Capital                 -            -             -
                  -   150,000        150,000  Outlay Public Education, 5.75%, 06/01/15 .....           -      157,688       157,688
          5,000,000         -      5,000,000  Orlando Utilities Commission Water & Electric,           -            -             -
                                                 6.000% due 10/01/2010......................   5,591,050            -     5,591,050
                                                                                              -------------------------------------
                                                                                              13,460,280      618,688    14,078,968

GEORGIA
          1,000,000         -      1,000,000  Atlanta, Airport Facilities Revenue, AMT,
                  -         -              -     7.250% due 01/01/2017 .....................   1,079,800            -     1,079,800
          6,000,000         -      6,000,000  Georgia Municipal Electric Authority Power,
                                              Series Z, (MBIA Insured),                                -            -             -
                  -         -              -     5.500% due 01/01/2020......................   6,231,900            -     6,231,900
                  -         -              -  Georgia State General Obligation,                        -            -             -
                  -   150,000        150,000  7.20%, 03/01/08 ..............................           -      179,813       179,813
          5,000,000         -      5,000,000  Georgia State, Series B, GO,                             -            -             -
                  -         -              -     6.300% due 03/01/2009......................   5,711,700            -     5,711,700
                  -         -              -  Monroe, PCR, (Oglethorpe Power Company):                 -            -             -
          5,000,000         -      5,000,000     6.700% due 01/01/2009......................   5,724,800            -     5,724,800
          3,410,000         -      3,410,000     6.750% due 01/01/2010......................   3,934,080            -     3,934,080
                                                                                              -------------------------------------
                                                                                              22,682,280      179,813    22,862,093

HAWAII
          5,555,000         -      5,555,000  Hawaii State, Series BW, GO,
                  -         -              -     6.400% due 03/01/2009......................   6,281,150            -     6,281,150
          2,000,000         -      2,000,000  Honolulu, Hawaii City & County, Series A, GO,            -            -             -
                  -         -              -     6.000% due 01/01/2012......................   2,192,020            -     2,192,020
                  -         -              -  State of Hawaii, General Obligation,                     -            -             -
                  -   150,000        150,000  6.00%, 09/01/09 ..............................           -      165,188       165,188
                                                                                              -------------------------------------
                                                                                               8,473,170      165,188     8,638,358

IDAHO
          2,000,000         -      2,000,000  Idaho Health Facilities Authority Revenue,
                                              (Inverse Floater),
                  -         -              -     Escrowed to Maturity,
                  -         -              -     7.820% due 02/15/2021 (A)..................   2,384,540            -     2,384,540
                  -         -              -  Idaho Housing & Finance Association, Single              -            -             -
                  -   200,000        200,000  Family Mortgage, 5.20%, 07/01/27 .............           -      203,000       203,000
                                                                                              -------------------------------------
                                                                                               2,384,540      203,000     2,587,540

ILLINOIS
          3,665,000         -      3,665,000  Chicago Gas Supply (People Gas),
                  -         -              -     6.875% due 03/01/2015......................   3,994,740            -     3,994,740
                  -         -              -  Chicago, O'Hare Airport Supplemental
                                              Facilities, AMT:                                         -            -             -
            700,000         -        700,000     American Airlines, Special Series A,                  -            -             -
                  -         -              -     7.875% due 11/01/2025......................     761,936            -       761,936
          6,000,000         -      6,000,000     International Term, (MBIA Insured),                   -            -             -
                  -         -              -     6.750% due 01/01/2012 .....................   6,451,800            -     6,451,800
                  -         -              -     United Air Lines:                                     -            -             -
            615,000         -        615,000     8.400% due 05/01/2004 .....................     662,380            -       662,380
            775,000         -        775,000     8.950% due 05/01/2018 .....................     870,255            -       870,255
            150,000         -        150,000     Special Series B,                                     -            -             -
                  -         -              -     8.500% due 05/01/2018......................     162,996            -       162,996
          4,000,000         -      4,000,000  Chicago Wastewater Transmission Revenue,
                                              Prerefunded,                                             -            -             -
                  -         -              -     6.750% due 11/15/2020......................   4,326,760            -     4,326,760
                            -                 Cook County, Community High School, Number 217,
                                              (AMBAC Insured):                                         -            -             -
          1,090,000         -      1,090,000     6.400% due 12/01/2003.....................    1,161,918            -     1,161,918
          1,130,000         -      1,130,000     6.500% due 12/01/2004.....................    1,208,264            -     1,208,264
          1,370,000         -      1,370,000     6.600% due 12/01/2005.....................    1,469,394            -     1,469,394
                  -         -              -  Cook County, School District, Number 026,
                                              (MBIA Insured):                                          -            -             -
          1,445,000         -      1,445,000     Zero coupon due 12/01/2003.................   1,118,372            -     1,118,372
          1,020,000         -      1,020,000     Zero coupon due 12/01/2004.................     751,628            -       751,628
                  -         -              -  Du Page County, Illinois General Obligation              -            -             -
                  -         -              -  Revenue Bond, Stormwater Project,                        -            -             -
                  -   250,000        250,000  5.60%, 01/01/21 ..............................           -      266,563       266,563
                  -         -              -  Illinois Educational Facilities Authority                -            -             -
                  -         -              -  Revenue, Northwestern University,                        -            -             -
                  -   450,000        450,000  5.10%, 11/01/32 ..............................           -      457,875       457,875
                  -         -              -  Illinois Health Facilities Authority Revenue:            -            -             -
                  -         -              -     Glenoak Medical Center, Series D,
                                                 Pre-refunded,                                         -            -             -
            210,000         -        210,000     9.500% due 11/15/2015 .....................     240,603            -       240,603
            260,000         -        260,000     Glenoak Medical Center, Series D,
                                                 Escrowed to Maturity,                                 -            -             -
                  -         -              -     9.500% due 11/15/2015 .....................     302,338            -       302,338
          4,570,000         -      4,570,000     Hindsdale Hospital, Series B,
                                                 Escrowed to Maturity,                                 -            -             -
                  -         -              -     9.000% due 11/15/2015......................   5,208,658            -     5,208,658
            300,000         -        300,000     Riverside Senior Living Center Project,
                                                 Prerefunded,                                          -            -             -
                  -         -              -     7.500% due 11/01/2020......................     328,734            -       328,734
          3,000,000         -      3,000,000     Rush Presbyterian - St. Luke's Medical,
                                                 Residual Interest Bond, (MBIA Insured),               -            -             -
                  -         -              -     9.615% due  10/01/2024 (A).................   3,517,500            -     3,517,500
          1,230,000         -      1,230,000     Servantcor, Series A, Prerefunded,                    -            -             -
                  -         -              -     8.000% due 08/15/2021......................   1,386,112            -     1,386,112
          5,000,000         -      5,000,000     Sister Services Hospital, Residual Interest
                                                 Bond, (MBIA Insured),                                 -            -             -
                  -         -              -     9.267% due 06/19/2015 (A)..................   5,912,500            -     5,912,500
            365,000         -        365,000  Illinois Housing Development Authority,
                                              Series A, AMT,                                           -            -             -
                  -         -              -     7.350% due 08/01/2010 .....................     384,122            -       384,122
          5,000,000         -      5,000,000  Illinois State Sales Tax Revenue, Series N,
                                              Prerefunded,                                             -            -             -
                  -         -              -     7.000% due 06/15/2020......................   5,487,150            -     5,487,150
                  -         -              -  Metropolitan Pier and Exposition Authority
                                              Dedicated State Tax, (FGIC Insured),                     -            -             -
          4,000,000         -      4,000,000     Zero coupon due 06/15/2008.................   2,440,480            -     2,440,480
          6,000,000         -      6,000,000     Zero coupon due 06/15/2009.................   3,459,960            -     3,459,960
                  -         -              -  Metropolitan Pier & Exposition Authority                 -            -             -
                  -         -              -  Dedicated State Tax Revenue,                             -            -             -
                  -   400,000        400,000  4.30%, 06/15/01 (C) ..........................           -      348,500       348,500
                                                                                              -------------------------------------
                                                                                              51,608,600    1,072,938    52,681,538

Portfolio of Investments

                                      WM Tax-Exempt Bond Fund and Griffin Municipal Bond Fund
                                            Pro Forma Combined Portfolio of Investments
             Principal Amount                        April 30, 1998 (Unaudited)                       Market Value
-----------------------------------------                                               --------------------------------------------
     WM             Griffin                                                                    WM            Griffin
Tax-Exempt Bond  Municipal Bond  Pro Forma                                               Tax-Exempt Bond  Municipal Bond  Pro Forma
    Fund             Fund        Combined                                                     Fund            Fund        Combined
Indiana
    6,000,000           -       6,000,000   Indiana Municipal Power Agency,
                                            Series A, (MBIA Insured)
         -              -            -        6.125% due 01/01/2013                         6,721,920          -         6,721,920
    2,000,000           -       2,000,000   Indianapolis, Public Improvement Board,
                                            Series D, (LOC INB National Bank),                   -             -              -
         -              -            -        6.500% due 02/01/2022                         2,003,520          -         2,003,520
         -              -            -      Wa-Nee Elementary/High School Building               -             -              -
         -              -            -      Corporation, Revenue, 6.50%,                         -             -              -
         -           100,000      100,000   pre-refunded to 01/15/04                             -          111,250        111,250
                                                                                           ---------------------------------------
                                                                                            8,725,440       111,250      8,836,690

Kentucky
    3,000,000           -       3,000,000   Jefferson County, Hospital Revenue,
                                            Residual Interest Bond,
                                              (MBIA Insured),
                                             8.607% due 10/01/2008 (A)                      3,506,250          -         3,506,250

Louisiana
    1,500,000           -       1,500,000   Louisiana Public Facility Authority
                                            Revenue, Series B, ETM,
                                              Zero coupon due 12/01/2019                      473,370           -          473,370

Maryland
    5,000,000           -       5,000,000   Mayor & City Council of Baltimore Port
                                            Facility (DuPont),
         -              -            -        6.500% due 10/01/2011                         5,439,750           -        5,439,750
      930,000           -         930,000   State of Maryland, Community Development
                                            Administration,
                                              Department of Housing Revenue, Single
                                              Family Project, AMT,
                                              7.450% due 04/01/2032                           979,671           -          979,671
                                                                                           ---------------------------------------
                                                                                            6,419,421           -        6,419,421

Massachusetts
      750,000           -         750,000   Commonwealth of Massachusetts, GO,
                                            Consolidated Loan, Series A, Prerefunded,
                                              7.625% due 06/01/2008                           836,130           -          836,130
                                            Commonwealth of Massachusetts, Health
                                            and Educational                                      -              -             -
                                              Facilities Authority Revenue:                      -              -             -
      500,000           -         500,000     Framingham Union Hospital, Series B,               -              -             -
         -              -            -        8.500% due 07/01/2010                           553,725           -          553,725
    2,000,000           -       2,000,000     Saint Memorial Medical Center, Series A,           -              -             -
         -              -            -        6.000% due 10/01/2023...................      2,002,240           -        2,002,240
      250,000           -         250,000   Commonwealth of Massachusetts, GO,
                                            Pre-refunded,                                        -              -             -
         -              -            -        7.500% due 12/01/2007 ..................        275,210           -          275,210
         -              -            -      Massachusetts Bay Transportation Authority           -              -             -
         -              -            -      General Transportation System,                       -              -             -
         -           200,000      200,000   5.60%, 03/01/08 .........................            -           213,750       213,750
         -              -            -      Massachusetts State General Obligation,              -              -             -
         -           500,000      500,000   5.00%, 06/01/10 .........................            -           507,500       507,500
         -              -            -      Massachusetts State Water Resources Authori          -              -             -
         -           100,000      100,000   6.00%, 08/01/14 .........................            -           109,500       109,500
    1,000,000           -       1,000,000   Plymouth County, COP, Series A,                      -              -             -
                                              7.000% due 04/01/2022 ...................     1,115,140           -        1,115,140
                                                                                          ----------------------------------------
                                                                                            4,782,445        830,750     5,613.195

Michigan
                                            Michigan Municipal Bond Authority Revenue,
         -           200,000      200,000   6.00%, 10/01/07 ...........................          -           222,500       222,500
         -              -            -      Michigan State Hospital Financing Authority          -              -             -
         -            75,000       75,000   Metropolitan Hospital, 5.88%, 07/01/14 ....          -            77,906        77,906
    1,500,000           -       1,500,000   Michigan State Hospital Finance Authority
                                            Revenue,                                             -              -             -
                                             Detroit Medical, Series A, Prerefunded,             -              -             -
                                             7.500% due 08/15/2011.....................     1,673,040           -        1,673,040
                                            Michigan State Underground Storage Tank              -              -             -
                                            Financial Assurance Authority Revenue,               -              -             -
         -           300,000      300,000   6.00%, 05/01/05 ...........................          -           325,875       325,875
                                                                                           ----------------------------------------
                                                                                            1,673,040        626,281     2,299,321

Minnesota
                                            Minnesota Public Facilities Authority Water
         -           200,000      200,000   Pollution Control Revenue, 6.00%, 03/01/07           -           222,250       222,250
                                            University of Minnesota, Series A, Revenue           -              -             -
         -           200,000      200,000   Bond, 4.75%, 07/01/03 .....................          -           203,750       203,750
                                                                                           ---------------------------------------
                                                                                                 -           426,000       426,000

Mississippi
                                            Lowndes County, Solid Waste Disposal, PCR,
                                            Residual Interest Bond,
                                             (Weyerhauser Company),
    4,000,000           -       4,000,000    6.800% due 04/01/2022....................      4,796,840           -        4,796,840
    5,000,000           -       5,000,000    8.200% due 04/01/2022....................      5,888,550           -        5,888,550
      200,000           -         200,000   Warren County, Solid Waste Disposal Revenue,         -              -             -
                                             (International Paper Project), Series A,
                                              AMT,                                               -              -             -
                                             7.700% due 11/15/2009 .......................    212,102           -          212,102
                                                                                           ---------------------------------------
                                                                                           10,897,492           -       10,897,492
Missouri
    1,000,000           -       1,000,000   Missouri State, Health and Educational
                                            Facilities Authority Revenue,
         -              -            -        Bethesda Eye Institute, Prerefunded,
         -              -            -        6.800% due 11/01/2016.....................    1,098,100           -        1,098,100
    3,000,000           -       3,000,000   St. Louis, Parking Facilities Revenue,               -              -             -
                                            Prerefunded,
                                              6.625% due 12/15/2021.....................    3,311,250           -        3,311,250
                                                                                           ---------------------------------------
                                                                                            4,490,350           -        4,409,350

Portfolio of Investments

                                      WM Tax-Exempt Bond Fund and Griffin Municipal Bond Fund
                                            Pro Forma Combined Portfolio of Investments
             Principal Amount                        April 30, 1998 (Unaudited)                       Market Value
-------------------------------------------                                             --------------------------------------------
      WM            Griffin                                                                    WM            Griffin
Tax-Exempt Bond  Municipal Bond   Pro Forma                                              Tax-Exempt Bond  Municipal Bond   Pro Forma
     Fund            Fund         Combined                                                    Fund            Fund         Combined
MONTANA
    1,000,000            -      1,000,000   Forsyth, PCR, Series B, AMT, Puget Sound
                                              Power & Light, (AMBAC Insured),
                                              7.250% due 08/01/2021......................   1,090,640          -         1,090,640

NEBRASKA
                                            Douglas County, Hospital Authority Revenue,
                                              Alegent Health, Immanuel Medical Center:
    1,000,000            -      1,000,000     5.250% due 09/01/2021......................     982,760          -           982,760
      600,000            -        600,000   Nebraska Investment Finance Authority,
                                              Single Family Housing Revenue,                     -             -              -
                                              Residual Interest Bond, AMT, (GNMA Insured),       -             -              -
                                              9.159% due 09/15/2024 (A)..................     670,500          -           670,500
                                            Omaha Public Power District Electric,                -             -              -
    7,000,000            -      7,000,000     Series B, Escrowed to Maturity,                    -             -              -
                                              6.150% due 02/01/2012......................   7,823,970          -         7,823,970
                                              Series C,                                          -             -              -
                                              5.500% due 02/01/2014......................   2,107,960          -         2,107,960
                                                                                          -----------------------------------------
                                                                                           11,585,190          -        11,585,190

NEVADA
    4,000,000            -      4,000,000   Clark County, IDR, Series A, Nevada Power
                                              Company, AMT, (FGIC Insured),
                                              6.700% due 06/01/2022......................   4,324,480          -         4,324,480
                                            Nevada State General Obligation,                     -             -              -
        -             100,000     100,000   5.80%, 07/15/08..............................        -          106,625        106,625
                                                                                          -----------------------------------------
                                                                                            4,324,480       106,625      4,431,105

NEW JERSEY
                                            New Jersey State General Obligation,
        -             350,000     350,000   6.00%, 02/15/11..............................        -          387,625        387,625

NEW MEXICO
    1,000,000            -      1,000,000   Bernaillo County New Mexico, Gross Receipts
                                              of Tax Revenue,
                                              5.250% due 04/01/2027......................   1,013,400          -         1,013,400
    1,500,000            -      1,500,000   Lordsburg Pollution Control (Phelps Dodge),          -             -              -
                                              6.500% due 04/01/2013......................   1,639,365          -         1,639,365
    1,500,000            -      1,500,000   Santa Fe County, New Mexico Correctional
                                              System, (FSA Insured),                             -             -              -
                                              6.000% due 02/01/2027......................   1,682,730          -         1,682,730
                                                                                          -----------------------------------------
                                                                                            4,335,495          -         4,335,495

NEW YORK
    1,265,000            -      1,265,000   Metropolitan Transportation Authority,
                                            Service Contract Transportation Facilities,
                                              Series 7,
                                              4.750% due 07/01/2019......................   1,145,635          -         1,145,635
                                            New York, GO, Unrefunded:                            -             -              -
                                              Series B, (FSA Insured),                           -             -              -
    1,000,000            -      1,000,000     7.000% due 06/01/2014......................   1,083,410          -         1,083,410
      160,000            -        160,000     8.250% due 11/15/2018......................     180,197          -           180,197
    1,000,000            -      1,000,000   New York, NY, Series B, (FGIC Insured)               -             -              -
                                              6.000% due 08/01/2007......................   1,091,850          -         1,091,850
                                            New York State Medical Care Facilities
                                            Finance Agency Revenue,                              -             -              -
      170,000            -        170,000     Prerefunded,                                       -             -              -
                                              7.750% due 08/15/2011......................     188,705          -           188,705
      105,000            -        105,000     Refunded,                                          -             -              -
                                              7.750% due 08/15/2011......................     115,266          -           115,266
    2,000,000            -      2,000,000   New York State Housing Finance Agency
                                            Revenue, Multi-family Housing,                       -             -              -
                                              Second Mortgage, Series F, AMT,                    -             -              -
                                              6.625% due 08/15/2012......................   2,122,540          -         2,122,540
                                            New York State Environmental Facilities              -             -              -
                                            Corporation Pollution Control Revenue,               -             -              -
         -            200,000     200,000   5.50%, 06/15/09..............................        -          211,750        211,750
                                            New York State Environmental Facilities,             -             -              -
                                            State Clean Water & Drinking, Revolving              -             -              -
         -            500,000     500,000   Funds, Series C, 500%, 06/15/19..............        -          480,625        480,625
                                            New York, New York General Obligation,               -             -              -
         -            200,000     200,000   6.00%, 02/01/04..............................        -          212,250        212,250
                                            New York City TFA Future,                            -             -              -
         -            500,000     500,000   5.00%, 05/01/ 18.............................        -          479,375        479,375
                                                                                          -----------------------------------------
                                                                                            5,927,603     1,384,000      7,311,603

NORTH CAROLINA
    5,000,000            -      5,000,000   North Carolina Eastern Municipal Power
                                            Agency, Power Systems Revenue,
                                              Series A,
                                              5.700% due 01/01/2013......................   5,701,200          -         5,701,200

NORTH DAKOTA
    4,370,000            -      4,370,000   Mercer County Pollution Control
                                            (Otter Trail Power),
                                              6.900% due 02/01/2019......................   4,676,774          -         4,676,774

OHIO
                                            Cleveland, Ohio General Obligation,                  -             -              -
         -            350,000     350,000   5.38%, 09/01/09..............................        -          370,563        370,563
                                            Franklin County, Ohio Hospital Revenue, Holy         -             -              -
                                            Cross Health Systems Corporation,                    -             -              -
         -            300,000     300,000   5.50%, 06/01/01..............................        -          310,500        310,500
    1,240,000            -      1,240,000   Lorain County, Hospital Revenue, Series B,
                                            Humility of Mary Health Care,                        -             -              -
                                              Escrowed to Maturity,                              -             -              -
                                              7.200% due 12/15/2011......................   1,381,596          -         1,381,596
                                            Ohio State Water Department Authority Revenue        -             -              -
                                            Fresh Water Series, Revenue,                         -             -              -
         -            200,000     200,000   5.70%, 06/01/09..............................        -          213,250        213,250
                                            University of Cincinnati, General Receipts,          -             -              -
         -            500,000     500,000   Series AA, 5.00%, 06/01/18...................        -          480,625        480,625
                                                                                          -----------------------------------------
                                                                                            1,381,596     1,374,938      2,756,534
OKLAHOMA
    1,810,000            -      1,810,000   Oklahoma Housing and Finance Authority,
                                              Single Family Revenue, Series B,
                                              AMT, (GNMA Insured), 7.997%
                                              due 08/01/2018.............................   2,080,921          -         2,080,921

      200,000            -        200,000   Tulsa, Municipal Airport Revenue,
                                              American Airlines Project, AMT,                    -             -              -
                                              7.600% due 12/01/2030......................     218,634          -           218,634
                                                                                          -----------------------------------------

                                                                                            2,299,555          -         2,299,555
OREGON
                                            Oregon State Department of Transportation
                                            Revenue, Regional Light Rail Fund - Westside
                      100,000     100,000   Project, 6.25%, 06/01/09 ....................        -          110,125        110,125
    6,230,000            -      6,230,000   Washington County, Oregon, (Criminal
                                              Justice Facilities), Prerefunded,                  -             -              -
                                              6.000% due 12/01/2012......................   6,766,528          -         6,766,528
                                                                                          -----------------------------------------

                                                                                            6,766,528       110,125      6,876,653
PENNSYLVANIA
                                            Allegheny County, Hospital Development
                                              Revenue, (Ohio Valley General Hospital):
      700,000            -        700,000     5.100% due 04/01/2001......................     708,575          -           708,575
      735,000            -        735,000     5.300% due 04/01/2002......................     750,192          -           750,192
      625,000            -        625,000     5.400% due 04/01/2003......................     641,644          -           641,644

                                            Beaver County, IDR, PCR, (Edison Project),
                                              Series A:                                          -             -              -

      300,000            -        300,000     7.750% due 09/01/2024 .....................     315,015          -           315,015
    3,675,000            -      3,675,000     (FGIC Insured),                                    -             -              -
                                              7.000% due 06/01/2021......................   3,975,358          -         3,975,358
                                            Commonwealth of Pennsylvania General                 -             -              -
         -            250,000     250,000   Obligation, 5.20%, 06/15/04 .................        -          260,313        260,313
      600,000            -        600,000   Lehigh County, General Purpose Authority,
                                              Muhlenberg Hospital Center, Series A,              -             -              -
                                              Prerefunded,                                       -             -              -
                                              8.100% due 07/15/2010 .....................     640,794          -           640,794
      500,000            -        500,000   McKean County, Hospital Authority Revenue,
                                              Bradford Hospital,                                 -             -              -
                                              Pottstown Memorial Medical Center,                 -             -              -
                                              8.875% due 10/01/2020 .....................     560,100          -           560,100
    1,250,000            -      1,250,000   Montgomery County, Higher Education Revenue,         -             -              -
                                              6.875% due 11/15/2020 .....................   1,343,425          -         1,343,425
                                            Pennsylvania State Higher Education Revenue,
                                              Student Loan,                                      -             -              -
    3,000,000            -      3,000,000   Residual Interest Bond, AMT, (AMBAC Insured),        -             -              -
                                              9.368% due 09/01/2026 (A)..................   3,450,000          -         3,450,000
    1,890,000            -      1,890,000   Pennsylvania State Higher Educational
                                              Facilities Authority, Series B,
                                              Prerefunded,                                       -             -              -
                                              7.250% due 03/01/2005......................   2,073,651          -         2,073,651
                                                  Pennsylvania State Industrial Development      -              -               -
         -            250,000     250,000   Authority Revenue, 7.00%, 07/01/06 ..........        -          288,750        288,750
    1,000,000            -      1,000,000   Philadelphia, Municipal Authority Revenue,
                                              Series B, (FGIC Insured), Prerefunded,             -             -              -
                                              7.125% due 11/15/2018......................   1,110,990          -         1,110,990
    1,000,000            -      1,000,000   Philadelphia, Water and Sewer Revenue,
                                              Prerefunded,                                       -             -              -
                                              7.500% due 08/01/2010......................   1,115,270          -         1,115,270
                                                                                          -----------------------------------------

                                                                                           16,685,014       549,063     17,234,077

PUERTO RICO
                                            Puerto Rico Electric Power Authority,
         -            200,000     200,000     Electric Revenue, 6.13%, 07/01/08 ...........      -          223,000        223,000
                                              Puerto Rico Industrial Tourist Educational         -             -              -
                                              Medical & Environmental Central Facilities,        -             -              -
                                              Inter American University, Series A,               -             -              -
         -            500,000     500,000   5.00%, 10/01/15 .............................        -          492,500        492,500
                                                                                          -----------------------------------------

                                                                                                 -          715,500        715,500
RHODE ISLAND
    2,000,000            -      2,000,000   Rhode Island State Health and Education
                                              Revenue, Residual Interest Bond, (FGIC
                                              Insured), Escrowed to Maturity,
                                              9.715% due 08/15/2021 (A)..................   2,377,500          -         2,377,500

SOUTH CAROLINA
                                            Columbia, South Carolina Water Works & Sewer
         -            200,000     200,000   Systems Revenue, 5.38%, 02/01/12 ............        -          209,250        209,250


SOUTH DAKOTA
                                            South Dakota Housing Development Authority,
         -            100,000     100,000   Homeownership Mortgage, 6.65%, 05/01/14              -          108,125        108,125

TENNESSEE
                                            Kingsport, Tennessee General Obligation,
         -            200,000     200,000   5.60%, 09/01/03 .............................        -          210,750        210,750

TEXAS
                                            Austin, Texas General Obligation,
         -            200,000     200,000   5.70%, 09/01/07 .............................        -          216,250        216,250
    415,000              -        415,000   Brazos, Higher Educational Facilities
                                              Authority, Series C-2, AMT,                        -             -              -
                                              7.100% due 11/01/2004......................     457,674          -           457,674

    1,290,000            -      1,290,000   Crowley Texas Independent School District,
                                              (FGIC Insured), GO,                                -             -              -
                                              Zero coupon, due 08/01/2016................     486,898          -           486,898

    5,000,000            -      5,000,000   Dallas-Fort Worth International Airport,
                                              (Facility Improvement                              -             -              -
                                              Corporate Revenue), (American Airlines,
                                              Inc.), AMT,                                        -             -              -
                                              7.500% due 11/01/2025......................   5,395,000          -         5,395,000

                                            Harris County, Texas Tax and Revenue                 -             -              -
         -            200,000     200,000   Certificate of Obligation, 6.00%, 12/15/10 ..        -          223,500        223,500

                                            San Antonio, Texas Electric & Gas Revenue,           -             -              -
         -            100,000     100,000   5.00%, 02/01/14 .............................        -           98,250         98,250

                                            Texas Municipal Power Agency Revenue,                -             -              -
         -            200,000     200,000   5.25%, 09/01/08 .............................        -          208,250        208,250

      574,000            -        574,000   Texas State, Higher Education Coordinating
                                              Board, Student Loan, AMT,                          -             -              -
                                              7.700% due 10/01/2025 .....................     615,678          -           615,678

      500,000            -        500,000   West Side Calhoun County, Solid Waste Revenue
                                              Bond, (Union Carbide Project), AMT,                -             -              -
                                              8.200% due 03/15/2021 .....................     552,905          -           552,905
                                                                                          -----------------------------------------

                                                                                            7,508,155       746,250      8,254,405

VERMONT
                                            Vermont Housing Finance Agency, Single Family,
                                              Series 1, AMT:
      140,000            -        140,000     6.800% due 05/01/2025......................     145,702          -           145,702
      220,000            -        220,000     8.150% due 05/01/2025 .....................     232,375          -           232,375
                                                                                          -----------------------------------------

                                                                                              378,077          -           378,077

VIRGINIA
                                            Virginia State Transportation Board Revenue,
                                            North Virginia Transportation District

         -            120,000     120,000   Program, 6.25%, 05/15/12 ....................        -          131,850        131,850


WASHINGTON
    4,500,000            -      4,500,000   King County Washington School District #415
                                              Kent, Series C, GO,
                                              6.300% due 12/01/2008......................   5,080,815          -         5,080,815

      950,000            -        950,000   Port Anacortes Washington Revenue, Series A,         -             -              -
                                              5.125% due 09/01/2009......................     935,665          -           935,665

                                            Seattle, Washington Water System Revenue,            -             -              -
         -            250,000     250,000     5.25%, 12/01/23 ...........................        -          249,688        249,688

    2,750,000            -      2,750,000   Snohomish County School District #2- Everett
                                              General Obligation, Series B,                      -             -              -
                                              Prerefunded,                                       -             -              -
                                              7.200% due 12/01/2010......................   2,980,698          -         2,980,698

                                            University of Washington Revenue Bond,
                                              (MBIA Insured),                                    -             -              -
    3,400,000            -      3,400,000     Prerefunded,                                       -             -              -
                                              7.000% due 12/01/2021......................   3,766,894          -         3,766,894

      785,000            -        785,000     Unrefunded,                                        -             -              -
                                              7.000% due 12/01/2021......................     859,104          -           859,104


    3,500,000            -      3,500,000   Washington Public Power Supply System
                                              Nuclear Project #2 Revenue, Series C,              -             -              -
                                              Prerefunded,                                       -             -              -
                                              7.625% due 07/01/2010......................   3,859,730          -         3,859,730

    7,570,000            -      7,570,000   Washington State, Series B, GO,                      -             -              -
                                              5.000% due 05/01/2017......................   7,335,330          -         7,335,330

    4,900,000            -      4,900,000   Washington State, Series B & AT-7, GO,               -             -              -
                                              6.400% due 06/01/2017......................   5,687,479          -         5,687,479


                                            Washington State Health Care Facilities
                                            Authority, Fred Hutchinson Cancer Center,            -             -              -
                                              LOC,                                               -             -              -
    1,750,000            -      1,750,000     7.200% due 01/01/2007......................   1,899,923          -         1,899,923
    1,750,000            -      1,750,000     7.375% due 01/01/2018......................   1,905,225          -         1,905,225

                                            Washington State General Obligation,                 -             -              -
         -            200,000     200,000     5.75%, 09/01/09 ...........................        -          216,500        216,500
                                                                                          -----------------------------------------

                                                                                           34,310,863       466,188     34,777,051

WEST VIRGINIA

    2,500,000            -      2,500,000   Harrison County, Solid Waste Disposal,
                                              (Monongahela Power), Series A, AMT,
                                              6.875% due 04/15/2022 .....................   2,707,025          -         2,707,025

      150,000            -        150,000   Kanawha County, IDR, (Union Carbide Project),
                                              Series A, AMT,                                     -             -              -
                                              8.000% due 08/01/2020......................     161,918          -           161,918

      750,000            -        750,000   South Charleston, IDR, (Union Carbide Project),
                                              Series A, AMT,                                     -             -              -
                                              8.000% due 08/01/2020 .....................     807,420          -           807,420

                                            West Virginia State, General Obligation,             -             -              -
         -            500,000     500,000     5.00%, 11/01/21 ...........................        -          480,625        480,625
                                                                                          -----------------------------------------

                                                                                            3,676,363       480,625      4,156,988

WISCONSIN
    1,000,000            -      1,000,000   Madison, IDR, (Madison Gas & Electric Company),
                                              (Project A), AMT,
                                              6.750% due 04/01/2027......................   1,069,520          -         1,069,520

    1,000,000            -      1,000,000   Wisconsin Health & Education Facility
                                              Authority,                                         -             -              -
                                              Refunding Waukesha Memorial Hospital,
                                              Series A, (AMBAC Insured)                          -             -              -
                                              7.125% due 08/15/2007......................   1,080,520          -         1,080,520

                                            Wisconsin State General Obligation,                  -             -              -
         -            200,000     200,000     5.13%, 11/01/07 ...........................        -          207,250        207,250
                                            Wisconsin State Transportation Revenue,              -             -              -
         -            200,000     200,000     5.50%, 07/01/14 ...........................        -          203,750        203,750
                                                                                          -----------------------------------------

                                                                                            2,150,040       411,000      2,561,040


                                            Total Long-Term State and
                                              Municipal Securities                        320,510,899    14,051,135    334,562,034


                                      WM TAX-EXEMPT BOND FUND AND GRIFFIN MUNICIPAL BOND FUND

                                            PRO FORMA COMBINED PORTFOLIO OF INVESTMENTS

              PRINCIPAL AMOUNT                       APRIL 30, 1998 (Unaudited)                         MARKET VALUE
  ------------------------------------------                                           --------------------------------------------
WM TAX-EXEMPT  GRIFFIN MUNICIPAL  PRO FORMA                                              WM TAX-EXEMPT  GRIFFIN MUNICIPAL  PRO FORMA
   BOND FUND      BOND FUND        COMBINED                                                  BOND FUND       BOND FUND      COMBINED

SHORT-TERM STATE AND MUNICIPAL SECURITIES - 0.6%
FLORIDA
                                          Citrus Park Community Development District
                                          Florida, Capital Improvements,
             -      400,000      400,000  3.35%, 11/01/16...............................             -      400,000        400,000

KANSAS
                                          Kansas City, Kansas Industrial Revenue,
             -      100,000      100,000  5.00%, 08/01/15...............................             -      100,000        100,000

LOUISIANA
                                          Louisiana Loops VRUM UG
             -      100,000      100,000  5.00%, 09/01/08...............................             -      100,000        100,000

MICHIGAN
                                          Michigan State Hospital Financing Authority,
             -      400,000      400,000  Kent Hospital, 5.00%, 01/15/20................             -      400,000        400,000

NEW MEXICO
                                          Albuquerque, New Mexico lodgers tax,
             -      100,000      100,000  3.00%, 07/01/22...............................             -      100,000        100,000

OHIO
                                          Ohio State Water Development Authority,
             -      200,000      200,000  5.00%, 07/01/32...............................             -      200,000        200,000

TEXAS
                                          Guadalupe Blanco River Authority Texas
                                          Pollution Control Revenue, Central Power &
             -      300,000      300,000  Light Project, 5.00%, 11/01/15................             -      300,000        300,000

WYOMING
                                          Kemerer County, Wyoming Pollution Control
             -      100,000      100,000  Revenue, 5.00%, 11/01/14 .....................             -      100,000        100,000
                                          Kemerer County, Wyoming Pollution Control
             -      200,000      200,000  Revenue, 5.00%, 11/01/14 .....................             -      200,000        200,000

                                          Total Short-Term State and Municipal Securities            -    1,900,000      1,900,000

 INVESTMENT COMPANIES - 1.8%
                                          Seven Seas Tax Free Money Market Fund,
             -       98,879       98,879  3.39%, 05/01/98 ..............................             -       98,876         98,876
     6,363,404            -    6,363,404  Nuveen Tax Exempt Money Market Fund
                                          (Cost $6,363,404).............................     6,363,404            -      6,363,404
                                                                                            ---------------------------------------
                                                                                             6,363,404       98,876      6,462,280


                                          TOTAL INVESTMENTS - 97.2%  (COST $312,545,951)   326,874,303   16,050,011    342,924,314

                                          OTHER ASSETS AND LIABILITIES, NET - 2.8%           3,826,328     (227,112)     3,599,216

                                          TOTAL NET ASSETS - 100.0%                        330,700,631   15,822,899    346,523,530

--------------------------------------------------------------------------------
(A) Floating rate note. The interest rate shown reflects the rate currently in effect.
(B) Securities exempt from registration under section 4(2) of the Securities Act of 1993, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(C) Rate on this zero coupon bonds represents annualized yield to maturity at April 30, 1998.

WM TAX-EXEMPT BOND FUND & GRIFFIN MUNICIPAL BOND FUND

Notes to Pro Forma Combined Financial Statements (Unaudited)

1.   Basis of Combination

     The pro forma combined financial statements reflect the pro forma combined financial position of the WM Tax-Exempt Bond Fund and the Griffin Municipal Bond Fund at April 30, 1998 and the pro forma combined results of operations for the year ended December 31, 1997 and the four month period ended April 30, 1998 as though the reorganization had occurred on January 1, 1997.

     The pro forma combined financial statements are presented for the information of the reader and may not necessarily be representative of how the pro forma combined financial statements would have appeared had the reorganization actually occurred.

     The Pro Forma Combined Portfolio of Investments, Statement of Assets and Liabilities, and the Statement of Operations should be read in conjunction with the historical financial statements of the funds which are incorporated by reference in the Statement of Additional Information.

     The pro forma combined statements give effect to the proposed transfer of the assets and stated liabilities of the Griffin Municipal Bond Fund in exchange for shares of WM Tax-Exempt Bond Fund. Under generally accepted accounting principles, the historical cost of investment securities will be carried forward to the surviving entity.

     The pro forma combined statements do not reflect the expenses of either fund in carrying out its obligations under the proposed Agreement and Plan of Reorganization.

2.   Pro Forma Combined Portfolio of Investments

     Securities held by the two funds have been combined in the accompanying Combined Portfolio of Investments. Securities are valued using the pricing procedures and policies of the respective Acquiring Fund or Acquired Fund, as applicable. For more information, see the WM Annual Reports or the Griffin Annual Report. Historical cost amounts represent the combined cost basis of the securities.

3.   Pro Forma Combined Statements of Assets and Liabilities

     Shares outstanding have been adjusted to reflect the conversion of Griffin Municipal Bond Fund shares into WM shares based upon the asset value of the WM Tax-Exempt Bond Fund shares at April 30, 1998.

        WM California Municipal Fund & Griffin California Tax-Free Fund
               Pro Forma Statement of Assets and Liabilities at
                           June 30, 1998 (Unaudited)

                                                            GRIFFIN            WM
                                                          CALIFORNIA       CALIFORNIA         PRO FORMA            PRO FORMA
                                                         TAX-FREE FUND   MUNICIPAL FUND      ADJUSTMENTS           COMBINED
               ASSETS:
 Investments at value                                   $   46,256,980   $     331,858,243                      $  378,115,223
                                                        ----------------------------------------------------------------------
     Total Investments                                      46,256,980         331,858,243              -          378,115,223
 Cash/Cash Equivalents                                         308,408                   -                             308,408
 Receivable for dollar roll fee income                                                   -                                   -
 Dividends and/or interest receivable                          725,260           5,043,338                           5,768,598
 Receivable for Fund shares Sold                                     -             773,513                             773,513
 Receivable for investment securities sold                           -           9,172,268                           9,172,268
 Unamortized  organization costs                                     -                   -                                   -
 Receivable from investment advisor                                  -                   -                                   -
 Prepaid expenses and other assets                               8,203               2,984                              11,187
                                                        ----------------------------------------------------------------------
           Total Assets                                     47,298,851         346,850,346              -          394,149,197
                                                        ======================================================================
               LIABILITIES:
 Payable for dollar roll transactions                                                    -                                   -
 Variation margin payable                                                                -                                   -
 Reverse repurchase agreements                                                           -                                   -
 Payable for Fund shares redeemed                                    -             182,853                             182,853
 Payable for investment securities purchase                  1,511,595          19,646,770                          21,158,365
 Investment advisory fee payable                                                   178,669                             178,669
 Administration fee payable                                                              -                                   -
 Shareholder servicing and distribution fees payable                                86,945                              86,945
 Dividends payable                                             148,984             492,746                             641,730
 Accrued legal and audit fees                                                            -                                   -
 Accrued transfer agent fees                                                             -                                   -
 Accrued Trustees' fees and expenses                                                     -                                   -
 Accrued registration and filing fees payable                                            -                                   -
 Due to Custodian                                                                1,262,975                           1,262,975
 Net unrealized depreciation of fwd for cur cts                                          -                                   -
 Accrued Expenses and other payables                            42,914             125,434                             168,348
                                                        ----------------------------------------------------------------------
           Total Liabilities                                 1,703,493          21,976,392                          23,679,885

 TOTAL NET ASSETS                                       $   45,595,358   $     324,873,954   $          -       $  370,469,312
                                                        ======================================================================

               NET ASSETS:
 Undistributed net investment income/
   (accumulated net investment loss/distributions
   in excess of net investment income)                  $            -   $          (6,864)                     $       (6,864)
 Accumulated net realized gain/(loss)
   on investments sold, futures contracts,
   closed written options, forward foreign currency
   contracts and foreign currency transactions                (132,408)            581,668                             449,260
 Net unrealized app./(dep.) of investments,
   foreign currency, written options, futures
   contracts, forward foreign currency contracts
   and other assets and liabilities                          1,637,081          24,496,679                          26,133,760
 Paid-in capital                                            44,090,358         299,802,471                         343,893,156
                                                        ----------------------------------------------------------------------
      TOTAL NET ASSETS                                  $   45,595,358   $     324,873,954   $          -       $  370,469,312
                                                        ======================================================================
NET ASSETS:
  Class A Shares                                        $   38,503,430   $     290,328,335                      $  328,831,765
                                                        ======================================================================
  Class B Shares                                        $    7,091,928   $      34,536,784                      $   41,628,712
                                                        ======================================================================
  Class S Shares                                                         $           7,645                      $        7,645
                                                        ======================================================================
  Class I Shares                                                         $           1,190                      $        1,190
                                                        ======================================================================
SHARES OUTSTANDING:
  Class A Shares                                             4,593,384          25,624,319     (1,195,079) (A)      29,022,624
                                                        ======================================================================
  Class B Shares                                               845,712           3,048,310       (219,759) (A)       3,674,263
                                                        ======================================================================
  Class S Shares                                                                       675                                 675
                                                        ======================================================================
  Class I Shares                                                                       105                                 105
                                                        ======================================================================
NET ASSET VALUE PER SHARE:
  Class A Shares                                        $         8.38   $           11.33                      $        11.33
                                                        ======================================================================
  Class B Shares                                        $         8.39   $           11.33                      $        11.33
                                                        ======================================================================
  Class S Shares                                                         $           11.33                      $        11.33
                                                        ======================================================================
  Class I Shares                                                         $           11.33                      $        11.33
                                                        ======================================================================

           See  accompanying notes to pro forma financial statements

--------------------------------------------------------------------------------
(A) Shares outstanding have been adjusted to reflect the conversion of Griffin California Tax-Free Fund shares into WM California Municipal Fund based upon the net asset value of WM California Municipal Fund shares at June 30, 1998.

                       WM California Municipal Fund and
                       Griffin California Tax-Free Fund
                   Pro Forma Combined Statement of Operations
                        For the Year Ended June 30, 1998
                                   (Unaudited)


                                                       GRIFFIN
                                                      CALIFORNIA         WM CALIFORNIA         PRO FORMA           PRO FORMA
                                                     TAX-FREE FUND      MUNICIPAL FUND        ADJUSTMENTS           COMBINED
 INVESTMENT INCOME:
 Dividend Income                                                                    -                                       -
 Foreign withholding tax on dividend income                                         -                                       -
 Interest Income                                       1,735,944           20,795,207                              22,531,151
 Fee Income                                                                         -                                       -
                                                    ---------------------------------------------------------------------------
           Total Investment Income                     1,735,944           20,795,207                  -           22,531,151
                                                    ---------------------------------------------------------------------------

 EXPENSES:
 Investment Advisory fee                                 173,723            2,010,319            416,614  (A)       2,600,656
 Administration fee                                       69,489              860,498           (929,987) (B)               -
 Custodian fee                                            15,635               17,049                                  32,684
 Legal and Audit fees                                     24,073               37,650                                  61,723
 Trustees' fees and expenses                               8,198               25,532                                  33,730
 Amortization of organization costs                       17,108                    -                                  17,108
 Registration and filing fees                              5,143               15,775                                  20,918
 Transfer agent fees                                           -               34,691            108,554  (C)         143,245
 Other                                                     3,929              180,228                                 184,157
                                                    ---------------------------------------------------------------------------
           Subtotal                                      317,298            3,147,051           (513,373)           2,950,976
Shareholder servicing and distribution fees                                                                                 -
      Class A Shares                                      73,250              771,965                                 845,215
      Class B Shares                                      54,446              279,831                                 334,277
      Class S Shares                                                               75                                      75
 Interest expense                                                                   -
 Fees waived and/or expenses absorbed by
      investment advisor                                (177,998)            (656,426)          (317,295) (D)      (1,151,719)
                                                    ---------------------------------------------------------------------------
           Subtotal                                      266,996            3,577,187           (722,114)           3,122,069
 Fees reduced by credits allowed by the custodian                             (13,157)                                (13,157)
                                                    ---------------------------------------------------------------------------
           Net expenses                                  266,996            3,564,030           (722,114)           3,108,912
                                                    ---------------------------------------------------------------------------
 NET INVESTMENT INCOME/(LOSS)                          1,468,948           17,231,177            722,114           19,422,239
 NET REALIZED AND UNREALIZED GAIN/
      (LOSS) ON INVESTMENTS
 Realized gain from security transactions
      Security transactions                              243,856            7,849,255                               8,093,111
      Forward foreign currency contracts and
           foreign currency transactions                                            -                                       -
      Futures contracts                                   51,511              994,551                               1,046,062
 Net unrealized appreciation/(depreciation) of:
      Securities                                         792,224            3,864,365                               4,656,589
      Forward foreign currency contracts                                            -                                       -
      Foreign currency, written options, futures
           contracts and other assets and
           liabilities                                                              -                                       -
                                                    ---------------------------------------------------------------------------
 Net realized/unrealized gains/(losses) on invsts      1,087,591           12,708,171                  -           13,795,762
                                                    ---------------------------------------------------------------------------
 NET INCREASE/(DECREASE) IN NET ASSETS                                                                                      -
      RESULTING FROM OPERATIONS                        2,556,539           29,939,348            722,114           33,218,001
                                                    ===========================================================================

(A) Increase in management fees for Griffin shareholders to reflect the new fee structure. Fees are based on .70% of average daily net assets up to $500,000,000 and .55% of average daily net assets over that amount.

(B) Elimination of the administration fees, now incorporated in the management fee structure.

(C) Addition of transfer agent fee at a monthly rate of $1.45 per Class A shareholder account and $1.55 per Class B shareholder account.

(D) Fees waived and/or expense absorbed by investment advisor adjusted to .31% of average daily net assets.

                                                    WM CALIFORNIA MUNICIPAL FUND AND
                                                    GRIFFIN CALIFORNIA TAX-FREE FUND
               PRINCIPAL AMOUNT                PRO FORMA COMBINED PORTFOLIO OF INVESTMENTS                   VALUE
--------------------------------------------                                               --------------------------------------
        WM           GRIFFIN                              JUNE 30, 1998 (Unaudited)              WM          GRIFFIN
    CALIFORNIA     CALIFORNIA     PRO FORMA                                                  CALIFORNIA    CALIFORNIA   PRO FORMA
  MUNICIPAL FUND  TAX-FREE FUND    COMBINED                                                MUNICIPAL FUND TAX-FREE FUND  COMBINED

LONG-TERM MUNICIPAL BONDS AND NOTES - 100.6%
CALIFORNIA - 99.7%
  $ 5,360,000           -   $ 5,360,000  Alhambra, Improvement Board Act of 1915,
            -           -             -   Assessment District No. 1, Public Works,
                                          (MBIA Insured),
            -           -             -   6.125% due 09/02/2018.........................    $ 5,755,300             -    $ 5,755,300
    2,000,000           -     2,000,000  Anaheim, Public Financing Authority Revenue,
                                          Residual Interest
            -           -             -   Bond, (MBIA Insured),
            -           -             -   8.930% due 12/28/2018 (A).....................      2,565,000             -      2,565,000
    1,000,000           -     1,000,000  Arcadia, Hospital Revenue Authority, (Methodist
                                          Hospital),
            -           -             -   6.500% due 11/15/2012.........................      1,070,000             -      1,070,000
    2,000,000           -     2,000,000  Barstow Redevelopment Agency, Central
            -           -             -   Redevelopment Project, Tax Allocation, Series
            -           -             -   A, (MBIA Insured), 7.000% due 09/01/2014......      2,465,000             -      2,465,000
    1,000,000           -     1,000,000  Brawley, Wastewater Treatment Facility,
            -           -             -   (AMBAC Insured),
            -           -             -   5.000% due 07/01/2016.........................      1,006,250             -      1,006,250
    1,000,000           -     1,000,000  Brea & Olinda, Unified School District, (High
            -           -             -   School Refinancing Project), COP, Series A,
                                          (FSA Insured),
            -           -             -   6.000% due 08/01/2009.........................      1,076,250             -      1,076,250
            -  $1,100,000     1,100,000  CA ABAG COP Episcopal Ho
            -           -             -   5.00%, 07/01/07 .........................                   -    $1,116,500      1,116,500
            -     500,000       500,000  California Educational Facilities Authority
            -           -             -   Revenue Bond, Pooled College & University
            -           -             -   Project, Series A, 5.15%, 12/01/04............              -       520,000        520,000
    4,715,000           -     4,715,000  California Educational Facilities Authority
            -           -             -   Revenue, (College of Osteopathic Medicine),
                                          (Pre-refunded to 06/01/2003),
            -           -             -   7.500% due 06/01/2018.........................      5,428,144             -      5,428,144
            -   1,000,000     1,000,000  California Educational Facilities Authority
            -           -             -   Revenue, University of San Diego,
            -           -             -   5.00%, 10/01/22                                             -       976,250        976,250
            -           -             -   California Health Facilities Authority Revenue:
    1,000,000           -     1,000,000  (Kaiser Permanent), Series A, (FSA Insured)
            -           -             -    7.000% due 12/01/2010.........................     1,080,000             -      1,080,000
   10,250,000           -    10,250,000  (Enloe Health Systems), Series A,                                          -
            -           -             -   5.000% due 11/15/2028.........................      9,916,875             -      9,916,875
            -     500,000       500,000  California Health Facilities Financing
            -           -             -   Authority Revenue, Downey Community
            -           -             -   Hospital, 5.20%, 05/15/03....................               -       514,375        514,375
            -     300,000       300,000  California Health Facilities Financing
            -           -             -   Authority Revenue, Kaiser Permanente,
            -           -             -   Series C, 5.60%, 05/01/33....................               -       301,500        301,500
            -           -             -  California Housing Finance Agency, Home Mortgage,
                                          AMT:
            -           -             -   Series A, (Multi-family Housing III), (MBIA
                                          Insured):
    1,000,000           -     1,000,000   5.850% due 08/01/2017........................       1,056,250             -      1,056,250
    3,000,000           -     3,000,000   5.950% due 08/01/2028........................       3,153,750             -      3,153,750
            -           -             -   Series B, (MBIA Insured):
            -     500,000       500,000   5.200% due 08/01/2026........................               -       510,625        510,625
    1,000,000           -     1,000,000   6.000% due 08/01/2016........................       1,062,500             -      1,062,500
    2,000,000           -     2,000,000   6.100% due 02/01/2028........................       2,122,500             -      2,122,500
    1,000,000           -     1,000,000   Series N, (FHA/VA Insured),
            -           -             -   6.375% due 02/01/2027........................       1,078,750             -      1,078,750
            -           -             -  California Housing Finance Agency, Home
            -           -             -   Ownership & Improvement Revenue:
    1,500,000           -     1,500,000   Series 1988G, AMT, (FHA Insured),
            -           -             -   8.150% due 08/01/2019.......................        1,531,305             -      1,531,305
    2,150,000           -     2,150,000   Series 1989D, AMT, (FHA Insured),
            -           -             -   7.500% due 08/01/2020.......................        2,227,701             -      2,227,701
    5,010,000           -     5,010,000   Series C, AMT, (FHA Insured),
            -           -             -   6.650% due 08/01/2014.......................        5,423,325             -      5,423,325
      665,000           -       665,000   Series D, AMT, (MBIA Insured),
            -           -             -   6.300% due 08/01/2014.......................          709,888             -        709,888
    2,630,000           -     2,630,000   Series F, AMT, (MBIA Insured),
            -           -             -   6.800% due 08/01/2014.......................        2,889,712             -      2,889,712
    3,385,000           -     3,385,000   Series F-2, (FHA Insured),
            -           -             -   7.250% due 08/01/2016.......................        3,698,113             -      3,698,113
            -           -             -  California, Pollution Control Financing Authority,
    1,000,000           -     1,000,000   PCR  (Keller Canyon Landfill Company Project),
                                          AMT,
            -           -             -   6.875% due 11/01/2027............................   1,101,250             -      1,101,250
    2,890,000           -     2,890,000   (Mobile Oil Corporation Project),
            -           -             -   5.500% due 12/01/2029............................   2,944,188             -      2,944,188
    2,500,000           -     2,500,000   (San Diego Gas and Electric), Series A, AMT,
                                          (AMBAC Insured),
            -           -             -   5.850% due 06/01/2021..........................     2,621,875             -      2,621,875
            -           -             -   (Southern California Edison Company):
   13,250,000           -    13,250,000   Series B, AMT, (AMBAC Insured),
            -           -             -   6.400% due 12/01/2024..........................    14,492,188             -     14,492,188
    5,000,000           -     5,000,000   Series B, AMT, (FGIC Insured),
            -           -             -   6.400% due 12/01/2024..........................     5,468,750             -      5,468,750
    6,565,000           -     6,565,000   (Tracy Material Recovery Project), Series A, AMT,
            -           -             -   6.600% due 08/01/2014..........................     6,664,854             -      6,664,854
    5,000,000           -     5,000,000   (Waste Management), Series A, AMT,
            -           -             -   7.150% due 02/01/2011..........................     5,425,000             -      5,425,000
    3,100,000           -     3,100,000   (Waste Removal Systems), Series A, AMT,
            -           -             -   7.100% due 11/01/2009..........................     3,266,625             -      3,266,625
    2,250,000           -     2,250,000  California Residential Efficiency Financing
            -           -             -   Authority (First Resource Efficiency),
            -           -             -   (AMBAC Insured), 6.000% due 07/01/2017.........     2,424,375             -      2,424,375
    1,355,000           -     1,355,000  California Rural Home Mortgage Finance Authority,
            -           -             -   SFM Mortgage-Backed Securities Project, Series
                                          A-2, AMT, (GNMA Insured),
            -           -             -   7.950% due 12/01/2024..........................     1,549,781             -      1,549,781
            -           -             -  California State Department of Water                         -             -
            -           -             -  Resources,
            -     300,000       300,000   5.00%, 12/01/22                                             -       292,875        292,875
            -     500,000       500,000   6.00%, 12/01/06                                             -       556,875        556,875
            -     500,000       500,000   6.00%, 12/01/09                                             -       566,875        566,875
      415,000           -       415,000  California State, GO, (MBIA Insured),
            -           -             -   6.000% due 10/01/2014..........................       448,200             -        448,200
            -           -             -  California Statewide Communities Development
                                          Authority COP:
    3,000,000           -     3,000,000   (Cedars-Sinai Medical Center), (MBIA Insured),
            -           -             -   6.500% due 08/01/2012..........................     3,483,750             -      3,483,750
      735,000           -       735,000   (Childrens Campus),
            -           -             -   6.500% due 09/01/2022..........................       790,125             -        790,125
   14,800,000           -    14,800,000  California Statewide Communities Development
                                          Authority Revenue,
            -           -             -   (Sherman Oaks Project), Series A, (AMBAC
                                          Insured),
            -           -             -   5.000% due 08/01/2022..........................    14,467,000             -     14,467,000
    5,715,000           -     5,715,000  Carson, Improvement Board Act of 1915, GO,
            -           -             -   7.375% due 09/02/2022..........................     6,150,769             -      6,150,769
    4,675,000           -     4,675,000  Chula Vista, IDR, (San Diego Gas and Electric),
                                          Series A, AMT,

                                                   WM CALIFORNIA MUNICIPAL FUND AND
                                                   GRIFFIN CALIFORNIA TAX-FREE FUND
               PRINCIPAL AMOUNT                PRO FORMA COMBINED PORTFOLIO OF INVESTMENTS                   VALUE
--------------------------------------------                                               --------------------------------------
       WM           GRIFFIN                               JUNE 30, 1998 (Unaudited)              WM          GRIFFIN
   CALIFORNIA     CALIFORNIA     PRO FORMA                                                   CALIFORNIA    CALIFORNIA   PRO FORMA
 MUNICIPAL FUND  TAX-FREE FUND    COMBINED                                                 MUNICIPAL FUND TAX-FREE FUND  COMBINED
             -          -             -   (AMBAC Insured),
             -          -             -   6.400% due 12/01/2027..........................       5,113,281           -   5,113,281
     2,950,000          -     2,950,000  Chula Vista, Redevelopment Agency, Tax Allocation
                                          Revenue,
             -          -             -   8.625% due 09/01/2024..........................       3,606,375           -   3,606,375
             -          -             -  Contra Costa County, Finance Authority, Tax
                                          Allocation Revenue,
             -          -             -   Series A:
    $1,595,000          -    $1,595,000   7.000% due 08/01/2009..........................      $1,746,525           -  $1,746,525
     1,000,000          -     1,000,000   7.100% due 08/01/2022..........................       1,092,500           -   1,092,500
             - $  500,000       500,000  Contra Costa, California Transportation
             -          -             -   Authority Sales Tax Revenue,
             -          -             -   6.00%, 03/01/07                                               -  $  556,250     556,250
     2,500,000          -     2,500,000  Davis, Public Facilities Finance Authority,
             -          -             -   Mace Ranch Area, Series A,
             -          -             -   6.600% due 09/01/2025.........................        2,609,375           -   2,609,375
     3,215,000          -     3,215,000  Delano, COP, Series A,
             -          -             -   9.250% due 01/01/2022.........................        3,721,363           -   3,721,363
     8,985,000          -     8,985,000  East Bay Regional Parks District, GO, Series D,
             -          -             -   5.000% due 09/01/2023..........................       8,906,381           -   8,906,381
     1,985,000          -     1,985,000  El Cajon, COP, (Helix View Nursing Hospital),
             -          -             -   Limited Obligation, Series 1990, AMT, (FHA
                                          Insured),
             -          -             -   7.750% due 02/01/2029.........................         2,020,333           -  2,020,333
     4,785,000          -     4,785,000  Fairfield Housing Authority Revenue, Mortgage
                                          Revenue,
             -          -             -   (Creekside Estates Project),
             -          -             -   7.875% due 02/01/2015.........................         5,000,325           -  5,000,325
             -    300,000       300,000  Folsom, California School Facilities Project
             -          -             -   - Series B, 6.00%, 08/01/10                                    -     329,625    329,625
     5,000,000          -     5,000,000  Foothill Eastern Transportation Corridor Agency,
                                          Series A,
             -          -             -   Zero coupon due 01/01/2008....................         3,775,000           -  3,775,000
     2,000,000          -     2,000,000  Gilroy, Unified School District, COP,
             -          -             -   (Measure J Capital Projects), (FSA Insured),
             -          -             -   6.250% due 09/01/2012.........................         2,225,000           -  2,225,000
             -  1,060,000     1,060,000  Home Mortgage, Series F-1, 6.50%, 02/01/08.....                 -   1,168,650  1,168,650
     2,000,000          -     2,000,000  Huntington Park, Public Financing Authority Lease
                                          Revenue,
             -          -             -   (Waste Water System Project),
             -          -             -   6.200% due 10/01/2025.........................         2,027,500           -  2,027,500
     5,000,000          -     5,000,000  Imperial Irrigation District, Electric Revenue,
                                          (MBIA Insured)
             -          -             -   5.000% due 11/01/2018........................          4,931,250          -   4,931,250
     2,000,000          -     2,000,000  Irvine, Meadows Mobile Home Park Revenue, Series A,
                                          (GNMA Collateral)
             -          -             -  5.700% due 03/01/2018.........................           2,000,000         -   2,000,000
     1,250,000          -     1,250,000  Kings County, Waste Management Authority, Solid
                                          Waste Revenue, AMT,
             -          -             -   7.200% due 10/01/2014........................          1,396,875          -   1,396,875
     1,500,000          -     1,500,000  La Verne, Public Financing Authority, Capital
                                          Improvement,
             -          -             -   7.250% due 09/01/2026........................          1,642,500          -   1,642,500
             -    250,000       250,000  Los Angeles, California Harbor Department
             -          -             -   Revenue, 5.38%, 11/01/23.....................                  -    251,250     251,250
             -  1,000,000     1,000,000  Long Beach, California Harbor Revenue,
             -          -             -   5.25%, 05/15/25                                                -    997,500     997,500
             -  1,000,000     1,000,000  Los Angeles, California Unified School
             -          -             -   District, 6.00%, 07/01/11....................                  -  1,132,500   1,132,500
             -  1,445,000     1,445,000  Los Angeles, California Unified School
             -          -             -   District, 6.00%, 07/01/13....................                  -  1,631,044   1,631,044
             -          -             -  Los Angeles, Community Redevelopment Agency, AMT:
     1,425,000          -     1,425,000   5.850% due 12/01/2026.........................         1,425,000          -   1,425,000
     2,055,000          -     2,055,000   (Hollywood Redevelopment Project), Series C,
                                          (MBIA Insured),
             -          -             -   5.000% due 07/01/2022.........................         2,008,762          -   2,008,762
     3,490,000          -     3,490,000   Series C, (AMBAC Insured),
             -          -             -   6.750% due 07/01/2014.........................         3,804,100          -   3,804,100
             -  1,000,000     1,000,000  Los Angeles, California Department of
             -          -             -   Airports, 5.50%, 05/15/08....................                  -  1,067,500   1,067,500
             -    600,000       600,000  Los Angeles, California Department of Water &
             -          -             -   Power, Water Works Revenue,
             -          -             -   6.20%, 07/01/12                                                -    666,750     666,750
     1,000,000          -     1,000,000  Los Angeles County, Master Refunding Project,
                                          (Inverse Floater),
             -          -             -   9.330% due 06/01/2015(A).....................          1,192,500          -   1,192,500
             -          -             -  Los Angeles County, MFHR, AMT, (GNMA Insured):
     3,000,000          -     3,000,000   (Park Parthenia Project),
             -          -             -   7.400% due 01/20/2022........................          3,076,560          -   3,076,560
     1,000,000          -     1,000,000   (Ridgecroft Apartments Project), Series E, (GNMA
                                          Collateral),
             -          -             -   6.250% due 09/20/2039........................          1,058,750          -   1,058,750
             -          -             -  Los Angeles County, Residual Interest Bond:
     3,740,000          -     3,740,000   (Edmund D. Edelman Children's Center), COP, (AMBAC
                                          Insured),
             -          -             -   6.000% due 04/01/2012........................          3,997,125          -   3,997,125
     6,110,000          -     6,110,000   (Pension Obligation), COP, (MBIA Insured),
             -          -             -   6.900% due 06/30/2008........................          7,309,087          -   7,309,087
     1,360,000          -     1,360,000  Los Angeles County, Single Family Housing Revenue,
                                         Series B, (GNMA Insured),
            -           -             -   7.600% due 08/01/2016........................          1,513,000          -   1,513,000
            -   1,000,000     1,000,000  Los Angeles County Transportation,
            -           -             -   7.00%, 07/01/19 ............................                   -  1,052,450   1,052,450
      395,000           -       395,000  Los Angeles Home Mortgage Revenue, Mortgage-Backed
                                         Securities Project,
            -           -             -   (GNMA Insured),
            -           -             -   8.100% due 05/01/2017..............................      445,856          -     445,856
            -   1,000,000     1,000,000  Los Angeles Pub Sp Cos
            -           -             -   5.00%, 10/01/16 ........................                       -    987,500     987,500
      415,000           -       415,000  Los Angeles, SFMR, Program 1990, Issue A, AMT,
                                          GNMA collateralized,
            -           -             -   7.550% due 12/01/2023..............................      432,638          -     432,638
            -           -             -  Metropolitan Water District of Southern California:
            -     200,000       200,000   5.00%, 07/01/10                                                -    206,250     206,250
            -     750,000       750,000   5.75%, 07/01/09                                                -    830,625     830,625
            -     100,000       100,000   6.00%, 07/01/07                                                -    112,000     112,000
            -   1,000,000     1,000,000  Monterey County, California Certificate of
            -           -             -   Participation, Natividad Medical Center
            -           -             -   Improvements, Series E, 4.75%, 08/01/17............           -     952,500     952,500
            -     500,000       500,000  Multi-Unit Rental Housing, 6.88%, 08/01/24..........           -     531,875     531,875
    2,785,000           -     2,785,000  Needles, Public Utilities Authority Revenue,
            -           -             -   (Utilities System Aquisition Project), Series A,
            -           -             -   6.500% due 02/01/2022..............................   2,913,806           -   2,913,806
    3,500,000           -     3,500,000  Novato, Special Tax Revenue, (Community Facilities
                                         District),
            -           -             -   7.200% due 08/01/2015..............................   3,775,625           -   3,775,625
    2,000,000           -     2,000,000  Oakland, Revenue Bonds, (YMCA East Bay Project),
            -           -             -  7.100% due 06/01/2010...............................   2,202,500           -   2,202,500
            -           -             -  Oakland, Unified School District:
    2,645,000           -     2,645,000   7.000% due 11/15/2011..............................   2,892,969           -   2,892,969
    3,445,000           -     3,445,000   COP, Energy Retrofit,
            -           -             -   6.750% due 11/15/2014..............................   3,711,988           -   3,711,988
    4,500,000           -     4,500,000  Palm Desert, Financing Authority, Tax Allocation
                                          Revenue,
            -           -             -   (MBIA Insured), (Inverse Floater),
            -           -             -   8.705% due 04/01/2022  (A).........................   5,315,625           -   5,315,625
    1,150,000           -     1,150,000  Palm Springs, Financing Authority, (Convention Center
                                          Project),


                                                   WM CALIFORNIA MUNICIPAL FUND AND
                                                   GRIFFIN CALIFORNIA TAX-FREE FUND
               PRINCIPAL AMOUNT                PRO FORMA COMBINED PORTFOLIO OF INVESTMENTS                   VALUE
--------------------------------------------         JUNE 30, 1998 (Unaudited)            ----------------------------------------
      WM          GRIFFIN                                                                       WM              WM
  CALIFORNIA    CALIFORNIA   PRO FORMA                                                      CALIFORNIA      CALIFORNIA   PRO FORMA
MUNICIPAL FUND TAX-FREE FUND  COMBINED                                                    MUNICIPAL FUND  TAX-FREE FUND  COMBINED
          -          -              -      Series A, (MBIA Insured),
          -          -              -      6.750% due 11/01/2021..........................  1,256,375          -          1,256,375
          -          -              -     Port Oakland, AMT,
          -          -              -      (Mitsu Osk Lines Ltd.), Series A:
  3,030,000          -         3,030,000   6.750% due 01/01/2012..........................  3,242,100          -          3,242,100
  2,300,000          -         2,300,000   6.800% due 01/01/2019..........................  2,452,375          -          2,452,375
  3,000,000          -         3,000,000  Rancho, Water District Financing Authority,
                                           Residual Interest Bond,
          -          -              -      (AMBAC Insured), (Pre-refunded to 09/11/2001),
          -          -              -      9.024% due 08/17/2021 (A)......................  3,521,250          -          3,521,250

  2,750,000          -         2,750,000  Redding, Electrical Systems Revenue, COP,
                                           (Inverse Floater), (MBIA Insured),
          -          -              -      8.670% due 07/08/2022 (A)......................  3,746,875          -          3,746,875

  1,000,000          -         1,000,000  Redondo Beach, Public Financing Authority
          -          -              -      Revenue, (South Bay Center Redevelopment
          -          -              -      Project), 7.125% due 07/01/2026................$ 1,116,250          -        $ 1,116,250

          -    $  500,000    $   500,000  Riverside County, California Transportation
          -          -              -      Community Sales Tax Revenue, Series A,
          -          -              -      5.75%, 06/01/08................................       -       $  551,250         551,250

$ 1,500,000          -         1,500,000  Riverside, School District, Special Project,
          -          -              -      7.250% due 09/01/2018..........................  1,620,000          -          1,620,000
          -     1,000,000      1,000,000  Sacramento CA Mun Util D,
          -          -              -      5.13%, 07/01/22 ...............................       -          987,500         987,500

  6,500,000          -         6,500,000  Sacramento County, Airport System Revenue,
          -          -              -      Series 1989, AMT, (AMBAC Insured),
          -          -              -      7.000% due 07/01/2020..........................  6,804,525          -          6,804,525
          -       750,000        750,000  Sacramento, California Certificate of
          -          -              -      Participation, Public Facilities Project,
          -          -              -      6.00%, 07/01/12................................       -          793,125         793,125

  1,000,000          -         1,000,000  Salinas, California Improvement Board,
          -          -              -      Act 1915, Special Assesment District #90-1,
          -          -              -      Series C-185, 5.400% due 09/02/2012............    990,000          -            990,000

          -     1,500,000      1,500,000  San Bernardino County CA,
          -          -              -      4.50%, 09/30/99 ...............................       -        1,510,905       1,510,905

 10,000,000          -        10,000,000  San Bernardino County, COP, (MBIA Insured),
          -          -              -      Residual Interest Bond,
          -          -              -      7.450% due 07/01/2016 (A)...................... 10,675,000          -         10,675,000

          -       765,000        765,000  San Diego County, California Regional
          -          -              -      Transportation Commission Sales Tax
          -          -              -      Revenue, Series A, 4.75%, 04/01/08.............       -          782,213         782,213

  4,000,000          -         4,000,000  San Diego County, Residual Interest Bond, COP,
          -          -              -      Series B, (MBIA Insured), (Pre-refunded to
          -          -              -      04/27/2006), 8.520% due 04/08/2021 (A).........  5,200,000          -          5,200,000

  1,000,000          -         1,000,000  San Dimas, Housing Authority Revenue,
          -          -              -      (Charter Oak Mobile Home Project),
                                           Series A, (FNMA Collateral)
          -          -              -      5.700% due 07/01/2028..........................    970,000          -            970,000

          -          -              -     San Francisco, California Bay Area Rapid
          -          -              -      Transit District Sales Tax Revenue:
          -     1,000,000      1,000,000   5.00%, 07/01/28................................       -          975,000         975,000

          -       500,000        500,000   5.35%, 07/01/07................................       -          531,250         531,250

          -       705,000        705,000  San Francisco, California City & County
          -          -              -      Airports, Second Series Issue 12-B,
          -          -              -      5.50%, 05/01/09................................       -          755,231         755,231

          -     1,000,000      1,000,000  San Francisco, California City & County
          -          -              -      Airport Commission, International Airport
          -          -              -      Revenue Bonds, Series 15A,
          -          -              -      5.00%, 05/01/21................................       -          968,750         968,750
          -          -              -     San Francisco, City and County, Multi-family
          -          -              -      Mortgage Revenue, Series A, (FNMA Insured):
  1,000,000          -         1,000,000   6.350% due 02/15/2012..........................  1,046,250          -          1,046,250
  1,250,000          -         1,250,000   6.450% due 02/15/2024..........................  1,301,563          -          1,301,563
          -          -              -     San Francisco, City and County, Redevelopment
                                           Agency, Lease Revenue, Capital
          -          -              -      Appreciation, (George R. Moscone Project):
  3,750,000          -         3,750,000   Zero coupon due  07/01/2011....................  1,964,062          -          1,964,062
  4,250,000          -         4,250,000   Zero coupon due  07/01/2013....................  1,960,313          -          1,960,313
          -       600,000        600,000  San Francisco, California City & County Sewer
          -          -              -      Revenue, 5.90%, 10/01/08.......................       -          645,750         645,750
    270,000          -           270,000  San Francisco, City and County, SFMR, AMT,
          -          -              -      GNMA and FNMA Mortgage-Backed Securities
          -          -              -      Program, 7.450% due 01/01/2024.................    282,487          -            282,487
          -     1,000,000      1,000,000  San Joaquin Hills, California Transportation
          -          -              -      Corridor Agency Toll Road Revenue,
          -          -              -      4.90%, 01/15/07................................       -          680,000         680,000
          -          -              -     San Jose, California Redevelopment Agency
                                           Tax Allocation:
          -       250,000        250,000   5.38%, 08/01/11................................       -          264,063         264,063
          -     1,000,000      1,000,000   6.00%, 08/01/10................................       -        1,133,750       1,133,750
  2,370,000          -         2,370,000  San Jose, Financing Authority Revenue,
          -          -              -      Series C, 7.000% due 09/02/2015................  2,424,036          -          2,424,036
          -       500,000        500,000  Santa Barbara County, California Certificate
          -          -              -      of Participation, 6.40%, pre-refunded
          -          -              -      to 02/01/01....................................       -          538,125         538,125
  3,000,000          -         3,000,000  Santa Clarita, Community Development
          -          -              -      Authority, 7.500% due 11/15/2012...............  3,195,000          -          3,195,000
  4,765,000          -         4,765,000  Santa Rosa, Mortgage Revenue, (Channate Lodge),
          -          -              -      (FHA Insured), 6.700% due 12/01/2024...........  5,128,331          -          5,128,331
  3,050,000          -         3,050,000  Shasta, Joint Powers Financing Authority,
                                           Lease Revenue,  (County Courthouse Improvement
          -          -              -      Project), Series A,  (MBIA Insured),
          -          -              -      5.000% due 06/01/2023..........................  2,981,375          -          2,981,375
  2,000,000          -         2,000,000  Shasta Lake, COP, (FSA Insured),
          -          -              -      6.000% due 04/01/2016..........................  2,167,500          -          2,167,500
  5,000,000          -         5,000,000  Sierra View, Healthcare District Revenue,
          -          -              -      (ACA Insured), 5.250% due 07/01/2018...........  4,900,000          -          4,900,000
          -       500,000        500,000  South Orange County, California Public
          -          -              -      Financing Authority Special Tax Revenue,
          -          -              -      7.00%, 09/01/08 ...............................          -       602,500         602,500
  5,000,000          -         5,000,000  South Orange County, Public Financing Authority,
          -          -              -      Special Tax Revenue, Sr. Lien, Series A,
          -          -              -      (MBIA Insured), 6.200% due 09/01/2013..........  5,468,750          -          5,468,750
          -          -              -     Southern California, Housing Finance Agency,
          -          -              -      SFMR, GNMA and FNMA Mortgage-Backed Securities
          -          -              -      Program:
  1,035,000          -         1,035,000   Series 1988A, AMT, GNMA collateralized,
          -          -              -      8.125% due 02/01/2021..........................  1,183,781          -          1,183,781
  1,545,000          -         1,545,000   Series A, (GNMA Collateral),
          -          -              -      7.350% due 09/01/2024..........................  1,622,250          -          1,622,250
    195,000          -           195,000   Series B, (GNMA Collateral),
          -          -              -      6.900% due 10/01/2024..........................    206,944          -            206,944
          -          -              -     State of California:
          -     2,000,000      2,000,000   5.50%, 04/01/13...................                    -        2,147,500       2,147,500
          -     1,000,000      1,000,000   6.60%, 02/01/10...................                    -        1,181,250       1,181,250
          -     1,000,000      1,000,000   6.75%, 02/01/08...................                    -        1,181,250       1,181,250


                                                  WM CALIFORNIA MUNICIPAL FUND AND
                                                  GRIFFIN CALIFORNIA TAX-FREE FUND
           PRINCIPAL AMOUNT                PRO FORMA COMBINED PORTFOLIO OF INVESTMENTS             VALUE
--------------------------------------------                                                    ----------------------------------
       WM          GRIFFIN                           JUNE 30, 1998 (Unaudited)                       WM               GRIFFIN
   CALIFORNIA     CALIFORNIA  PRO FORMA                                                          CALIFORNIA         CALIFORNIA
 MUNICIPAL FUND TAX-FREE FUND COMBINED                                                        MUNICIPAL FUND      TAX-FREE FUND
         -         1,500,000    1,500,000    5.00%, 10/01/18 ......                                        -           1,477,500
     55,000               -        55,000   Stockton, Community Facilities Supplemental
                                             Tax #90-2, SFMR,
         -                -            -     GNMA Mortgage-Backed Securities Program,
         -                -            -     (Brookside Estates), AMT,
         -                -            -     7.450% due 08/01/2010 ......                              61,325                  -
  1,305,000               -     1,305,000   Stockton, Community Facilities Supplemental
                                             Tax #90-1,
         -                -            -     (Mello Roos-Weston Ranch), Series A,
         -                -            -     6.000% due 09/01/2018 ......                           1,303,369                  -
         -         1,250,000    1,250,000   Turlock, California Irrigation District
         -                -            -     Revenue Bond, Series A, 5.00%, 01/01/17 ......                -           1,235,938
         -           400,000      400,000   University of California Certificate of
         -                -            -     Participation, UCLA Center Chiller/
         -                -            -     Cogeneration Project, 6.00%, 11/01/21 ......                  -             431,500
         -                -            -    University of California, Refunding Revenue:
 10,000,000               -    10,000,000    Multi-Purpose Projects, Series F, (FGIC
         -                -            -     Insured), 5.000% due 09/01/2022 ......                 9,775,000                  -
  5,760,000               -     5,760,000    Research Facilities, Series C, (FSA Insured),
         -                -            -     5.000% due 09/01/2024 ......                           5,630,400                  -
$ 7,885,000               -     7,885,000    Research Facilities, Series D, (FSA Insured),
         -                -            -     5.000% due 09/01/2024 ......                       $   7,707,587                  -
  2,025,000               -     2,025,000   Vallejo, Public Financing Authority Revenue,
         -                -            -     (Fairgrounds Drive Assesment District),
         -                -            -     5.700% due 09/02/2011 ......                           2,004,750                  -
         -                -            -    West & Central Basin Financing Authority Revenue:
         -       $ 1,035,000  $ 1,035,000    5.00%, 08/01/09 ......                                        -        $  1,078,988
         -         1,500,000  $ 1,500,000    5.13%, 08/01/22 ......                                                    1,490,625
                                                                                                ----------------------------------
                                                                                                  329,415,640         39,774,107

PUERTO RICO - 0.9%
  1,647,018               -     1,647,018   Centro de Recaudaciones de Ingresos Municipales,
                                             6.850% due 10/17/2003 ......                           1,737,603                  -
         -           750,000      750,000   Puerto Rico Electric Power Authority
                                             Revenue, Series U, 6.00%, 07/01/14 ......                     -             811,873
         -           800,000      800,000   Puerto Rico Commonwealth, 5.65%, 07/01/15 ......               -             871,000
                                                                                                ----------------------------------
                                                                                                    1,737,603          1,682,873

                                            Total Long-Term Municipal Bonds and Notes             331,153,243         41,456,980

SHORT-TERM MUNICIPAL BONDS AND NOTES - 1.5%
                                            California Pollution Control, Shell Proj A,
         -           100,000      100,000    5.00%, 10/01/08 .....                                         -             100,000
         -           100,000      100,000    5.00%, 10/01/10 ...                                           -             100,000
         -           100,000      100,000    5.00%, 10/01/06 ...                                           -             100,000
         -           300,000      300,000   California Pollution Control Financing, Shell,
                                             5.00%, 10/01/11 ...                                           -             300,000
         -           300,000      300,000   CA PCR Shell Oil Project,
                                             5.00%, 11/01/00 ...                                           -             300,000
                                            CA Pollution Control Financing,
         -           600,000      600,000    5.00%, 12/01/12 ...                                           -             600,000
         -           500,000      500,000    5.00%, 12/01/16 ...                                           -             500,000
         -           500,000      500,000   California Statewide Communities Development
                                            Authority, Certificate of Participation,
                                             5.00%, 04/01/28 ...                                           -             500,000
         -         1,100,000    1,100,000   CA Statewide Community Development,
                                             5.00%, 12/01/15 ...                                           -           1,100,000
         -           200,000      200,000   CA Statewide Community Development Corp,
                                             5.00%, 03/01/03 ...                                           -             200,000
    700,000               -       700,000   Irvine Ranch, Water District Revenue,
                                             3.300% due 04/01/2033 (A)......                          700,000                  -
         -           100,000      100,000   Ontario, California, Winsford Partners
                                            Revenue, 5.00%, 09/01/08 ......                                -             100,000
         -           200,000      200,000   CA San Jose Mtg,
                                             5.00%, 11/01/17 ......                                        -             200,000
         -           200,000      200,000   CA Foothill East Corr,
                                             3.75%, 01/02/35 .....                                         -             200,000
         -           300,000      300,000   Los Angeles Multirev,
                                             5.00%, 11/01/09 ......                                        -             300,000
      5,000               -         5,000   Los Angeles, Regional Airports Improvement,
                                             Corporate Lease Revenue, (Los Angeles
                                             International Airport),
                                             4.000% due 12/01/2025 (A) ......                           5,000                  -
         -           200,000      200,000   Simi Vy Calif Mf Hsg Rev,                                      -                   -
                                             5.00%, 07/01/23 ......                                        -             200,000
                                                                                                ----------------------------------
                                            Total Short-Term Municipal Bonds and Notes                705,000          4,800,000


                                            TOTAL INVESTMENTS - 102.1%  (COST $351,978,586)     $ 331,858,243       $ 46,256,980

                                            OTHER ASSETS AND LIABILITIES, NET - (2.1%)             (6,984,289)          (661,622)
                                                                                                ----------------------------------
                                            TOTAL NET ASSETS - 100.0%                           $ 324,873,954       $ 45,595,358
                                                                                                ==================================

                                                    WM CALIFORNIA MUNICIPAL FUND AND
                                                    GRIFFIN CALIFORNIA TAX-FREE FUND
               PRINCIPAL AMOUNT                PRO FORMA COMBINED PORTFOLIO OF INVESTMENTS
 --------------------------------------------                                                             ----------------
        WM          GRIFFIN                           JUNE 30, 1998 (Unaudited)
    CALIFORNIA     CALIFORNIA  PRO FORMA                                                                    PRO FORMA
  MUNICIPAL FUND TAX-FREE FUND COMBINED                                                                    COMBINED
         -         1,500,000    1,500,000    5.00%, 10/01/18 .......................................         1,477,500
     55,000               -        55,000   Stockton, Community Facilities Supplemental
                                             Tax #90-2, SFMR,
         -                -            -     GNMA Mortgage-Backed Securities Program,
         -                -            -     (Brookside Estates), AMT,
         -                -            -     7.450% due 08/01/2010 .................................            61,325
  1,305,000               -     1,305,000   Stockton, Community Facilities Supplemental
                                             Tax #90-1,
         -                -            -     (Mello Roos-Weston Ranch), Series A,
         -                -            -     6.000% due 09/01/2018 .................................         1,303,369
         -         1,250,000    1,250,000   Turlock, California Irrigation District
         -                -            -     Revenue Bond, Series A, 5.00%, 01/01/17 ...............         1,235,938
         -           400,000      400,000   University of California Certificate of
         -                -            -     Participation, UCLA Center Chiller/
         -                -            -     Cogeneration Project, 6.00%, 11/01/21 .................           431,500
         -                -            -    University of California, Refunding Revenue:
 10,000,000               -    10,000,000    Multi-Purpose Projects, Series F, (FGIC Insured)
         -                -            -     5.000% due 09/01/2022 .................................         9,775,000
  5,760,000               -     5,760,000    Research Facilities, Series C, (FSA Insured),
         -                -            -     5.000% due 09/01/2024 .................................         5,630,400
$ 7,885,000               -     7,885,000    Research Facilities, Series D, (FSA Insured),
         -                -            -     5.000% due 09/01/2024 .................................      $  7,707,587
  2,025,000               -     2,025,000   Vallejo, Public Financing Authority Revenue,
         -                -            -     (Fairgrounds Drive Assesment District),
         -                -            -     5.700% due 09/02/2011 .................................         2,004,750
         -                -            -    West & Central Basin Financing Authority Revenue:
         -       $ 1,035,000  $ 1,035,000    5.00%, 08/01/09 .......................................         1,078,988
         -         1,500,000  $ 1,500,000    5.13%, 08/01/22 .......................................         1,490,625
                                                                                                          -------------
                                                                                                           369,189,747     99.7%

PUERTO RICO - 0.9%
  1,647,018               -     1,647,018   Centro de Recaudaciones de Ingresos Municipales,
                                             6.850% due 10/17/2003 .................................         1,737,603
         -           750,000      750,000   Puerto Rico Electric Power Authority
                                             Revenue, Series U, 6.00%, 07/01/14 ....................           811,873
         -           800,000      800,000   Puerto Rico Commonwealth, 5.65%, 07/01/15 ..............           871,000
                                                                                                          -------------
                                                                                                             3,420,476      0.9%

                                            Total Long-Term Municipal Bonds and Notes                      372,610,223    100.6%

SHORT-TERM MUNICIPAL BONDS AND NOTES - 1.5%
                                            California Pollution Control, Shell Proj A,
         -           100,000      100,000    5.00%, 10/01/08 .......................................           100,000
         -           100,000      100,000    5.00%, 10/01/10 .......................................           100,000
         -           100,000      100,000    5.00%, 10/01/06 .......................................           100,000
         -           300,000      300,000   California Pollution Control Financing, Shell,
                                             5.00%, 10/01/11 .......................................           300,000
         -           300,000      300,000   CA PCR Shell Oil Project,
                                             5.00%, 11/01/00 .......................................           300,000
                                            CA Pollution Control Financing,
         -           600,000      600,000    5.00%, 12/01/12 .......................................           600,000
         -           500,000      500,000    5.00%, 12/01/16 ...                                               500,000
         -           500,000      500,000   California Statewide Communities Development
                                            Authority, Certificate of Participation,
                                             5.00%, 04/01/28 .......................................           500,000
         -         1,100,000    1,100,000   CA Statewide Community Development,
                                             5.00%, 12/01/15 .......................................         1,100,000
         -           200,000      200,000   CA Statewide Community Development Corp,
                                             5.00%, 03/01/03 .......................................           200,000
    700,000               -       700,000   Irvine Ranch, Water District Revenue,
                                             3.300% due 04/01/2033 (A)......                                   700,000
         -           100,000      100,000   Ontario, California, Winsford Partners
                                            Revenue, 5.00%, 09/01/08 ......                                    100,000
         -           200,000      200,000   CA San Jose Mtg,
                                             5.00%, 11/01/17 .......................................           200,000
         -           200,000      200,000   CA Foothill East Corr,
                                             3.75%, 01/02/35 .......................................           200,000
         -           300,000      300,000   Los Angeles Multirev,
                                             5.00%, 11/01/09 .......................................           300,000
      5,000               -         5,000   Los Angeles, Regional Airports Improvement,
                                             Corporate Lease Revenue, (Los Angeles
                                             International Airport),
                                             4.000% due 12/01/2025 (A) ......                                    5,000
         -           200,000      200,000   Simi Vy Calif Mf Hsg Rev,                                               -
                                             5.00%, 07/01/23 .......................................           200,000
                                                                                                          -------------
                                            Total Short-Term Municipal Bonds and Notes                       5,505,000      1.5%


                                            TOTAL INVESTMENTS - 102.1%  (COST $351,978,586)               $378,115,223    102.1%

                                            OTHER ASSETS AND LIABILITIES, NET - (2.1%)                      (7,645,911)    -2.1%
                                                                                                          -------------
                                            TOTAL NET ASSETS - 100.0%
                                                                                                          $370,469,312    100.0%
                                                                                                          =============


--------------------------------------------------------------------------------
(A) Floating rate security. The interest rate shown reflects the rate currently in effect.

WM CALIFORNIA MUNICIPAL FUND & GRIFFIN CALIFORNIA TAX-FREE FUND

Notes to Pro Forma Combined Financial Statements (Unaudited)

1. Basis of Combination

   The pro forma combined financial statements reflect the pro forma combined financial position of the WM California Municipal Fund and the Griffin California Tax-Free Fund at June 30, 1998 and the pro forma combined results of operations for the year ended June 30, 1998 as though the reorganization had occurred on July 1, 1997.

   The pro forma combined financial statements are presented for the information of the reader and may not necessarily be representative of how the pro forma combined financial statements would have appeared had the reorganization actually occurred.

   The Pro Forma Combined Portfolio of Investments, Statement of Assets and Liabilities, and the Statement of Operations should be read in conjunction with the historical financial statements of the funds which are incorporated by reference in the Statement of Additional Information.

   The pro forma combined statements give effect to the proposed transfer of the assets and stated liabilities of the Griffin California Tax-Free Fund in exchange for shares of WM California Municipal Fund. Under generally accepted accounting principles, the historical cost of investment securities will be carried forward to the surviving entity.

   The pro forma combined statements do not reflect the expenses of either fund in carrying out its obligations under the proposed Agreement and Plan of Reorganization.

2. Pro Forma Combined Portfolio of Investments

   Securities held by the two funds have been combined in the accompanying Combined Portfolio of Investments. Securities are valued using the pricing procedures and policies of the respective Acquiring Fund or Acquired Fund, as applicable. For more information, see the WM Annual Reports or the Griffin Annual Reports. Historical cost amounts represent the combined cost basis of the securities.

3. Pro Forma Combined Statements of Assets and Liabilities

   Shares outstanding have been adjusted to reflect the conversion of Griffin California Tax-Free Fund shares into WM California Municipal Fund shares based upon the net asset value of the WM California Municipal Fund shares at June 30, 1998.

                     WM INCOME FUND AND GRIFFIN BOND FUND
  PRO FORMA STATEMENT OF ASSETS AND LIABILITIES AT APRIL 30, 1998 (Unaudited)

                                                             GRIFFIN          WM           PRO FORMA           PRO FORMA
                                                            BOND FUND     INCOME FUND     ADJUSTMENTS          COMBINED
                     ASSETS:
 Investments at value                                     $ 87,316,676   $259,977,644                        $347,294,320
                                                                                                                        -
                                                          ---------------------------------------------------------------
    Total Investments                                       87,316,676    259,977,644              -          347,294,320
 Cash/Cash Equivalents                                         249,040        130,468                             379,508
 Receivable for dollar roll fee income                                              -                                   -
 Dividends and/or interest receivable                        1,273,317      4,338,150                           5,611,467
 Receivable for Fund shares Sold                                 3,903        483,097                             487,000
 Receivable for investment securities sold                     419,319              -                             419,319
 Unamortized  organization costs                                                    -                                   -
 Receivable from investment advisor                                                 -                                   -
 Prepaid expenses and other assets                               5,895        158,036                             163,931
                                                          ---------------------------------------------------------------
           Total Assets                                     89,268,150    265,087,395              -          354,355,545
                  LIABILITIES:
 Payable for dollar roll transactions                                               -                                   -
 Variation margin payable                                                           -                                   -
 Reverse repurchase agreements                                                      -                                   -
 Payable for Fund shares redeemed                                    -      1,290,359                           1,290,359
 Payable for investment securities purchased                 4,770,480        278,663                           5,049,143
 Investment advisory fee payable                                              187,543                             187,543
 Administration fee payable                                                         -                                   -
 Shareholder servicing and distribution fees payable                          108,328                             108,328
 Dividends payable                                             370,264        551,524                             921,788
 Accrued legal and audit fees                                                   4,133                               4,133
 Accrued Trustees' fees and expenses                                            2,101                               2,101
 Accrued registration and filing fees payable                                   5,502                               5,502
 Due to Custodian                                                                   -                                   -
 Net Unrealized Depreciation of Fwd For Curr Cts                                    -                                   -
 Accrued Expenses and other payables                            99,297        134,618                             233,915
                                                          ---------------------------------------------------------------
           Total Liabilities                                 5,240,041      2,562,771              -            7,802,812


 TOTAL NET ASSETS                                         $ 84,028,109   $262,524,624   $          -         $346,552,733
                                                          ===============================================================

                  NET ASSETS:
 Undistributed net investment income/
   (accumulated net investment loss/distributions
   in excess of net investment income)                               -              -                                   -
 Accumulated net realized gain/(loss)
   on investments sold, futures contracts,
   closed written options, forward foreign currency
   contracts and foreign currency transactions            $    449,592   $ (9,939,629)                       $ (9,490,037)
 Net unrealized app./(dep.) of investments,
   foreign currency, written options, futures
   contracts, forward foreign currency contracts
   and other assets and liabilities                            796,827     18,088,461                          18,885,288
 Paid-in capital                                            82,781,690    254,375,792                         337,157,482
                                                          ---------------------------------------------------------------
 TOTAL NET ASSETS                                         $ 84,028,109   $262,524,624   $          -         $346,552,733
                                                          ===============================================================

NET ASSETS:
  Class A Shares                                          $ 83,338,025   $223,059,662                        $306,397,687
                                                          ===============================================================
  Class B Shares                                          $    690,084   $ 31,311,087                        $ 32,001,171
                                                          ===============================================================
  Class S Shares                                                         $  1,778,697                        $  1,778,697
                                                          ===============================================================
  Class I Shares                                                         $  6,375,178                        $  6,375,178
                                                          ===============================================================
SHARES OUTSTANDING:
  Class A Shares                                             9,191,290     23,445,893       (431,596)  (A)     32,205,587
                                                          ===============================================================
  Class B Shares                                                76,163      3,287,948         (3,698)  (A)     3,360,413
                                                          ===============================================================
  Class S Shares                                                              186,812              -              186,812
                                                          ===============================================================
  Class I Shares                                                              670,315              -              670,315
                                                          ===============================================================
NET ASSET VALUE PER SHARE:
  Class A Shares                                          $       9.07   $       9.51                        $       9.51
                                                          ===============================================================
  Class B Shares                                          $       9.06   $       9.52                        $       9.52
                                                          ===============================================================
  Class S Shares                                                         $       9.52                        $       9.52
                                                          ===============================================================
  Class I Shares                                                         $       9.51                        $       9.51
                                                          ===============================================================

           See  accompanying notes to pro forma financial statements

--------------------------------------------------------------------------------
(A) Shares outstanding have been adjusted to reflect the conversion of Griffin Bond Fund shares into WM Income Fund shares based upon the net asset value of WM Income Fund shares at April 30, 1998.

                                WM Income Fund
                             and Griffin Bond Fund
                  Pro Forma Combined Statement of Operations
                         For the Period Ended 4/30/98
                                  (Unaudited)


                                                              GRIFFIN            WM           PRO FORMA              PRO FORMA
                                                             BOND FUND       INCOME FUND     ADJUSTMENTS              COMBINED
 INVESTMENT INCOME:
 Dividend Income                                                              $    26,728                                 26,728
                                                                                        -                                      -
 Interest Income                                               1,517,210        3,700,523                              5,217,733
 Fee Income                                                                             -                                      -
                                                       -------------------------------------------------------------------------
      Total Investment Income                                  1,517,210        3,727,251               -              5,244,461
                                                       -------------------------------------------------------------------------

 EXPENSES:
 Investment Advisory Fees                                        118,446          308,288          31,025   (A)          457,759
 Administration Fees                                              47,378                -         (47,378)  (B)                -
 Custodian Fees                                                   25,711            8,562                                 34,273
 Legal and Audit Fees                                             11,142            4,133                                 15,275
 Trustees' Fees and Expenses                                       2,604            2,101                                  4,705
 Amortization of Organization Costs                                5,578                -                                  5,578
 Registration and Filing Fees                                      3,618            5,502                                  9,120
 Other                                                            10,054           21,942                                 31,996
                                                       -------------------------------------------------------------------------
          Subtotal                                               224,531          350,528         (16,353)               558,706
 Shareholder Servicing and Distribution Fees
       Class A Shares                                             58,745          135,987          47,974   (C)          242,706
       Class B Shares                                              1,914           62,743             329   (D)           64,986
       Class S Shares                                                               2,412                                  2,412
Interest Expense                                                                        -                                      -
 Fees Waived and/or Expenses Absorbed by Investment                                                                            -
     Advisor                                                    (109,865)               -         109,865   (E)                -
                                                       -------------------------------------------------------------------------
           Subtotal                                              175,325          551,670         141,815                868,810
 Fees Reduced by Credits Allowed by the Custodian                                    (731)                                  (731)
                                                        -------------------------------------------------------------------------
          Net Expenses                                           175,325          550,939         141,815                868,079
                                                       -------------------------------------------------------------------------
 NET INVESTMENT INCOME/(LOSS)                                  1,341,885        3,176,312        (141,815)             4,376,383
                                                       -------------------------------------------------------------------------
 NET REALIZED AND UNREALIZED GAIN/                                                                                             -
       (LOSS) ON INVESTMENTS                                                                                                   -
 Realized Gains/(Loss) from:                                                                                                   -
         Security Transactions                                   305,222        3,598,084                              3,903,306
         Forward Foreign Currency Contracts and                                                                                -
              Foreign Currency Transactions                                             -                                      -
         Futures Contracts                                                              -                                      -
 Net Unrealized Appreciation/(Depreciation) of:                                                                                -
         Securities                                             (279,147)      14,279,432                             14,000,285
         Forward Foreign Currency Contracts                                             -                                      -
         Foreign Currency, Written Options, Futures                                                                            -
               Contracts and Other Assets and                                           -                                      -
                Liabilities
                                                       -------------------------------------------------------------------------
 Net Realized and Unrealized Gain/(Loss) on Investments           26,075       17,877,516               -             17,903,591
                                                       -------------------------------------------------------------------------
 NET INCREASE/(DECREASE) IN NET ASSETS                                                                                         -
      RESULTING FROM OPERATIONS                               $1,367,960      $21,053,828       $(141,815)           $22,279,974
                                                       =========================================================================


 (A) Increase in management fees for Griffin shareholders to reflect the new fee structure. Fees are based on .625% of average daily net assets up to $250,000,000 and .50% of average daily net assets over that amount.

 (B) Elimination of the Griffin administration fees, now incorporated in the management fee structure.

 (C) Addition of shareholder servicing fee at a monthly rate of $1.45 per shareholder account.

 (D) Addition of shareholder servicing fee at a monthly rate of $1.55 per shareholder account.

 (E) Fees waived and/or expense absorbed by investment advisor has been eliminated.

                     WM Income Fund and Griffin Bond Fund
                  Pro Forma Combined Statement of Operations
                         For the Year Ended 12/31/97
                                  (Unaudited)

                                                                  GRIFFIN          WM             PRO FORMA     PRO FORMA
                                                                 BOND FUND     INCOME FUND      ADJUSTMENTS      COMBINED
 INVESTMENT INCOME:
 Dividend Income                                                                           -                              -
                                                                                           -                              -
 Interest Income                                                  3,223,440     $  6,681,231                      9,904,671
 Fee Income                                                                                -                              -
                                                                -----------------------------------------------------------
      Total Investment Income                                     3,223,440     $  6,681,231                      9,904,671
                                                                -----------------------------------------------------------

 EXPENSES:
 Investment Advisory Fees                                           240,899          553,562      60,213  (A)       854,674
 Administration Fees                                                 96,359                -     (96,359) (B)             -
 Custodian Fees                                                      81,076           23,081                        104,157
 Legal and Audit Fees                                                19,831           11,192                         31,023
 Trustees' Fees and Expenses                                          8,213            8,499                         16,712
 Amortization of Organization Costs                                  17,108                -                         17,108
 Registration and Filing Fees                                         9,493           22,666                         32,159
 Other                                                               31,433           55,224                         86,657
                                                                -----------------------------------------------------------
          Subtotal                                                  504,412          674,224     (36,146)         2,142,490
 Shareholder Servicing and Distribution Fees
       Class A Shares                                               119,332          254,139     143,924  (C)       517,395
       Class B Shares                                                 4,471           86,531         986  (D)        91,988
       Class S Shares                                                                      -                              -
Interest Expense                                                                           -                              -
 Fees Waived and/or Expenses Absorbed by Investment                                                                       -
     Advisor                                                       (302,697)               -     302,697  (E)             -
                                                                -----------------------------------------------------------
           Subtotal                                                 325,518        1,014,894     411,461          1,751,873
 Fees Reduced by Credits Allowed by the Custodian                                     (2,840)                        (2,840)
                                                                -----------------------------------------------------------
          Net Expenses                                              325,518        1,012,054     411,461          1,749,033
                                                                -----------------------------------------------------------
 NET INVESTMENT INCOME/(LOSS)                                     2,897,922        5,669,177    (411,461)         8,155,638
                                                                -----------------------------------------------------------
 NET REALIZED AND UNREALIZED GAIN/
       (LOSS) ON INVESTMENTS
 Realized Gains/(Loss) from:
         Security Transactions                                      592,366        1,059,244                      1,651,610
         Forward Foreign Currency Contracts and                                                                           -
              Foreign Currency Transactions                                                -                              -
         Futures Contracts                                                                 -                              -
 Net Unrealized Appreciation/(Depreciation) of:
        Securities                                                  928,173        1,919,907                      2,848,080
         Forward Foreign Currency Contracts                                                -                              -
         Foreign Currency, Written Options, Futures
               Contracts and Other Assets and Liabilities                                  -                              -
                                                                -----------------------------------------------------------
 Net Realized and Unrealized Gain/(Loss) on Investment            1,520,539        2,979,151           -          4,499,690
                                                                -----------------------------------------------------------
 NET INCREASE/(DECREASE) IN NET ASSETS                                                                                    -
      RESULTING FROM OPERATIONS                                 $ 4,418,461     $  8,648,328   $(411,461)      $ 12,655,328
                                                                ===========================================================


(A) Increase in management fees for Griffin shareholders to reflect the new fee structure. Fees are based on .625% of average daily net assets up to $250,000,000 and .50% of average daily net assets over that amount.

(B) Elimination of the Griffin administration fees, now incorporated in the management fee structure.

(C) Addition of shareholder servicing fee at a monthly rate of $1.45 per shareholder account.

(D) Addition of shareholder servicing fee at a monthly rate of $1.55 per shareholder account.

(E) Fees waived and/or expense absorbed by investment advisor has been eliminated.

                                               WM INCOME FUND AND GRIFFIN BOND FUND
                                            PRO FORMA COMBINED PORTFOLIO OF INVESTMENTS

             PRINCIPAL AMOUNT                         APRIL 30, 1998 (Unaudited)                        MARKET VALUE
 ---------------------------------------                                                  -----------------------------------------
                  GRIFFIN     PRO FORMA                                                                      GRIFFIN      PRO FORMA
 WM INCOME FUND  BOND FUND    COMBINED                                                      WM INCOME FUND  BOND FUND      COMBINED
CORPORATE BONDS AND NOTES - 80.5%
AUTOS
                                                  Ford Motor Credit Corp.
            -      825,000      825,000    7.40%, 11/01/46.......................                    -       874,500       874,500
            -      500,000      500,000    8.20%, 01/15/02.......................                    -       533,750       533,750
            -      250,000      250,000    6.85%, 08/15/00.......................                    -       254,375       254,375
            -      820,000      820,000    6.13%, 04/28/03.......................                    -       815,900       815,900
            -            -            -    General Motors Acceptance Corporation                     -             -             -
            -      455,000      455,000    6.63%, 09/19/02.......................                    -       460,688       460,688
            -      100,000      100,000    9.63%, 05/15/00.......................                    -       106,625       106,625
            -      215,000      215,000    6.88%, 07/15/01.......................                    -       219,300       219,300
            -    2,110,000    2,110,000    7.13%, 05/01/01.......................                    -     2,165,388     2,165,388
            -      690,000      690,000    6.13%, 01/22/08.......................                    -       673,613       673,613
            -      350,000      350,000    9.63%, 12/01/00.......................                    -       378,875       378,875
                                                                                          -----------------------------------------
                                                                                                     -     6,483,014     6,483,014
BANKS
            -            -            -    Abbey National First Capital Corporation,
            -      175,000      175,000    8.20%, 10/15/04 (A) ..........................            -       192,063       192,063
            -      200,000      200,000    Abitibi-Consolidated, 7.50%, 04/01/28                     -       200,000       200,000
            -            -            -    BankAmerica Corporation                                   -             -             -
            -    1,000,000    1,000,000    6.63%, 08/01/07 ..............................            -     1,017,500     1,017,500
            -       95,000       95,000    6.63%, 10/15/07 ..............................            -        96,069        96,069
            -      150,000      150,000    7.50%, 10/15/02 ..............................            -       157,125       157,125
      400,000            -      400,000    Banc One Corporation, Sub. Note,                          -             -             -
            -            -            -       10.000% due 08/15/2010.....................      513,336             -       513,336
    1,000,000            -    1,000,000    Bank of New York, Sub  Note,                              -             -             -
            -            -            -    7.875% due 11/15/2002.........................    1,064,942             -     1,064,942
    1,000,000            -    1,000,000    Barnett Banks, Florida, Inc , Sub  Note,                  -             -             -
            -            -            -    10.875% due 03/15/2003........................    1,188,190             -     1,188,190
            -      690,000      690,000    Branch Banking & Trust, 7.25%, 06/15/07.......            -       723,638       723,638
            -      300,000      300,000    Capital One Bank, 6 83%, 08/16/99.............            -       301,500       301,500
            -      400,000      400,000    Chase Manhattan Bank, 7.13%, 03/01/05.........            -       414,000       414,000
            -    1,000,000    1,000,000    Citicorp, 8 00%, 02/01/03.....................            -     1,066,250     1,066,250
            -      440,000      440,000    Equitable COS, 7.00%, 04/01/28................            -       438,350       438,350
    1,100,000            -    1,100,000    First Interstate Bancorp, Sub Note,...........           -             -             -
            -            -            -       9.125% due 02/01/2004......................    1,244,802             -     1,244,802
    1,000,000            -    1,000,000    First Nationwide Bank, Sub. Deb.,                         -             -             -
            -            -           -        10.000% due 10/01/2006.....................    1,199,370             -     1,199,370
            -      270,000      270,000    First National Bank of Boston, 7.38%, 09/15/06            -       286,200       286,200
            -      155,000      155,000    First Security Corporation, 6.88%, 11/15/06               -       158,294       158,294
      200,000            -      200,000    First State Banc, Conv  Sub. Deb.,                        -             -             -
            -            -            -       7.500% due 04/30/2017......................      294,500             -       294,500
            -      246,000      246,000    First Union Corporation, 9.45%, 08/15/01                  -       269,985       269,985
            -      335,000      335,000    Fleet Financial Group, 7.13%, 04/15/06                    -       347,563       347,563
            -      250,000      250,000    Golden West Financial, 7.88%, 01/15/02                    -       262,188       262,188
    1,000,000            -    1,000,000    Manufacturers and Trade Trust Company, Sub
                                            Note,                                                    -             -             -
            -            -            -       8.125% due 12/01/2002......................    1,065,839             -     1,065,839
            -      495,000      495,000    MBNA Corporation, 6.92%, 05/30/00                         -       501,188       501,188
    1,000,000            -    1,000,000    Mellon Financial Company, Sub. Deb.,                      -             -             -
            -            -            -       9.750% due 06/15/2001......................    1,102,678             -     1,102,678
      500,000            -      500,000    Mercantile Bank, Sub. Note,                               -             -             -
            -            -            -       7.625% due 10/15/2002......................      526,370             -       526,370
            -            -            -    Morgan J.P. & Company                                     -             -             -
            -      250,000      250,000    7.63%, 09/15/04.......................                    -       266,250       266,250
            -      250,000      250,000    7.63%, 11/15/98.......................                    -       251,995       251,995
            -            -            -    NationsBank Corporation                                   -             -             -
            -      300,000      300,000    5.38%, 04/15/00.......................                    -       296,250       296,250
            -      680,000      680,000    6.38%, 02/15/08.......................                    -       678,300       678,300
            -      465,000      465,000    6.80%, 03/15/28.......................                    -       463,838       463,838
            -      275,000      275,000    7.25%, 10/15/25.......................                    -       290,469       290,469
    1,000,000            -    1,000,000    Norwest Bancorp, Sub  Deb.,                               -             -             -
            -            -            -       6.650% due 10/15/2023......................      978,293             -       978,293
            -      500,000      500,000    PNC Institute Capital Cl.B, 8.32%, 05/15/27...            -       540,625       540,625
            -      400,000      400,000    Shawmut Bank, 8.63%, 02/15/05.................            -       448,500       448,500
      500,000            -      500,000    Summit Bancorp, Sub. Notes,                               -             -             -
            -            -            -       8.625% due 12/10/2002......................      545,577             -       545,577
                                                                                          -----------------------------------------
                                                                                             9,723,897     9,668,140    19,392,037
COMMUNICATIONS
            -            -            -    360 Communications Company, 7.60%,
            -      100,000      100,000    04/01/09......................................            -       107,375       107,375
            -            -            -    Cable & Wireless Communications, 6.38%,                   -             -             -
            -      180,000      180,000    03/06/03......................................            -       179,775       179,775
            -      250,000      250,000    GTE South, 6.00%, 02/15/08....................            -       242,188       242,188
            -            -            -    WorldCom Incorporated                                     -             -             -
            -      675,000      675,000    7.55%, 04/01/04...............................            -       707,906       707,906

            -      390,000      390,000    7.75%, 04/01/07...............................            -       420,225       420,225
                                                                                          -----------------------------------------
                                                                                                     -     1,657,469     1,657,469

                     WM INCOME FUND AND GRIFFIN BOND FUND
                  PRO FORMA COMBINED PORTFOLIO OF INVESTMENTS
                          APRIL 30, 1998 (Unaudited)

              WM         Griffin   Pro Forma                                                      WM          Griffin     Pro Forma
          Income Fund   Bond Fund   Combined                                                  Income Fund    Bond Fund    Combined
Electric
                    -         -           -  Avon Energy Partners Holdings, 6.73%,
                    -   300,000     300,000  12/11/02 ......................                            -    303,000       303,000
            5,000,000         -   5,000,000  Mississippi Power & Light Company, First and
                                              Refundable Mortgage,                                      -          -             -
                    -         -           -     8.650% due 01/15/2023...........................5,322,835          -     5,322,835
                    -         -           -  Niagara Mohawk Power, Deb.:                                -          -             -
            1,000,000         -   1,000,000     9.750% due 11/01/2005...........................1,180,716          -     1,180,716
            1,430,000         -   1,430,000     8.770% due 10/01/2018...........................1,520,046          -     1,520,046
            2,000,000         -   2,000,000  Philadelphia Electric Company, First and
                                              Refundable Mortgage,                                      -          -             -
                    -         -           -     8.250% due 09/01/2022...........................2,109,502          -     2,109,502
                    -         -           -  Texas Utilities Electric Company, First Mortgage:          -          -             -
            1,200,000         -   1,200,000     9.500% due 08/01/1999...........................1,243,335          -     1,243,335
            1,200,000         -   1,200,000     8.875% due 02/01/2022...........................1,318,724          -     1,318,724
            3,000,000         -   3,000,000     8.750% due 11/01/2023...........................3,264,849          -     3,264,849
                                                                                           ---------------------------------------
                                                                                               15,960,007    303,000    16,263,007
Financial
                    -   314,000     314,000  Aegon, 8.00%, 08/15/06 (A)................                 -    345,793       345,793
                    -         -           -  American Telephone & Telegraph Capital                     -          -             -
                    -   390,000     390,000  Corporation, 5.65%, 01/15/99..........                     -    388,729       388,729
                    -         -           -  Associates Corporation, N.A...............                 -          -             -
                    -    80,000      80,000  6.63%, 05/15/01................                            -     81,200        81,200
                    -   104,000     104,000  6.75%, 07/15/01................                            -    105,950       105,950
            9,000,000         -   9,000,000  Barclays North American Capital Corporation,
                                              Capital Note,                                             -          -             -
                    -         -           -     9.750% due 05/15/2021..........................10,202,597          -    10,202,597
                    -         -           -  Bear Stearns Company                                       -          -             -
                    -   225,000     225,000  6.50%, 06/15/00................                            -    226,969       226,969
                    -   250,000     250,000  7.63%, 09/15/99................                            -    255,043       255,043
            2,000,000         -   2,000,000  Continental Corporation,                                   -          -             -
                    -         -           -     7.250% due 03/01/2003...........................2,047,932          -     2,047,932
              500,000         -     500,000  Developers Diversified Realty, MTN, Sr. Note,              -          -             -
                    -         -           -     6.580% due 02/06/2001.............................502,686          -       502,686
                    -   294,000     294,000  Donaldson Lufkin & Jenrette, 6.88%, 11/01/05               -    301,350       301,350
                    -         -           -  Finova Capital Corporation                                 -          -             -
                    - 1,146,000   1,146,000  5.98%, 02/27/01................                            -  1,137,405     1,137,405
                    -   745,000     745,000  6.22%, 03/01/00................                            -    745,000       745,000
                    -         -           -  Franchise Finance Corporation,                             -          -             -
              900,000         -     900,000     7.000% due 11/30/2000, Sr. Note...................909,999          -       909,999
            1,100,000         -   1,100,000     7.875% due 11/30/2005, Sr Note..................1,165,896          -     1,165,896
            3,000,000         -   3,000,000     7.070% due 01/15/2008 MTN, Note.................3,000,000          -     3,000,000
            1,000,000         -   1,000,000  GATX Leasing Corporation, MTN,                             -          -             -
                    -         -           -     10.000% due 03/21/2001..........................1,102,656          -     1,102,656
                    -   435,000     435,000  Household Finance Company, 6.58%, 05/17/99                 -    436,827       436,827
                    -         -           -  Jefferson-Pilot Capital Trust Cl A, 8.14%,                 -          -             -
                    -   500,000     500,000  01/15/46.......................                            -    523,125       523,125
                    -         -           -  Jefferson-Pilot Capital Trust Cl B, 8.29%,                 -          -             -
                    -   100,000     100,000  03/01/46.......................                            -    106,375       106,375
            1,250,000         -   1,250,000  Kemper Corporation, Note,                                  -          -             -
                    -         -           -     6.875% due 09/15/2003...........................1,276,929          -     1,276,929
                    -         -           -  Lehman Brothers Incorporated                               -          -             -
                    -   550,000     550,000  6.13%, 02/01/01................                            -    549,313       549,313
                    -   502,000     502,000  6.65%, 11/08/00................                            -    508,275       508,275
                    -   950,000     950,000  8.50%, 05/01/07................                            -  1,075,875     1,075,875
                    -   165,000     165,000  Lincoln National Corporation, 7.25%, 05/15/05...           -    173,044       173,044
            3,750,000         -   3,750,000  MBI Metrobank Finance Ltd., Conv. Bond,                    -          -             -
                    -         -           -     Zero coupon due 12/18/2001......................2,400,000          -     2,400,000
                    -         -           -  Merrill Lynch & Company Incorporated                       -          -             -
                    - 1,000,000   1,000,000  6.00%, 02/12/03................                            -    992,500       992,500
                    -   230,000     230,000  6.25%, 01/15/06................                            -    228,563       228,563
                    -   200,000     200,000  7.38%, 08/17/02................                            -    208,250       208,250
                    -   300,000     300,000  Morgan Stanley Group, 8.88%, 10/15/01..........            -    324,375       324,375
                    -         -           -  Paine Webber Group                                         -          -             -
                    -   375,000     375,000  6.79%, 07/01/03................                            -    378,281       378,281
                    -   415,000     415,000  7.39%, 10/16/17................                            -    424,856       424,856
                    -    40,000      40,000  7.63%, 10/15/08................                            -     42,450        42,450
                    -   165,000     165,000  7.81%, 02/13/17................                            -    175,313       175,313
                    -   255,000     255,000  8.06%, 01/17/17................                            -    279,544       279,544
                    -   200,000     200,000  8.25%, 05/01/02................                            -    212,250       212,250
                    -   500,000     500,000  Safeco Capital Trust, 8.07%, 07/15/37..........            -    523,750       523,750
                    -         -           -  Salomon Incorporated                                       -          -             -
                    -   182,000     182,000  6.50%, 03/01/00................                            -    183,365       183,365
                    -   280,000     280,000  7.00%, 05/15/99................                            -    282,822       282,822
                    -   300,000     300,000  7.59%, 01/28/00................                            -    307,500       307,500
                    -         -           -  Salomon Smith Barney Holdings, 7.13%,                      -          -             -
                    -   345,000     345,000  10/01/06.......................                            -    359,231       359,231
                    - 1,075,000   1,075,000  Sears Roebuck Acceptance, 6.00%, 03/20/03.........         -  1,061,563     1,061,563
            2,500,000         -   2,500,000  Superior Financial Acquisition Corporation, Sr.
                                              Note,                                                     -          -             -
                    -         -           -     8.650% due 04/01/2003...........................2,486,915          -     2,486,915
                    -         -           -  Travelers Property Casualty Corp...........                -          -             -
                    -   500,000     500,000  6.75%, 04/15/01................                            -    508,750       508,750
                    -   230,000     230,000  6.75%, 11/15/06................                            -    234,888       234,888
                    -   505,000     505,000  US Leasing International, 8.75%, 12/01/01....              -    546,663       546,663
                    -   575,000     575,000  USF&G Corporation, 8.38%, 06/15/01............             -    605,906       605,906
                    -   665,000     665,000  Zurich Capital Trust I, 8.38%, 06/01/37....                -    725,681       725,681
                                                                                                 ---------------------------------
                                                                                               25,095,610 15,566,774    40,662,384

                                                 WM Income Fund and Griffin Bond Fund
                                               Pro Forma Combined Portfolio of Investments
               PPRINCIPAL AMOUNT                         April 30, 1998 (Unaudited)                      MARKET  VALUE
     -----------------------------------------                                               --------------------------------------
              WM        Griffin   Pro Forma                                                       WM         Griffin      Pro Forma
         Income Fund   Bond Fund   Combined                                                   Income Fund    Bond Fund    Combined
Industrial

          1,500,000       -      1,500,000    Aetna Services Inc.,
                  -       -            -         7.625% due 08/15/26..........................  1,563,468          -     1,563,468
          1,500,000       -      1,500,000    American Home Products Corporation, Deb.,                 -          -             -
                  -       -            -         7.25% due 03/01/23...........................  1,594,342          -     1,594,342
          1,000,000       -      1,000,000    AMR Corporation, Deb.,                                    -          -             -
                  -       -            -         9.75% due 03/15/2000.........................  1,063,763          -     1,063,763
            250,000       -        250,000    Battle Mountain Gold Company,                             -          -             -
                  -       -            -         6.000% due 01/04/2005........................    200,000          -       200,000
                  -   525,000      525,000    B F  Goodrich, 7.00%, 04/15/38                            -    525,000       525,000
                  -       -            -      Black & Decker                                            -          -             -
                  -    50,000       50,000    7.00%, 02/01/06.................................          -     51,438        51,438
                  -   185,000      185,000    7.50%, 04/01/03.................................          -    193,094       193,094
                  -   700,000      700,000    Brunswick Corporation, 7.13%, 08/01/27..........          -    712,250       712,250
                  -   500,000      500,000    Burlington Industries, 7.25%, 08/01/27..........          -    510,625       510,625
          1,500,000       -      1,500,000    Burlington Northern, Note,                                -          -             -
                  -       -            -         8.750% due 02/25/2022........................  1,839,246          -     1,839,246
          1,600,000       -      1,600,000    Burlington Resources, Deb.,                               -          -             -
                  -       -            -         9.125% due 10/01/2021........................  2,043,692          -     2,043,692
          1,000,000       -      1,000,000    CII Financial, Conv.,                                     -          -             -
                  -       -            -         7.500% due 09/15/01..........................    961,250          -       961,250
                  -   165,000      165,000    Coastal Corporation, 8 13%, 09/15/02............          -    175,725       175,725
                  -   200,000      200,000    Coca Cola Company, 7.88%, 09/15/98..............          -    201,248       201,248
                  -       -            -      Columbia/HCA Healthcare                                   -          -             -
                  -   300,000      300,000    6.91%, 06/15/05.................................          -    283,125       283,125
                  -   250,000      250,000    7.15%, 03/30/04.................................          -    239,688       239,688
                  -   210,000      210,000    Comdisco Incorporated, 6 36%, 01/25/99..........          -    210,263       210,263
                  -       -            -      Conagra Inc., Sr Note,                                    -          -             -
            750,000       -        750,000       9.750% due 03/01/2021........................    970,221          -       970,221
            500,000       -        500,000       6.700% due 08/01/2027........................    520,368          -       520,368
                  -   343,000      343,000    ConAgra Incorporated, 6 70%, 08/01/27...........          -    350,718       350,718
                  -       -            -      CPC International Incorporated, 6.15%,                    -          -             -
                  -   350,000      350,000    01/15/06........................................          -    346,500       346,500
          3,030,000       -      3,030,000    Conrail Inc., Deb.,                                       -          -             -
                  -       -            -         9.750% due 06/15/2020........................  3,974,804          -     3,974,804
          2,000,000       -      2,000,000    Corporate Express Inc.,                                   -          -             -
                  -       -            -         4.500% due 07/01/2000........................  1,817,500          -     1,817,500
                  -       -            -      Crane Company, Note:                                      -          -             -
          1,000,000       -      1,000,000       7.250% due 06/15/1999........................  1,013,379          -     1,013,379
            500,000       -        500,000       8.500% due 03/15/2004........................    553,854          -       553,854
                  -   300,000      300,000    CSR America Incorporated, 6.88%, 07/21/05.......          -    308,625       308,625
          2,000,000       -      2,000,000    Dart & Kraft finance NV,                                  -          -             -
                  -       -            -         7.750% due 11/30/1998........................  2,022,514          -     2,022,514
          5,000,000       -      5,000,000    du Pont (E I ) de Nemours & Company, Deb.,                -          -             -
                  -       -            -         8.250% due 01/15/2022........................  5,435,429          -     5,435,429
                  -   560,000      560,000    Embotelladora Andina SA, 7.00%, 10/01/07 (A)....          -    547,400       547,400
            250,000       -        250,000    Equimar Shipholdings,                                     -          -             -
                  -       -            -         9.875% due 07/01/2007........................    235,625          -       235,625
                  -   355,000      355,000    Federated Department Stores, 8.13%, 10/15/02....          -    378,963       378,963
          3,000,000       -      3,000,000    FHP International Corporation, Sr Note,                   -          -             -
                  -       -            -         7.000% due 09/15/2003........................  3,073,236          -     3,073,236
          1,000,000       -      1,000,000    Fleming Companies, Inc , MTN, Note,                       -          -             -
                  -       -            -         5.770% due 08/06/1998........................    997,596          -       997,596
          2,000,000       -      2,000,000    Ford Holdings, Inc. Deb.,                                 -          -             -
                  -       -            -         9.375% due 03/01/2020........................  2,561,148          -     2,561,148
          3,750,000       -      3,750,000    Ford Motor Company, Deb.,                                 -          -             -
                  -       -            -         8.875% due 01/15/2022........................  4,597,395          -     4,597,395
                  -   615,000      615,000    Fort James Corporation, 6.88%, 09/15/07.........          -    624,225       624,225
                 -    120,000      120,000   Fortune Brands Incorporated, 7.50%, 05/15/99.....          -    121,650       121,650
          8,000,000       -      8,000,000    General Motors Corporation, Deb.,                         -          -             -
                  -       -            -         9.400% due 07/15/2021........................ 10,472,566          -    10,472,566
            850,000       -        850,000    Golden Books Publishing, Sr Note,                         -          -             -
                  -       -            -         7.650% due 09/15/2002........................    818,125          -       818,125
                  -       -            -      Hearst-Argyle Television Incorporated, 7.50%,             -          -             -
                  -   725,000      725,000    11/15/27........................................          -    734,969       734,969
          2,500,000       -      2,500,000    HIH Capital Ltd , Conv.,                                  -          -             -
                  -       -            -         7.500% due 09/25/2006........................  1,975,000          -     1,975,000
                  -   369,000      369,000    Hilton Hotels Corporation, 7.38%, 06/01/02......          -    374,996       374,996
                  -   400,000      400,000    Honeywell Incorporated, 6 60%, 04/15/01.........          -    406,000       406,000
                  - 1,000,000    1,000,000    Hyder PLC, 6.75%, 12/15/04 (A)..................          -  1,003,750     1,003,750
                  -   675,000      675,000    Ingersoll-Rand, 6.26%, 02/15/01.................          -    677,531       677,531
          1,400,000       -      1,400,000    Integrated Device Technology Inc., Conv. Sub.
                                              Note                                                      -          -             -
                  -       -            -         5..00% due 06/01/2002........................  1,225,000          -     1,225,000
                  -       -            -      International Business Machines Corporation,              -          -             -
                  -   200,000      200,000    6.38%, 06/15/00.................................          -    201,750       201,750
                  -   160,000      160,000    International Paper Company, 9.70%, 03/15/00....          -    170,400       170,400
                  -   600,000      600,000    Interpool Incorporated, 7.20%, 08/01/07.........          -    600,000       600,000
          6,000,000       -      6,000,000    James River Corporation, Deb.,                            -          -             -
                  -       -            -         9.250% due 11/15/2021........................  7,418,105          -     7,418,105
          1,000,000       -      1,000,000    Jackson Products Inc.,                                    -          -             -
                  -       -            -         9.500% due 04/15/2005........................  1,012,500          -     1,012,500
                  -       -            -      Lockheed Martin Corporation                               -          -             -
                  -   145,000      145,000    7.25%, 05/15/06.................................          -    152,613       152,613
                  -   520,000      520,000    7.75%, 05/01/26.................................          -    580,450       580,450
                  -       -            -      Loral Corporation, Deb.,                                  -          -             -
          1,000,000       -      1,000,000       8.375% due 06/15/2024........................  1,181,220          -     1,181,220
          1,000,000       -      1,000,000       7.625% due 06/15/2025........................  1,087,832          -     1,087,832
          1,800,000       -      1,800,000    Medical Care International (Columbia), Conv
                                               Sub Deb.,                                                -          -             -
                  -       -            -         6.750% due 10/01/2006........................  1,644,750          -     1,644,750
                  -   540,000      540,000    Nabisco Incorporated, 6.00%, 02/15/11...........          -    535,275       535,275
                  -   325,000      325,000    News America Holdings, 7.50%, 03/01/00..........          -    332,719       332,719
                  -   625,000      625,000    Noble Drilling Corporation, 9.13%, 07/01/06.....          -    692,188       692,188
                  -   120,000      120,000    Norcen Energy Resources, 7.38%, 05/15/06........          -    126,000       126,000
                  -    65,000       65,000    Occidental Petroleum, 7.09%, 09/08/99...........          -     65,731        65,731
          8,700,000       -      8,700,000    Occidental Petroleum Corporation, Sr Deb.,                -          -             -
                  -       -            -         11.125% due 08/01/2010....................... 11,786,836          -    11,786,836
          6,500,000       -      6,500,000    Ogden Corporation, Deb.,                                  -          -             -
                  -       -            -         9.250% due 03/01/2022........................  8,181,575          -     8,181,575
          2,500,000       -      2,500,000    Panhandle Eastern Pipe Line Company, Deb.,                -          -             -
                  -       -            -         8.625% due 04/15/2025........................  2,781,497          -     2,781,497
                  -   300,000      300,000    Pepsico Incorporated, 7.75%, 10/01/98...........          -    301,818       301,818
          5,950,000       -      5,950,000    Phillips Petroleum Company, Deb.,                         -          -             -
                  -       -            -         9.180% due 09/15/2021........................  6,659,536          -     6,659,536
                  -       -            -      Potash Corporation Saskatchewan, 7.13%,                   -          -             -
                  -   330,000      330,000    06/15/07 (A)....................................          -    337,838       337,838
          6,860,000       -      6,860,000    Praxair, Inc, Deb.,                                       -          -             -
                  -       -            -         8.700% due 07/15/2022........................  7,468,159          -     7,468,159
                  -       -            -      Raytheon Co                                               -          -             -
                  -   730,000      730,000    5.95%, 03/15/01.................................          -    727,263       727,263
                  - 1,070,000    1,070,000    6.45%, 08/15/02.................................          -  1,078,025     1,078,025
            750,000       -        750,000    Raytheon Company, First Mortgage, Deb.,                   -          -             -
                  -       -            -      7.200% due 8/15/2027............................    778,394          -       778,394
            500,000       -        500,000    Riviera Holdings Corporation,                             -          -             -
                  -       -            -         10.000% 8/15/2004............................    502,500          -       502,500

                                                WM INCOME FUND AND GRIFFIN BOND FUND
              Principal Amount               Pro Forma Combined Portfilo Of Investments                   Market Value
          ---------------------------------                                               ------------------------------------------

                                                     April 30, 1998 (Unaudited)
    WM         Griffin     Pro Forma                                                               WM          Griffin     Pro Forma
Income Fund   Bond Fund    Combined                                                           Income Fund     Bond Fund    Combined

1,400,000            -    1,400,000    Riviera Holdings Corporation, DFSD, First Mortgage,             -             -             -
        -            -           -        11.000% due 12/31/2002.............................  1,470,000             -     1,470,000

        -            -           -     Royal Caribbean Cruises                                         -             -             -
        -      426,000      426,000    7.13%, 09/18/02.......................................          -       434,520       434,520
        -      111,000      111,000    7.25%, 08/15/06.......................................          -       115,301       115,301
        -      850,000      850,000    7.50%, 10/15/27.......................................          -       864,875       864,875

        -            -           -     Sears Roebuck & Company                                         -             -             -
        -      100,000      100,000    9.35%, 07/06/98.......................................          -       100,505       100,505
1,500,000            -    1,500,000    SoftKey International, Conv., Sr. Note,                         -             -             -
        -            -           -        5.500% due 11/01/2000..............................  1,438,125             -     1,438,125
        -      100,000      100,000    Sony Corporation, 6.13%, 03/04/03.....................          -        99,875        99,875
4,675,000            -    4,675,000    Spectrum Holobyt, Microprose Inc., Conv. Sub. Note,             -             -             -
        -            -           -        6.500% due 09/15/2002..............................  3,132,250             -     3,132,250
2,290,000            -    2,290,000    Ssangyong Oil Refining,  Conv. Deb.,                            -             -             -
        -            -           -        3.750% due 12/31/2008..............................  1,912,150             -     1,912,150
        -      775,000      775,000    Staples Incorporated, 7.13%, 08/15/07.................          -       795,344       795,344
1,500,000            -    1,500,000    Tatneft Finance,                                                -             -             -
        -            -           -        9.000% due 10/29/2002..............................  1,357,500             -     1,357,500
7,800,000            -    7,800,000    Textron Inc., Deb.,                                             -             -             -
        -            -           -        8.750% due 07/01/2022..............................  8,578,580             -     8,578,580
8,260,000            -    8,260,000    Time Warner Inc., Deb.,                                         -             -             -
        -            -           -        9.150% due 02/01/2023.............................. 10,162,920             -    10,162,920
        -            -           -     United Air Lines Inc.:                                          -             -             -

5,000,000            -    5,000,000       Equipment Trust certificates,                                -             -             -
        -            -           -        10.850% due  07/05/2014............................  6,467,815             -     6,467,815

        -            -           -        Pass-through certificates:                                   -             -             -

3,000,000            -    3,000,000       9.080% due 10/26/2015..............................  3,563,730             -     3,563,730
5,500,000            -    5,500,000       9.560% due 10/19/2018..............................  6,801,630             -     6,801,630
        -    1,012,000    1,012,000    USG Corporation, 9.25%, 09/15/01......................          -     1,098,020     1,098,020
        -      495,000      495,000    U.S.A  Waste Services, 7.13%, 10/01/07................          -       513,563       513,563

  300,000            -      300,000    US West Capital Funding, Inc.,                                  -             -             -
        -            -           -        6.950% due 01/15/2037..............................    315,901             -       315,901

1,200,000            -    1,200,000    Veterinary Centers of America, Conv. Sub. Deb ,                 -             -             -
        -            -           -        5.250% due 05/01/2006..............................  1,032,000             -     1,032,000

1,000,000            -    1,000,000    V.F. Corporation, Note,                                         -             -             -
        -            -           -        9.500% due 05/01/2001..............................  1,094,796             -     1,094,796

        -      350,000      350,000    Wal-Mart Stores, 8.63%, 04/01/01......................          -       374,500       374,500

        -            -           -     WMX Technology Incorporated                                     -             -             -
        -    1,145,000    1,145,000    7.70%, 10/01/02.......................................          -     1,195,094     1,195,094
        -      200,000      200,000    8.25%, 11/15/99.......................................          -       205,000       205,000
                                                                                             ---------------------------------------
                                                                                             149,359,822    20,676,450   170,036,272


Transportation

        -      200,000      200,000    Southwest Airlines, 7.88%, 09/01/07...................          -       219,250       219,250

        -                        -     Union Pacific Corporation                                       -             -             -
        -      250,000      250,000    7.38%, 05/15/01.......................................          -       258,125       258,125
        -      200,000      200,000    9.63%, 12/15/02.......................................          -       224,250       224,250
                                                                                             ---------------------------------------
                                                                                                       -       701,625       701,625

Utilities
        -      305,000      305,000    Florida Power & Light, 5.38%, 04/01/00................          -       301,950       301,950
        -      125,000      125,000    Virginia Electric & Power, 8.88%, 06/01/99............          -       128,750       128,750
                                                                                             ---------------------------------------
                                                                                                       -       430,700       430,700

Yankee (U S  Dollar Denominated)
1,000,000            -    1,000,000    Alberta Province,
        -            -           -        9.250% due 04/01/2000..............................  1,061,880             -     1,061,880

8,500,000            -    8,500,000    Petro-Canada, Deb.,                                             -             -             -
        -            -           -        9.250% due 10/15/2021.............................. 10,778,340             -    10,778,340

  500,000            -      500,000    Peregrine Investment Finance,                                   -             -             -
        -            -           -        4.500% due 12/01/2000..............................     52,500             -        52,500

1,650,000            -    1,650,000    Republic of Korea, Unsub.,                                      -             -             -
        -            -           -        8.875% due 04/15/2008..............................  1,622,722             -     1,622,722

1,750,000            -    1,750,000    SB Treasury Company,                                            -             -             -
        -            -           -        9.400% due 12/29/2049..............................  1,779,713             -     1,779,713

1,500,000            -    1,500,000    Tokai PFD Capital company,                                      -             -             -
        -            -           -        9.980% due 12/29/2049..............................  1,481,865             -     1,481,865

  500,000            -      500,000    Total Access Communications,                                    -             -             -
        -            -           -        2.000% due 05/31/2006..............................    412,500             -       412,500

5,750,000            -    5,750,000    Trans-Canada Pipeline Corporation, Deb.,                        -             -             -
        -            -           -        8.500% due 03/20/2023..............................  6,331,095             -     6,331,095
                                                                                             ---------------------------------------
                                                                                              23,520,615             -    23,520,615
                                       Total Corporate Bonds and Notes                       223,659,951    55,487,172   279,147,123

MORTGAGE-BACKED SECURITIES - 9 2%
Government Agency
Federal Home Loan Mortgage Corporation (FHLMC)
  386,241            -      386,241       8.750% due 06/15/2005..............................    391,457             -       391,457
1,000,000            -    1,000,000       7.500% due 07/15/2020..............................  1,013,998             -     1,013,998

        -            -           -     GOLD:                                                           -             -             -
1,438,160            -    1,438,160       #C00362,                                                     -             -             -
        -            -           -         9.000% due 06/01/2024.............................  1,519,956             -     1,519,956

  727,003            -      727,003       #C80253,                                                     -             -             -
        -            -           -         9.000% due 01/01/2025.............................    768,351             -       768,351

2,886,671            -    2,886,671    Weyerhauser 1982-C FHA Putable,                                 -             -             -
                                          7.430% due 06/01/2022..............................  2,946,881             -     2,946,881
                                                                                             ---------------------------------------
                                                                                               6,640,643             -     6,640,643


                                               WM INCOME FUND AND GRIFFIN BOND FUND
                                             PRO FORMA COMBINED PORTFOLIO INVESTMENTS

               PRINCIPAL AMOUNT                      APRIL 30, 1998 (Unaudited)                           MARKET VALUE
  ---------------------------------------                                                  -----------------------------------------
        WM         GRIFFIN     PRO FORMA                                                      WM             GRIFFIN      PRO FORMA
   INCOME FUND    BOND FUND     COMBINED                                                    INCOME FUND     BOND FUND      COMBINED
CORPORATE BONDS AND NOTES - 80.5%
FEDERAL NATIONAL MORTGAGE ASSOCIATION
             -      350,382      350,382    6.00%, 04/01/04................................           -       347,755       347,755
             -    1,057,000    1,057,000    6.50%, 04/01/13 (B)............................           -     1,060,626     1,060,626
             -      150,000      150,000    6.86%, 06/17/11................................           -       153,281       153,281
             -       74,904       74,904    7.00%, 07/01/22................................           -        75,723        75,723
             -      212,595      212,595    7.00%, 07/01/23................................           -       214,919       214,919
             -       93,853       93,853    7.00%, 08/01/26................................           -        94,879        94,879
             -      159,877      159,877    7.00%, 09/01/26................................           -       161,625       161,625
             -       23,768       23,768    7.00%, 11/01/26................................           -        24,028        24,028
             -       78,437       78,437    7.50%, 09/01/11................................           -        80,667        80,667
             -      320,499      320,499    7.54%, 06/01/16................................           -       339,128       339,128
             -    1,609,000    1,609,000    7.00%, 05/01/13................................           -     1,635,645     1,635,645
                                                                                              --------------------------------------
                                                                                                      -     4,188,276     4,188,276
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)
     2,382,790            -   2,382,790     6.000% due 02/15/2024..........................   2,309,066             -     2,309,066
     1,961,789            -   1,961,789     6.500% due 03/15/2024..........................   1,946,467             -     1,946,467
     1,723,504            -   1,723,504     6.500% due 07/15/2024..........................   1,717,401             -     1,717,401
       718,135            -     718,135     6.500% due 08/15/2023..........................     712,527             -       712,527
     1,972,532            -   1,972,532     6.500% due 12/15/2023..........................   1,957,126             -     1,957,126
             -      310,659     310,659     7.00%, 11/15/23................................           -       314,347       314,347
     1,399,007            -   1,399,007     7.000% due 07/15/2023..........................   1,417,376             -     1,417,376
             -    1,607,000   1,607,000     7.50%, 05/01/28................................           -     1,648,670     1,648,670
             -      548,024     548,024     7.50%, 12/15/23................................           -       565,151       565,151
             -      233,804     233,804     8.00%, 06/15/27................................           -       242,644       242,644
             -      313,051     313,051     8.00%, 07/15/17................................           -       326,062       326,062
             -    1,877,536   1,877,536     8.00%, 08/15/27................................           -     1,948,526     1,948,526
       181,726            -     181,726     9.000% due 12/01/2004..........................     189,960             -       189,960
                                                                                              --------------------------------------
                                                                                             10,249,923     5,045,400    15,295,323

                                       Total Government Agency............................   16,890,566     9,233,676    26,124,242

Collateralized Mortgage Obligations (CMO)

             -      519,000      519,000    Capital Equipment Receivable Trust, 6 28%,
                                             06/15/00.....................................            -       522,062       522,062
             -      504,000      504,000    CIT Revenue Trust, 6.20%, 10/15/06............            -       505,562       505,562
     1,750,000            -    1,750,000    Donaldson, Lufkin & Jenrette, Acceptance
                                             Corporation, 1993-MF17,......................            -             -             -
             -            -            -       7.350% due 12/18/2003......................    1,789,979             -     1,789,979
     1,403,751            -    1,403,751    Donaldson, Lufkin & Jenrette, Acceptance
                                             Corporation, 1995-Q10,.......................            -             -             -
             -            -            -       8.3534% due 01/25/2026.....................    1,305,489             -     1,305,489
       851,443            -      851,443    Resolution Trust Corporation-1991-M2 - A-2,...            -             -             -
             -            -            -       7.5062% due 09/25/2020.....................      724,659             -       724,659
       850,000            -      850,000    Ryland Mortgage Securities Corporation -
                                             1992-12A,....................................            -             -             -
             -            -            -       6.500% due 09/25/2023......................      837,305             -       837,305
                                                                                              --------------------------------------
                                            Total Collateralized Mortgage Obligations.....    4,657,432     1,027,624     5,685,056

                                            Total Mortgage-Backed Securities..............   21,547,998    10,261,300    31,809,298

U.S. TREASURY OBLIGATIONS - 7.0%
U.S. Treasury Bonds
     2,500,000            -   2,500,000     6.250% due 08/15/2023.........................    2,572,657             -     2,572,657
     5,000,000            -   5,000,000     6.125% due 11/15/2027.........................    5,121,880             -     5,121,880
             -    4,936,000   4,936,000     7.25%, 08/15/22...............................            -     5,684,150     5,684,150
                                                                                              --------------------------------------
                                                                                              7,694,537     5,684,150    13,378,687
U.S. Treasury Notes

             -    3,636,000   3,636,000     5.88%, 11/15/99...............................            -     3,651,453     3,651,453
       500,000            -     500,000     6.375% due 03/31/2001.........................      509,844             -       509,844
             -      419,000     419,000     6.38%, 08/15/02...............................            -       417,609       417,609
             -    1,514,000   1,514,000     6.50%, 10/15/06...............................            -     1,587,051     1,587,051
             -    3,738,000   3,738,000     6.75%, 05/31/99...............................            -     3,784,650     3,784,650
     1,000,000            -   1,000,000     9.000% due 05/15/1998.........................    1,001,876             -     1,001,876
                                                                                              --------------------------------------
                                                                                              1,511,720     9,440,763    10,952,483

                                       Total U.S. Treasury Obligations....................    9,206,257    15,124,913    24,331,170

PREFERRED STOCK - 1.2%
         2,000            -   2,000         California Federal Bank, Series B.............      217,813             -       217,813
        15,100            -   15,100        First Industrial Realty Trust, Series A.......      396,375             -       396,375
        28,000            -   28,000        Microsoft Corporation, Conv...................    2,607,500             -     2,607,500
        15,000            -   15,000        Penncorp Financial Group......................      903,750             -       903,750
                                                                                              --------------------------------------
                                            Total Preferred Stock.........................    4,125,438             -     4,125,438

REPURCHASE AGREEMENT - 2.3%

     1,438,000            -   1,438,000     Agreement with Goldman Sachs, 5.30% dated
                                             4/30/98, to be repurchased at $1,438,212 on
                                             5/1/98, collateralized by $1,398,886 U.S.
                                             Treasury Note,
                                             6.50% due 8/15/05 (Market Value $1,479,800)..... 1,438,000            -     1,438,000
             -    6,443,304   6,443,304     State Street Bank & Trust Co.,
                                            Master Repurchase Agreement, 4.25%,
                                            Dated 4/30/98 due 5/1/98, Collateralized
                                            by U.S. Government Securities                             -     6,443,291     6,443,291
                                                                                              --------------------------------------
                                            Total Repurchase Agreement                        1,438,000     6,443,291     7,881,291

                                  Total Investments - 100.2%, (Cost $)                      259,977,644    87,316,676   347,294,320

                                  Other Assets and Liabilities, Net - (0.2%)                  2,546,980    (3,288,567)     (741,587)


                                  TOTAL NET ASSETS - 100.0%                                 262,524,624    84,028,109   346,552,733

--------------------------------------------------------------------------------
(A) U.S. dollar denominated securities issued by foreign corporations and/or governments

(B) Settlement is on a delayed delivery or when issued basis with final maturity to be announced (TBA) in the future

          The total cost basis of such securities is $1,155,096.

WM INCOME FUND & GRIFFIN BOND FUND

Notes to Pro Forma Combined Financial Statements (Unaudited)

1.   Basis of Combination

     The pro forma combined financial statements reflect the pro forma combined financial position of the WM Income Fund and the Griffin Bond Fund at April 30, 1998 and the pro forma combined results of operations for the year ended December 31, 1997 and the four month period ended April 30, 1998 as though the reorganization had occurred on January 1, 1997.

     The pro forma combined financial statements are presented for the information of the reader and may not necessarily be representative of how the pro forma combined financial statements would have appeared had the reorganization actually occurred.

     The Pro Forma Combined Portfolio of Investments, Statement of Assets and Liabilities, and the Statements of Operations should be read in conjunction with the historical financial statements of the funds which are incorporated by reference in the Statement of Additional Information.

     The pro forma combined statements give effect to the proposed transfer of the assets and stated liabilities of the Griffin Bond Fund in exchange for shares of WM Income Fund. Under generally accepted accounting principles, the historical cost of investment securities will be carried forward to the surviving entity.

     The pro forma combined statements do not reflect the expenses of either fund in carrying out its obligations under the proposed Agreement and Plan of Reorganization.

2.   Pro Forma Combined Portfolio of Investments

     Securities held by the two funds have been combined in the accompanying Combined Portfolio of Investments. Securities are valued using the pricing procedures and policies of the respective Acquiring Fund or Acquired Fund, as applicable. For more information, see the WM Annual Reports or the Griffin Annual Reports. Historical cost amounts represent the combined cost basis of the securities.

3.   Pro Forma Combined Statements of Assets and Liabilities

     Shares outstanding have been adjusted to reflect the conversion of Griffin Bond Fund shares into WM shares based upon the net asset value of the WM Income Fund shares at April 30, 1998.

           WM GROWTH & INCOME FUND AND GRIFFIN GROWTH & INCOME FUND

  PRO FORMA STATEMENT OF ASSETS AND LIABILITIES AT APRIL 30, 1998 (Unaudited)

                                                             GRIFFIN          WM
                                                            GROWTH &       GROWTH &        PROFORMA            PRO FORMA
                                                           INCOME FUND    INCOME FUND     ADJUSTMENTS           COMBINED
                    ASSETS:
 Investments at value                                      $358,552,211   $851,615,589                       $1,210,167,800
                                                                                                                          -
                                                           ----------------------------------------------------------------
     Total Investments                                      358,552,211    851,615,589             -          1,210,167,800
 Cash/Cash Equivalents                                          628,677         97,112                              725,789
 Receivable for dollar roll fee income                                               -                                    -
 Dividends and/or interest receivable                           329,687        575,668                              905,355
 Receivable for Fund shares Sold                                273,792      1,803,374                            2,077,166
 Receivable for investment securities sold                    5,135,137      4,056,290                            9,191,427
 Unamortized  organization costs                                                     -                                    -
 Prepaid expenses and other assets                               40,894         55,086                               95,980
                                                           ----------------------------------------------------------------
           Total Assets                                     364,960,398    858,203,119             -          1,223,163,517
                    LIABILITIES:                                                                                          -
 Payable for dollar roll transactions                                                -                                    -
 Variation margin payable                                                            -                                    -
 Reverse repurchase agreements                                                       -                                    -
 Payable for Fund shares redeemed                                     -      1,427,330                            1,427,330
 Payable for investment securities purchased                  8,090,892      8,118,105                           16,208,997
 Investment advisory fee payable                                               507,092                              507,092
 Administration fee payable                                                          -                                    -
 Shareholder servicing and distribution fees payable                           147,766                              147,766
 Dividends payable                                                    -         14,192                               14,192
 Accrued legal and audit fees                                                   15,000                               15,000
 Accrued Trustees' fees and expenses                                             4,556                                4,556
 Accrued registration and filing fees payable                                   67,000                               67,000
 Due to Custodian                                                                    -                                    -
 Net Unrealized Depreciation of Fwd For Curr Cts                                     -                                    -
 Accrued Expenses and other payables                            360,179        425,671                              785,850
                                                           ----------------------------------------------------------------
           Total Liabilities                                  8,451,071     10,726,712             -             19,177,783

 TOTAL NET ASSETS                                          $356,509,327   $847,476,407             -         $1,203,985,734
                                                           ================================================================
                    NET ASSETS:
 Undistributed net investment income/
   (accumulated net investment loss/distributions
   in excess of net investment income)                     $    113,589   $  (139,329)                       $      (25,740)
 Accumulated net realized gain/(loss)
   on investments sold, futures contracts,
   closed written options, forward foreign currency
   contracts and foreign currency transactions               23,572,875     14,101,909                           37,674,784
 Net unrealized app./(dep.) of investments,
   foreign currency, written options, futures
   contracts, forward foreign currency contracts
   and other assets and liabilities                          41,224,259    185,565,186                          226,789,445
 Paid-in capital                                            291,598,604    647,948,641                          939,547,245
                                                           ----------------------------------------------------------------
 TOTAL NET ASSETS                                          $356,509,327   $847,476,407   $         -         $1,203,985,734
                                                           ================================================================
NET ASSETS:
 Class A Shares                                            $302,118,157   $515,796,138                       $  817,914,295
                                                           ================================================================
 Class B Shares                                            $ 54,391,170   $118,479,313                       $  172,870,483
                                                           ================================================================
 Class S Shares                                            $          -   $ 15,138,449                       $   15,138,449
                                                           ================================================================
 Class I Shares                                            $          -   $198,062,507                       $  198,062,507
                                                           ================================================================
SHARES OUTSTANDING:
 Class A Shares                                              14,866,688     23,965,982      (829,052) (A)       38,003,618
                                                           ================================================================
 Class B Shares                                               2,686,109      5,552,497      (137,083) (A)        8,101,523
                                                           ================================================================
 Class S Shares                                                                708,785             -                708,785
                                                           ================================================================
 Class I Shares                                                              9,182,243             -              9,182,243
                                                           ================================================================
NET ASSET VALUE PER SHARE:
 Class A Shares                                            $      20.32   $      21.52                       $        21.52
                                                           ================================================================
 Class B Shares                                            $      20.25   $      21.34                       $        21.34
                                                           ================================================================
 Class S Shares                                                           $      21.36                       $        21.36
                                                           ================================================================
 Class I Shares                                                           $      21.57                       $        21.57
                                                           ================================================================

           See accompanying notes to pro forma financial statements

--------------------------------------------------------------------------------
(A) Shares outstanding have been adjusted to reflect the conversion of Griffin Growth & Income Fund shares into WM Growth & Income Fund shares based upon the net asset value of WM Growth & Income Fund shares at April 30, 1998.

           WM Growth & Income Fund and Griffin Growth & Income Fund
                  Pro Forma Combined Statement of Operations
                           For the Period Ended 4/30/98
                                  (Unaudited)

                                                                  GRIFFIN          WM
                                                                 GROWTH &        GROWTH &         PRO FORMA     PRO FORMA
                                                                INCOME FUND    INCOME FUND      ADJUSTMENTS      COMBINED
 INVESTMENT INCOME:
 Dividend Income                                                  2,500,784     $  3,125,551                      5,626,335
 Foreign Withholding Tax on Dividend Income                                                -                              -
 Interest Income                                                    286,452     $     61,677                        348,129
 Fee Income                                                                                -                              -
                                                                -----------------------------------------------------------
      Total Investment Income                                     2,787,236        3,187,228           -          5,974,464
                                                                -----------------------------------------------------------

 EXPENSES:
 Investment Advisory Fees                                           887,355        1,454,583    (266,264) (A)     2,075,674
 Administration Fees                                                295,785                -    (295,785) (B)             -
 Custodian Fees                                                      65,218           81,674                        146,892
 Legal and Audit Fees                                                31,684           15,700                         47,384
 Trustees' Fees and Expenses                                          3,919           11,600                         15,519
 Amortization of Organization Costs                                   8,390                -                          8,390
 Registration and Filing Fees                                        20,722           67,000                         87,722
 Other                                                               54,117          371,262                        425,379
                                                                ----------------------------------------------------------
          Subtotal                                                1,367,190        2,001,819    (562,049)         2,806,960
 Shareholder Servicing and Distribution Fees
       Class A Shares                                               314,902          241,491      90,814  (C)       647,207
       Class B Shares                                               219,316          192,380      25,783  (D)       437,479
       Class S Shares                                                                 19,027                         19,027
Interest Expense                                                                           -                              -
 Fees Waived and/or Expenses Absorbed by Investment                                                                       -
     Advisor                                                       (507,185)               -     353,528  (E)      (153,657)
                                                                -----------------------------------------------------------
           Subtotal                                               1,394,223        2,454,717     (91,925)         3,757,016
 Fees Reduced by Credits Allowed by the Custodian                                     (5,633)                        (5,633)
                                                                -----------------------------------------------------------
          Net Expenses                                            1,394,223        2,449,084     (91,925)         3,751,383
                                                                -----------------------------------------------------------
 NET INVESTMENT INCOME/(LOSS)                                     1,393,013          738,144      91,925          2,223,082
                                                                -----------------------------------------------------------
 NET REALIZED AND UNREALIZED GAIN/
       (LOSS) ON INVESTMENTS
 Realized Gains/(Loss) from:
         Security Transactions                                   23,225,718       29,807,768                     53,033,486
         Forward Foreign Currency Contracts and
              Foreign Currency Transactions                                                -                              -
         Futures Contracts                                                                 -                              -
 Net Unrealized Appreciation/(Depreciation) of:
        Securities                                               23,374,245       99,087,021                    122,461,266
         Forward Foreign Currency Contracts                                                -                              -
         Foreign Currency, Written Options, Futures                                                                       -
               Contracts and Other Assets and Liabilities                                  -                              -
                                                                -----------------------------------------------------------
 Net Realized and Unrealized Gain/(Loss) on Investment           46,599,963      128,894,789           -        175,494,752
                                                                -----------------------------------------------------------
 NET INCREASE/(DECREASE) IN NET ASSETS                                                                                    -
      RESULTING FROM OPERATIONS                                 $47,992,976     $129,632,933   $  91,925       $177,717,834
                                                                ===========================================================


(A) Decrease in management fees for Griffin shareholders to reflect the new fee structure. Fees are based on .625% of average daily net assets up to $250,000,000 and .50% of average daily net assets over that amount.

(B) Elimination of the Griffin administration fees, now incorporated in the management fee structure.

(C) Addition of shareholder servicing fee at a monthly rate of $1.25 per shareholder account.

(D) Addition of shareholder servicing fee at a monthly rate of $1.35 per shareholder account.

(E) Fees waived and/or expense absorbed by investment advisor adjusted to .04% of average daily net assets.

           WM Growth & Income Fund and Griffin Growth & Income Fund
                  Pro Forma Combined Statement of Operations
                          For the Year Ended 10/31/97
                                  (Unaudited)

                                                              GRIFFIN          WM
                                                              GROWTH &      GROWTH &     PRO FORMA         PRO FORMA
                                                            INCOME FUND   INCOME FUND   ADJUSTMENTS         COMBINED
 INVESTMENT INCOME:
 Dividend Income                                              3,216,803    $4,332,639                      7,549,442
 Foreign Withholding Tax on Dividend Income                                         -                              -
 Interest Income                                                414,585    $  188,590                        603,175
 Fee Income                                                                         -                              -
                                                        ------------------------------------------------------------
      Total Investment Income                                 3,631,388     4,521,229            -         8,152,617
                                                        ------------------------------------------------------------

 EXPENSES:
 Investment Advisory Fees                                     1,180,997     1,630,777     (185,014) (A)    2,626,760
 Administration Fees                                            393,666             -     (393,666) (B)            -
 Custodian Fees                                                 115,440        55,954                        171,394
 Legal and Audit Fees                                            49,825        15,587                         65,412
 Trustees' Fees and Expenses                                      8,128         8,745                         16,873
 Amortization of Organization Costs                              17,201             -                         17,201
 Registration and Filing Fees                                    33,872        80,933                        114,805
 Other                                                          105,067       128,843                        233,910
                                                        ------------------------------------------------------------
          Subtotal                                            1,904,196     1,920,839     (578,680)        3,246,355
 Shareholder Servicing and Distribution Fees                                                                       -
       Class A Shares                                           423,312       752,248      181,628  (C)    1,357,188
       Class B Shares                                           275,080       422,208       51,565  (D)      748,853
       Class S Shares                                                               -                              -
Interest Expense                                                                    -                              -
 Fees Waived and/or Expenses Absorbed by Investment                                                                -
     Advisor                                                   (971,544)            -      786,403  (E)     (185,141)
                                                        ------------------------------------------------------------
           Subtotal                                           1,631,044     3,095,295      440,915         5,167,254
 Fees Reduced by Credits Allowed by the Custodian                             (10,113)                       (10,113)
                                                        ------------------------------------------------------------
          Net Expenses                                        1,631,044     3,085,182      440,915         5,157,141
                                                        ------------------------------------------------------------
 NET INVESTMENT INCOME/(LOSS)                                 2,000,344     1,436,047     (440,915)        2,995,476
                                                        ------------------------------------------------------------
 NET REALIZED AND UNREALIZED GAIN/
       (LOSS) ON INVESTMENTS
 Realized Gains/(Loss) from:
         Security Transactions                               33,527,632    26,629,017                     60,156,649
         Forward Foreign Currency Contracts and                                                                    -
              Foreign Currency Transactions                                         -                              -
         Futures Contracts                                                          -                              -
 Net Unrealized Appreciation/(Depreciation) of:                                                                    -
         Securities                                           8,827,962    37,406,069                     46,234,031
         Forward Foreign Currency Contracts                                         -                              -
         Foreign Currency, Written Options, Futures                                                                -
               Contracts and Other Assets and                                       -                              -
                Liabilities
                                                        ------------------------------------------------------------
 Net Realized and Unrealized Gain/(Loss) on Investments      42,355,594    64,035,086            -       106,390,680
                                                        ------------------------------------------------------------
 NET INCREASE/(DECREASE) IN NET ASSETS
      RESULTING FROM OPERATIONS                             $44,355,938   $65,471,133    $(440,915)     $109,386,156
                                                        ============================================================

 (A) Decrease in management fees for Griffin shareholders to reflect the new fee structure. Fees are based on .625% of average daily net assets up to $250,000,000 and .50% of average daily net assets over that amount.

 (B) Elimination of the Griffin administration fees, now incorporated in the management fee structure.

 (C) Addition of shareholder servicing fee at a monthly rate of $1.25 per shareholder account.

 (D) Addition of shareholder servicing fee at a monthly rate of $1.35 per shareholder account.

 (E) Fees waived and/or expense absorbed by investment advisor adjusted to .04% of average daily net assets.

           WM Growth & Income Fund and Griffin Growth & Income Fund

                PRINCIPAL AMOUNT                Pro Forma Combined Portfolio of Investments               MARKET VALUE
   ----------------------------------------------                                          -----------------------------------------

             WM          GRIFFIN                      APRIL 30, 1998 (Unaudited)                WM             GRIFFIN
           GROWTH &      GROWTH &    PRO FORMA                                                GROWTH &         GROWTH &    PRO FORMA
          INCOME FUND   INCOME FUND  COMBINED                                                INCOME FUND      INCOME FUND   COMBINED
COMMON STOCK - 94 3%
AEROSPACE / DEFENSE


               50,000          -      50,000   Boeing Company............................     2,503,125          --       2,503,125
               71,719          -      71,719   Lockheed Martin Corporation...............     7,987,704          --       7,987,704
              127,900          -     127,900   Northrop Grumman Corporation..............    13,517,431         --       13,517,431
                    -     30,900      30,900   Raytheon Company, Series A................          --       1,705,294     1,705,294
                                                                                           -----------------------------------------
                                                                                             24,008,260     1,705,294    25,713,554
BANKS / SAVING & LOANS
                    -     50,100      50,100   BankAmerica Corp..........................          --       4,258,500     4,258,500
               62,800          -      62,800   Bank of New York Company Inc..............     3,709,125          --       3,709,125
                    -     27,600      27,600   Chase Manhattan...........................          --       3,824,325     3,824,325
               57,400          -      57,400   Citicorp..................................     8,638,700          --       8,638,700
              240,000          -     240,000   First Union Corporation...................    14,490,000          --      14,490,000
               92,500          -      92,500   KeyCorp...................................     3,671,094          --       3,671,094
               74,000          -      74,000   Mellon Bank Corporation...................     5,328,000          --       5,328,000
              159,924          -     159,924   Norwest Corporation.......................     6,346,984          --       6,346,984
              240,000          -     240,000   Prime Bancshares Inc......................     6,420,000          --       6,420,000
               15,025          -      15,025   Wells Fargo & Company.....................     5,536,713          --       5,536,713
                                                                                           ----------------------------------------
BASIC INDUSTRIES                                                                             54,140,616     8,082,825    62,223,441

              102,900          -     102,900   Albemarle Corporation.....................     2,559,638          --       2,559,638
              267,100          -     267,100   Allegheny Teledyne Inc....................     6,777,650          --       6,777,650
                    -    123,400     123,400   Bethlehem Steel Corp   (A)................          --       1,920,413     1,920,413
                    -     67,200      67,200   British Steel PLC.........................          --       1,827,000     1,827,000
                    -    128,000     128,000   Broken Hill Proprietary Company Limited ADR         --       2,528,000     2,528,000
               94,165          -      94,165   Commscope Inc  (A)........................     1,530,186          --       1,530,186
                    -     79,600      79,600   Crown Cork & Seal.........................          --       4,144,175     4,144,175
               62,100          -      62,100   Du Pont (E I ) de Nemours & Company.......     4,521,656          --       4,521,656
                    -     75,400      75,400   IMC Global Inc............................          --       2,714,400     2,714,400
                    -     75,900      75,900   Inco Limited..............................          --       1,332,994     1,332,994
                    -    111,500     111,500   Louisiana Pacific Corp....................          --       2,439,063     2,439,063
                    -     31,100      31,100   Phelps Dodge..............................          --       2,087,588     2,087,588
                    -     45,600      45,600   Reynolds Metals Co........................          --       3,009,600     3,009,600
                    -     64,500      64,500   Union Carbide.............................          --       3,128,250     3,128,250
              614,000    226,400     840,400   Waste Management Inc......................    20,569,000     7,584,400    28,153,400
               98,600          -      98,600   Weyerhaeuser Company......................     5,681,825             -     5,681,828
                                                                                           -----------------------------------------
                                                                                             41,639,955    32,715,883    74,355,838
BUSINESS SERVICES
              200,733          -     200,733   ACNielson Corporation.....................     5,620,524             -     5,620,524
              257,829          -     257,829   Cendant Corporation.......................     6,445,725             -     6,445,725
              110,000          -     110,000   Cognizant Corporation.....................     5,658,125             -     5,658,125
                                                                                           ----------------------------------------
                                                                                             17,724,374             -    17,724,374
CAPITAL GOODS
                    -     87,600      87,600   Alcatel Alsthom ADR.......................             -     3,175,500     3,175,500
              135,700          -     135,700   Allied Signal Inc.........................     5,945,355             -     5,945,355
                    -     18,500      18,500   Case Corporation..........................             -     1,175,906     1,175,906
               80,000          -      80,000   Cooper Industries Inc.....................     5,350,000             -     5,350,000
               81,450          -      81,450   Crane Company.............................     4,383,028             -     4,383,028
              297,848          -     297,848   Donaldson Company Inc.....................     7,557,893             -     7,557,893
              153,000          -     153,000   International Game Technology.............     4,255,313             -     4,255,313
                    -     43,200      43,200   Litton Industries Inc   (A)...............             -     2,592,000     2,592,000
                    -     31,100      31,100   Lockheed Martin Corp......................             -     3,463,763     3,463,763
                    -     47,100      47,100   LucasVarity PLC...........................             -     2,119,500     2,119,500
                    -     26,900      26,900   Northrop Grumman Corporation..............             -     2,842,994     2,842,994
              180,001          -     180,001   Tyco International Limited................     9,810,031             -     9,810,031
                    -     41,200      41,200   United Technologies.......................             -     4,055,625     4,055,625
                                                                                           -----------------------------------------
                                                                                             37,301,620    19,425,288    56,726,908
COMPUTER / SYSTEMS
              235,800          -     235,800   Bay Networks Inc  (A).....................     5,526,563             -     5,526,563
              120,800          -     120,800   Cabletron Systems, Inc  (A)...............     1,600,600             -     1,600,600
               97,250          -      97,250   Cisco Systems Inc (A).....................     7,123,563             -     7,123,563
              193,500          -     193,500   EMC Corporation (A).......................     8,925,189             -     8,925,189
               62,000          -      62,000   Hewlett-Packard Company...................     4,669,375             -     4,669,375
               71,600          -      71,600   International Business Machines Corporation    8,296,650             -     8,296,650
                                                                                           -----------------------------------------
                                                                                             36,141,940             -    36,141,940
COMPUTER SOFTWARE
              124,700          -     124,700   Adobe Systems Inc (A).....................     6,242,794             -     6,242,794
              385,950          -     385,950   Barra Inc.................................     9,262,800             -     9,262,800
               67,000          -      67,000   Computer Associates International Inc.....     3,923,687             -     3,923,687
              259,000          -     259,000   First Data Corporation....................     8,773,625             -     8,773,625
              173,000          -     173,000   Microsoft Corporation.....................    15,591,624             -    15,591,624
              260,000          -     260,000   Oracle Corporation(A).....................     6,727,500             -     6,727,500
                                                                                           -----------------------------------------
                                                                                             50,522,030             -    50,522,030
CONSUMER DURABLES
               50,800          -      50,800   Goodyear Tire & Rubber Company............     3,556,000             -     3,556,000
                    -     48,900      48,900   Hasbro Inc................................             -     1,800,134     1,800,134
                    -     82,900      82,900   Lear Corporation  (A).....................             -     4,440,331     4,440,331
               29,500          -      29,500   Miller Industries, Inc....................       226,781             -       226,781
                    -     52,500      52,500   Philips Electronics N V  ADR..............             -     4,725,000     4,725,000
              161,900          -     161,900   Sony Corporation, ADR.....................    13,751,381             -    13,751,381
                    -     69,700      69,700   Whirlpool Corporation.....................             -     5,018,400     5,018,400
              252,400          -     252,400   Zurn Industries Inc.......................    10,884,750             -    10,884,750
                                                                                           ----------------------------------------
                                                                                             28,418,912    15,983,865    44,402,777

                                          WM GROWTH & INCOME FUND AND GRIFFIN
                                                   GROWTH & INCOME FUND
               PRINCIPAL AMOUNT           PRO FORMA COMBINED PORTFOLIO OF INVESTMENTS               MARKET VALUE
          -------------------------------------                                       --------------------------------------------
                WM       GRIFFIN                  APRIL 30, 1998 (Unaudited)               WM            GRIFFIN
             GROWTH &    GROWTH &    PRO FORMA                                           GROWTH &        GROWTH &    PRO FORMA
           INCOME FUND  INCOME FUND  COMBINED                                          INCOME FUND     INCOME FUND    COMBINED
COMMON STOCK - 94.3%
CONSUMER SERVICES
                     -     117,566     117,566 ACNielsen Corporation  (A)...............         -       3,291,848      3,291,848
                     -     140,300     140,300 American Stores Company..................         -       3,367,200      3,367,200
                     -     132,700     132,700 Circuit City Stores Inc..................         -       5,390,938      5,390,938
                     -      69,500      69,500 Deluxe Corp..............................         -       2,328,250      2,328,250
                     -      75,400      75,400 Federated Department Stores  (A).........         -       3,708,738      3,708,738
                     -     115,800     115,800 Limited..................................         -       3,886,538      3,886,538
                     -      74,800      74,800 McDonald's Corp..........................         -       4,628,250      4,628,250
                     -      23,053      23,053 Reuters Holdings PLC ADR.................         -       1,494,123      1,494,123
                     -     123,800     123,800 Toys R Us Holdings  (A)..................         -       3,412,238      3,412,238
                     -     166,000     166,000 Tricon Global Restaurants  (A)...........         -       5,270,500      5,270,500
                     -      71,900      71,900 Viacom Inc - Class B  (A)................         -       4,170,200      4,170,200
                     -     152,500     152,500 Woolworth  (A)...........................         -       3,507,500      3,507,500
                                                                                        ------------------------------------------
                                                                                                 -      44,456,323     44,456,323
CONSUMER STAPLES
                39,150           -      39,150 Alberto Culver Company, Class A.......... 1,047,263               -      1,047,263
               157,800           -     157,800 Anheuser-Busch Companies Inc............. 7,229,213               -      7,229,213
                87,300           -      87,300 Campbell Soup Company.................... 4,479,581               -      4,479,581
                34,700           -      34,700 General Mills Inc........................ 2,344,419               -      2,344,419
               121,900           -     121,900 Kimberly Clark Corporation............... 6,186,425               -      6,186,425
               436,600           -     436,600 Kimberly Clark De Mexico, ADR............10,715,608               -     10,715,608
               230,000           -     230,000 Pepsico Inc.............................. 9,128,125               -      9,128,125
               170,000           -     170,000 Philip Morris Companies Inc.............. 6,343,125               -      6,343,125
                90,000           -      90,000 Procter & Gamble Company................. 7,396,875               -      7,396,875
                88,400           -      88,400 Ralston Purina Company................... 9,370,400               -      9,370,400
                97,000           -      97,000 Sara Lee Corporation..................... 5,777,563               -      5,777,563
               117,200           -     117,200 Unilever NV.............................. 8,746,050               -      8,746,050
                                                                                        ------------------------------------------
                                                                                        78,764,647               -     78,764,647
CONSUMER/STAPLES
                     -     171,780     171,780 Archer Daniels Midland...................         -       3,693,270      3,693,270
                     -     132,200     132,200 Harcourt General.........................         -       6,899,188      6,899,188
                     -      67,600      67,600 Kimberly-Clark Corp......................         -       3,430,700      3,430,700
                     -      69,900      69,900 Loews Corp...............................         -       6,994,369      6,994,369
                     -     177,600     177,600 Philip Morris Companies Inc..............         -       6,626,700      6,626,700
                     -     136,000     136,000 RJR Nabisco Holdings Corp................         -       3,782,500      3,782,500
                                                                                        ------------------------------------------
                                                                                                 -      31,426,727     31,426,727
ELECTRICAL EQUIPMENT
               116,850           -     116,850 Emerson Electric Company................. 7,434,581               -      7,434,581
               106,000           -     106,000 General Electric Company................. 9,023,250               -      9,023,250
                                                                                        ------------------------------------------
                                                                                        16,457,831               -     16,457,831
ELECTRONICS / SEMICONDUCTORS
               337,425           -     337,425 General Semiconductor, Inc............... 4,618,505               -      4,618,505
               180,800           -     180,800 Intel Corporation........................14,610,900               -     14,610,900
                                                                                        ------------------------------------------
                                                                                        19,229,405               -     19,229,405
ENERGY
                     -      18,000      18,000 British Petroleum ADR....................         -       1,701,000      1,701,000
                     -      77,608      77,608 Burlington Resources.....................         -       3,647,200      3,647,200
                     -      58,900      58,900 ELF Aquitaine ADR........................         -       3,824,819      3,824,819
                     -      87,800      87,800 Mobil Corp...............................         -       6,936,200      6,936,200
                     -      66,600      66,600 Oryx Energy  (A).........................         -       1,739,925      1,739,925
                     -     103,800     103,800 Phillips Petroleum.......................         -       5,144,588      5,144,588
                     -     130,900     130,900 Tosco Corp...............................         -       4,663,313      4,663,313
                     -     115,300     115,300 Unocal Corp..............................         -       4,720,094      4,720,094
                                                                                        ------------------------------------------
                                                                                                 -      32,377,139     32,377,139
FINANCIAL SERVICES
                     -      42,000      42,000 Allmerica Financial Corp.................         -       2,630,250      2,630,250
                63,900           -      63,900 AMBAC Financial Group Inc................ 3,622,331               -      3,622,331
                24,300           -      24,300 Capital One Financial Corporation........ 2,334,319               -      2,334,319
                     -      24,200      24,200 CIGNA Corp...............................         -       5,007,888      5,007,888
                     -      49,100      49,100 Equitable Companies......................         -       3,013,513      3,013,513
                     -      86,500      86,500 Everest Reinsurance Hold.................         -       3,568,125      3,568,125
               208,000           -     208,000 Federal Home Loan Mortgage Corporation... 9,633,000               -      9,633,000
               144,400           -     144,400 Federal National Mortgage Association.... 8,645,950               -      8,645,950
                     -      87,070      87,070 First Union Corporation..................         -       5,256,851      5,256,851
                     -      14,100      14,100 General RE Corporation...................         -       3,152,231      3,152,231
               267,850           -     267,850 Green Tree Financial Corporation.........10,914,888               -     10,914,888
                68,650           -      68,650 Heller Financial Inc..................... 1,853,550               -      1,853,550
                     -      16,100      16,100 ITT Hartford Group.......................         -       1,783,075      1,783,075
               227,950           -     227,950 Liberty Financial Companies.............. 9,132,247               -      9,132,247
                69,600           -      69,600 Marsh and McLennan Companies, Inc........ 6,342,300               -      6,342,300
                     -      89,112      89,112 NationsBank Corp.........................         -       6,750,234      6,750,234
                90,000           -      90,000 Providian Financial Corporation.......... 5,416,875               -      5,416,875
                     -      17,300      17,300 Republic New York Corp...................         -       2,313,875      2,313,875
                     -      70,800      70,800 SAFECO Corp..............................         -       3,535,575      3,535,575
                     -      74,150      74,150 SLM Holding Corp.........................         -       3,165,278      3,165,278
               137,499           -     137,499 Travelers Group Inc...................... 8,413,220               -      8,413,220
                     -      48,330      48,330 Washington Mutual Inc....................         -       3,386,121      3,386,121
                                                                                        ------------------------------------------
                                                                                        66,308,680      43,563,016    109,871,696




                                     WM Growth & Income Fund and Griffin Growth & Income Fund

                 Principal Amount             Pro Forma Combined Portfolio of Investments               Market Value
     ---------------------------------------                                              ------------------------------------------

                                                      April 30, 1998 (Unaudited)
          WM          Griffin                                                                 WM           Griffin
       Growth &       Growth &    Pro Forma                                                 Growth &       Growth &    Pro Forma
     Income Fund    Income Fund    Combined                                               Income Fund    Income Fund    Combined
                                                                                              66,308,680   43,563,016    109,871,696

Health Care
        150,100              -      150,100     Abbott Laboratories........................   10,976,063            -     10,976,063
              -         36,200       36,200     Aetna Inc..................................            -    2,925,413      2,925,413
        100,000              -      100,000     ALZA Corporation (A).......................    4,793,750            -      4,793,750
         40,000              -       40,000     American Home Products Corporation.........    3,725,000            -      3,725,000
              -         60,300       60,300     Amgen  (A).................................            -    3,595,388      3,595,388
         95,600              -       95,600     Bristol-Myers Squibb Company...............   10,121,650            -     10,121,650
        183,750              -      183,750     Columbia HCA Healthcare Corporation........    6,052,266            -      6,052,266
              -        238,300      238,300     Columbia/HCA Healthcare....................            -    7,849,006      7,849,006
              -        127,550      127,550     Foundation Health Systems  (A).............            -    3,690,978      3,690,978
        341,500         81,100      422,600     Humana Inc. (A)............................    9,220,500    2,189,700     11,410,200
        146,550              -      146,550     Johnson & Johnson..........................   10,460,006            -     10,460,006
         97,400              -       97,400     Manor Care Inc.............................    3,415,087            -      3,415,087
        275,000              -      275,000     Medpartners Inc............................    2,818,750            -      2,818,750
        117,000              -      117,000     Merck & Company, Inc.......................   14,098,500            -     14,098,500
        123,033              -      123,033     Pacificare Health Systems-A................    8,643,068            -      8,643,068
         20,000              -       20,000     Pacificare Health Systems-B................    1,432,500            -      1,432,500
         80,000              -       80,000     Perkin Elmer Corporation...................    5,470,000            -      5,470,000
              -         49,000       49,000     Pharmacia & Upjohn Inc.....................            -    2,061,063      2,061,063
              -         71,300       71,300     Tenet Healthcare Inc.  (A).................            -    2,669,294      2,669,294
         35,000              -       35,000     United Healthcare Corporation..............    2,458,750            -      2,458,750
         60,000              -       60,000     Warner Lambert Company.....................   11,351,250            -     11,351,250

Insurance
         77,598              -       77,598     American International Group, Inc  (A).....   10,208,987            -     10,208,987
        161,400              -      161,400     Penncorp Financial Group Inc...............    4,196,400            -      4,196,400
                                                                                           -----------------------------------------
                                                                                              14,405,387            -     14,405,387

Lodging
        523,515              -      523,515     Choice Hotels International Inc............    8,965,194            -      8,965,194
        374,505              -      374,505     Sunburst Hospitality Corporation...........    3,019,447            -      3,019,447
                                                                                           -----------------------------------------
                                                                                              11,984,641            -     11,984,641

Media
        194,800         72,200      267,000     Dun & Bradstreet Corporation...............    6,915,400    2,563,100      9,478,500
        119,600              -      119,600     Lee Enterprises Inc........................    3,744,975                   3,744,975
        205,000              -      205,000     Seagram Company Limited....................    8,750,938            -      8,750,938
        765,601              -      765,601     Tele-Communications TCI Ventures Group.....   12,488,866            -     12,488,866
        191,075              -      191,075     Viacom Inc., Class A.......................   11,034,581            -     11,034,581
                                                                                           -----------------------------------------
                                                                                              42,934,760    2,563,100     45,497,860

Real Estate Investment Trusts (REITS)
        117,500              -      117,500     CCA Prison Realty Trust....................    4,163,906            -      4,163,906
         90,000              -       90,000     Corrections Corporation of American........    2,497,500            -      2,497,500
         83,199              -       83,199     Equity Office Properties Trust (A).........    2,365,974            -      2,365,974
        136,600              -      136,600     Health Care Property Investors Inc.........    4,610,250            -      4,610,250
        152,900              -      152,900     Starwood Hotel & Resort....................    7,673,669            -      7,673,669
                                                                                           -----------------------------------------
                                                                                              21,311,299            -     21,311,299

Retail Sales
         84,600              -       84,600     Federated Department Stores, Inc. (A)......    4,177,125            -      4,177,125
        311,500              -      311,500     Intimate Brands Inc........................    9,033,500            -      9,033,500
         51,000              -       51,000     Wal-Mart Stores Inc........................    2,578,688            -      2,578,688
                                                                                           -----------------------------------------
                                                                                              15,789,313            -     15,789,313

Technology
              -         92,000       92,000     Adaptec Incorporated  (A)..................            -    2,179,250      2,179,250
              -        110,700      110,700     Applied Materials Inc.  (A)................            -    3,999,038      3,999,038
              -        138,000      138,000     Compaq Computer Corp.......................            -    3,872,625      3,872,625
              -         88,100       88,100     DSC Communications  (A)....................            -    1,585,800      1,585,800
              -        118,800      118,800     First Data.................................            -    4,024,350      4,024,350
              -         70,800       70,800     Intel Corporation..........................            -    5,721,525      5,721,525
              -         57,100       57,100     International Business Machines Corporation            -    6,616,463      6,616,463
              -        141,100      141,100     Lam Research Corp.  (A)....................            -    4,374,100      4,374,100
              -        168,300      168,300     National Semiconductor  (A)................            -    3,702,600      3,702,600
              -         84,900       84,900     Sun Microsystems Inc.......................            -    3,496,819      3,496,819
              -         92,200       92,200     Teradyne  (A)..............................            -    3,365,300      3,365,300
                                                                                           -----------------------------------------
                                                                                                       -   42,937,870     42,937,870

Transportation
              -        105,200      105,200     Canadian Pacific Limited ORD PAR...........            -    3,096,825      3,096,825
        219,200              -      219,200     Expeditors International of Washington Inc.    9,316,000            -      9,316,000
              -        122,800      122,800     Republic Industries Inc....................            -    3,415,375      3,415,375
              -        130,300      130,300     Union Pacific..............................            -    7,133,925      7,133,925
        130,100              -      130,100     Union Pacific Corporation..................    7,122,975            -      7,122,975
                                                                                           -----------------------------------------
                                                                                              16,438,975   13,646,125     30,085,100

Utilities
              -         51,000       51,000     A T & T Corporation........................            -    3,063,188      3,063,188
              -         32,172       32,172     Bell Atlantic..............................            -    3,010,093      3,010,093
         49,472              -       49,472     British Petroleum ADR......................    4,675,058            -      4,675,058
              -         64,600       64,600     CMS Energy Corp............................            -    2,822,213      2,822,213
        120,900              -      120,900     Comcast Corporation-Special Class A........    4,329,731            -      4,329,731
              -         35,900       35,900     Duke Power.................................            -    2,077,713      2,077,713
              -         82,300       82,300     Edison International.......................            -    2,453,569      2,453,569
        222,900              -      222,900     Enron Corporation..........................   10,963,894            -     10,963,894
        143,660              -      143,660     Exxon Corporation..........................   10,478,201            -     10,478,201
              -         55,300       55,300     GTE Corporation............................            -    3,231,594      3,231,594
              -         86,100       86,100     Illinova Corp..............................            -    2,631,431      2,631,431
         97,400              -       97,400     Mobil Corporation..........................    7,694,600            -      7,694,600
        103,800              -      103,800     Pennzoil Company...........................    6,649,687            -      6,649,687
              -         60,400       60,400     Pinnacle West Capital Corp.................            -    2,672,700      2,672,700
        145,600              -      145,600     Royal Dutch Petroleum......................    8,235,500            -      8,235,500
        182,900              -      182,900     SBC Communications Inc.....................    7,578,919            -      7,578,919
              -         89,000       89,000     Southern Company...........................            -    2,358,500      2,358,500
        249,600              -      249,600     Sprint Corporation.........................   17,050,800            -     17,050,800
        333,700              -      333,700     Tosco Corporation..........................   11,888,062            -     11,888,062
        230,000              -      230,000     WorldCom Inc. (A)..........................    9,839,687            -      9,839,687
                                                                                           -----------------------------------------
                                                                                              99,384,139   24,321,001    123,705,140


                                                Total Common Stocks                          797,943,924  338,185,298  1,136,129,222


                                     WM GROWTH & INCOME FUND AND GRIFFIN GROWTH & INCOME FUND

                 Principal Amount             Pro Forma Combined Portfolio of Investments            Market Value
        --------------------------------------                                          ---------------------------------------
           WM           Griffin                       April 30, 1998 (Unaudited)                          WM            Griffin
        Growth &        Growth &     Pro Forma                                                         Growth &         Growth &
       Income Fund    Income Fund     Combined                                                        Income Fund     Income Fund
CONVERTIBLE NOTES - 0.5%
       580,000            -     580,000     Alberto-Culver Corporation
             -            -           -        5.500% due 06/30/2005.............................         960,625                -
     2,662,000            -   2,662,000     Berkshire Hathaway, Conv. Sr. Note,                                 -                -
             -            -           -        1.000% due 12/03/2001.............................       4,934,683                -
         1,000            -       1,000     Lehman Brothers Holdings,                                           -                -
             -            -           -        5.000% due 02/26/2001.............................          69,000                -
                                                                                                      -------------    ------------
                                            Total Convertible Notes                                     5,964,308                -

PREFERRED STOCK - 3.5%
        36,000            -      36,000     Cendant Corporation, Conv. Pfd.,
             -            -           -        7.500% due 02/16/2001.............................       1,482,750                -
       110,000            -     110,000     Loral Space & Communication, 3.000%..................       9,267,500                -
       220,500            -     220,500     Medpartners Inc -"TAPS"..............................       2,907,844                -
             -      109,500     109,500     News Corporation, Ltd. ADR...........................               -        2,552,719
       135,000            -     135,000     Nextlink Communications, Conv. Pfd.,                                -                -
             -            -           -        6.500% due 03/31/2010.............................       6,361,875                -
       128,900            -     128,900     Pacificare Health Systems-Pfd........................       3,560,863                -
       158,100            -     158,100     Penncorp Financial Group, $3.375, Series.............       9,525,525                -
        94,600            -      94,600     Sinclair Broadcast Group.............................       6,149,000                -
                                                                                                      -----------------------------
                                            Total Preferred Stocks                                     39,255,357        2,552,719

REPURCHASE AGREEMENT - 2.2%
     8,452,000            -   8,452,000     Agreement with Goldman Sachs, 5.30% dated
                                              4/30/98, to be repurchased
                                              at $8,453,244 on 5/1/98, collateralized by
                                              $8,222,101 U.S. Treasury Note,
                                              6.50% due 8/15/05 (value $8,697,682)...............       8,452,000               -
             -   17,814,208  17,814,208     Agreement withi State Street Bank & Trust Co.
                                            Master Repurchase Agreement, 4.25%, dated
                                            4/30/98 due 5/1/98, Collateralized by
                                            U.S. Government Securities
                                            (delivery value $17,814,208).........................               -       17,814,208
                                                                                                      -----------------------------
                                            Total Repurchase Agreements                                 8,452,000       17,814,208


                                            Total Investments - 100.5%  (Cost $983,378,354)           851,615,589      358,552,225

                                            Other Assets and Liabilities, Net - (0.5%)                 (4,139,182)      (2,042,898)

                                            TOTAL NET ASSETS - 100.0%                                 847,476,407      356,509,327

                                                                                                    PRO FORMA
                                                                                                    COMBINED
CONVERTIBLE NOTES - 0.5%
       580,000            -     580,000     Alberto-Culver Corporation
             -            -           -        5.500% due 06/30/2005.............................         960,625
     2,662,000            -   2,662,000     Berkshire Hathaway, Conv. Sr. Note,                                 -
             -            -           -        1.000% due 12/03/2001.............................       4,934,683
         1,000            -       1,000     Lehman Brothers Holdings,                                           -
             -            -           -        5.000% due 02/26/2001.............................          69,000
                                                                                                    -------------
                                            Total Convertible Notes                                     5,964,308

PREFERRED STOCK - 3.5%
        36,000            -      36,000     Cendant Corporation, Conv. Pfd.,
             -            -           -        7.500% due 02/16/2001.............................       1,482,750
       110,000            -     110,000     Loral Space & Communication, 3.000%..................       9,267,500
       220,500            -     220,500     Medpartners Inc -"TAPS"..............................       2,907,844
             -      109,500     109,500     News Corporation, Ltd. ADR...........................       2,552,719
       135,000            -     135,000     Nextlink Communications, Conv. Pfd.,.................               -
             -            -           -        6.500% due 03/31/2010                                    6,361,875
       128,900            -     128,900     Pacificare Health Systems-Pfd.                              3,560,863
       158,100            -     158,100     Penncorp Financial Group, $3.375, Series                    9,525,525
        94,600            -      94,600     Sinclair Broadcast Group                                    6,149,000
                                                                                                    --------------
                                            Total Preferred Stocks                                     41,808,076

REPURCHASE AGREEMENT - 2.2%
     8,452,000            -   8,452,000     Agreement with Goldman Sachs, 5.30% dated
                                              4/30/98, to be repurchased
                                              at $8,453,244 on 5/1/98, collateralized by
                                              $8,222,101 U.S. Treasury Note,
                                              6.50% due 8/15/05 (value $8,697,682)                      8,452,000
             -   17,814,208  17,814,208     Agreement withi State Street Bank & Trust Co.
                                            Master Repurchase Agreement, 4.25%, dated
                                            4/30/98 due 5/1/98, Collateralized by
                                            U.S. Government Securities
                                            (delivery value $17,814,208)                               17,814,208
                                                                                                    --------------
                                            Total Repurchase Agreements                                26,266,208


                                            TOTAL INVESTMENTS - 100.5%  (COST $983,378,354)         1,210,167,800

                                            OTHER ASSETS AND LIABILITIES, NET - (0.5%)                 (6,182,066)

                                            TOTAL NET ASSETS - 100.0%                               1,203,985,734

--------------------------------------------------------------------------------
(A)  Non-Income Producing Security

WM GROWTH & INCOME FUND AND GRIFFIN GROWTH & INCOME FUND

Notes to Pro Forma Combined Financial Statements (Unaudited)

1. Basis of Combination

   The pro forma combined financial statements reflect the pro forma combined financial position of the WM Growth & Income Fund and the Griffin Growth & Income Fund at April 30, 1998 and the pro forma combined results of operations for the year ended October 31, 1997 and the six month period ended April 30, 1998 as though the reorganization had occurred on November 1, 1996.

   The pro forma combined financial statements are presented for the information of the reader and may not necessarily be representative of how the pro forma combined financial statements would have appeared had the reorganization actually occurred.

   The Pro Forma Combined Portfolio of Investments, Statement of Assets and Liabilities, and the Statement of Operations should be read in conjunction with the historical financial statements of the funds which are incorporated by reference in the Statement of Additional Information.

   The pro forma combined statements give effect to the proposed transfer of the assets and stated liabilities of the Griffin Growth & Income Fund in exchange for shares of WM Growth & Income Fund. Under generally accepted accounting principles, the historical cost of investment securities will be carried forward to the surviving entity.

   The pro forma combined statements do not reflect the expenses of either fund in carrying out its obligations under the proposed Agreement and Plan of Reorganization.

2. Pro Forma Combined Portfolio of Investments

   Securities held by the two funds have been combined in the accompanying Combined Portfolio of Investments. Securities are valued using the pricing procedures and policies of the respective Acquiring Fund or Acquired Fund, as applicable. For more information, see the WM Annual Reports or the Griffin Annual Report. Historical cost amounts represent the combined cost basis of the securities.

3. Pro Forma Combined Statements of Assets and Liabilities

   Shares outstanding have been adjusted to reflect the conversion of Griffin Growth & Income Fund shares into WM shares based upon the net asset value of the WM Growth & Income Fund shares at April 30, 1998.

                    WM GROWTH FUND AND GRIFFIN GROWTH FUND
  PRO FORMA STATEMENT OF ASSETS AND LIABILITIES AT JUNE 30, 1998 (Unaudited)

                                                             GRIFFIN          WM          PRO FORMA           PRO FORMA
                                                           GROWTH FUND    GROWTH FUND    ADJUSTMENTS           COMBINED
              ASSETS:
 Investments at value                                      $98,207,349    $279,047,749                       $377,255,098
                                                                                                                        -
                                                           --------------------------------------------------------------
     Total Investments                                      98,207,349     279,047,749             -          377,255,098
 Cash/Cash Equivalents                                          90,910               -                             90,910
 Receivable for dollar roll fee income                                               -                                  -
 Dividends and/or interest receivable                           36,088          78,502                            114,590
 Receivable for Fund shares Sold                                 6,955         124,357                            131,312
 Receivable for investment securities sold                      65,721       3,837,149                          3,902,870
 Unamortized  organization costs                                                     -                                  -
 Receivable from investment advisor                                                  -                                  -
 Prepaid expenses and other assets                              13,091           3,648                             16,739
                                                           --------------------------------------------------------------
           Total Assets                                     98,420,114     283,091,405             -          381,511,519
                                                           ==============================================================
              LIABILITIES:                                                                                              -
 Payable for dollar roll transactions                                                -                                  -
 Variation margin payable                                                            -                                  -
 Reverse repurchase agreements                                                       -                                  -
 Payable for Fund shares redeemed                                    -       1,343,140                          1,343,140
 Payable for investment securities purchased                   890,591         431,425                          1,322,016
 Investment advisory fee payable                                               264,023                            264,023
 Administration fee payable                                                          -                                  -
 Shareholder servicing and distribution fees payable                             9,924                              9,924
 Dividends payable                                                   -             204                                204
 Accrued legal and audit fees                                                        -                                  -
 Accrued transfer agent fees                                                         -                                  -
 Accrued Trustees' fees and expenses                                                 -                                  -
 Accrued registration and filing fees payable                                        -                                  -
 Due to Custodian                                                            1,225,485                          1,225,485
 Net unrealized depreciation of fwd for cur cts                                 37,644                             37,644
 Accrued Expenses and other payables                           102,717         225,391                            328,108
                                                           --------------------------------------------------------------
           Total Liabilities                                   993,308       3,537,236             -            4,530,544
                                                           --------------------------------------------------------------

                                                           --------------------------------------------------------------
 TOTAL NET ASSETS                                          $97,426,806    $279,554,169   $         -         $376,980,975
                                                           ==============================================================
              NET ASSETS:
 Undistributed net investment income/
   (accumulated net investment loss/distributions
   in excess of net investment income)                     $  (437,403)   $    (12,382)                      $   (449,785)
 Accumulated net realized gain/(loss)
   on investments sold, futures contracts,
   closed written options, forward foreign currency
   contracts and foreign currency transactions              (3,841,529)     45,367,823                         41,526,294
 Net unrealized app./(dep.) of investments,
   foreign currency, written options, futures
   contracts, forward foreign currency contracts
   and other assets and liabilities                         24,497,727      66,535,577                         91,033,304
 Paid-in capital                                            77,208,011     167,663,151                        244,871,162
                                                           --------------------------------------------------------------
      TOTAL NET ASSETS                                     $97,426,806    $279,554,169   $         -         $376,980,975
                                                           ==============================================================
NET ASSETS:
  Class A Shares                                           $90,836,380    $112,153,051                       $202,989,431
                                                           ==============================================================
  Class B Shares                                           $ 6,590,426    $ 38,389,530                       $ 44,979,956
                                                           ==============================================================
  Class S Shares                                                          $ 13,282,870                       $ 13,282,870
                                                           ==============================================================
  Class I Shares                                                          $115,728,718                       $115,728,718
                                                           ==============================================================
SHARES OUTSTANDING:
  Class A Shares                                             5,000,777       6,075,731       (79,846)  (A)     10,996,662
                                                           ==============================================================
  Class B Shares                                               368,221       2,154,124         1,583   (A)      2,523,928
                                                           ==============================================================
  Class S Shares                                                               745,165             -              745,165
                                                           ==============================================================
  Class I Shares                                                             6,234,430             -            6,234,430
                                                           ==============================================================

NET ASSET VALUE PER SHARE:
  Class A Shares                                                $18.16          $18.46                             $18.46
                                                           ==============================================================
  Class B Shares                                                $17.90          $17.82                             $17.82
                                                           ==============================================================
  Class S Shares                                                                $17.83                             $17.83
                                                           ==============================================================
  Class I Shares                                                                $18.56                             $18.56
                                                           ==============================================================

           See accompanying notes to pro forma financial statements

--------------------------------------------------------------------------------
(A) Shares outstanding have been adjusted to reflect the conversion of Griffin Growth Fund shares into WM Growth Fund shares based upon the net asset value of WM Growth Fund shares at June 30, 1998.

                    WM Growth Fund and Griffin Growth Fund
                   Pro Forma Combined Statement of Operations
                        For the Year Ended June 30, 1998
                                   (Unaudited)


                                                           GRIFFIN             WM                PRO FORMA         PRO FORMA
                                                         GROWTH FUND       GROWTH FUND          ADJUSTMENTS         COMBINED
 INVESTMENT INCOME:
 Dividend Income                                         $ 322,886         $ 1,382,894                            $ 1,705,780
 Foreign withholding tax on dividend income                                    (16,446)                               (16,446)
 Interest Income                                            59,579             774,473                                834,052
 Fee Income                                                                          -                                      -
                                                      ------------------------------------------------------------------------
           Total Investment Income                         382,465           2,140,921                 -            2,523,386
                                                      ------------------------------------------------------------------------

 EXPENSES:
 Investment Advisory fee                                   434,066           2,739,222           586,044  (A)       3,759,332
 Administration fee                                        144,689             723,887          (868,576) (B)               -
 Custodian fee                                              94,870              64,008                                158,878
 Legal and Audit fees                                       37,738              34,992                                 72,730
 Trustees' fees and expenses                                 7,943              18,682                                 26,625
 Amortization of organization costs                          5,103               9,110                                 14,213
 Registration and filing fees                                9,309              33,132                                 42,441
 Other                                                      43,457             257,676                                301,133
                                                      ------------------------------------------------------------------------
           Subtotal                                        777,175           3,880,709          (282,532)           4,375,352
Shareholder servicing and distribution fees
      Class A Shares                                       168,889             326,313           271,822  (C)         767,024
      Class B Shares                                        47,886             350,784            84,990  (D)         483,660
      Class S Shares                                                           142,061             3,890  (E)         145,951
 Interest expense                                                                    -                                      -
 Fees waived and/or expenses absorbed by                                                                                    -
      investment advisor                                  (223,015)                  -        (1,062,214) (F)      (1,285,229)
                                                      ------------------------------------------------------------------------
           Subtotal                                        770,935           4,699,867          (984,044)           4,486,758
 Fees reduced by credits allowed by the custodian                               (6,149)                                (6,149)
                                                      ------------------------------------------------------------------------
           Net expenses                                    770,935           4,693,718          (984,044)           4,480,609
                                                      ------------------------------------------------------------------------
 NET INVESTMENT INCOME/(LOSS)                             (388,470)         (2,552,797)          984,044           (1,957,223)
                                                      ------------------------------------------------------------------------
 NET REALIZED AND UNREALIZED GAIN/
      (LOSS) ON INVESTMENTS
 Realized gain from security transactions
      Security transactions                             (2,148,446)         57,657,686                             55,509,240
      Forward foreign currency contracts and                                                                                -
           foreign currency transactions                                       776,368                                776,368
      Futures contracts                                                                                                     -
 Net unrealized appreciation/(depreciation) of:
      Securities                                        15,830,547          33,821,257                             49,651,804
      Forward foreign currency contracts                                      (333,137)                              (333,137)
      Foreign currency, written options, futures
           contracts and other assets and liabilities                           13,146                                 13,146
                                                      ------------------------------------------------------------------------
 Net realized/unrealized gains/(losses) on invsts       13,682,101          91,935,320                 -          105,617,421
                                                      ------------------------------------------------------------------------
 NET INCREASE/(DECREASE) IN NET ASSETS                                                                                      -
      RESULTING FROM OPERATIONS                       $ 13,293,631        $ 89,382,523           984,044        $ 103,660,198
                                                      ========================================================================


(A) Increase in management fees for Griffin shareholders to reflect the new fee structure. Fees are based on 1.10% of average daily net assets up to $100,000,000 and 1.05% of average daily net assets up to $200,000,000 and 1.025% over that amount.

(B) Elimination of the administration fees, now incorporated in the management fee structure.

(C) Addition of shareholder servicing fee at a monthly rate of $1.25 per shareholder account.

(D) Addition of shareholder servicing fee at a monthly rate of $1.35 per shareholder account.

(E) Addition of shareholder servicing fee at a monthly rate of $1.35 per shareholder account.

(F) Fees waived and/or expense absorbed by investment advisor adjusted to .36% of average daily net assets.

                                              WM GROWTH FUND AND GRIFFIN GROWTH FUND
                                            PRO FORMA COMBINED PORTFOLIO OF INVESTMENTS
                                                     JUNE 30, 1998 (Unaudited)

                 SHARES                                                                    MARKET VALUE
----------------------------------                                          ------------------------------------------
    WM        GRIFFIN    PRO FORMA                                               WM              GRIFFIN     PRO FORMA
GROWTH FUND  GROWTH FUND  COMBINED                                           GROWTH FUND       GROWTH FUND    COMBINED
COMMON STOCK - 99.6%
BANKS / SAVINGS & LOANS
  12,690         -        12,690  Ambanc Holding Company, Inc.............       225,247             -         225,247
  44,580         -        44,580  Bank of New York Company, Inc...........     2,705,449             -       2,705,449
  62,035         -        62,035  BankAmerica Corporation.................     5,362,150             -       5,362,150
  18,615         -        18,615  First Defiance Financial Corporation....       260,610             -         260,610
  11,050         -        11,050  Provident Financial Holdings, Inc. (A)..       229,287             -         229,287
  28,245         -        28,245  Star Banc Corporation...................     1,804,149             -       1,804,149
  66,255         -        66,255  U.S. Bancorp (A)........................     2,848,965             -       2,848,965
       -     6,000         6,000  Zions Bancorporation                                 -       318,750         318,750
                                                                              ----------------------------------------
                                                                              13,435,857       318,750      13,754,607
BUSINESS SERVICES
      -     8,500         8,500  AccuStaff Inc.  (A).....................              -       265,625         265,625
      -    11,600        11,600  Air Express International...............              -       310,300         310,300
 15,640    10,500        26,140  Apollo Group Incorporated  (A)..........        517,098       347,156         864,254
      -    14,600        14,600  Carnival Corp...........................              -       578,525         578,525
      -     5,100         5,100  Catalina Marketing Corp.  (A)...........              -       264,881         264,881
      -    19,191        19,191  Cendant Corporation  (A)................              -       400,612         400,612
 48,940     7,300        56,240  Cognizant Corporation...................      3,089,338       459,900       3,549,238
      -    15,025        15,025  Comair Holdings Inc.....................              -       463,897         463,897
      -     9,200         9,200  Equifax Inc.............................              -       334,075         334,075
      -     7,200         7,200  Equity Corporation International  (A)...              -       172,800         172,800
      -     8,700         8,700  Interim Services Incorporated  (A)......              -       279,488         279,488
      -     6,500         6,500  Interpublic Group of Companies Inc......              -       394,469         394,469
      -     9,800         9,800  Kansas City Southern Industries Inc.....              -       486,325         486,325
 58,030         -        58,030  Lamar Advertising Company (A)...........      2,081,826             -       2,081,826
      -    11,300        11,300  LaSalle Partners Incorporated  (A)......              -       502,850         502,850
      -     5,900         5,900  Manpower Inc............................              -       169,256         169,256
      -    18,200        18,200  Mutual Risk Management LTD..............              -       663,163         663,163
      -     7,200         7,200  Omnicom Group Incorporated..............              -       359,100         359,100
 93,309         -        93,309  Outdoor Systems, Inc. (A)...............      2,612,652             -       2,612,652
      -    10,050        10,050  Paychex Inc.............................              -       408,909         408,909
      -     8,400         8,400  Primark Corporation  (A)................              -       263,025         263,025
      -     7,600         7,600  Quintiles Transnational Corporation (A).              -       373,825         373,825
      -     2,686         2,686  Reuters Holdings PLC ADR................              -       183,991         183,991
      -    10,850        10,850  Robert Half International Inc  (A)......              -       606,244         606,244
      -    14,900        14,900  Romac International  (A)................              -       452,588         452,588
 36,605         -        36,605  Sapient Corporation (A).................      1,930,914             -       1,930,914
      -    14,200        14,200  Security Capital Group, Series B  (A)...              -       378,075         378,075
      -     8,000         8,000  Service Corporation International.......              -       343,000         343,000
 35,600         -        35,600  Snyder Communications (A)...............      1,566,400             -       1,566,400
      -    10,300        10,300  Superior Services  (A)..................              -       309,644         309,644
      -     6,525         6,525  Sylvan Learning Systems  (A)............              -       213,694         213,694
      -    10,250        10,250  The Vincam Group  (A)...................              -       201,156         201,156

                    WM Growth Fund and Griffin Growth Fund
                  Pro Forma Combined Portfolio of Investments
                           June 30, 1998 (Unaudited)


         -      11,300     11,300        U.S.A. Waste Services (A)....................             -        557,938       557,938
         -      10,437     10,437        Werner Enterprise Inc. ......................             -        198,955       198,955
                                                                                          ---------------------------------------
                                                                                          11,798,228     10,943,466    22,741,694 X

CAPITAL GOODS
         -       7,400      7,400        Agco Corp....................................             -        152,163       152,163
         -       8,950      8,950        Cable Design Technologies  (A)...............             -        184,594       184,594
         -      11,800     11,800        Danaher Corp.................................             -        432,913       432,913
         -      11,700     11,700        Donaldson Company, Inc.......................             -        276,413       276,413
         -       5,000      5,000        EVI Weatherford Corporation                               -        185,625       185,625
    68,620           -     68,620        Federal-Mogul Corporation....................     4,631,850              -     4,631,850
         -       8,050      8,050        IDEX Corporation.............................             -        277,725       277,725
         -       4,900      4,900        Kennametal Inc...............................             -        204,575       204,575
         -       7,000      7,000        Littlelfuse Inc.  (A)........................             -        176,750       176,750
    85,210           -     85,210        Monsanto Company.............................     4,761,109              -     4,761,109
         -      11,800     11,800        MSC Industrial Direct Company................             -        336,300       336,300
         -       6,950      6,950        Parker-Hannifin..............................             -        264,969       264,969
         -       9,300      9,300        Roper Industries.............................             -        242,963       242,963
    82,150           -     82,150        Solutia Inc..................................     2,356,678              -     2,356,678
         -       4,000      4,000        SPX Corporation..............................             -        257,500       257,500
    59,085           -     59,085        Tyco International Ltd.......................     3,722,355              -     3,722,355
         -       5,200      5,200        U.S. Filter Corporation......................             -        145,925       145,925
                                                                                          ---------------------------------------
                                                                                          15,471,992      3,138,415    18,610,407 X

COMMUNICATIONS EQUIPMENT
         -       7,600      7,600        Ascend Communications Inc....................             -        376,675       376,675
         -       8,500      8,500        Aspect Telecommunications Corp.  (A).........             -        232,688       232,688
         -       8,300      8,300        Coherent Communications Systems Corp.  (A)...             -        388,544       388,544
         -       6,300      6,300        Comverse Technology Incorporated  (A)........             -        326,813       326,813
         -       8,200      8,200        DSP Communications Incorporated  (A).........             -        112,750       112,750
         -      11,200     11,200        Ericsson L.M. Telephone Co. ADR..............             -        320,600       320,600
         -      11,200     11,200        Powertel Incorporated  (A)...................             -        207,200       207,200
         -      10,200     10,200        WorldCom Incorporated  (A)...................             -        494,063       494,063
                                                                                          ---------------------------------------
                                                                                                   -      2,459,333     2,459,333 X
COMPUTER / SYSTEMS
    13,862       7,400    121,262        Cisco Systems Inc.  (A)......................    10,482,420        681,263    11,163,683
    47,090           -     47,090        Dell Computer Corporation (A)................     4,370,541              -     4,370,541
    65,045           -     65,045        General Instrument Corporation (A)...........     1,768,411              -     1,768,411
    74,475           -     74,475        HBO & Company................................     2,625,244              -     2,625,244
         -      11,400     11,400        Intermedia Communications  (A)...............             -        478,088       478,088
                                                                                          ---------------------------------------
                                                                                          19,246,616      1,159,351    20,405,967 X

COMPUTER SOFTWARE / SERVICES
         -       8,800      8,800        ABR Information Services Incorporated  (A)...             -        209,000       209,000
         -       5,800      5,800        Adobe Systems Inc............................             -        246,138       246,138
         -      10,700     10,700        Affiliated Computer Services  (A)............             -        411,950       411,950
    29,700           -     29,700        Amazon.com, Inc. (A).........................     2,962,575              -     2,962,575
    91,527       7,600     99,127        America Online Delaware Inc.  (A)............     9,701,862        805,600    10,507,462
     7,035           -      7,035        Aspect Development, Inc. (A).................       532,022              -       532,022
   115,910           -    115,910        Aspen Technology, Inc. (A)...................     5,853,455              -     5,853,455
         -      16,800     16,800        BMC Software Inc.  (A).......................             -        872,550       872,550
   161,765      16,600    178,365        Cadence Design Systems  (A)..................     5,055,156        518,750     5,573,906

                    WM Growth Fund and Griffin Growth Fund
                  Pro Forma Combined Portfolio of Investments
                           June 30, 1998 (Unaudited)

             -          8,700      8,700  Cambridge Technology Partners................           -        475,238     475,238
             -          7,600      7,600  CBT Group PLC ADR  (A).......................           -        406,600     406,600
             -          8,200      8,200  Citrix Systems  (A)..........................           -        560,675     560,675
             -         15,500     15,500  Compuware Corp.  (A).........................           -        792,438     792,438
             -          6,400      6,400  DST Systems Incorporated  (A)................           -        358,400     358,400
             -          9,000      9,000  Electronic Arts  (A).........................           -        486,000     486,000
             -         24,600     24,600  HBO & Co.....................................           -        867,150     867,150
             -          7,400      7,400  IDX Systems Corporation  (A).................           -        340,863     340,863
          57,145        7,500     64,645  Intuit  (A)..................................     3,500,131      459,375   3,959,506
          50,905          -       50,905  JDA Software Group, Inc. (A).................     2,227,094          -     2,227,094
         122,070          -      122,070  Microsoft Corporation (A)....................    13,229,336          -    13,229,336
             -         13,287     13,287  Network Associates Incorporated  (A).........           -        636,115     636,115
             -         10,750     10,750  Oracle Corp.  (A)............................           -        264,047     264,047
         359,935       10,200    370,135  Parametric Technology Company (A)............     9,763,237      276,675  10,039,912
          58,170       12,400     70,570  People Soft Inc.  (A)........................     2,733,990      582,800   3,316,790
             -         12,200     12,200  Saville Systems Ireland PLC..................           -        611,525     611,525
             -          5,500      5,500  Shared Medical Systems Corp..................           -        403,906     403,906
             -         10,500     10,500  Sterling Commerce Inc.  (A)..................           -        509,250     509,250
              48          -           48  Structural Dynamics Research Corporation (A).         1,110          -         1,110
             -          8,000      8,000  SunGard Data Systems Incorporated  (A).......           -        307,000     307,000
             -         11,300     11,300  Symantec Corp.  (A)..........................           -        295,213     295,213
             -          4,800      4,800  Synopsys Inc.  (A)...........................           -        219,600     219,600
             -          8,000      8,000  Visio Corporation  (A).......................           -        382,000     382,000
          41,917          -       41,917  Wind River Systems (A).......................     1,503,772          -     1,503,772
                                                                                           -----------------------------------
                                                                                           57,063,740   12,298,858  69,362,598

COMPUTER/ELECTRONIC EQUIPMENT

             -          9,940      9,940  Dionex Corporation  (A)......................           -        262,168     262,168
             -          8,000      8,000  Sanmina Corporation  (A).....................           -        347,000     347,000
             -         15,450     15,450  Symbol Technologies..........................           -        583,238     583,238
             -          9,600      9,600  Tellabs  (A).................................           -        687,600     687,600
             -          4,600      4,600  Teradyne Inc.  (A)...........................           -        123,050     123,050
             -          5,650      5,650  Thermo Electron Corporation..................           -        193,159     193,159
             -         10,500     10,500  Vitesse Semiconductor                                   -        324,188     324,188
                                                                                           -----------------------------------
                                                                                                  -      2,520,403   2,520,403

CONSUMER CYCLICALS

             -         10,700     10,700  Bed Bath & Beyond  (A).......................           -        554,394     554,394
             -          7,100      7,100  Gulfstream Aerospace Corporation  (A)........           -        330,150     330,150
             -          8,800      8,800  Harley-Davidson Inc..........................           -        341,000     341,000
             -          5,000      5,000  Harman International                                    -        192,500     192,500
             -         14,000     14,000  Leggett & Platt Inc.                                    -        350,000     350,000
             -          6,400      6,400  Lennar Corp..................................           -        188,800     188,800
             -         11,800     11,800  Lilly Industries Inc.........................           -        255,175     255,175
             -          6,900      6,900  LNR Property Corporation.....................           -        176,813     176,813
             -          5,600      5,600  National Health Investors....................           -        186,200     186,200
             -         10,700     10,700  Oakwood Homes Corp...........................           -        321,000     321,000
             -          6,700      6,700  Rouse Company................................           -        210,631     210,631
             -          9,500      9,500  Security Capital Pacific Trust...............           -        213,750     213,750
             -          9,600      9,600  Sherwin-Williams Co..........................           -        318,000     318,000
             -          6,500      6,500  TCA Cable TV Inc.                                       -        390,000     390,000

                    WM Growth Fund and Griffin Growth Fund
                  Pro Forma Combined Portfolio of Investments
                           June 30, 1998 (Unaudited)


             -          9,000      9,000  Univision Communications                                  -      335,250     335,250
             -         12,300     12,300  Valspar......................................             -      487,388     487,388
             -         15,000     15,000  Williams-Sonoma Inc.  (A)....................             -      477,188     477,188
                                                                                           -----------------------------------
                                                                                                    -    5,328,239   5,328,239

CONSUMER STAPLES

          53,660          -       53,660  Delta and Pine Land Company..................     2,387,870          -     2,387,870
         260,340          -      260,340  Raisio Group Plc. (A)........................     4,731,684          -     4,731,684
                                                                                           -----------------------------------
                                                                                            7,119,554          -     7,119,554

CONSUMER/ DURABLE

             -          6,100      6,100  American Standard Companies  (A).............             -      272,594     272,594


CONSUMER/ NON-DURABLE

             -          6,200      6,200  Alberto-Culver Company.......................             -      179,800     179,800
             -          7,500      7,500  Harcourt General.............................             -      446,250     446,250
             -          8,500      8,500  International Multifoods Corporation.........             -      233,750     233,750
             -          9,200      9,200  Jones Apparel Group Inc......................             -      336,375     336,375
             -          9,447      9,447  Lancaster Colony Inc.........................             -      357,805     357,805
             -          9,525      9,525  Mattel Inc...................................             -      403,027     403,027
             -          8,300      8,300  Nautica Enterprises Inc.  (A)................             -      222,544     222,544
             -          8,800      8,800  Pioneer Hi-Bred International................             -      364,100     364,100
             -         12,000     12,000  Quiksilver Incorporated  (A).................             -      239,250     239,250
             -          4,800      4,800  Sealed Air Corporation  (A)..................             -      176,400     176,400
             -          5,753      5,753  Tootsie Roll Industries Inc..................             -      441,543     441,543
             -          6,500      6,500  Unifi Inc....................................             -      222,625     222,625
             -          6,600      6,600  Warnaco Group Inc............................             -      280,088     280,088
             -          8,500      8,500  Westwood One Inc.  (A).......................             -      214,359     214,359
             -          9,600      9,600  Wolverine World Wide.........................             -      208,200     208,200
                                                                                           -----------------------------------
                                                                                                    -    4,326,116   4,326,116

ELECTRONICS / SEMICONDUCTORS

             -          9,100      9,100  Altera Corporation  (A)......................             -      269,019     269,019
             -         10,500     10,500  Applied Materials Inc.                                    -      309,750     309,750
          27,989       10,800     38,789  Analog Devices  (A)..........................       687,480      265,275     952,755
             -          7,500      7,500  Gateway 2000 Incorporated  (A)...............             -      379,688     379,688
             -          7,000      7,000  Hubbell Incorporated, Series B...............             -      291,375     291,375
             -          4,000      4,000  Lattice Semiconductor Co.                                 -      113,625     113,625
             -          8,200      8,200  Linear Technology Corp.......................             -      494,563     494,563
          66,845       18,200     85,045  Maxim Integrated Products Inc.  (A)..........     2,118,151      576,713   2,694,864
             -          6,400      6,400  Microchip Technology Inc.  (A)...............             -      167,200     167,200
             -         11,726     11,726  Molex Inc CL A...............................             -      274,095     274,095
         123,140          -      123,140  Nokia Corporation, Class A, Sponsored ADR....     8,935,346          -     8,935,346
             -          7,300      7,300  Raychem Corp.................................             -      215,806     215,806
             -          8,700      8,700  SCI Systems Inc.  (A)........................             -      327,338     327,338
             -          7,100      7,100  SDL Incorporated  (A)........................             -      169,513     169,513
             -          7,700      7,700  Tyco International...........................             -      485,100     485,100
             -          7,500      7,500  Xilinx Inc.  (A).............................             -      255,000     255,000
                                                                                           -----------------------------------
                                                                                           11,740,977    4,594,060  16,335,037

FINANCIAL SERVICES

             -         13,300     13,300  ACE Limited..................................             -      518,700     518,700
             -          7,700      7,700  Ambac Financial Group Inc....................             -      450,450     450,450

                    WM Growth Fund and Griffin Growth Fund
                  Pro Forma Combined Portfolio of Investments
                           June 30, 1998 (Unaudited)


          55,750          -       55,750  Associates First Capital Corporation, Class A     4,285,781          -     4,285,781
             -          8,100      8,100  Bank of New York Co. Inc.....................           -        491,569     491,569
             -          8,500      8,500  Charter One Financial Securities                        -        286,344     286,344
             -         11,100     11,100  City National Corp...........................           -        410,006     410,006
             -          9,100      9,100  Finova Group Inc.............................           -        515,288     515,288
             -         11,600     11,600  First American Corp., Tennessee..............           -        558,250     558,250
             -         14,100     14,100  Franklin Resources Inc.......................           -        761,400     761,400
          58,335          -       58,335  Household International......................     2,902,166          -     2,902,166
             -         11,500     11,500  Investment Technology Group  (A).............           -        316,250     316,250
             -          7,200      7,200  JSB Financial Inc............................           -        421,650     421,650
             -          5,100      5,100  Legg Mason Inc.                                         -        293,569     293,569
             -          4,868      4,868  Mercantile Bancorporation Inc................           -        245,226     245,226
             -          7,900      7,900  Mercury General Corporation..................           -        508,069     508,069
             -          6,400      6,400  MGIC Investment Corporation..................           -        365,200     365,200
             -          7,400      7,400  Northern Trust Corporation...................           -        564,250     564,250
             -          4,500      4,500  Progressive Corporation......................           -        634,500     634,500
             -         12,700     12,700  Protective Life Corporation..................           -        465,931     465,931
             -          6,500      6,500  Providian Financial Corporation                         -        510,656     510,656
             -         14,925     14,925  Raymond James Financial lnc..................           -        446,817     446,817
             -         13,800     13,800  Schwab (Charles) Corp........................           -        448,500     448,500
             -         14,000     14,000  Silicon Valley Bancshares  (A)...............           -        498,313     498,313
             -          9,300      9,300  State Street Boston Corporation..............           -        646,350     646,350
             -          9,900      9,900  SunAmerica Incorporated......................           -        568,631     568,631
             -         10,000     10,000  TCF Financial................................           -        295,000     295,000
             -         11,500     11,500  U.S. Bancorp.................................           -        494,500     494,500
             -          6,400      6,400  UICI  (A)....................................           -        174,400     174,400
                                                                                           -----------------------------------
                                                                                            7,187,947   11,889,819  19,077,766

HEALTH CARE PRODUCTS

             -          5,100      5,100  Agouron Pharmaceuticals Incorporated  (A)....           -        154,594     154,594
          82,330          -       82,330  ALZA Corporation (A).........................     3,560,772          -     3,560,772
             -          4,600      4,600  Amgen  (A)...................................           -        300,725     300,725
             -         10,600     10,600  Arterial Vascular Engineering Inc.  (A)......           -        378,950     378,950
             -          7,000      7,000  Biochem Pharma Inc.  (A).....................           -        185,500     185,500
             -          6,400      6,400  Biogen Inc.  (A).............................           -        313,600     313,600
             -          4,500      4,500  Boston Scientific Corporation  (A)...........           -        322,313     322,313
             -          6,050      6,050  Cardinal Health Inc..........................           -        567,188     567,188
          35,275          -       35,275  Centocor, Inc. (A)...........................     1,278,719          -     1,278,719
             -            175        175  Clinichen Development Inc.                              -          1,006       1,006
             -          5,600      5,600  Elan PLC ADR  (A)............................           -        360,150     360,150
          83,350          -       83,350  Eli Lilly and Company (A)....................     5,506,309          -     5,506,309
             -          5,800      5,800  Gilead Sciences Inc.  (A)....................           -        185,963     185,963
             -          9,300      9,300  Guidant Corporation..........................           -        663,206     663,206
             -          5,700      5,700  Guilford Pharmaceuticals Inc.  (A)...........           -        100,463     100,463
             -          7,200      7,200  Henry Schein Incorporated....................           -        332,100     332,100
             -          6,000      6,000  Human Genome Sciences Inc.  (A)..............           -        214,125     214,125
             -          7,800      7,800  Incyte Pharmaceuticals Incorporated  (A).....           -        266,175     266,175
             -          5,800      5,800  Isis Pharmaceuticals  (A)....................           -         79,388      79,388
             -          7,700      7,700  Life Technologies Inc........................           -        241,588     241,588
             -          6,000      6,000  Medtronic Inc................................           -        382,500     382,500

                    WM Growth Fund and Griffin Growth Fund
                  Pro Forma Combined Portfolio of Investments
                           June 30, 1998 (Unaudited)

             -         15,000     15,000  Millennium Pharmaceuticals Inc  (A)..........           -        211,875     211,875
          75,104       11,000     86,104  Omnicare Inc.................................     2,863,340      419,375   3,282,715
          46,725          -       46,725  Pfizer Inc. (A)..............................     5,078,423          -     5,078,423
             -          9,900      9,900  Physio-Control International Corp.  (A)......           -        260,494     260,494
             -          5,700      5,700  Protein Design Labs Incorporated  (A)........           -        137,334     137,334
          43,400          -       43,400  Sofamor Danek Group, Inc. (A)................     3,756,813          -     3,756,813
             -          5,700      5,700  Sola International Inc.  (A).................           -        186,319     186,319
             -          8,900      8,900  Teleflex Inc.................................           -        338,200     338,200
           2,070          -        2,070  United States Surgical Corporation...........        94,444          -        94,444
         208,175          -      208,175  Warner Lambert Company.......................    14,442,141          -    14,442,141
             -          8,000      8,000  Watson Pharmaceuticals Incorporated  (A).....           -        373,500     373,500
                                                                                           -----------------------------------
                                                                                           36,580,961    6,976,631  43,557,592

HMO/HOSPITAL MANAGEMENT

             -         10,500     10,500  Concentra Managed Care Incorporated  (A).....           -        273,000     273,000
             -          6,100      6,100  Genesis Health Ventures  (A).................           -        152,500     152,500
             -         16,662     16,662  Health Management Association CL A  (A)......           -        557,136     557,136
             -          8,950      8,950  Healthcare & Retirement Corp.  (A)...........           -        352,966     352,966
             -         14,300     14,300  HealthSouth Corp.  (A).......................           -        381,631     381,631
             -          9,400      9,400  Lincare Holdings Incorporated  (A)...........           -        395,388     395,388
             -         11,500     11,500  Orthodontic Centers of America Inc  (A)......           -        240,781     240,781
             -          2,100      2,100  PacifiCare Health Systems  (A)...............           -        185,588     185,588
             -          8,600      8,600  PhyCor Inc.  (A).............................           -        142,438     142,438
             -         12,150     12,150  Quorum Health Group Incorporated  (A)........           -        321,975     321,975
             -          8,915      8,915  Tenet Healthcare Corp.  (A)..................           -        278,594     278,594
             -         18,279     18,279  Total Renal Care Holdings Incorporated  (A)..           -        630,626     630,626
             -          6,100      6,100  United HealthCare Corp.......................           -        387,350     387,350
             -          7,800      7,800  Universal Health Services  (A)...............           -        455,325     455,325
                                                                                           -----------------------------------
                                                                                                  -      4,755,298   4,755,298

MEDIA
             -          9,000      9,000  360 Communications Company  (A)..............           -        288,000     288,000
             -         12,200     12,200  Belo (A.H.) Corp.............................           -        297,375     297,375
         126,430          -      126,430  CBS Corporation (A)..........................     4,014,153          -     4,014,153
             -          5,100      5,100  Centennial Cellular Corp.  (A)...............           -        190,294     190,294
             -          3,600      3,600  Central Newspaper Inc........................           -        251,100     251,100
          59,405        9,200     68,605  Chancellor Media Corporation  (A)............     2,949,830      456,838   3,406,668
             -          9,300      9,300  Clear Channel Communications Inc.  (A).......           -      1,014,863   1,014,863
             -          9,800      9,800  Cox Communications  (A)......................           -        474,688     474,688
             -          6,400      6,400  Emmis Broadcasting Corp.  (A)................           -        306,000     306,000
             -          7,600      7,600 Jacor Communications Inc.  (A)...............            -        448,400     448,400
             -          9,000      9,000 Meredith Corporation.........................            -        422,438     422,438
             -         27,600     27,600 Outdoor Systems..............................            -        772,800     772,800
         328,421          -      328,421 TCI Ventures, Class A (A)....................      6,588,943          -     6,588,943
         173,702          -      173,702 Time Warner Inc..............................     14,840,665          -    14,840,665
             -          3,900      3,900 U.S. Cellular Corp.  (A).....................            -        119,925     119,925
           7,295          -        7,295 United International Holdings, Inc. (A)......        116,720          -       116,720
             -          8,700      8,700 Valassis Communications  (A).................            -        335,494     335,494
             -          7,100      7,100 Vodafone Group PLC ADR.......................            -        895,044     895,044
                                                                                           ------------------------------------
                                                                                           28,510,311    6,273,259  34,783,570

OIL & GAS

                    WM Growth Fund and Griffin Growth Fund
                  Pro Forma Combined Portfolio of Investments
                           June 30, 1998 (Unaudited)


                             -   3,500      3,500  Cooper Cameron Corporation                        -    178,500    178,500


                     1,731,236       -  1,731,236  Ocean Rig ASA (A)......................   1,287,668             1,287,668
                             -   4,500      4,500  Sonat Inc.                                        -    173,813    173,813
                             -   6,000      6,000  Veritas DGC Inc.                                  -    299,625    299,625
                                                                                             -------------------------------
                                                                                             1,287,668    651,938  1,939,606  X

OTHER TECHNOLOGY
                             -   8,500      8,500  BE Aerospace  (A)......................           -    247,563    247,563
                             -   7,500      7,500  Cognex Corp.  (A)......................           -    138,750    138,750
                             -   6,500      6,500  Diebold Incorporated...................           -    187,688    187,688
                             -  13,200     13,200  EMC Corp-Mass  (A).....................           -    591,525    591,525
                             -   5,500      5,500  First Data Corporation                            -    183,219    183,219
                             -  13,200     13,200  Sun Microsystems Inc.  (A).............           -    573,375    573,375
                                                                                             -------------------------------
                                                                                                     -  1,922,120  1,922,120  X
RESOURCES
                             -  11,600     11,600  AES Corp.  (A).........................           -    609,725    609,725
                             -   6,800      6,800  Apache Corp............................           -    214,200    214,200
                             -   9,300      9,300  B J Services Co.  (A)..................           -    270,281    270,281
                             -   5,900      5,900  Barrett Resources Corporation Inc.  (A)           -    220,881    220,881
                             -   6,100      6,100  Camco International Inc................           -    475,038    475,038
                             -   6,600      6,600  Devon Energy Corporation...............           -    230,588    230,588
                             -  11,900     11,900  Ecolab.................................           -    368,900    368,900
                             -   6,700      6,700  Noble Affiliates.......................           -    254,600    254,600
                             -  10,000     10,000  Noble Drilling Corporation.............           -    240,625    240,625
                             -   4,600      4,600  Nuevo Energy Co.  (A)..................           -    147,775    147,775
                             -   8,000      8,000  Ocean Energy Incorporated  (A).........           -    156,500    156,500
                             -  12,000     12,000  Pride International Inc.  (A)..........           -    203,250    203,250
                             -  12,000     12,000  Sigma-Aldrich Corporation..............           -    421,500    421,500
                             -   8,200      8,200  Smith International  (A)...............           -    285,463    285,463
                             -  17,200     17,200  Sybron International Corp.  (A)........           -    434,300    434,300
                             -  11,100     11,100  Tosco Corp.............................           -    326,063    326,063
                             -   7,500      7,500  Waters Corporation  (A)................           -    442,031    442,031
                                                                                             -------------------------------
                                                                                                     -  5,301,720  5,301,720  X
RETAIL SALES
                             -  12,900     12,900  Autozone Inc.                                     -    411,994    411,994
                             -   9,000      9,000  BJS Wholesale Club Inc.                           -    365,625    365,625
                             -   9,400      9,400  CVS Corporation                                   -    366,013    366,013
                             -  12,100     12,100  Borders Group Incorporated  (A)........           -    447,700    447,700
                             -   4,000      4,000  CDW Computer Centers Inc...............           -    200,000    200,000
                             -   8,700      8,700  Circuit City Stores Inc................           -    407,813    407,813
                             -   9,500      9,500  CompUSA Inc.  (A)......................           -    171,594    171,594
                             -   7,600      7,600  Consolidated Stores  (A)...............           -    275,500    275,500
                        51,335       -     51,335  Costco Companies, Inc. (A).............   3,237,313          -  3,237,313
                             -  22,891     22,891  Dollar General Corp....................           -    905,625    905,625
                             -   8,030      8,030  Fred Meyer Incorporated  (A)...........           -    341,275    341,275
                             -  10,800     10,800  Host Marriott  (A).....................           -    192,375    192,375
                             -   9,000      9,000  Kohls Corporation                                 -    466,875    466,875
                             -  10,800     10,800  Land's End Inc.  (A)...................           -    341,550    341,550
                             -   8,700      8,700  Mirage Resorts  (A)...................            -    185,419    185,419

                    WM Growth Fund and Griffin Growth Fund
                  Pro Forma Combined Portfolio of Investments
                           June 30, 1998 (Unaudited)

                              -     9,000     9,000  Office Depot Inc.                                 -    284,063     284,063
                              -    14,300    14,300  OfficeMax Incorporated  (A)...........            -    235,950     235,950
                              -     6,800     6,800  Outback Steakhouse Inc.  (A)..........            -    265,200     265,200
                              -     9,600     9,600  Richfood Holdings.....................            -    198,600     198,600
                              -    13,400    13,400  Safeway Inc.  (A).....................            -    545,213     545,213
                              -     6,200     6,200  Starbucks Corp.  (A)..................            -    331,313     331,313
                              -    13,650    13,650  The Men's Wearhouse Inc.  (A).........            -    450,450     450,450
                              -     9,100     9,100  Tiffany & Company.....................            -    436,800     436,800
                              -    19,600    19,600  TJX Companies.........................            -    472,850     472,850
                              -    10,200    10,200  Viking Office Products  (A)...........            -    320,025     320,025
                              -    10,500    10,500  Zale Corp.  (A).......................            -    334,031     334,031
                                                                                             ----------------------------------
                                                                                               3,237,313  8,953,853  12,191,166  X
TECHNOLOGY
                              -     6,900     6,900  McLeod USA Inc.                                   -    268,238     268,238
                              -     9,000     9,000  Nextel Communication Inc.                         -    223,875     223,875
                         25,675         -    25,675  Orbital Sciences Corporation (A)......      959,603          -     959,603
                         80,570         -    80,570  Pittway Corporation, Class A..........    5,952,109          -   5,952,109
                              -     5,000     5,000  Sofamor Danex Group                               -    432,813     432,813
                        114,710         -   114,710  UNUM Corporation......................    6,366,405          -   6,366,405
                              -     8,000     8,000  VISX Inc.                                         -    476,000     476,000
                                                                                             ----------------------------------
                                                                                              13,278,117  1,400,926  14,679,043  X
UTILITIES /
TELECOMMUNICATIONS
                         77,790         -    77,790  At Home Corporation (A)...............    3,680,439          -   3,680,439
                        335,745         -   335,745  Comcast Corporation, Class A..........   13,629,149          -  13,629,149
                         77,665         -    77,665  Cox Communications, Inc., Class A (A).    3,761,898          -   3,761,898
                         60,920         -    60,920  Liberty Media Group (A)...............    2,364,458          -   2,364,458
                        266,790         -   266,790  MediaOne Group Inc. (A)...............   11,722,086          -  11,722,086
                        337,589         -   337,589  Tele-Communications, Inc., Class A (A)   12,976,080          -  12,976,080
                        362,722         -   362,722  Telecom Italia SPA....................    2,671,292          -   2,671,292
                              1         -         1  US West, Inc..........................           23          -          23
                        114,510         -   114,510  Western Wireless Corporation (A)......    2,283,043          -   2,283,043
                                                                                             ----------------------------------
                                                                                              53,088,468          -  53,088,468  X
MISCELLANEOUS
                              -    13,000    13,000  Allied Waste Industries Inc.                      -    312,000     312,000
                              -     8,300     8,300  ASA Holding Inc.                                  -    411,857     411,857
                                                                                             ----------------------------------
                                                                                                       -    723,857     723,857  X

                                                        Total Common Stocks                  279,047,749 96,209,006 375,256,755

                                 PRINCIPAL AMOUNT
REPURCHASE
AGREEMENT - 0.5%
                              - 1,998,343 1,998,343  State Street Bank & Trust Co. Master
                                                     Repurchase Agreement, 4.25%, dated
                                                     6/30/98 due 7/1/98, Collateralized
                                                     by U.S. Government Securities                     -  1,998,343   1,998,343

                                                     TOTAL INVESTMENTS - 100.1% (COST
                                                     $286,195,572)                           279,047,749 98,207,349 377,255,098


                                                     OTHER ASSETS AND LIABILITIES,
                                                     NET - (0.1%)                                506,420   (780,543)   (274,123)

                    WM Growth Fund and Griffin Growth Fund
                  Pro Forma Combined Portfolio of Investments
                           June 30, 1998 (Unaudited)

                                            TOTAL NET ASSETS - 100.0%                        279,554,169 97,426,806 376,980,975


(A) Non-Income
    producing security.


WM GROWTH FUND & GRIFFIN GROWTH FUND

Notes to Pro Forma Combined Financial Statements (Unaudited)

1.   Basis of Combination

     The pro forma combined financial statements reflect the pro forma combined financial position of the WM Growth Fund and the Griffin Growth Fund at June 30, 1998 and the pro forma combined results of operations for the year ended June 30, 1998 as though the reorganization had occurred on July 1, 1997.

     The pro forma combined financial statements are presented for the information of the reader and may not necessarily be representative of how the pro forma combined financial statements would have appeared had the reorganization actually occurred.

     The Pro Forma Combined Portfolio of Investments, Statement of Assets and Liabilities, and the Statement of Operations should be read in conjunction with the historical financial statements of the funds which are incorporated by reference in the Statement of Additional Information.

     The pro forma combined statements give effect to the proposed transfer of the assets and stated liabilities of the Griffin Growth Fund in exchange for shares of WM Growth Fund. Under generally accepted accounting principles, the historical cost of investment securities will be carried forward to the surviving entity.

     The pro forma combined statements do not reflect the expenses of either fund in carrying out its obligations under the proposed Agreement and Plan of Reorganization.

2.   Pro Forma Combined Portfolio of Investments

     Securities held by the two funds have been combined in the accompanying Combined Portfolio of Investments. Securities are valued using the pricing procedures and policies of the respective Acquiring Fund or Acquired Fund, as applicable. For more information, see the WM Annual Reports or the Griffin Annual Reports. Historical cost amounts represent the combined cost basis of the securities. A substantial portion of the Griffin Growth Fund's portfolio securities are expected to be sold in connection with the Merger.

3.   Pro Forma Combined Statements of Assets and Liabilities

     Shares outstanding have been adjusted to reflect the conversion of Griffin Growth Fund shares into WM Growth Fund shares based upon the net asset value of the WM Growth Fund shares at June 30, 1998.

                                  WM TRUST I

                                   Form N-14

                                    PART C

                               OTHER INFORMATION

Item 15.  Indemnification.

     Incorporated by reference to Post-Effective Amendment No. 74 to Registrant's Registration Statement on Form N-1A (Registration Nos. 002-10766 and 811-123) filed March 27, 1998.

Item 16.  Exhibits.

(1) (a) Form of Amended and Restated Agreement and Declaration of Trust (the "Declaration of Trust") dated as of September 22, 1997(1)

     (b)  Amendment No. 1 to the Declaration of Trust dated March 20, 1998(2)

     (c)  Amendment No. 2 to the Declaration of Trust dated March 20, 1998(2)

(2)  By-Laws(1)

(3)  None

(4) Form of Agreement and Plan of Reorganization - filed as Appendix A to Part A(3)

(5) (a) Article III (Shares), Article V (Shareholders' Voting Powers and Meetings) and Article VI (Net Income, Distributions, and Redemptions and Repurchases) of the Amended and Restated Agreement and Declaration of Trust.(1)

     (b) Article 10 (Provisions Relating to the Conduct of the Trust's Business) and Article 11 (Shareholders' Voting Powers and Meetings) of the By-Laws(1)

(6) (a) Investment Management Agreement with WM Advisors Inc. dated March 20, 1998(2)

(7) (a) Distribution Contract with WM Funds Distributor, Inc. dated March 20, 1998(2)

     (b) Transfer Agent Contract with Shareholders Services, Inc. dated March 20, 1998(2)

(8)       None

(9) Delegation Custody and Information Services Agreement with Boston State Deposit & Trust Company dated March 20, 1998(2)

(10) (a)  Distribution Plan for Class A shares dated March 20, 1998(2)

     (b)  Distribution Plan for Class B shares dated March 20, 1998(2)

(11) Opinion and consent of counsel as to legality of securities being registered(3)

(12) Opinion of counsel as to tax matters -- to be filed by post-effective amendment.

(13)      Material Contracts.

  [ None ]

(14)(a)   Consent of KPMG Peat Marwick LLP(3)

(14)(b)   Consent of LeMaster & Daniels, PLLC is filed herewith.

(15)      None.

(16)      Powers of Attorney(3)

_______________________________________________________

(1) Incorporated by reference to Post-Effective Amendment No. 67 to the Registrant's Registration Statement on Form N-1A (Registration Nos. 002-10766 and 811-123), filed by the Composite Funds on September 30, 1997.

(2) Incorporated by reference to Post-Effective Amendment No. 74 to Registrant's Registration Statement on Form N-1A (Registration Nos. 002-10766 and 811-123) filed on March 27, 1998.

(3)  Incorporated by reference to Registrant's Registration Statement on
     Form N-14 (Accession No. 0001021408-98-000819), filed on October 30, 1998.

Item 17.  Undertakings.

     (a) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

     (b) The undersigned Registrant agrees that every prospectus that is filed under paragraph (a) above will be filed as a part of an amendment to this Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

     (c) The undersigned Registrant agrees to file, by post-effective amendment, an opinion of counsel or a copy of an Internal Revenue Service ruling supporting the tax consequences of the proposed mergers described in this Registration Statement within a reasonable time after receipt of such opinion or ruling.

                                  SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Seattle in the State of Washington on the 5th day of November, 1998.

                              WM TRUST I



                              By: /s/ William G. Papesh
                                  ---------------------------------
                                     William G. Papesh,
                                      President

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

    Signature                      Title(s)                 Date
    ---------                      -----                    ----

/s/ William G. Papesh              President and Trustee    November 5, 1998
--------------------------------
William G. Papesh


/s/ Monte D. Calvin                Vice President and       November 5, 1998
--------------------------------   Treasurer
Monte D. Calvin

/s/ David E. Anderson*             Trustee                  November 5, 1998
--------------------------------
David E. Anderson

/s/ Wayne L. Attwood*              Trustee                  November 5, 1998
--------------------------------
Wayne L. Attwood, M.D.

/s/ Arthur H. Bernstein, Esq.*     Trustee                  November 5, 1998
--------------------------------
Arthur H. Bernstein

/s/ Kristianne Blake*              Trustee                  November 5, 1998
--------------------------------
Kristianne Blake

/s/ Edmond R. Davis*               Trustee                  November 5, 1998
--------------------------------
Edmond R. Davis


                                   Trustee                  November 5, 1998
--------------------------------
John W. English

/s/ Anne V. Farrell*               Trustee                  November 5, 1998
--------------------------------
Anne V. Farrell

/s/ Michael K. Murphy*             Trustee                  November 5, 1998
--------------------------------
Michael K. Murphy


/s/ Daniel L. Pavelich*            Trustee                  November 5, 1998
--------------------------------
Daniel L. Pavelich

/s/ Alfred E. Osborne, Jr. Ph.D.*  Trustee                  November 5, 1998
--------------------------------
Alfred E. Osborne, Jr. Ph.D.


                                   Trustee                  November 5, 1998
--------------------------------
Jay Rockey


/s/ Richard C. Yancey*             Trustee                  November 5, 1998
--------------------------------
Richard C. Yancey

*By:   /s/ Monte D. Calvin
       --------------------------------
       Monte D. Calvin
       Attorney-in-Fact
       Pursuant to Power of
       Attorney previously filed.

                                 EXHIBIT INDEX
                                 -------------


Exhibit No.    Exhibit Name
-----------    ------------


    14(b)      Consent of LeMaster & Daniels, PLLC